UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number:

811-05577

The Glenmede Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

100 Summer Street, Floor 7

SUM0703

Boston, MA 02110

(Address of Principal Executive Offices)(Zip Code)

Michael P. Malloy, Esq.

Secretary

Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code:

1-800-442-8299

Date of Fiscal Year End: October 31

Date of Reporting Period: April 30, 2019

Item 1.	Reports to Stockholders.

The Glenmede Fund, Inc.
The Glenmede Portfolios
Semi-Annual Report
April 30, 2019
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Portfolios’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Portfolios or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Portfolios or your financial intermediary electronically by contacting the Fund at 1-800-442-8299 or by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can inform the Portfolios or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting the Fund at 1-800-442-8299 or by contacting your financial intermediary. Your election to receive reports in paper will apply to all Portfolios you hold in the Glenmede fund complex and with your financial intermediary.

An investment in a Portfolio is neither insured nor guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency or bank.

The Glenmede Fund, Inc.
The Glenmede Portfolios

Table of Contents
1

The Glenmede Fund, Inc.

Shareholder Expenses (Unaudited)
As a shareholder of a Glenmede Portfolio, you incur ongoing costs, including management fees and, for certain classes, shareholder servicing fees and other portfolio expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Glenmede Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2018 to April 30, 2019.
Actual Expenses
The first line under each Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Portfolio under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line under each Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
	Beginning Account Value (November 1, 2018)	Ending Account Value (April 30, 2019)	Annualized Expense Ratio	Expenses Paid During Period* (November 1, 2018 to April 30, 2019)
Quantitative U.S. Large Cap Core Equity Portfolio – Advisor
Actual	$1,000.00	$1,056.40	0.86%	$ 4.38
Hypothetical (5% return less expenses)	1,000.00	1,020.50	0.86	4.31
Quantitative U.S. Large Cap Core Equity Portfolio – Institutional
Actual	1,000.00	1,057.40	0.66	3.37
Hypothetical (5% return less expenses)	1,000.00	1,021.50	0.66	3.31
Quantitative U.S. Large Cap Growth Equity Portfolio – Advisor
Actual	1,000.00	1,131.20	0.87	4.60
Hypothetical (5% return less expenses)	1,000.00	1,020.50	0.87	4.36
Quantitative U.S. Large Cap Growth Equity Portfolio – Institutional
Actual	1,000.00	1,132.30	0.67	3.54
Hypothetical (5% return less expenses)	1,000.00	1,021.50	0.67	3.36
Quantitative U.S. Large Cap Value Equity Portfolio
Actual	1,000.00	1,053.50	0.93	4.74
Hypothetical (5% return less expenses)	1,000.00	1,020.20	0.93	4.66
Quantitative U.S. Small Cap Equity Portfolio
Actual	1,000.00	1,037.00	0.95	4.80
Hypothetical (5% return less expenses)	1,000.00	1,020.10	0.95	4.76
Quantitative International Equity Portfolio
Actual	1,000.00	1,062.00	1.00	5.11
Hypothetical (5% return less expenses)	1,000.00	1,019.80	1.00	5.01
Responsible ESG U.S. Equity Portfolio
Actual	1,000.00	1,072.70	0.95	4.88
Hypothetical (5% return less expenses)	1,000.00	1,020.10	0.95	4.76
Women in Leadership U.S. Equity Portfolio
Actual	1,000.00	1,074.00	0.95	4.89
Hypothetical (5% return less expenses)	1,000.00	1,020.10	0.95	4.76
Quantitative U.S. Long/Short Equity Portfolio – Advisor
Actual	1,000.00	977.40	1.23	6.03
Hypothetical (5% return less expenses)	1,000.00	1,018.70	1.23	6.16
Quantitative U.S. Total Market Equity Portfolio
Actual	1,000.00	1,047.00	1.25	6.34
Hypothetical (5% return less expenses)	1,000.00	1,018.60	1.25	6.26
2

The Glenmede Fund, Inc.

Shareholder Expenses (Unaudited) — (Concluded)
	Beginning Account Value (November 1, 2018)	Ending Account Value (April 30, 2019)	Annualized Expense Ratio	Expenses Paid During Period* (November 1, 2018 to April 30, 2019)
Strategic Equity Portfolio
Actual	$1,000.00	$1,096.70	0.84%	$ 4.37
Hypothetical (5% return less expenses)	1,000.00	1,020.60	0.84	4.21
Small Cap Equity Portfolio – Advisor
Actual	1,000.00	1,034.10	0.92	4.64
Hypothetical (5% return less expenses)	1,000.00	1,020.20	0.92	4.61
Small Cap Equity Portfolio – Institutional
Actual	1,000.00	1,035.30	0.72	3.63
Hypothetical (5% return less expenses)	1,000.00	1,021.20	0.72	3.61
Large Cap Value Portfolio
Actual	1,000.00	1,066.70	0.98	5.02
Hypothetical (5% return less expenses)	1,000.00	1,019.90	0.98	4.91
Equity Income Portfolio
Actual	1,000.00	1,112.80	0.85	4.45
Hypothetical (5% return less expenses)	1,000.00	1,020.60	0.85	4.26
Secured Options Portfolio – Advisor
Actual	1,000.00	1,019.30	0.87	4.36
Hypothetical (5% return less expenses)	1,000.00	1,020.50	0.87	4.36
Secured Options Portfolio – Institutional
Actual	1,000.00	1,021.70	0.67	3.36
Hypothetical (5% return less expenses)	1,000.00	1,021.50	0.67	3.36
Global Secured Options Portfolio
Actual	1,000.00	1,039.10	2.21	11.17
Hypothetical (5% return less expenses)	1,000.00	1,013.80	2.21	11.03
Alternative Risk Premia Portfolio**
Actual	1,000.00	1,040.00	1.00	3.66
Hypothetical (5% return less expenses)	1,000.00	1,014.40	1.00	3.61
Core Fixed Income Portfolio
Actual	1,000.00	1,051.00	0.53	2.70
Hypothetical (5% return less expenses)	1,000.00	1,022.20	0.53	2.66
Short Term Tax Aware Fixed Income Portfolio
Actual	1,000.00	1,016.40	0.55	2.75
Hypothetical (5% return less expenses)	1,000.00	1,022.10	0.55	2.76
High Yield Municipal Portfolio
Actual	1,000.00	1,051.70	1.00	5.09
Hypothetical (5% return less expenses)	1,000.00	1,019.80	1.00	5.01

*	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), which is net of fee waivers, dividends on securities sold short and expense reimbursements, if any, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the calendar year (365 days).
**	The Alternative Risk Premia Portfolio commenced operations on December 21, 2018. Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (131 days) (the Portfolio began accruing expenses on December 21, 2018), and divided by the number of days in the calendar year (365 days).
3

The Glenmede Portfolios

Shareholder Expenses (Unaudited)
As a shareholder of the Glenmede Muni Intermediate Portfolio, you incur ongoing costs, including shareholder servicing fees and other portfolio expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Glenmede Muni Intermediate Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2018 to April 30, 2019.
Actual Expenses
The first line under the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for the Portfolio under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line under the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Glenmede Muni Intermediate Portfolio, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Therefore, the second line under the Portfolio in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.
	Beginning Account Value (November 1, 2018)	Ending Account Value (April 30, 2019)	Annualized Expense Ratio	Expenses Paid During Period* (November 1, 2018 to April 30, 2019)
Muni Intermediate Portfolio
Actual	$1,000.00	$1,043.10	0.24%	$1.22
Hypothetical (5% return less expenses)	1,000.00	1,023.60	0.24	1.20

*	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the calendar year (365 days).
4

The Glenmede Fund, Inc.

Statements Of Assets And Liabilities
April 30, 2019 — (Unaudited)
	Quantitative U.S. Large Cap Core Equity Portfolio	Quantitative U.S. Large Cap Growth Equity Portfolio	Quantitative U.S. Large Cap Value Equity Portfolio
Assets:
Investments at value[1], 2	$ 2,762,638,397	$ 3,262,181,043	$ 1,986,248
Repurchase agreements at value[1]	—	5,820,133	—
Cash	—	—	16,824
Receivable from Advisor	—	—	6,883
Receivable for securities sold	17,701,273	—	—
Receivable for fund shares sold	1,296,346	741,984	—
Dividends receivable	4,009,857	1,083,836	3,105
Interest receivable	—	81	—
Securities lending receivable	3,145	79	2
Prepaid Expenses	47,383	57,151	19
Total assets	2,785,696,401	3,269,884,307	2,013,081
Liabilities:
Due to custodian	3,609,365	—	—
Obligation to return securities lending collateral	72,192,981	—	—
Payable for fund shares redeemed	2,386,822	3,438,417	—
Payable for Management fees	1,232,276	1,456,819	871
Payable for Directors’ fees	31,217	43,548	10
Payable for Shareholder Servicing fees	324,428	382,134	317
Accrued expenses	313,343	293,945	979
Total liabilities	80,090,432	5,614,863	2,177
Net Assets	$2,705,605,969	$3,264,269,444	$ 2,010,904
Net Assets consist of:
Par value ($0.001 of shares outstanding)	$ 100,720	$ 103,153	$ 197
Paid-in capital in excess of par value	2,084,264,124	2,141,797,206	1,945,777
Total distributable earnings	621,241,125	1,122,369,085	64,930
Total Net Assets	$2,705,605,969	$3,264,269,444	$ 2,010,904
Shares Outstanding[3]	100,720,044	103,153,202	197,114
Net Asset Value Per Share	$ —	$ —	$ 10.20
Advisor Class — based on net assets of $1,962,752,332 and $2,340,369,528, respectively and shares outstanding of 73,075,886 and 73,963,372, respectively	26.86	31.64	—
Institutional Class — based on net assets of $742,853,637 and $923,899,916, respectively and shares outstanding of 27,644,158 and 29,189,830, respectively	26.87	31.65	—
[1] Investments at cost	$ 2,203,480,256	$ 2,400,376,954	$ 1,877,562
[2] Market value of securities on loan	$ 72,399,137	$ —	$ 19,891
[3] Authorized shares	—	—	80,000,000
Authorized shares - Advisor Class	155,000,000	240,000,000	—
Authorized shares - Institutional Class	155,000,000	140,000,000	—
See Notes to Financial Statements.
5

The Glenmede Fund, Inc.

Statements Of Assets And Liabilities — (Continued)
April 30, 2019 — (Unaudited)
	Quantitative U.S. Small Cap Equity Portfolio	Quantitative International Equity Portfolio	Responsible ESG U.S. Equity Portfolio
Assets:
Investments at value[1],[2]	$ 1,452,722	$ 306,977,151	$ 24,094,972
Repurchase agreements at value[1]	—	1,087,710	—
Cash	2,463	—	—
Receivable from Advisor	5,281	57,944	15,331
Receivable for securities sold	—	467,234	134,153
Receivable for fund shares sold	—	51,771	5,440
Dividends receivable	136	928,694	31,642
Interest receivable	—	15	—
Securities lending receivable	12	24,148	47
Foreign tax reclaims receivable	—	879,144	—
Prepaid expenses	25	2,807	386
Total assets	1,460,639	310,476,618	24,281,971
Liabilities:
Due to custodian	—	—	120,126
Obligation to return securities lending collateral	62,577	17,672,110	318,695
Payable for fund shares redeemed	—	1,409,080	—
Payable for Management fees	635	180,655	10,700
Payable for Directors’ fees	11	4,675	175
Payable for Shareholder Servicing fees	231	60,218	3,891
Accrued expenses	970	49,434	2,277
Total liabilities	64,424	19,376,172	455,864
Net Assets	$ 1,396,215	$291,100,446	$23,826,107
Net Assets consist of:
Par value ($0.001 of shares outstanding)	$ 132	$ 20,859	$ 1,644
Paid-in capital in excess of par value	1,311,364	274,512,942	20,361,218
Total distributable earnings	84,719	16,566,645	3,463,245
Total Net Assets	$ 1,396,215	$291,100,446	$23,826,107
Shares Outstanding[3]	132,043	20,859,292	1,644,250
Net Asset Value Per Share	$ 10.57	$ 13.96	$ 14.49
[1] Investments at cost	$ 1,327,333	$ 282,215,607	$ 20,943,362
[2] Market value of securities on loan	$ 103,658	$ 18,071,350	$ 605,176
[3] Authorized shares	80,000,000	120,000,000	80,000,000
See Notes to Financial Statements.
6

The Glenmede Fund, Inc.

Statements Of Assets And Liabilities — (Continued)
April 30, 2019 — (Unaudited)
	Women in Leadership U.S. Equity Portfolio	Quantitative U.S. Long/Short Equity Portfolio	Quantitative U.S. Total Market Equity Portfolio
Assets:
Investments at value[1], 2	$ 20,671,671	$ 285,682,071	$ 103,759,198
Cash	35,250	—	25,903
Receivable from Advisor	14,066	—	5,335
Receivable for securities sold	—	916,869	223,084
Receivable for fund shares sold	5,840	53,050	9,073
Dividends receivable	17,226	231,795	96,359
Interest receivable	—	302,560	—
Securities lending receivable	21	474	113
Cash collateral on deposit at broker (Note 1)	—	200,696,684	—
Prepaid Expenses	356	3,401	812
Total assets	20,744,430	487,886,904	104,119,877
Liabilities:
Due to custodian	—	2,523,316	—
Obligation to return securities lending collateral	252,655	3,412,118	—
Payable for fund shares redeemed	—	215,945	39,763
Dividend payable on securities sold short	—	113,221	10,849
Payable for securities sold short, at value[3]	—	197,745,279	23,275,144
Payable for Management fees	9,142	200,548	56,610
Payable for Directors’ fees	162	3,582	908
Payable for Shareholder Servicing fees	3,324	47,188	13,322
Accrued expenses	2,680	36,413	22,918
Total liabilities	267,963	204,297,610	23,419,514
Net Assets	$20,476,467	$283,589,294	$ 80,700,363
Net Assets consist of:
Par value ($0.001 of shares outstanding)	$ 1,489	$ 23,210	$ 4,473
Paid-in capital in excess of par value	17,674,127	254,012,076	55,459,433
Total distributable earnings	2,800,851	29,554,008	25,236,457
Total Net Assets	$20,476,467	$283,589,294	$ 80,700,363
Shares Outstanding[4]	1,489,496	23,209,802	4,473,131
Net Asset Value Per Share	$ 13.75	$ —	$ 18.04
Advisor Class — based on net assets of $283,589,294 and shares outstanding of 23,209,802	—	12.22	—
[1] Investments at cost	$ 17,942,253	$ 243,321,499	$ 86,795,774
[2] Market value of securities on loan	$ 344,672	$ 5,193,564	$ 849,142
[3] Proceeds from securities sold short	$ —	$ 187,197,249	$ 23,559,552
[4] Authorized shares	80,000,000	—	120,000,000
Authorized shares - Advisor Class	—	120,000,000	—
Authorized shares - Institutional Class	—	120,000,000	—
See Notes to Financial Statements.
7

The Glenmede Fund, Inc.

Statements Of Assets And Liabilities — (Continued)
April 30, 2019 — (Unaudited)
	Strategic Equity Portfolio	Small Cap Equity Portfolio	Large Cap Value Portfolio
Assets:
Investments at value[1], 2	$ 252,844,533	$ 3,062,600,523	$ 59,688,848
Repurchase agreements at value[1]	3,851,845	37,689,913	365,572
Receivable for securities sold	—	1,874,837	249,882
Receivable for fund shares sold	168,017	1,740,357	75,610
Dividends receivable	267,204	228,355	32,825
Interest receivable	53	524	5
Securities lending receivable	219	49,759	126
Prepaid Expenses	2,193	49,642	570
Total assets	257,134,064	3,104,233,910	60,413,438
Liabilities:
Obligation to return securities lending collateral	3,362,783	104,532,565	987,512
Payable for fund shares redeemed	408,309	5,139,097	427,372
Payable for Management fees	113,456	1,348,220	26,592
Payable for Directors’ fees	2,397	39,268	866
Payable for Shareholder Servicing fees	41,257	284,449	9,669
Accrued expenses	18,281	218,727	8,964
Total liabilities	3,946,483	111,562,326	1,460,975
Net Assets	$253,187,581	$2,992,671,584	$ 58,952,463
Net Assets consist of:
Par value ($0.001 of shares outstanding)	$ 9,671	$ 114,583	$ 5,944
Paid-in capital in excess of par value	145,716,727	2,877,507,295	50,085,248
Total distributable earnings	107,461,183	115,049,706	8,861,271
Total Net Assets	$253,187,581	$2,992,671,584	$ 58,952,463
Shares Outstanding[3]	9,670,702	114,582,589	5,943,832
Net Asset Value Per Share	$ 26.18	$ —	$ 9.92
Advisor Class — based on net assets of $980,592,160 and shares outstanding of 38,999,076	—	25.14	—
Institutional Class — based on net assets of $2,012,079,424 and shares outstanding of 75,583,513	—	26.62	—
[1] Investments at cost	$ 150,571,791	$ 2,829,883,209	$ 52,774,223
[2] Market value of securities on loan	$ 3,314,804	$ 171,451,778	$ 938,897
[3] Authorized shares	150,000,000	—	175,000,000
Authorized shares - Advisor Class	—	180,000,000	—
Authorized shares - Institutional Class	—	135,000,000	—
See Notes to Financial Statements.
8

The Glenmede Fund, Inc.

Statements Of Assets And Liabilities — (Continued)
April 30, 2019 — (Unaudited)
	Equity Income Portfolio	Secured Options Portfolio	Global Secured Options Portfolio
Assets:
Investments at value[1], 2	$ 23,177,263	$ 680,504,455	$ 1,165,640
Repurchase agreements at value[1]	196,733	8,123,575	—
Cash	—	—	2,088
Receivable from Advisor	4,048	—	22,095
Receivable for fund shares sold	—	457,547	—
Dividends receivable	29,039	—	—
Interest receivable	3	113	—
Securities lending receivable	11	—	—
Cash collateral on deposit at broker (Note 1)	—	4,678,130	2,697
Foreign tax reclaims receivable	—	—	38,564
Prepaid Expenses	332	13,905	1
Total assets	23,407,429	693,777,725	1,231,085
Liabilities:
Payable for securities purchased	—	7,914,968	—
Obligation to return securities lending collateral	225,140	—	—
Payable for fund shares redeemed	—	904,834	—
Options written, at value	—	13,777,787	3,050
Payable for Management fees	10,345	299,400	550
Payable for Directors’ fees	171	8,792	117
Payable for Shareholder Servicing fees	3,761	50,542	200
Accrued expenses	5,359	51,842	4,912
Total liabilities	244,776	23,008,165	8,829
Net Assets	$23,162,653	$670,769,560	$ 1,222,256
Net Assets consist of:
Par value ($0.001 of shares outstanding)	$ 1,934	$ 54,681	$ 2,605
Paid-in capital in excess of par value	20,627,491	655,404,729	8,003,606
Total distributable earnings	2,533,228	15,310,150	(6,783,955)
Total Net Assets	$23,162,653	$670,769,560	$ 1,222,256
Shares Outstanding	1,933,770	54,681,083	2,604,758
Net Asset Value Per Share	$ 11.98	$ —	$ 0.47
Advisor Class — based on net assets of $313,255,368 and shares outstanding of 25,603,414	—	12.23	—
Institutional Class — based on net assets of $357,514,192 and shares outstanding of 29,077,669	—	12.30	—
[1] Investments at cost	$ 20,325,278	$ 672,069,263	$ 1,159,862
[2] Market value of securities on loan	$ 417,972	$ —	$ —
[3] Premiums received from options written	$ —	$ 10,565,107	$ 19,855
[4] Authorized shares	80,000,000	—	120,000,000
Authorized shares - Advisor Class	—	160,000,000	—
Authorized shares - Institutional Class	—	160,000,000	—
See Notes to Financial Statements.
9

The Glenmede Fund, Inc.

Statements Of Assets And Liabilities — (Continued)
April 30, 2019 — (Unaudited)
	Alternative Risk Premia Portfolio	Core Fixed Income Portfolio	Short Term Tax Aware Fixed Income Portfolio
Assets:
Investments at value[1],[2]	$ 6,919,377	$ 524,650,243	$ 39,441,762
Repurchase agreements at value[1]	—	10,451,711	179,304
Receivable from Advisor	16,963	—	12,954
Receivable for securities sold	—	8,160,320	—
Receivable for fund shares sold	—	955,053	20,000
Dividends receivable	2,111	—	—
Interest receivable	—	3,830,443	454,062
Securities lending receivable	—	906	297
Cash collateral on deposit at broker (Note 1)	1,134,653	—	—
Prepaid expenses	56,218	5,256	545
Total assets	8,129,322	548,053,932	40,108,924
Liabilities:
Payable for securities purchased	—	4,998,958	300,000
Obligation to return securities lending collateral	—	18,804,590	82,200
Payable for when-issued securities purchased	—	8,244,000	1,095,585
Payable for fund shares redeemed	301	1,016,688	167,813
Options written, at value	73,086	—	—
Dividend payable on securities sold short	1,557	—	—
Payable for securities sold short, at value	2,499,623	—	—
Payable for Management fees	2,506	147,578	11,028
Payable for Directors’ fees	10	5,228	332
Payable for Shareholder Servicing fees	911	42,165	3,151
Accrued expenses	689	44,378	3,492
Total liabilities	2,578,683	33,303,585	1,663,601
Net Assets	$ 5,550,639	$514,750,347	$38,445,323
Net Assets consist of:
Par value ($0.001 of shares outstanding)	$ 534	$ 47,274	$ 3,844
Paid-in capital in excess of par value	5,473,475	516,994,281	38,474,977
Total distributable earnings	76,630	(2,291,208)	(33,498)
Total Net Assets	$ 5,550,639	$514,750,347	$38,445,323
Shares Outstanding	533,575	47,274,358	3,843,562
Net Asset Value Per Share	$ 10.40	$ 10.89	$ 10.00
[1] Investments at cost	$ 6,676,119	$ 535,094,426	$ 39,558,749
[2] Market value of securities on loan	$ —	$ 18,435,097	$ 1,032,496
[3] Proceeds from securities sold short	$ 2,322,030	$ —	$ —
[4] Premiums received from options written	$ 72,630	$ —	$ —
[5] Authorized shares	80,000,000	160,000,000	80,000,000
See Notes to Financial Statements.
10

The Glenmede Fund, Inc.

Statements Of Assets And Liabilities — (Concluded)
April 30, 2019 — (Unaudited)
High Yield Municipal Portfolio
Assets:
Investments at value[1]	$ 202,385,319
Cash	919,306
Receivable from Advisor	312
Receivable for securities sold	156,750
Receivable for fund shares sold	223,003
Interest receivable	2,770,006
Prepaid expenses	3,689
Total assets	206,458,385
Liabilities:
Payable for securities purchased	10,392
Payable for when-issued securities purchased	150,000
Payable for fund shares redeemed	72,053
Payable for Management fees	109,581
Payable for Directors’ fees	1,985
Payable for Shareholder Servicing fees	42,146
Accrued expenses	18,402
Total liabilities	404,559
Net Assets	$206,053,826
Net Assets consist of:
Par value ($0.001 of shares outstanding)	$ 19,586
Paid-in capital in excess of par value	201,008,638
Total distributable earnings	5,025,602
Total Net Assets	$206,053,826
Shares Outstanding[2]	19,586,288
Net Asset Value Per Share	$ 10.52
[1] Investments at cost	$ 197,436,085
[2] Authorized shares	80,000,000
See Notes to Financial Statements.
11

The Glenmede Fund, Inc.

Statements Of Operations
For the Six Months Ended April 30, 2019 — (Unaudited)
	Quantitative U.S. Large Cap Core Equity Portfolio	Quantitative U.S. Large Cap Growth Equity Portfolio	Quantitative U.S. Large Cap Value Equity Portfolio
Investment income:
Dividends[1]	$ 31,426,846	$ 22,147,752	$ 22,748
Interest	18,421	16,329	11
Income from security lending	9,829	2,628	6
Total investment income	31,455,096	22,166,709	22,765
Expenses:
Management fees	7,356,130	8,689,619	4,039
Administration, transfer agent and custody fees	1,096,302	1,339,251	16,083
Professional fees	118,685	139,255	51
Shareholder report expenses	92,833	190,779	645
Shareholder servicing fees	—	—	1,469
Shareholder servicing fees (Advisor Class)	1,950,064	2,353,313	—
Directors’ fees and expenses	65,549	81,012	25
Offering expenses	—	—	788
Registration and filing fees	35,758	43,412	2,311
Other expenses	59,096	75,986	721
Total expenses	10,774,417	12,912,627	26,132
Less expenses waived/reimbursed	—	—	(19,269)
Net expenses	10,774,417	12,912,627	6,863
Net investment income	20,680,679	9,254,082	15,902
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	57,208,915	256,930,060	(23,728)
Net change in unrealized gain of:
Investments	63,732,138	115,496,390	113,276
Net realized and unrealized gain	120,941,053	372,426,450	89,548
Net increase in net assets resulting from operations	$141,621,732	$381,680,532	$105,450

[1]	The Quantitative U.S. Large Cap Core Equity Portfolio and the Quantitative U.S. Large Cap Value Equity Portfolio had foreign dividend withholding taxes of $18,626 and $24, respectively.
See Notes to Financial Statements.
12

The Glenmede Fund, Inc.

Statements Of Operations — (Continued)
For the Six Months Ended April 30, 2019 — (Unaudited)
	Quantitative U.S. Small Cap Equity Portfolio	Quantitative International Equity Portfolio	Responsible ESG U.S. Equity Portfolio
Investment income:
Dividends[1]	$ 10,441	$ 5,243,463	$ 248,346
Interest	—	1,636	253
Income from security lending	49	300,378	151
Total investment income	10,490	5,545,477	248,750
Expenses:
Management fees	3,576	1,152,773	60,856
Administration, transfer agent and custody fees	15,051	123,015	20,813
Professional fees	49	14,372	908
Shareholder report expenses	644	—	985
Shareholder servicing fees	1,300	384,258	22,130
Directors’ fees and expenses	27	8,331	482
Offering expenses	788	—	—
Registration and filing fees	2,311	17,798	18,942
Other expenses	726	4,545	1,091
Total expenses	24,472	1,705,092	126,207
Less expenses waived/reimbursed	(18,326)	(168,062)	(21,528)
Net expenses	6,146	1,537,030	104,679
Net investment income	4,344	4,008,447	144,071
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	(39,424)	(8,624,127)	283,211
Net change in unrealized gain (loss) of:
Investments	98,285	18,910,596	1,218,357
Foreign currency translation	—	(8)	—
Net change in unrealized gain	98,285	18,910,588	1,218,357
Net realized and unrealized gain	58,861	10,286,461	1,501,568
Net increase in net assets resulting from operations	$ 63,205	$14,294,908	$1,645,639

[1]	The Quantitative U.S. Small Cap Equity Portfolio and the Quantitative International Equity Portfolio had foreign dividend withholding taxes of $3 and $559,731, respectively.
See Notes to Financial Statements.
13

The Glenmede Fund, Inc.

Statements Of Operations — (Continued)
For the Six Months Ended April 30, 2019 — (Unaudited)
	Women in Leadership U.S. Equity Portfolio	Quantitative U.S. Long/Short Equity Portfolio	Quantitative U.S. Total Market Equity Portfolio
Investment income:
Dividends	$ 213,333	$ 3,432,548	$ 1,145,463
Interest	263	1,871,355	520
Income from security lending	135	1,840	311
Total investment income	213,731	5,305,743	1,146,294
Expenses:
Management fees	53,168	1,835,403	489,107
Administration, transfer agent and custody fees	19,301	165,147	70,740
Professional fees	800	26,418	3,614
Shareholder report expenses	953	15,716	4,077
Shareholder servicing fees	19,334	—	81,518
Shareholder servicing fees (Advisor Class)	—	305,901	—
Dividends on securities sold short	—	1,884,497	239,162
Directors’ fees and expenses	430	7,770	2,027
Short position flex fees	—	—	93,938
Registration and filing fees	18,461	33,643	20,027
Other expenses	1,057	19,176	1,497
Total expenses	113,504	4,293,671	1,005,707
Less expenses waived/reimbursed	(21,944)	(535,326)	(163,121)
Net expenses	91,560	3,758,345	842,586
Net investment income	122,171	1,547,398	303,708
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	55,635	18,659,410	7,705,168
Securities sold short	—	(861,027)	307,855
Net realized gain	55,635	17,798,383	8,013,023
Net change in unrealized gain (loss) of:
Investments	1,363,286	(2,120,156)	(2,265,710)
Securities sold short	—	(24,437,237)	(2,709,010)
Net change in unrealized gain (loss)	1,363,286	(26,557,393)	(4,974,720)
Net realized and unrealized gain (loss)	1,418,921	(8,759,010)	3,038,303
Net increase (decrease) in net assets resulting from operations	$1,541,092	$ (7,211,612)	$ 3,342,011
See Notes to Financial Statements.
14

The Glenmede Fund, Inc.

Statements Of Operations — (Continued)
For the Six Months Ended April 30, 2019 — (Unaudited)
	Strategic Equity Portfolio	Small Cap Equity Portfolio	Large Cap Value Portfolio
Investment income:
Dividends[1]	$ 2,078,222	$ 17,397,599	$ 874,673
Interest	8,764	123,628	671
Income from security lending	3,105	961,789	414
Total investment income	2,090,091	18,483,016	875,758
Expenses:
Management fees	627,093	8,260,613	163,755
Administration, transfer agent and custody fees	73,194	1,244,837	49,032
Professional fees	9,728	134,621	2,799
Shareholder report expenses	730	267,516	2,118
Shareholder servicing fees	228,034	—	59,547
Shareholder servicing fees (Advisor Class)	—	1,337,823	—
Shareholder servicing fees (Institutional Class)	—	483,400	—
Directors’ fees and expenses	5,211	79,143	1,618
Registration and filing fees	5,356	37,255	10,868
Other expenses	2,827	70,959	1,387
Total expenses	952,173	11,916,167	291,124
Net expenses	952,173	11,916,167	291,124
Net investment income	1,137,918	6,566,849	584,634
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	1,099,715	(134,655,885)	1,505,272
Net change in unrealized gain of:
Investments	19,934,818	198,773,632	1,283,652
Net realized and unrealized gain	21,034,533	64,117,747	2,788,924
Net increase in net assets resulting from operations	$22,172,451	$ 70,684,596	$3,373,558

[1]	The Large Cap Value Portfolio had foreign dividend withholding taxes of $513.
See Notes to Financial Statements.
15

The Glenmede Fund, Inc.

Statements Of Operations — (Continued)
For the Six Months Ended April 30, 2019 — (Unaudited)
	Equity Income Portfolio	Secured Options Portfolio	Global Secured Options Portfolio
Investment income:
Dividends	$ 316,940	$ 141,298	$ —
Interest	453	1,720,021	10,601
Income from security lending	210	—	—
Total investment income	317,603	1,861,319	10,601
Expenses:
Management fees	55,841	1,964,646	3,491
Administration, transfer agent and custody fees	23,289	298,451	13,407
Professional fees	805	33,839	66,647
Shareholder report expenses	994	21,744	—
Shareholder servicing fees	20,306	—	1,269
Shareholder servicing fees (Advisor Class)	—	357,338	—
Directors’ fees and expenses	432	18,989	89
Interest expense	—	1,430	161
Registration and filing fees	3,301	36,294	1,760
Other expenses	995	18,137	1,780
Total expenses	105,963	2,750,868	88,604
Less expenses waived/reimbursed	(19,662)	—	(74,433)
Net expenses	86,301	2,750,868	14,171
Net investment income (loss)	231,302	(889,549)	(3,570)
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	(451,051)	797	(68,464)
Written options	—	93,519,167	358,153
Purchased options	—	(105,500,250)	(406,525)
Net realized loss	(451,051)	(11,980,286)	(116,836)
Net change in unrealized gain (loss) of:
Investments	2,612,270	1,161,482	88,278
Written options	—	(128,475,522)	(132,697)
Purchased options	—	148,547,170	206,455
Net change in unrealized gain	2,612,270	21,233,130	162,036
Net realized and unrealized gain	2,161,219	9,252,844	45,200
Net increase in net assets resulting from operations	$2,392,521	$ 8,363,295	$ 41,630
See Notes to Financial Statements.
16

The Glenmede Fund, Inc.

Statements Of Operations — (Continued)
For the Six Months Ended April 30, 2019 — (Unaudited)
	Alternative Risk Premia Portfolio[1]	Core Fixed Income Portfolio	Short Term Tax Aware Fixed Income Portfolio
Investment income:
Dividends	$ 14,138	$ —	$ 18,137
Interest	14,861	7,248,805	288,640
Income from security lending	—	5,505	1,260
Total investment income	28,999	7,254,310	308,037
Expenses:
Management fees	7,379	858,779	56,533
Administration, transfer agent and custody fees	16,007	140,625	25,465
Professional fees	61	21,276	1,212
Shareholder report expenses	789	—	602
Shareholder servicing fees	2,683	245,365	16,152
Dividends on securities sold short	12,338	—	—
Directors’ fees and expenses	36	11,380	651
Interest expense	100	—	—
Offering expenses	14,815	—	—
Registration and filing fees	2,357	6,377	8,653
Other expenses	1,166	5,623	1,375
Total expenses	57,731	1,289,425	110,643
Less expenses waived/reimbursed	(31,877)	—	(21,806)
Net expenses	25,854	1,289,425	88,837
Net investment income	3,145	5,964,885	219,200
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	1,137,229	(1,123,979)	(7,465)
Written options	(45,749)	—	—
Securities sold short	(1,222,208)	—	—
Purchased options	139,005	—	—
Net realized gain (loss)	8,277	(1,123,979)	(7,465)
Net change in unrealized gain (loss) of:
Investments	202,673	19,666,440	320,613
Written options	(457)	—	—
Securities sold short	(177,593)	—	—
Purchased options	40,585	—	—
Net change in unrealized gain	65,208	19,666,440	320,613
Net realized and unrealized gain	73,485	18,542,461	313,148
Net increase in net assets resulting from operations	$ 76,630	$24,507,346	$532,348

[1]	Portfolio commenced operations on December 21, 2018.
See Notes to Financial Statements.
17

The Glenmede Fund, Inc.

Statements Of Operations — (Concluded)
For the Six Months Ended April 30, 2019 — (Unaudited)
High Yield Municipal Portfolio
Investment income:
Interest	$ 4,097,799
Total investment income	4,097,799
Expenses:
Management fees	638,421
Administration, transfer agent and custody fees	75,940
Professional fees	8,963
Shareholder report expenses	614
Shareholder servicing fees	245,546
Directors’ fees and expenses	4,523
Registration and filing fees	3,879
Other expenses	4,611
Total expenses	982,497
Less expenses waived/reimbursed	(312)
Net expenses	982,185
Net investment income	3,115,614
Realized and unrealized gain:
Net realized gain on:
Investment transactions	279,651
Net change in unrealized gain of:
Investments	6,605,887
Net realized and unrealized gain	6,885,538
Net increase in net assets resulting from operations	$10,001,152
See Notes to Financial Statements.
18

The Glenmede Fund, Inc.

Statements Of Changes In Net Assets
For the Six Months Ended April 30, 2019 — (Unaudited)
	Quantitative U.S. Large Cap Core Equity Portfolio	Quantitative U.S. Large Cap Growth Equity Portfolio	Quantitative U.S. Large Cap Value Equity Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$ 20,680,679	$ 9,254,082	$ 15,902
Net realized gain (loss) on:
Investment transactions	57,208,915	256,930,060	(23,728)
Net change in unrealized gain of:
Investments	63,732,138	115,496,390	113,276
Net increase in net assets resulting from operations	141,621,732	381,680,532	105,450
Distributions from earnings	—	—	(18,181)
Distributions from earnings: Advisor Class	(171,087,803)	(336,769,183)	—
Distributions from earnings: Institutional Class	(62,760,476)	(112,374,845)	—
Net increase (decrease) in net assets from capital share transactions (See note 6)	(44,549,081)	(75,154,948)	831,861
Net increase (decrease) in net assets	(136,775,628)	(142,618,444)	919,130
NET ASSETS:
Beginning of period	2,842,381,597	3,406,887,888	1,091,774
End of period	$2,705,605,969	$3,264,269,444	$2,010,904

For the Year Ended October 31, 2018
	Quantitative U.S. Large Cap Core Equity Portfolio	Quantitative U.S. Large Cap Growth Equity Portfolio	Quantitative U.S. Large Cap Value Equity Portfolio[1]
Increase (decrease) in net assets
Operations:
Net investment income	$ 31,060,487	$ 19,281,182	$ 14,163
Net realized gain (loss) on:
Investment transactions	214,504,733	439,898,261	(24,574)
Net change in unrealized loss of:
Investments	(127,314,232)	(206,750,443)	(4,590)
Net increase (decrease) in net assets resulting from operations	118,250,988	252,429,000	(15,001)
Distributions from earnings*	—	—	(12,152)
Distributions from earnings: Advisor Class*	(108,519,634)	(71,840,240)	—
Distributions from earnings: Institutional Class*	(32,533,715)	(22,676,269)	—
Net increase (decrease) in net assets from capital share transactions (See note 6)	191,028,830	(688,056,159)	1,118,927
Net increase (decrease) in net assets	168,226,469	(530,143,668)	1,091,774
NET ASSETS:
Beginning of year	2,674,155,128	3,937,031,556	—
End of year**	$2,842,381,597	$3,406,887,888	$1,091,774

*	The SEC eliminated the requirement to disclose distributions to shareholders from net investment income and from net realized gains in 2018.
**	The SEC eliminated the requirement to disclose undistributed net investment income in 2018.
[1]	Portfolio commenced operations on November 13, 2017.
See Notes to Financial Statements.
19

The Glenmede Fund, Inc.

Statements Of Changes In Net Assets — (Continued)
For the Six Months Ended April 30, 2019 — (Unaudited)
	Quantitative U.S. Small Cap Equity Portfolio	Quantitative International Equity Portfolio	Responsible ESG U.S. Equity Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$ 4,344	$ 4,008,447	$ 144,071
Net realized gain (loss) on:
Investment transactions	(39,424)	(8,624,127)	283,211
Net change in unrealized gain (loss) of:
Investments	98,285	18,910,596	1,218,357
Foreign currency translations	—	(8)	—
Net increase in net assets resulting from operations	63,205	14,294,908	1,645,639
Distributions from earnings	(7,654)	(2,613,454)	(915,855)
Net increase (decrease) in net assets from capital share transactions (See note 6)	267,110	(107,769,387)	1,349,995
Net increase (decrease) in net assets	322,661	(96,087,933)	2,079,779
NET ASSETS:
Beginning of period	1,073,554	387,188,379	21,746,328
End of period	$1,396,215	$ 291,100,446	$23,826,107

For the Year Ended October 31, 2018
	Quantitative U.S. Small Cap Equity Portfolio[1]	Quantitative International Equity Portfolio	Responsible ESG U.S. Equity Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$ 4,780	$ 8,708,828	$ 153,830
Net realized gain (loss) on:
Investment transactions	(3,730)	12,416,904	787,318
Net change in unrealized gain (loss) of:
Investments	27,104	(69,083,516)	(480,378)
Foreign currency translations	—	(24)	—
Net increase (decrease) in net assets resulting from operations	28,154	(47,957,808)	460,770
Distributions from earnings*	(3,800)	(8,716,752)	(202,750)
Net increase (decrease) in net assets from capital share transactions (See note 6)	1,049,200	(17,822,688)	7,899,714
Net increase (decrease) in net assets	1,073,554	(74,497,248)	8,157,734
NET ASSETS:
Beginning of year	—	461,685,627	13,588,594
End of year**	$1,073,554	$387,188,379	$21,746,328

*	The SEC eliminated the requirement to disclose distributions to shareholders from net investment income and from net realized gains in 2018.
**	The SEC eliminated the requirement to disclose undistributed net investment income in 2018.
[1]	Portfolio commenced operations on November 13, 2017.
See Notes to Financial Statements.
20

The Glenmede Fund, Inc.

Statements Of Changes In Net Assets — (Continued)
For the Six Months Ended April 30, 2019 — (Unaudited)
	Women in Leadership U.S. Equity Portfolio	Quantitative U.S. Long/Short Equity Portfolio	Quantitative U.S. Total Market Equity Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$ 122,171	$ 1,547,398	$ 303,708
Net realized gain (loss) on:
Investment transactions	55,635	18,659,410	7,705,168
Securities sold short	—	(861,027)	307,855
Net change in unrealized gain (loss) of:
Investments	1,363,286	(2,120,156)	(2,265,710)
Securities sold short	—	(24,437,237)	(2,709,010)
Net increase (decrease) in net assets resulting from operations	1,541,092	(7,211,612)	3,342,011
Distributions from earnings	(733,375)	—	(6,860,539)
Distributions from earnings: Advisor Class	—	(1,106,937)	—
Net increase (decrease) in net assets from capital share transactions (See note 6)	695,173	(41,897,893)	(6,391,221)
Net increase (decrease) in net assets	1,502,890	(50,216,442)	(9,909,749)
NET ASSETS:
Beginning of period	18,973,577	333,805,736	90,610,112
End of period	$20,476,467	$283,589,294	$80,700,363

For the Year Ended October 31, 2018
	Women in Leadership U.S. Equity Portfolio	Quantitative U.S. Long/Short Equity Portfolio	Quantitative U.S. Total Market Equity Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$ 146,785	$ 797,585	$ 323,361
Net realized gain (loss) on:
Investment transactions	625,644	28,360,510	9,329,617
Securities sold short	—	(25,562,844)	(2,752,346)
Net change in unrealized gain (loss) of:
Investments	(555,008)	(24,427,733)	(6,715,343)
Securities sold short	—	11,778,484	1,570,230
Net increase (decrease) in net assets resulting from operations	217,421	(9,053,998)	1,755,519
Distributions from earnings*	(223,116)	—	(2,506,149)
Net increase in net assets from capital share transactions (See note 6)	7,125,920	42,075,902	17,093,541
Net increase in net assets	7,120,225	33,021,904	16,342,911
NET ASSETS:
Beginning of year	11,853,352	300,783,832	74,267,201
End of year**	$18,973,577	$333,805,736	$90,610,112

*	The SEC eliminated the requirement to disclose distributions to shareholders from net investment income and from net realized gains in 2018.
**	The SEC eliminated the requirement to disclose undistributed net investment income in 2018.
See Notes to Financial Statements.
21

The Glenmede Fund, Inc.

Statements Of Changes In Net Assets — (Continued)
For the Six Months Ended April 30, 2019 — (Unaudited)
	Strategic Equity Portfolio	Small Cap Equity Portfolio	Large Cap Value Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$ 1,137,918	$ 6,566,849	$ 584,634
Net realized gain (loss) on:
Investment transactions	1,099,715	(134,655,885)	1,505,272
Net change in unrealized gain of:
Investments	19,934,818	198,773,632	1,283,652
Net increase in net assets resulting from operations	22,172,451	70,684,596	3,373,558
Distributions from earnings	(3,791,525)	—	(6,796,305)
Distributions from earnings: Advisor Class	—	(177,733,353)	—
Distributions from earnings: Institutional Class	—	(278,914,916)	—
Net increase (decrease) in net assets from capital share transactions (See note 6)	8,774,593	(142,962,308)	(9,221,301)
Net increase (decrease) in net assets	27,155,519	(528,925,981)	(12,644,048)
NET ASSETS:
Beginning of period	226,032,062	3,521,597,565	71,596,511
End of period	$253,187,581	$2,992,671,584	$ 58,952,463

For the Year Ended October 31, 2018
	Strategic Equity Portfolio	Small Cap Equity Portfolio	Large Cap Value Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$ 1,795,225	$ 6,865,007	$ 1,314,985
Net realized gain on:
Investment transactions	2,696,774	438,340,023	6,230,383
Net change in unrealized gain (loss) of:
Investments	6,004,844	(483,441,224)	(7,462,298)
Net increase (decrease) in net assets resulting from operations	10,496,843	(38,236,194)	83,070
Distributions from earnings*	(15,680,195)	—	(5,981,449)
Distributions from earnings: Advisor Class*	—	(155,679,103)	—
Distributions from earnings: Institutional Class*	—	(186,692,964)	—
Net increase in net assets from capital share transactions (See note 6)	21,876,413	447,569,616	1,030,019
Net increase (decrease) in net assets	16,693,061	66,961,355	(4,868,360)
NET ASSETS:
Beginning of year	209,339,001	3,454,636,210	76,464,871
End of year**	$226,032,062	$3,521,597,565	$71,596,511

*	The SEC eliminated the requirement to disclose distributions to shareholders from net investment income and from net realized gains in 2018.
**	The SEC eliminated the requirement to disclose undistributed net investment income in 2018.
See Notes to Financial Statements.
22

The Glenmede Fund, Inc.

Statements Of Changes In Net Assets — (Continued)
For the Six Months Ended April 30, 2019 — (Unaudited)
	Equity Income Portfolio	Secured Options Portfolio	Global Secured Options Portfolio
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$ 231,302	$ (889,549)	$ (3,570)
Net realized gain (loss) on:
Investment transactions	(451,051)	797	(68,464)
Options written	—	93,519,167	358,153
Purchased options	—	(105,500,250)	(406,525)
Net change in unrealized gain (loss) of:
Investments	2,612,270	1,161,482	88,278
Options written	—	(128,475,522)	(132,697)
Purchased options	—	148,547,170	206,455
Net increase in net assets resulting from operations	2,392,521	8,363,295	41,630
Distributions from earnings	(654,556)	—	(1,497,340)
Distributions from earnings: Advisor Class	—	(9,563,688)	—
Distributions from earnings: Institutional Class	—	(9,335,873)	—
Net increase (decrease) in net assets from capital share transactions (See note 6)	2,889,072	(161,163,199)	168,047
Net increase (decrease) in net assets	4,627,037	(171,699,465)	(1,287,663)
NET ASSETS:
Beginning of period	18,535,616	842,469,025	2,509,919
End of period	$23,162,653	$ 670,769,560	$ 1,222,256

For the Year Ended October 31, 2018
	Equity Income Portfolio	Secured Options Portfolio	Global Secured Options Portfolio
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$ 352,092	$ (3,298,999)	$ 6,086
Net realized gain (loss) on:
Investment transactions	344,821	7,341	978,833
Options written	—	(74,422,576)	(215,170)
Purchased options	—	113,477,232	608,556
Net change in unrealized gain (loss) of:
Investments	(442,641)	677,563	(1,013,339)
Options Written	—	124,373,837	150,393
Purchased options	—	(141,199,630)	(214,780)
Net increase in net assets resulting from operations	254,272	19,614,768	300,579
Distributions from earnings*	(342,969)	—	(90,635)
Distributions from earnings: Advisor Class*	—	(27,003,515)	—
Distributions from earnings: Institutional Class*	—	(22,919,496)	—
Net increase (decrease) in net assets from capital share transactions (See note 6)	5,654,233	60,394,967	(8,341,643)
Net increase (decrease) in net assets	5,565,536	30,086,724	(8,131,699)
NET ASSETS:
Beginning of year	12,970,080	812,382,301	10,641,618
End of year**	$18,535,616	$ 842,469,025	$ 2,509,919

*	The SEC eliminated the requirement to disclose distributions to shareholders from net investment income and from net realized gains in 2018.
**	The SEC eliminated the requirement to disclose undistributed net investment income in 2018.
See Notes to Financial Statements.
23

The Glenmede Fund, Inc.

Statements Of Changes In Net Assets — (Continued)
For the Six Months Ended April 30, 2019 — (Unaudited)
	Alternative Risk Premia Portfolio[1]	Core Fixed Income Portfolio	Short Term Tax Aware Fixed Income Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$ 3,145	$ 5,964,885	$ 219,200
Net realized gain (loss) on:
Investment transactions	1,137,229	(1,123,979)	(7,465)
Options written	(45,749)	—	—
Securities sold short	(1,222,208)	—	—
Purchased options	139,005	—	—
Net change in unrealized gain (loss) of:
Investments	202,673	19,666,440	320,613
Options written	(457)	—	—
Securities sold short	(177,593)	—	—
Purchased options	40,585	—	—
Net increase in net assets resulting from operations	76,630	24,507,346	532,348
Distributions from earnings	—	(6,074,032)	(198,175)
Net increase in net assets from capital share transactions (See note 6)	5,474,009	11,115,964	11,817,259
Net increase in net assets	5,550,639	29,549,278	12,151,432
NET ASSETS:
Beginning of period	—	485,201,069	26,293,891
End of period	$ 5,550,639	$514,750,347	$38,445,323

[1]	Portfolio commenced operations on December 21, 2018.

For the Year Ended October 31, 2018
	Core Fixed Income Portfolio	Short Term Tax Aware Fixed Income Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$ 10,739,347	$ 277,428
Net realized loss on:
Investment transactions	(1,233,187)	(55,210)
Net change in unrealized loss of:
Investments	(20,734,389)	(221,379)
Net increase (decrease) in net assets resulting from operations	(11,228,229)	839
Distributions from earnings*	(13,346,135)	(272,978)
Net increase (decrease) in net assets from capital share transactions (See note 6)	21,227,341	(7,334,294)
Net increase (decrease) in net assets	(3,347,023)	(7,606,433)
NET ASSETS:
Beginning of year	488,548,092	33,900,324
End of year**	$485,201,069	$26,293,891

*	The SEC eliminated the requirement to disclose distributions to shareholders from net investment income and from net realized gains in 2018.
**	The SEC eliminated the requirement to disclose undistributed net investment income in 2018.
See Notes to Financial Statements.
24

The Glenmede Fund, Inc.

Statements Of Changes In Net Assets — (Concluded)
For the Six Months Ended April 30, 2019 — (Unaudited)
High Yield Municipal Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$ 3,115,614
Net realized gain on:
Investment transactions	279,651
Net change in unrealized gain of:
Investments	6,605,887
Net increase in net assets resulting from operations	10,001,152
Distributions from earnings	(3,072,145)
Net increase in net assets from capital share transactions (See note 6)	6,805,691
Net increase in net assets	13,734,698
NET ASSETS:
Beginning of period	192,319,128
End of period	$206,053,826

For the Year Ended October 31, 2018
High Yield Municipal Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$ 5,452,871
Net realized loss on:
Investment transactions	(302,326)
Net change in unrealized loss of:
Investments	(3,329,635)
Net increase in net assets resulting from operations	1,820,910
Distributions from earnings*	(5,398,931)
Net increase in net assets from capital share transactions (See note 6)	25,457,385
Net increase in net assets	21,879,364
NET ASSETS:
Beginning of year	170,439,764
End of year**	$192,319,128

*	The SEC eliminated the requirement to disclose distributions to shareholders from net investment income and from net realized gains in 2018.
**	The SEC eliminated the requirement to disclose undistributed net investment income in 2018.
See Notes to Financial Statements.
25

The Glenmede Fund, Inc.

Statement Of Cash Flows
For the Six Months Ended April 30, 2019 — (Unaudited)
Quantitative U.S. Long/Short Equity Portfolio
Cash flows from operating activities
Adjustments to reconcile net decrease in net assets from operations to net cash provided by (used in) operating activities
Net decrease in net assets resulting from operations	$ (7,211,612)
Investments purchased	(114,203,458)
Investments sold	166,169,887
Purchases to cover securities sold short	(163,242,866)
Securities sold short	119,054,971
(Purchase)/Sale of short term investments, net	13,435,934
Decrease in Interest receivable	4,105
Decrease in Cash collateral on deposit at broker	19,605,007
Increase in Securities lending receivable	(252)
Decrease in Dividends receivable	99,791
Increase in Prepaid expenses	(2,105)
Decrease in Obligation to return securities lending collateral	(1,979,918)
Decrease in Dividends payable for securities sold short	(5,317)
Decrease in Payable for Management fees	(43,974)
Decrease in Payable for Directors’ fees	(15)
Decrease in Payable for Shareholder Servicing fees	(10,347)
Decrease in Accrued expenses	(20,166)
Net realized gain from investments	(18,659,410)
Net realized loss from securities sold short	861,027
Net change in unrealized gain (loss) on investments	2,120,156
Net change in unrealized gain (loss) on securities sold short	24,437,237
Net cash provided by (used in) operating activities	40,408,675
Cash flows from financing activities
Proceeds from shares sold	19,866,561
Payments on shares redeemed	(61,845,384)
Cash distributions paid	(953,168)
Net cash provided by (used in) financing activities	(42,931,991)
Net increase (decrease) in cash	(2,523,316)
Cash at beginning of period	—
Cash at end of period	$ (2,523,316)

Non-cash financing activities not included herein consist of a reinvestment of dividends of $153,769.
Short sale dividend expense for the period was $1,884,497.
The Portfolio did not pay any prime broker fees during the six months ended April 30, 2019.
See Notes to Financial Statements.
26

The Glenmede Fund, Inc.

Statement Of Cash Flows — (Continued)
For the Six Months Ended April 30, 2019 — (Unaudited)
Quantitative U.S. Total Market Equity Portfolio
Cash flows from operating activities
Adjustments to reconcile net increase in net assets from operations to net cash provided by (used in) operating activities
Net increase in net assets resulting from operations	$ 3,342,011
Investments purchased	(43,477,553)
Investments sold	57,752,280
Purchases to cover securities sold short	(17,246,036)
Securities sold short	15,117,645
(Purchase)/Sale of short term investments, net	822,770
Decrease in Interest receivable	10
Increase in Receivable from Investment Advisor	(2,719)
Increase in Securities lending receivable	(113)
Decrease in Dividends receivable	13,972
Increase in Prepaid expenses	(475)
Increase in Dividends payable for securities sold short	77
Decrease in Payable for Management fees	(10,586)
Decrease in Payable for Directors’ fees	(46)
Decrease in Payable for Shareholder Servicing fees	(2,491)
Decrease in Accrued expenses	(19,877)
Net realized gain from investments	(7,705,168)
Net realized loss from securities sold short	(307,855)
Net change in unrealized gain (loss) on investments	2,265,710
Net change in unrealized gain (loss) on securities sold short	2,709,010
Net cash provided by (used in) operating activities	13,250,566
Cash flows from financing activities
Proceeds from shares sold	3,658,193
Payments on shares redeemed	(16,214,147)
Cash distributions paid	(668,709)
Net cash provided by (used in) financing activities	(13,224,663)
Net increase (decrease) in cash	25,903
Cash at beginning of period	—
Cash at end of period	$ 25,903

Non-cash financing activities not included herein consist of a reinvestment of dividends of $6,191,830.
Short sale dividend expense for the period was $239,162.
The Portfolio did not pay any prime broker fees during the six months ended April 30, 2019.
See Notes to Financial Statements.
27

The Glenmede Fund, Inc.

Statement Of Cash Flows — (Concluded)
For the Six Months Ended April 30, 2019 — (Unaudited)
Alternative Risk Premia Portfolio
Cash flows from operating activities
Adjustments to reconcile net increase in net assets from operations to net cash provided by (used in) operating activities
Net increase in net assets resulting from operations	$ 76,630
Investments purchased	(6,851,943)
Investments sold	2,685,810
Cost of purchased options	(8,880,530)
Proceeds from sales of purchased options	6,512,995
Premiums on written options	2,750,485
Written options expired/exercised/boughtback	(2,723,605)
Purchases to cover securities sold short	(621,785)
Securities sold short	2,868,409
Increase in Receivable from Investment Advisor	(16,963)
Increase in Cash collateral on deposit at broker	(1,134,653)
Increase in Dividends receivable	(2,111)
Increase in Prepaid expenses	(56,218)
Increase in Dividends payable for securities sold short	1,557
Increase in Payable for Management fees	2,506
Increase in Payable for Directors’ fees	10
Increase in Payable for Shareholder Servicing fees	911
Increase in Accrued expenses	689
Amortization of premium/(discount) on investments	(13,019)
Net realized gain from investments	(1,137,229)
Net realized (gain) loss from written options	45,749
Net realized loss from securities sold short	1,222,208
Net realized (gain) loss from purchased options	(139,005)
Net change in unrealized gain (loss) on investments	(202,673)
Net change in unrealized (appreciation) depreciation of written options	457
Net change in unrealized gain (loss) on securities sold short	177,593
Net change in unrealized (appreciation) depreciation of purchased options	(40,585)
Net cash provided by (used in) operating activities	(5,474,310)
Cash flows from financing activities
Proceeds from shares sold	5,474,310
Net cash provided by (used in) financing activities	5,474,310
Net increase (decrease) in cash	—
Cash at beginning of period	—
Cash at end of period	$ —

Short sale dividend expense for the period was $12,338.
The Portfolio did not pay any prime broker fees during the six months ended April 30, 2019.
See Notes to Financial Statements.
28

The Glenmede Fund, Inc.

Financial Highlights
For a share outstanding throughout each year
	Quantitative U.S. Large Cap Core Equity Portfolio Advisor Shares
	For the Period Ended April 30, 2019[1]	For The Years Ended October 31,
		2018 [2]	2017	2016 [2]	2015	2014
Net asset value, beginning of period	$ 27.88	$ 28.08	$ 22.36	$ 22.34	$ 21.76	$ 18.57
Income from investment operations:
Net investment income	0.20	0.29	0.23	0.25	0.22	0.18
Net realized and unrealized gain on investments	1.14	0.95	5.72	0.25	1.23	3.54
Total from investment operations	1.34	1.24	5.95	0.50	1.45	3.72
Distributions to shareholders from:
Net investment income	(0.19)	(0.28)	(0.23)	(0.25)	(0.22)	(0.19)
Net realized capital gains	(2.17)	(1.16)	—	(0.23)	(0.65)	(0.34)
Total distributions	(2.36)	(1.44)	(0.23)	(0.48)	(0.87)	(0.53)
Net asset value, end of period	$ 26.86	$ 27.88	$ 28.08	$ 22.36	$ 22.34	$ 21.76
Total return	5.64% [3]	4.42%	26.74%	2.34%	6.83%	20.46%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$1,962,752	$2,075,264	$2,124,803	$1,691,802	$1,643,278	$724,089
Ratio of operating expenses to average net assets	0.86% [4]	0.85%	0.86%	0.88%	0.87%	0.87%
Ratio of net investment income to average net assets	1.49% [4]	1.02%	0.94%	1.14%	1.05%	1.00%
Portfolio turnover rate[5]	43%	71%	62%	111%	122%	73%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Total return calculation is not annualized.
[4]	Annualized.
[5]	Portfolio turnover is calculated at the fund level.

See Notes to Financial Statements.
29

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Quantitative U.S. Large Cap Core Equity Portfolio Institutional Shares
	For the Period Ended April 30, 2019[2]	For The Years Ended October 31,		For the Period December 30, 2015[1] through October 31, 2016[3]
		2018	2017
Net asset value, beginning of period	$ 27.89	$ 28.09	$ 22.37	$ 21.85
Income from investment operations:
Net investment income	0.23	0.34	0.27	0.29
Net realized and unrealized gain on investments	1.14	0.95	5.73	0.45
Total from investment operations	1.37	1.29	6.00	0.74
Distributions to shareholders from:
Net investment income	(0.22)	(0.33)	(0.28)	(0.22)
Net realized capital gains	(2.17)	(1.16)	—	—
Total distributions	(2.39)	(1.49)	(0.28)	(0.22)
Net asset value, end of period	$ 26.87	$ 27.89	$ 28.09	$ 22.37
Total return	5.74% [4]	4.61%	26.96%	3.41% [4]
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$742,854	$767,117	$549,352	$274,982
Ratio of operating expenses to average net assets	0.66% [5]	0.65%	0.66%	0.68% [5]
Ratio of net investment income to average net assets	1.69% [5]	1.22%	1.12%	1.31% [5]
Portfolio turnover rate[6]	43%	71%	62%	111%

[1]	Commencement of operations.
[2]	Unaudited.
[3]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[4]	Total return calculation is not annualized.
[5]	Annualized.
[6]	Portfolio turnover is calculated at the fund level.

See Notes to Financial Statements.
30

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Quantitative U.S. Large Cap Growth Equity Portfolio Advisor Shares
	For the Period Ended April 30, 2019[1]	For The Years Ended October 31,
		2018	2017	2016 [2]	2015	2014
Net asset value, beginning of period	$ 32.52	$ 31.54	$ 24.76	$ 24.70	$ 23.05	$ 19.65
Income from investment operations:
Net investment income	0.08	0.16	0.16	0.16	0.13	0.14
Net realized and unrealized gain on investments	3.44	1.58	6.77	0.05 [3]	2.26	4.26
Total from investment operations	3.52	1.74	6.93	0.21	2.39	4.40
Distributions to shareholders from:
Net investment income	(0.09)	(0.17)	(0.15)	(0.15)	(0.13)	(0.14)
Net realized capital gains	(4.31)	(0.59)	—	—	(0.61)	(0.86)
Total distributions	(4.40)	(0.76)	(0.15)	(0.15)	(0.74)	(1.00)
Net asset value, end of period	$ 31.64	$ 32.52	$ 31.54	$ 24.76	$ 24.70	$ 23.05
Total return	13.12% [4]	5.53%	28.05%	0.87%	10.60%	23.36%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$2,340,370	$2,660,858	$3,076,616	$2,988,342	$1,959,171	$630,362
Ratio of operating expenses to average net assets	0.87% [5]	0.85%	0.86%	0.88%	0.87%	0.88%
Ratio of net investment income to average net assets	0.54% [5]	0.44%	0.56%	0.66%	0.59%	0.70%
Portfolio turnover rate[6]	36%	63%	69%	88%	95%	76%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized loss for the period due to the timing of purchases and redemptions of Portfolio shares in relation to the fluctuating net asset value per share of the Portfolio.
[4]	Total return calculation is not annualized.
[5]	Annualized.
[6]	Portfolio turnover is calculated at the fund level.

See Notes to Financial Statements.
31

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Quantitative U.S. Large Cap Growth Equity Portfolio Institutional Shares
	For the Period Ended April 30, 2019[2]	For The Years Ended October 31,		For the Period November 5, 2015[1] through October 31, 2016[3]
		2018	2017
Net asset value, beginning of period	$ 32.53	$ 31.55	$ 24.77	$ 24.83
Income from investment operations:
Net investment income	0.11	0.21	0.18	0.22
Net realized and unrealized gain (loss) on investments	3.44	1.59	6.80	(0.08)
Total from investment operations	3.55	1.80	6.98	0.14
Distributions to shareholders from:
Net investment income	(0.12)	(0.23)	(0.20)	(0.20)
Net realized capital gains	(4.31)	(0.59)	—	—
Total distributions	(4.43)	(0.82)	(0.20)	(0.20)
Net asset value, end of period	$ 31.65	$ 32.53	$ 31.55	$ 24.77
Total return	13.23% [4]	5.74%	28.28%	0.60% [4]
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$923,900	$746,030	$860,416	$35,114
Ratio of operating expenses to average net assets	0.67% [5]	0.65%	0.66%	0.68% [5]
Ratio of net investment income to average net assets	0.71% [5]	0.64%	0.66%	0.90% [5]
Portfolio turnover rate[6]	36%	63%	69%	88%

[1]	Commencement of operations.
[2]	Unaudited.
[3]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[4]	Total return calculation is not annualized.
[5]	Annualized.
[6]	Portfolio turnover is calculated at the fund level.

See Notes to Financial Statements.
32

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Quantitative U.S. Large Cap Value Equity Portfolio
	For the Period Ended April 30, 2019[2,3]	For the Period November 13, 2017[1] through October 31, 2018
Net asset value, beginning of period	$ 9.82	$10.00
Income from investment operations:
Net investment income	0.10	0.14
Net realized and unrealized gain (loss) on investments	0.41	(0.20)
Total from investment operations	0.51	(0.06)
Distributions to shareholders from:
Net investment income	(0.13)	(0.12)
Total distributions	(0.13)	(0.12)
Net asset value, end of period	$10.20	$ 9.82
Total return[4,5]	5.35%	(0.69)%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$2,011	$1,092
Ratio of operating expenses before waiver/reimbursement to average net assets	3.56% [6]	6.52% [6]
Ratio of operating expenses after waiver/reimbursement to average net assets	0.93% [6]	1.00% [6]
Ratio of net investment income to average net assets	2.17% [6]	1.36% [6]
Portfolio turnover rate	36%	61% [7]

[1]	Commencement of operations.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Unaudited.
[4]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[5]	Total return calculation is not annualized.
[6]	Annualized.
[7]	Calculations represent portfolio turnover for the Portfolio for the period of November 13, 2017 through October 31, 2018.

See Notes to Financial Statements.
33

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Quantitative U.S. Small Cap Equity Portfolio
	For the Period Ended April 30, 2019[2,3]	For the Period November 13, 2017[1] through October 31, 2018
Net asset value, beginning of period	$10.25	$10.00
Income from investment operations:
Net investment income	0.03	0.05
Net realized and unrealized gain on investments	0.34	0.24
Total from investment operations	0.37	0.29
Distributions to shareholders from:
Net investment income	(0.05)	(0.04)
Total distributions	(0.05)	(0.04)
Net asset value, end of period	$10.57	$10.25
Total return[4,5]	3.70%	2.85%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$1,396	$1,074
Ratio of operating expenses before waiver/reimbursement to average net assets	3.76% [6]	6.48% [6]
Ratio of operating expenses after waiver/reimbursement to average net assets	0.95% [6]	1.00% [6]
Ratio of net investment income to average net assets	0.67% [6]	0.44% [6]
Portfolio turnover rate	60%	80% [7]

[1]	Commencement of operations.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Unaudited.
[4]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[5]	Total return calculation is not annualized.
[6]	Annualized.
[7]	Calculations represent portfolio turnover for the Portfolio for the period of November 13, 2017 through October 31, 2018.

See Notes to Financial Statements.
34

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Quantitative International Equity Portfolio
	For the Period Ended April 30, 2019[1,2]	For the Years Ended October 31,
		2018	2017 [2]	2016 [2]	2015 [2]	2014 [2]
Net asset value, beginning of period	$ 13.26	$ 15.16	$ 12.76	$ 13.45	$ 13.83	$ 14.52
Income from investment operations:
Net investment income	0.17	0.29	0.25	0.24	0.15	0.24
Net realized and unrealized gain (loss) on investments	0.65	(1.90)	2.41	(0.71)	(0.40)	(0.65)
Total from investment operations	0.82	(1.61)	2.66	(0.47)	(0.25)	(0.41)
Distributions to shareholders from:
Net investment income	(0.12)	(0.29)	(0.26)	(0.22)	(0.13)	(0.28)
Total distributions	(0.12)	(0.29)	(0.26)	(0.22)	(0.13)	(0.28)
Net asset value, end of period	$ 13.96	$ 13.26	$ 15.16	$ 12.76	$ 13.45	$ 13.83
Total return[3]	6.20% [4]	(10.80)%	20.96%	(3.44)%	(1.83)%	(2.94)%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$291,100	$387,188	$461,686	$441,284	$243,403	$37,520
Ratio of operating expenses before waiver/reimbursement to average net assets	1.11% [5]	1.07%	1.06%	1.12%	1.24%	1.24%
Ratio of operating expenses after waiver/reimbursement to average net assets	1.00% [5]	1.00%	1.00%	1.04%	1.24%	1.23%
Ratio of net investment income to average net assets	2.61% [5]	1.90%	1.82%	1.88%	1.10%	1.64%
Portfolio turnover rate	47%	78%	75%	121%	148%	47%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[4]	Total return calculation is not annualized.
[5]	Annualized.

See Notes to Financial Statements.
35

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Responsible ESG U.S. Equity Portfolio
	For the Period Ended April 30, 2019[2,3]	For the Years Ended October 31,		For the Period December 22, 2015[1] through October 31, 2016[3]
		2018	2017
Net asset value, beginning of period	$ 14.12	$ 13.61	$ 10.84	$10.00
Income from investment operations:
Net investment income	0.09	0.11	0.09	0.07
Net realized and unrealized gain on investments	0.87	0.57	2.77	0.82
Total from investment operations	0.96	0.68	2.86	0.89
Distributions to shareholders from:
Net investment income	(0.08)	(0.11)	(0.09)	(0.05)
Net realized capital gains	(0.51)	(0.06)	—	—
Total distributions	(0.59)	(0.17)	(0.09)	(0.05)
Net asset value, end of period	$ 14.49	$ 14.12	$ 13.61	$10.84
Total return[4]	7.27% [5]	5.01%	26.42%	8.87% [5]
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$23,826	$21,746	$13,589	$6,561
Ratio of operating expenses before waiver/reimbursement to average net assets	1.14% [6]	1.09%	1.23%	2.21% [6]
Ratio of operating expenses after waiver/reimbursement to average net assets	0.95% [6]	1.00%	1.00%	1.00% [6]
Ratio of net investment income to average net assets	1.30% [6]	0.87%	0.75%	0.76% [6]
Portfolio turnover rate	54%	61%	54%	65% [7]

[1]	Commencement of operations.
[2]	Unaudited.
[3]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[4]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[5]	Total return calculation is not annualized.
[6]	Annualized.
[7]	Calculations represent portfolio turnover for the Portfolio for the period of December 22, 2015 through October 31, 2016.

See Notes to Financial Statements.
36

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Women in Leadership U.S. Equity Portfolio
	For the Period Ended April 30, 2019[2,3]	For the Years Ended October 31,		For the Period December 22, 2015[1] through October 31, 2016[2]
		2018 [2]	2017
Net asset value, beginning of period	$ 13.34	$ 13.10	$ 10.65	$10.00
Income from investment operations:
Net investment income	0.08	0.12	0.11	0.14
Net realized and unrealized gain on investments	0.85	0.32	2.45	0.63
Total from investment operations	0.93	0.44	2.56	0.77
Distributions to shareholders from:
Net investment income	(0.08)	(0.11)	(0.11)	(0.12)
Net realized capital gains	(0.44)	(0.09)	—	—
Total distributions	(0.52)	(0.20)	(0.11)	(0.12)
Net asset value, end of period	$ 13.75	$ 13.34	$ 13.10	$10.65
Total return[4]	7.40% [5]	3.36%	24.11%	7.73% [5]
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$20,476	$18,974	$11,853	$6,517
Ratio of operating expenses before waiver/reimbursement to average net assets	1.17% [6]	1.11%	1.28%	2.22% [6]
Ratio of operating expenses after waiver/reimbursement to average net assets	0.95% [6]	1.00%	1.00%	1.00% [6]
Ratio of net investment income to average net assets	1.26% [6]	0.88%	0.88%	1.31% [6]
Portfolio turnover rate	49%	81%	70%	81% [7]

[1]	Commencement of operations.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Unaudited.
[4]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[5]	Total return calculation is not annualized.
[6]	Annualized.
[7]	Calculations represent portfolio turnover for the Portfolio for the period of December 22, 2015 through October 31, 2016.

See Notes to Financial Statements.
37

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Quantitative U.S. Long/Short Equity Portfolio Advisor Shares
	For the Period Ended April 30, 2019[1,2]	For The Years Ended October 31,
		2018 [2]	2017 [2]	2016 [2]	2015 [2]	2014 [2]
Net asset value, beginning of period	$ 12.55	$ 12.86	$ 11.39	$ 11.32	$ 10.80	$ 10.50
Income from investment operations:
Net investment income (loss)	0.06	0.03	(0.05)	(0.03)	(0.07)	(0.07)
Net realized and unrealized gain (loss) on investments	(0.34)	(0.34)	1.52	0.10	0.59	0.37
Total from investment operations	(0.28)	(0.31)	1.47	0.07	0.52	0.30
Distributions to shareholders from:
Net investment income	(0.05)	—	—	—	—	—
Net realized capital gains	—	—	—	—	—	—
Total distributions	(0.05)	—	—	—	—	—
Net asset value, end of period	$ 12.22	$ 12.55	$ 12.86	$ 11.39	$ 11.32	$ 10.80
Total return[3]	(2.26)% [4]	(2.41)%	12.91%	0.62%	4.81% [5]	2.86% [5]
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$283,589	$333,806	$300,784	$239,413	$193,480	$109,965
Ratio of operating expenses before waiver/reimbursement to average net assets	2.81%	2.61%	2.77%	2.73%	2.64%	2.48%
Ratio of operating expenses after waiver/reimbursement to average net assets[6]	2.46%	2.26%	2.42%	2.38%	2.29%	2.13%
Ratio of net investment income (loss) (expenses in excess of income) to average net assets	1.01%	0.24%	(0.43)%	(0.41)%	(0.67)%	(0.63)%
Portfolio turnover rate[7]	54%	84%	65%	98%	119%	150%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[4]	Total return calculation is not annualized.
[5]	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value and returns for shareholder transactions as shown in the management discussion and analysis and as otherwise reported to shareholders.
[6]	The ratio of operating expenses after waiver/reimbursement excluding dividends on securities sold short was 1.23%, 1.15%, 1.15%, 1.17%, 1.16% and 1.22% for the period ended April 30, 2019 and the years ended October 31, 2018, 2017, 2016, 2015 and 2014, respectively.
[7]	The calculation of the portfolio turnover rate reflects the absolute value of the long and short positions.

See Notes to Financial Statements.
38

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Quantitative U.S. Total Market Equity Portfolio
	For the Period Ended April 30, 2019[1]	For the Years Ended October 31,
		2018	2017	2016	2015	2014
Net asset value, beginning of period	$ 18.85	$ 18.88	$ 14.65	$ 14.68	$ 15.07	$ 12.78
Income from investment operations:
Net investment income	0.07	0.07	0.04	0.09	0.08	0.06
Net realized and unrealized gain (loss) on investments	0.64	0.51	4.23	(0.04)	0.49	2.29
Total from investment operations	0.71	0.58	4.27	0.05	0.57	2.35
Distributions to shareholders from:
Net investment income	(0.06)	(0.06)	(0.04)	(0.08)	(0.08)	(0.06)
Net realized capital gains	(1.46)	(0.55)	—	—	(0.88)	(0.00) [2]
Total distributions	(1.52)	(0.61)	(0.04)	(0.08)	(0.96)	(0.06)
Net asset value, end of period	$ 18.04	$ 18.85	$ 18.88	$ 14.65	$ 14.68	$ 15.07
Total return[3]	4.70% [4]	3.01%	29.18%	0.37%	3.94%	18.43%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$80,700	$90,610	$74,267	$61,083	$88,734	$61,467
Ratio of operating expenses before waiver/reimbursement to average net assets	2.47% [5]	2.31%	2.40%	2.59%	2.29%	2.23%
Ratio of operating expenses after waiver/reimbursement to average net assets[6]	2.07% [5]	1.96%	2.05%	2.16%	1.93%	1.85%
Ratio of net investment income to average net assets	0.75% [5]	0.37%	0.24%	0.56%	0.55%	0.41%
Portfolio turnover rate[7]	47%	82%	70%	88%	129%	117%

[1]	Unaudited.
[2]	Amount rounds to less than $0.01 per share.
[3]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[4]	Total return calculation is not annualized.
[5]	Annualized.
[6]	The ratio of operating expenses after waiver/reimbursement excluding dividends sold short and flex fees was 1.25%, 1.25%, 1.23%, 1.25%, 1.25% and 1.25% for the period ended April 30, 2019 and the years ended October 31, 2018, 2017, 2016, 2015 and 2014, respectively.
[7]	The calculation of the portfolio turnover rate reflects the absolute value of the long and short positions.

See Notes to Financial Statements.
39

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Strategic Equity Portfolio
	For the Period Ended April 30, 2019[1,2]	For the Years Ended October 31,
		2018 [2]	2017	2016	2015	2014
Net asset value, beginning of period	$ 24.30	$ 24.90	$ 20.94	$ 21.80	$ 23.89	$ 23.14
Income from investment operations:
Net investment income	0.12	0.20	0.19	0.21	0.23	0.23
Net realized and unrealized gain on investments	2.18	1.07	5.35	0.81	0.76	3.20
Total from investment operations	2.30	1.27	5.54	1.02	0.99	3.43
Distributions to shareholders from:
Net investment income	(0.12)	(0.20)	(0.19)	(0.20)	(0.24)	(0.24)
Net realized capital gains	(0.30)	(1.67)	(1.39)	(1.68)	(2.84)	(2.44)
Total distributions	(0.42)	(1.87)	(1.58)	(1.88)	(3.08)	(2.68)
Net asset value, end of period	$ 26.18	$ 24.30	$ 24.90	$ 20.94	$ 21.80	$ 23.89
Total return	9.67% [3]	5.14%	27.83%	5.22%	4.49%	16.48%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$253,188	$226,032	$209,339	$176,864	$174,409	$184,368
Ratio of operating expenses to average net assets	0.84% [4]	0.83%	0.82%	0.84%	0.84%	0.86%
Ratio of net investment income to average net assets	1.00% [4]	0.79%	0.84%	1.00%	1.03%	1.04%
Portfolio turnover rate	7%	6%	15%	22%	23%	22%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Total return calculation is not annualized.
[4]	Annualized.

See Notes to Financial Statements.
40

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Small Cap Equity Portfolio Advisor Shares
	For the Period Ended April 30, 2019[1,2]	For The Years Ended October 31,
		2018	2017	2016	2015	2014 [2]
Net asset value, beginning of period	$ 28.82	$ 32.13	$ 25.61	$ 26.02	$ 26.30	$ 26.12
Income from investment operations:
Net investment income (loss)	0.04	0.02	(0.01)	0.03	0.02	(0.02)
Net realized and unrealized gain (loss) on investments	0.44	(0.10)	7.07	(0.15)	0.74	1.49
Total from investment operations	0.48	(0.08)	7.06	(0.12)	0.76	1.47
Distributions to shareholders from:
Net investment income	(0.07)	(0.02)	(0.02)	(0.05)	(0.02)	(0.10)
Net realized capital gains	(4.09)	(3.21)	(0.52)	(0.24)	(1.02)	(1.19)
Total distributions	(4.16)	(3.23)	(0.54)	(0.29)	(1.04)	(1.29)
Net asset value, end of period	$ 25.14	$ 28.82	$ 32.13	$ 25.61	$ 26.02	$ 26.30
Total return	3.41% [3]	(0.58)%	27.84%	(0.43)%	3.03%	5.86%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$980,592	$1,390,136	$1,574,979	$1,367,160	$1,399,042	$1,139,273
Ratio of operating expenses to average net assets	0.92% [4]	0.90%	0.90%	0.91%	0.91%	0.94%
Ratio of net investment income (loss) (expenses in excess of income) to average net assets	0.33% [4]	0.07%	(0.04)%	0.12%	0.07%	(0.07)%
Portfolio turnover rate[5]	26%	44%	63%	58%	53%	45%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Total return calculation is not annualized.
[4]	Annualized.
[5]	Portfolio turnover is calculated at the fund level.

See Notes to Financial Statements.
41

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Small Cap Equity Portfolio Institutional Shares
	For the Period Ended April 30, 2019[1]	For The Years Ended October 31,
		2018	2017	2016	2015	2014 [2]
Net asset value, beginning of period	$ 30.25	$ 33.54	$ 26.67	$ 27.07	$ 27.28	$ 27.00
Income from investment operations:
Net investment income	0.07	0.09	0.05	0.08	0.08	0.01
Net realized and unrealized gain (loss) on investments	0.49	(0.10)	7.37	(0.16)	0.76	1.57
Total from investment operations	0.56	(0.01)	7.42	(0.08)	0.84	1.58
Distributions to shareholders from:
Net investment income	(0.10)	(0.07)	(0.03)	(0.08)	(0.03)	(0.11)
Net realized capital gains	(4.09)	(3.21)	(0.52)	(0.24)	(1.02)	(1.19)
Total distributions	(4.19)	(3.28)	(0.55)	(0.32)	(1.05)	(1.30)
Net asset value, end of period	$ 26.62	$ 30.25	$ 33.54	$ 26.67	$ 27.07	$ 27.28
Total return	3.53% [3]	(0.36)%	28.10%	(0.25)%	3.24%	6.10%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$2,012,079	$2,131,461	$1,879,657	$1,264,752	$963,970	$531,853
Ratio of operating expenses to average net assets	0.72% [4]	0.70%	0.70%	0.71%	0.71%	0.74%
Ratio of net investment income to average net assets	0.50% [4]	0.27%	0.16%	0.30%	0.26%	0.03%
Portfolio turnover rate[5]	26%	44%	63%	58%	53%	45%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Total return calculation is not annualized.
[4]	Annualized.
[5]	Portfolio turnover is calculated at the fund level.

See Notes to Financial Statements.
42

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Large Cap Value Portfolio
	For the Period Ended April 30, 2019[1]	For the Years Ended October 31,
		2018 [2]	2017 [2]	2016	2015 [2]	2014
Net asset value, beginning of period	$ 10.51	$ 11.37	$ 10.22	$ 11.15	$ 12.85	$ 12.96
Income from investment operations:
Net investment income	0.09	0.19	0.21	0.19	0.12	0.03
Net realized and unrealized gain (loss) on investments	0.48	(0.16)	1.96	0.30	0.06	1.72
Total from investment operations	0.57	0.03	2.17	0.49	0.18	1.75
Distributions to shareholders from:
Net investment income	(0.09)	(0.18)	(0.24)	(0.17)	(0.11)	(0.05)
Net realized capital gains	(1.07)	(0.71)	(0.78)	(1.25)	(1.77)	(1.81)
Total distributions	(1.16)	(0.89)	(1.02)	(1.42)	(1.88)	(1.86)
Net asset value, end of period	$ 9.92	$ 10.51	$ 11.37	$ 10.22	$ 11.15	$ 12.85
Total return	6.67% [3]	0.04%	22.17%	5.58%	1.28%	15.48%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$58,952	$71,597	$76,465	$72,154	$83,065	$98,642
Ratio of operating expenses to average net assets	0.98% [4]	0.91%	0.91%	0.91%	0.91%	0.92%
Ratio of net investment income to average net assets	1.96% [4]	1.69%	1.99%	1.83%	1.03%	0.28%
Portfolio turnover rate	30%	71%	93%	110%	106%	106%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Total return calculation is not annualized.
[4]	Annualized.

See Notes to Financial Statements.
43

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Equity Income Portfolio
	For the Period Ended April 30, 2019[2]	For the Year Ended October 31, 2018	For the Period December 21, 2016[1] through October 31, 2017[3]
Net asset value, beginning of period	$ 11.15	$ 11.06	$ 10.00
Income from investment operations:
Net investment income	0.13	0.22	0.16
Net realized and unrealized gain on investments	1.08	0.09	1.01
Total from investment operations	1.21	0.31	1.17
Distributions to shareholders from:
Net investment income	(0.12)	(0.22)	(0.11)
Net realized capital gains	(0.26)	(0.00) [4]	—
Total distributions	(0.38)	(0.22)	(0.11)
Net asset value, end of period	$ 11.98	$ 11.15	$ 11.06
Total return[5]	11.28% [6]	2.79%	11.77% [6]
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$23,163	$18,536	$12,970
Ratio of operating expenses before waiver/reimbursement to average net assets	1.04% [7]	1.11%	2.08% [7]
Ratio of operating expenses after waiver/reimbursement to average net assets	0.85% [7]	0.85%	0.85% [7]
Ratio of net investment income to average net assets	2.28% [7]	2.02%	1.82% [7]
Portfolio turnover rate	17%	29%	14% [8]

[1]	Commencement of operations.
[2]	Unaudited.
[3]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[4]	Amount rounds to less than $0.01 per share.
[5]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[6]	Total return calculation is not annualized.
[7]	Annualized.
[8]	Calculations represent portfolio turnover for the Portfolio for the period of December 21, 2016 through October 31, 2017.

See Notes to Financial Statements.
44

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Secured Options Portfolio Advisor Shares
	For the Period Ended April 30, 2019[1,2]	For The Years Ended October 31,
		2018	2017 [2]	2016 [2]	2015 [2]	2014 [2]
Net asset value, beginning of period	$ 12.30	$ 12.75	$ 12.45	$ 12.57	$ 12.47	$ 13.24
Income from investment operations:
Net investment income (loss)	(0.02)	(0.06)	(0.08)	(0.09)	(0.09)	(0.11)
Net realized and unrealized gain on investments	0.24	0.40	0.99	0.68	0.84	0.85
Total from investment operations	0.22	0.34	0.91	0.59	0.75	0.74
Distributions to shareholders from:
Net realized capital gains	(0.29)	(0.79)	(0.61)	(0.71)	(0.65)	(1.51)
Total distributions	(0.29)	(0.79)	(0.61)	(0.71)	(0.65)	(1.51)
Net asset value, end of period	$ 12.23	$ 12.30	$ 12.75	$ 12.45	$ 12.57	$ 12.47
Total return	1.93% [3]	2.81%	7.53%	5.08%	6.37%	6.22%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$313,255	$445,946	$446,859	$574,200	$395,163	$365,675
Ratio of operating expenses to average net assets[4]	0.87% [5]	0.84%	0.85%	0.85%	0.84%	0.87%
Ratio of net investment income (loss) (expenses in excess of income) to average net assets[4]	(0.35)% [5]	(0.50)%	(0.68)%	0.95%	(0.77)%	(0.81)%
Portfolio turnover rate[6]	—% [7]	—% [7]	—% [7]	—% [7]	—% [7]	1,108%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Total return calculation is not annualized.
[4]	This ratio does not include the expenses for the Exchange-Traded Funds held in the Portfolio.
[5]	Annualized.
[6]	Portfolio turnover is calculated at the fund level.
[7]	All trading activity in the Portfolio during the year was short term and is excluded for portfolio turnover calculations resulting in zero portfolio turnover percentage.

See Notes to Financial Statements.
45

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Secured Options Portfolio Institutional Shares
	For the Period Ended April 30, 2019[2]	For The Year Ended October 31, 2018[3]	For the Period November 9, 2016[1] through October 31, 2017[3]
Net asset value, beginning of period	$ 12.34	$ 12.77	$ 12.61
Income from investment operations:
Net investment income (loss)	(0.01)	(0.04)	(0.06)
Net realized and unrealized gain on investments	0.26	0.40	0.83
Total from investment operations	0.25	0.36	0.77
Distributions to shareholders from:
Net realized capital gains	(0.29)	(0.79)	(0.61)
Total distributions	(0.29)	(0.79)	(0.61)
Net asset value, end of period	$ 12.30	$ 12.34	$ 12.77
Total return	2.17% [4]	2.97%	6.34% [4]
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$357,514	$396,523	$365,523
Ratio of operating expenses to average net assets[5]	0.67% [6]	0.64%	0.65% [6]
Ratio of net investment income (loss) (expenses in excess of income) to average net assets[5]	(0.15)% [6]	(0.30)%	(0.45)% [6]
Portfolio turnover rate[7,8]	—%	—%	—%

[1]	Class commenced operations on November 9, 2016.
[2]	Unaudited.
[3]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[4]	Total return calculation is not annualized.
[5]	This ratio does not include the expenses for the Exchange-Traded Funds held in the Portfolio.
[6]	Annualized.
[7]	Portfolio turnover is calculated at the fund level.
[8]	All trading activity in the Portfolio during the year was short term and is excluded for portfolio turnover calculations resulting in zero portfolio turnover percentage.

See Notes to Financial Statements.
46

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Global Secured Options Portfolio
	For the Period Ended April 30, 2019[1]	For the Years Ended October 31,
		2018 [2]	2017 [2]	2016 [2]	2015 [2]	2014 [2]
Net asset value, beginning of period	$10.41	$10.58	$ 9.60	$ 9.96	$ 10.58	$ 11.52
Income from investment operations:
Net investment income	0.00	0.01	0.06	0.15	0.19	0.13
Net realized and unrealized gain (loss) on investments	(0.59)	(0.09)	0.99	(0.30)	(0.48)	(0.11)
Total from investment operations	(0.59)	(0.08)	1.05	(0.15)	(0.29)	0.02
Net investment income	—	(0.09)	(0.07)	(0.21)	(0.21)	(0.11)
Net realized capital gains	(9.35)	—	—	—	(0.12)	(0.85)
Total distributions	(9.35)	(0.09)	(0.07)	(0.21)	(0.33)	(0.96)
Net asset value, end of period	$ 0.47	$10.41	$ 10.58	$ 9.60	$ 9.96	$ 10.58
Total return	3.91% [3]	(0.76)%	10.94%	(1.47)%	(2.78)%	0.30%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$1,222	$2,510	$10,642	$28,818	$88,478	$100,552
Ratio of operating expenses to average net assets[4]	—%	1.17% [5]	1.13%	0.91%	0.84%	0.87%
Ratio of operating expenses before waiver/reimbursement to average net assets[4]	13.96% [6]	—%	—%	—%	—%	—%
Ratio of operating expenses after waiver/reimbursement to average net assets[4]	2.23% [5,6]	—%	—%	—%	—%	—%
Ratio of net investment income to average net assets[4]	(0.56)% [6]	0.08%	0.58%	1.61%	1.83%	1.20%
Portfolio turnover rate	34%	224%	9%	70%	106%	81%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Total return calculation is not annualized.
[4]	This ratio does not include the expenses for the Exchange-Traded Funds held in the Portfolio.
[5]	The ratio of operating expenses after waiver/reimbursement excluding dividends on securities sold short and interest expense was 2.21% for the period ended April 30, 2019 and 1.11% for the year ended October 31, 2018.
[6]	Annualized.

See Notes to Financial Statements.
47

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
Alternative Risk Premia Portfolio
For the Period December 21, 2018[1] through April 30, 2019[2]
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income	0.01
Net realized and unrealized gain on investments	0.39
Total from investment operations	0.40
Net asset value, end of period	$10.40
Total return	4.00% [3,4]
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$5,551
Ratio of operating expenses before waiver/reimbursement to average net assets	4.30% [5]
Ratio of operating expenses after waiver/reimbursement to average net assets	1.93% [5,6]
Ratio of net investment income to average net assets	0.23% [5]
Portfolio turnover rate	83% [7]

[1]	Portfolio commenced operations on December 21, 2018.
[2]	Unaudited.
[3]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[4]	Total return calculation is not annualized.
[5]	Annualized.
[6]	The ratio of operating expenses after waiver/reimbursement excluding dividends on securities sold short and interest expense was 1.00% for the period ended April 30, 2019.
[7]	Calculations represent portfolio turnover for the Portfolio for the period of December 21, 2018 through April 30, 2019.

See Notes to Financial Statements.
48

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Core Fixed Income Portfolio
	For the Period Ended April 30, 2019[1,2]	For the Years Ended October 31,
		2018	2017 [1]	2016	2015	2014
Net asset value, beginning of period	$ 10.49	$ 11.04	$ 11.26	$ 11.20	$ 11.21	$ 11.22
Income from investment operations:
Net investment income	0.13	0.25	0.21	0.21	0.23	0.25
Net realized and unrealized gain (loss) on investments	0.40	(0.50)	(0.13)	0.14	0.01	0.02
Total from investment operations	0.53	(0.25)	0.08	0.35	0.24	0.27
Distributions to shareholders from:
Net investment income	(0.13)	(0.26)	(0.22)	(0.23)	(0.25)	(0.26)
Net realized capital gains	—	(0.04)	(0.08)	(0.06)	—	(0.02)
Total distributions	(0.13)	(0.30)	(0.30)	(0.29)	(0.25)	(0.28)
Net asset value, end of period	$ 10.89	$ 10.49	$ 11.04	$ 11.26	$ 11.20	$ 11.21
Total return	5.10% [3]	(2.32)%	0.75%	3.15%	2.20%	2.52%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$514,750	$485,201	$488,548	$486,872	$433,086	$426,528
Ratio of operating expenses to average net assets	0.53% [4]	0.52%	0.52%	0.54%	0.53%	0.56%
Ratio of net investment income to average net assets	2.43% [4]	2.24%	1.90%	1.84%	2.11%	2.23%
Portfolio turnover rate	22%	29%	46%	24%	27%	18%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	Unaudited.
[3]	Total return calculation is not annualized.
[4]	Annualized.

See Notes to Financial Statements.
49

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Short Term Tax Aware Fixed Income Portfolio
	For the Period Ended April 30, 2019[2,3]	For the Years Ended October 31,		For the Period June 29, 2016[1] through October 31, 2016[2]
		2018	2017 [2]
Net asset value, beginning of period	$ 9.90	$ 9.98	$ 9.99	$ 10.00
Income from investment operations:
Net investment income	0.07	0.09	0.07	0.02
Net realized and unrealized gain (loss) on investments	0.09	(0.08)	(0.01)	(0.02)
Total from investment operations	0.16	0.01	0.06	0.00
Distributions to shareholders from:
Net investment income	(0.06)	(0.09)	(0.07)	(0.01)
Total distributions	(0.06)	(0.09)	(0.07)	(0.01)
Net asset value, end of period	$ 10.00	$ 9.90	$ 9.98	$ 9.99
Total return[4]	1.64% [5]	0.10%	0.57%	(0.02)% [5]
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$38,445	$26,294	$33,900	$30,076
Ratio of operating expenses before waiver/reimbursement to average net assets[6]	0.69% [7]	0.61%	0.69%	0.90% [7]
Ratio of operating expenses after waiver/reimbursement to average net assets[6]	0.55% [7]	0.55%	0.55%	0.55% [7]
Ratio of net investment income to average net assets[6]	1.36% [7]	0.92%	0.69%	0.46% [7]
Portfolio turnover rate	8%	19%	31%	35% [8]

[1]	Commencement of operations.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Unaudited.
[4]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[5]	Total return calculation is not annualized.
[6]	This ratio does not include the expenses for the Exchange-Traded Funds held in the Portfolio.
[7]	Annualized.
[8]	Calculations represent portfolio turnover for the Portfolio for the period of June 29, 2016 through October 31, 2016.

See Notes to Financial Statements.
50

The Glenmede Fund, Inc.

Financial Highlights — (Concluded)
For a share outstanding throughout each year
	High Yield Municipal Portfolio
	For the Period Ended April 30, 2019[2]	For the Years Ended October 31,		For the Period December 22, 2015[1] through October 31, 2016[3]
		2018	2017
Net asset value, beginning of period	$ 10.16	$ 10.35	$ 10.39	$ 10.00
Income from investment operations:
Net investment income	0.16	0.30	0.30	0.22
Net realized and unrealized gain (loss) on investments	0.36	(0.19)	(0.01)	0.34
Total from investment operations	0.52	0.11	0.29	0.56
Distributions to shareholders from:
Net investment income	(0.16)	(0.30)	(0.29)	(0.17)
Net realized capital gains	—	—	(0.04)	—
Total distributions	(0.16)	(0.30)	(0.33)	(0.17)
Net asset value, end of period	$ 10.52	$ 10.16	$ 10.35	$ 10.39
Total return	5.17% [4,5]	1.04%	2.89%	5.56% [4,5]
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$206,054	$192,319	$170,440	$153,893
Ratio of operating expenses to average net assets	—%	0.99%	1.00%	—%
Ratio of operating expenses before waiver/reimbursement to average net assets	1.00% [6]	—%	—%	1.08% [6]
Ratio of operating expenses after waiver/reimbursement to average net assets	1.00% [6]	—%	—%	1.00% [6]
Ratio of net investment income to average net assets	3.17% [6]	2.90%	2.92%	2.44% [6]
Portfolio turnover rate	19% [7]	44% [7]	43% [7]	73% [8]

[1]	Commencement of operations.
[2]	Unaudited.
[3]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[4]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[5]	Total return calculation is not annualized.
[6]	Annualized.
[7]	Variable Rate Demand Note (VRDN) securities are excluded from the portfolio turnover calculation.
[8]	Calculations represent portfolio turnover for the Portfolio for the period of December 22, 2015 through October 31, 2016.
See Notes to Financial Statements.
51

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Core Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.4%
	Aerospace & Defense — 2.2%
118,690	Boeing Co. (The)	$ 44,828,026
76,282	Raytheon Co.	13,546,921
		58,374,947
	Airlines — 1.0%
521,443	Southwest Airlines Co.	28,277,854
	Automobiles — 0.6%
1,497,468	Ford Motor Co.	15,648,541
	Banks — 6.6%
551,300	Bank of America Corp.	16,858,754
425,892	Citigroup, Inc.	30,110,564
811,475	Citizens Financial Group, Inc.	29,375,395
385,117	Comerica, Inc.	30,266,345
1,070,661	Fifth Third Bancorp	30,856,450
260,278	JPMorgan Chase & Co.	30,205,262
148,137	SunTrust Banks, Inc.	9,700,011
		177,372,781
	Beverages — 1.2%
542,498	Monster Beverage Corp.[1]	32,332,881
	Biotechnology — 3.0%
142,320	Amgen, Inc.	25,520,822
92,666	Biogen, Inc.[1]	21,242,754
248,291	Celgene Corp.[1]	23,503,226
31,557	Regeneron Pharmaceuticals, Inc.[1]	10,828,469
		81,095,271
	Building Products — 0.8%
551,353	Masco Corp.	21,535,848
	Capital Markets — 2.6%
201,254	Ameriprise Financial, Inc.	29,538,050
168,477	Intercontinental Exchange, Inc.	13,705,604
489,518	TD Ameritrade Holding Corp.	25,738,856
		68,982,510
	Chemicals — 1.1%
281,665	Celanese Corp.	30,388,837
	Communications Equipment — 3.5%
800,373	Cisco Systems, Inc.	44,780,870
181,807	F5 Networks, Inc.[1]	28,525,518
793,695	Juniper Networks, Inc.	22,040,910
		95,347,298
	Consumer Finance — 2.9%
1,121,873	Ally Financial, Inc.	33,330,847
125,723	American Express Co.	14,738,507
383,190	Discover Financial Services	31,226,153
		79,295,507
	Containers & Packaging — 1.4%
514,981	International Paper Co.	24,106,261
150,575	Packaging Corp. of America	14,931,017
		39,037,278
	Diversified Telecommunication Services — 0.5%
229,716	Verizon Communications, Inc.	13,137,458
See Notes to Financial Statements.
52

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Core Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Electric Utilities — 1.5%
773,907	Exelon Corp.	$ 39,430,562
	Electrical Equipment — 2.5%
407,254	AMETEK, Inc.	35,907,585
382,285	Eaton Corp. PLC	31,660,844
		67,568,429
	Entertainment — 1.2%
651,878	Activision Blizzard, Inc.	31,427,038
	Equity Real Estate Investment Trusts — 2.7%
940,006	Host Hotels & Resorts, Inc.	18,085,715
301,992	National Retail Properties, Inc.	15,890,819
146,334	Simon Property Group, Inc.	25,418,216
424,678	STORE Capital Corp.	14,150,271
		73,545,021
	Food & Staples Retailing — 1.1%
413,798	Sysco Corp.	29,118,965
	Food Products — 2.3%
367,007	General Mills, Inc.	18,889,850
289,435	McCormick & Co., Inc.[2]	44,564,307
		63,454,157
	Health Care Providers & Services — 6.1%
144,728	Anthem, Inc.	38,067,806
274,715	Cardinal Health, Inc.	13,381,368
447,776	Centene Corp.[1]	23,087,330
335,023	Henry Schein, Inc.[1,2]	21,461,573
78,107	Humana, Inc.	19,949,309
204,217	McKesson Corp.	24,352,877
109,111	UnitedHealth Group, Inc.	25,430,501
		165,730,764
	Hotels, Restaurants & Leisure — 1.1%
396,723	Starbucks Corp.	30,817,443
	Household Products — 1.3%
209,054	Church & Dwight Co., Inc.	15,668,597
182,175	Procter & Gamble Co. (The)	19,397,994
		35,066,591
	Independent Power & Renewable Electricity Producer — 1.7%
2,655,810	AES Corp.	45,467,467
	Industrial Conglomerates — 1.2%
187,005	Honeywell International, Inc.	32,469,678
	Insurance — 3.9%
661,100	Aflac, Inc.	33,306,218
311,314	Athene Holding, Ltd. - Class A1	14,058,940
376,003	Fidelity National Financial, Inc.	15,021,320
640,040	MetLife, Inc.	29,525,045
337,189	Unum Group	12,449,018
		104,360,541
	Interactive Media & Services — 2.5%
25,796	Alphabet, Inc. - Class A1	30,928,372
184,532	Facebook, Inc. - Class A1	35,688,489
		66,616,861
See Notes to Financial Statements.
53

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Core Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Internet & Direct Marketing Retail — 1.0%
732,516	eBay, Inc.	$ 28,384,995
	IT Services — 6.5%
177,838	Accenture PLC - Class A	32,485,668
405,042	Cognizant Technology Solutions Corp. - Class A	29,551,865
108,119	DXC Technology Co.	7,107,743
470,138	PayPal Holdings, Inc.[1]	53,017,462
132,938	Total System Services, Inc.	13,591,581
236,882	Visa, Inc. - Class A	38,950,507
		174,704,826
	Life Sciences Tools & Services — 0.9%
114,638	Waters Corp.[1]	24,479,799
	Machinery — 2.6%
329,309	Ingersoll-Rand PLC	40,376,576
162,574	Parker-Hannifin Corp.	29,438,900
		69,815,476
	Media — 4.7%
833,234	Comcast Corp. - Class A	36,270,676
1,240,693	Interpublic Group of Cos., Inc. (The)	28,535,939
2,191,550	News Corp. - Class A	27,219,051
434,324	Omnicom Group, Inc.	34,758,950
		126,784,616
	Metals & Mining — 1.8%
760,606	Newmont Goldcorp Corp.[2]	23,624,422
451,366	Nucor Corp.	25,759,458
		49,383,880
	Multi-line Retail — 2.5%
475,529	Kohl’s Corp.	33,810,112
447,668	Target Corp.	34,658,457
		68,468,569
	Multi-Utilities — 0.6%
523,055	CenterPoint Energy, Inc.	16,214,705
	Oil, Gas & Consumable Fuels — 4.4%
112,869	Chevron Corp.	13,551,052
401,148	ConocoPhillips	25,320,461
731,294	Kinder Morgan, Inc.	14,530,812
619,694	Marathon Petroleum Corp.	37,720,774
302,465	Valero Energy Corp.	27,421,477
		118,544,576
	Pharmaceuticals — 3.0%
93,829	Allergan PLC	13,792,863
511,289	Bristol-Myers Squibb Co.	23,739,148
221,377	Elanco Animal Health, Inc.[1]	6,973,376
311,773	Eli Lilly & Co.	36,489,912
		80,995,299
	Real Estate Management & Development — 1.2%
646,889	CBRE Group, Inc. - Class A1	33,683,510
	Road & Rail — 0.5%
177,150	CSX Corp.	14,106,455
See Notes to Financial Statements.
54

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Core Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Semiconductors & Semiconductor Equipment — 4.2%
694,528	Intel Corp.	$ 35,448,709
92,970	Lam Research Corp.	19,284,767
343,607	NXP Semiconductors N.V.	36,291,771
198,733	Texas Instruments, Inc.	23,416,710
		114,441,957
	Software — 3.5%
171,460	Citrix Systems, Inc.	17,310,602
218,775	Fortinet, Inc.[1]	20,437,960
269,262	Microsoft Corp.	35,165,617
400,415	Oracle Corp.	22,154,962
		95,069,141
	Specialty Retail — 2.3%
427,364	Best Buy Co., Inc.	31,800,155
307,229	Ross Stores, Inc.	30,003,984
		61,804,139
	Technology Hardware, Storage & Peripherals — 2.7%
1,725,159	Hewlett Packard Enterprise Co.	27,274,764
640,050	NetApp, Inc.	46,627,642
		73,902,406
	Tobacco — 0.5%
253,277	Altria Group, Inc.	13,760,539
	TOTAL COMMON STOCKS (Cost $2,131,287,275)	2,690,445,416
INVESTMENT OF SECURITY LENDING COLLATERAL* — 2.7%
72,192,981	State Street Navigator Securities Lending Government Money Market Portfolio	72,192,981
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $72,192,981)	72,192,981
TOTAL INVESTMENTS (Cost $2,203,480,256)	102.1%	$2,762,638,397
LIABILITIES IN EXCESS OF OTHER ASSETS	(2.1)	(57,032,428)
NET ASSETS	100.0%	$2,705,605,969

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
See Notes to Financial Statements.
55

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Core Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2019 - (Unaudited)
INDUSTRY DIVERSIFICATION
On April 30, 2019, industry diversification of the Portfolio was as follows:
	% of Net Assets	Value
INDUSTRIES:
Banks	6.6%	$ 177,372,781
IT Services	6.5	174,704,826
Health Care Providers & Services	6.1	165,730,764
Media	4.7	126,784,616
Oil, Gas & Consumable Fuels	4.4	118,544,576
Semiconductors & Semiconductor Equipment	4.2	114,441,957
Insurance	3.9	104,360,541
Communications Equipment	3.5	95,347,298
Software	3.5	95,069,141
Biotechnology	3.0	81,095,271
Pharmaceuticals	3.0	80,995,299
Consumer Finance	2.9	79,295,507
Technology Hardware, Storage & Peripherals	2.7	73,902,406
Equity Real Estate Investment Trusts	2.7	73,545,021
Machinery	2.6	69,815,476
Capital Markets	2.6	68,982,510
Multi-line Retail	2.5	68,468,569
Electrical Equipment	2.5	67,568,429
Interactive Media & Services	2.5	66,616,861
Food Products	2.3	63,454,157
Specialty Retail	2.3	61,804,139
Aerospace & Defense	2.2	58,374,947
Metals & Mining	1.8	49,383,880
Independent Power & Renewable Electricity Producer	1.7	45,467,467
Electric Utilities	1.5	39,430,562
Containers & Packaging	1.4	39,037,278
Household Products	1.3	35,066,591
Real Estate Management & Development	1.2	33,683,510
Industrial Conglomerates	1.2	32,469,678
Beverages	1.2	32,332,881
Entertainment	1.2	31,427,038
Hotels, Restaurants & Leisure	1.1	30,817,443
Chemicals	1.1	30,388,837
Food & Staples Retailing	1.1	29,118,965
Internet & Direct Marketing Retail	1.0	28,384,995
Airlines	1.0	28,277,854
Life Sciences Tools & Services	0.9	24,479,799
Building Products	0.8	21,535,848
Multi-Utilities	0.6	16,214,705
Automobiles	0.6	15,648,541
Road & Rail	0.5	14,106,455
Tobacco	0.5	13,760,539
Diversified Telecommunication Services	0.5	13,137,458
TOTAL COMMON STOCKS	99.4%	$2,690,445,416
INVESTMENT OF SECURITY LENDING COLLATERAL	2.7	72,192,981
TOTAL INVESTMENTS	102.1%	$2,762,638,397
See Notes to Financial Statements.
56

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Growth Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.9%
	Aerospace & Defense — 2.5%
215,946	Boeing Co. (The)	$ 81,560,645
	Air Freight & Logistics — 0.9%
179,115	CH Robinson Worldwide, Inc.	14,508,315
205,195	Expeditors International of Washington, Inc.	16,296,587
		30,804,902
	Airlines — 0.9%
542,849	Southwest Airlines Co.	29,438,701
	Beverages — 3.0%
1,209,905	Monster Beverage Corp.[1]	72,110,338
196,314	PepsiCo, Inc.	25,138,008
		97,248,346
	Biotechnology — 5.0%
331,385	Amgen, Inc.	59,423,958
161,737	Biogen, Inc.[1]	37,076,590
712,266	Celgene Corp.[1]	67,423,100
		163,923,648
	Building Products — 1.2%
965,961	Masco Corp.	37,730,437
	Capital Markets — 2.5%
273,861	Ameriprise Financial, Inc.	40,194,579
505,956	Intercontinental Exchange, Inc.	41,159,520
		81,354,099
	Chemicals — 0.5%
154,230	Celanese Corp.	16,639,875
	Communications Equipment — 1.1%
237,792	F5 Networks, Inc.[1]	37,309,565
	Consumer Finance — 1.0%
983,213	Synchrony Financial	34,087,995
	Containers & Packaging — 2.2%
379,830	Avery Dennison Corp.	42,028,189
303,307	International Paper Co.	14,197,801
169,055	Packaging Corp. of America	16,763,494
		72,989,484
	Electrical Equipment — 1.9%
689,838	AMETEK, Inc.	60,823,016
	Electronic Equipment, Instruments & Components — 4.6%
637,573	Amphenol Corp. - Class A	63,476,768
807,749	CDW Corp.	85,298,294
		148,775,062
	Entertainment — 1.2%
279,271	Walt Disney Co. (The)	38,251,749
	Equity Real Estate Investment Trusts — 0.5%
88,081	Simon Property Group, Inc.	15,299,670
	Food & Staples Retailing — 0.8%
107,632	Costco Wholesale Corp.	26,426,885
	Food Products — 0.7%
180,719	Hershey Co. (The)	22,562,767
See Notes to Financial Statements.
57

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Growth Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Health Care Providers & Services — 5.5%
699,131	Centene Corp.[1]	$ 36,047,194
260,458	DaVita, Inc.[1]	14,387,700
305,228	Henry Schein, Inc.[1]	19,552,906
114,201	Humana, Inc.	29,168,077
339,215	UnitedHealth Group, Inc.	79,060,840
		178,216,717
	Hotels, Restaurants & Leisure — 3.7%
579,882	Hilton Worldwide Holdings, Inc.	50,443,935
886,280	Starbucks Corp.	68,846,231
		119,290,166
	Household Products — 1.4%
629,338	Church & Dwight Co., Inc.	47,168,883
	Industrial Conglomerates — 1.1%
204,186	Honeywell International, Inc.	35,452,815
	Insurance — 2.5%
447,937	Marsh & McLennan Cos., Inc.	42,235,980
523,280	Progressive Corp. (The)	40,894,332
		83,130,312
	Interactive Media & Services — 7.4%
65,414	Alphabet, Inc. - Class A1	78,428,770
494,251	Facebook, Inc. - Class A1	95,588,143
305,688	IAC/InterActiveCorp[1]	68,730,890
		242,747,803
	Internet & Direct Marketing Retail — 0.8%
679,290	eBay, Inc.	26,322,487
	IT Services — 17.3%
414,268	Accenture PLC - Class A	75,674,335
360,017	Automatic Data Processing, Inc.	59,183,195
618,621	Cognizant Technology Solutions Corp. - Class A	45,134,588
387,059	Mastercard, Inc. - Class A	98,405,880
832,728	Paychex, Inc.	70,207,298
830,401	PayPal Holdings, Inc.[1]	93,644,321
159,815	VeriSign, Inc.[1]	31,555,472
553,843	Visa, Inc. - Class A	91,068,404
		564,873,493
	Life Sciences Tools & Services — 1.3%
200,130	Waters Corp.[1]	42,735,760
	Machinery — 3.6%
811,603	Ingersoll-Rand PLC	99,510,644
95,964	Parker-Hannifin Corp.	17,377,161
		116,887,805
	Media — 2.3%
935,026	Omnicom Group, Inc.	74,830,131
	Metals & Mining — 0.5%
500,000	Steel Dynamics, Inc.	15,840,000
	Multi-line Retail — 1.2%
320,261	Dollar General Corp.	40,381,709
See Notes to Financial Statements.
58

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Growth Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Oil, Gas & Consumable Fuels — 0.5%
106,362	Pioneer Natural Resources Co.	$ 17,705,018
	Professional Services — 0.5%
252,874	Robert Half International, Inc.	15,700,947
	Real Estate Management & Development — 2.3%
1,460,629	CBRE Group, Inc. - Class A1	76,054,952
	Semiconductors & Semiconductor Equipment — 4.2%
522,702	KLA-Tencor Corp.	66,634,051
589,585	Texas Instruments, Inc.	69,470,800
		136,104,851
	Software — 2.8%
689,636	Microsoft Corp.	90,066,462
	Specialty Retail — 7.8%
997,985	Best Buy Co., Inc.	74,260,064
311,267	Home Depot, Inc. (The)	63,405,088
812,654	Ross Stores, Inc.	79,363,790
694,888	TJX Cos., Inc. (The)	38,135,453
		255,164,395
	Technology Hardware, Storage & Peripherals — 2.2%
361,304	Apple, Inc.	72,502,874
	Tobacco — 0.5%
290,385	Altria Group, Inc.	15,776,617
	TOTAL COMMON STOCKS (Cost $2,394,556,821)	3,262,181,043
Face Amount
REPURCHASE AGREEMENT* — 0.2%
$5,820,133	With Fixed Income Clearing Corp., dated 4/30/19, 0.50%, principal and interest in the amount of $5,820,214, due 5/1/19, (collateralized by a U.S. Treasury Note with a par value of $5,835,000, coupon rate of 2.750%, due 11/30/2020, market value of $5,938,670)	5,820,133
	TOTAL REPURCHASE AGREEMENT (Cost $5,820,133)	5,820,133
TOTAL INVESTMENTS (Cost $2,400,376,954)	100.1%	$3,268,001,176
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)	(3,731,732)
NET ASSETS	100.0%	$3,264,269,444

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
See Notes to Financial Statements.
59

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Growth Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2019 - (Unaudited)
INDUSTRY DIVERSIFICATION
On April 30, 2019, industry diversification of the Portfolio was as follows:
	% of Net Assets	Value
INDUSTRIES:
IT Services	17.3%	$ 564,873,493
Specialty Retail	7.8	255,164,395
Interactive Media & Services	7.4	242,747,803
Health Care Providers & Services	5.5	178,216,717
Biotechnology	5.0	163,923,648
Electronic Equipment, Instruments & Components	4.6	148,775,062
Semiconductors & Semiconductor Equipment	4.2	136,104,851
Hotels, Restaurants & Leisure	3.7	119,290,166
Machinery	3.6	116,887,805
Beverages	3.0	97,248,346
Software	2.8	90,066,462
Insurance	2.5	83,130,312
Aerospace & Defense	2.5	81,560,645
Capital Markets	2.5	81,354,099
Real Estate Management & Development	2.3	76,054,952
Media	2.3	74,830,131
Containers & Packaging	2.2	72,989,484
Technology Hardware, Storage & Peripherals	2.2	72,502,874
Electrical Equipment	1.9	60,823,016
Household Products	1.4	47,168,883
Life Sciences Tools & Services	1.3	42,735,760
Multi-line Retail	1.2	40,381,709
Entertainment	1.2	38,251,749
Building Products	1.2	37,730,437
Communications Equipment	1.1	37,309,565
Industrial Conglomerates	1.1	35,452,815
Consumer Finance	1.0	34,087,995
Air Freight & Logistics	0.9	30,804,902
Airlines	0.9	29,438,701
Food & Staples Retailing	0.8	26,426,885
Internet & Direct Marketing Retail	0.8	26,322,487
Food Products	0.7	22,562,767
Oil, Gas & Consumable Fuels	0.5	17,705,018
Chemicals	0.5	16,639,875
Metals & Mining	0.5	15,840,000
Tobacco	0.5	15,776,617
Professional Services	0.5	15,700,947
Equity Real Estate Investment Trusts	0.5	15,299,670
TOTAL COMMON STOCKS	99.9%	$3,262,181,043
REPURCHASE AGREEMENT	0.2	5,820,133
TOTAL INVESTMENTS	100.1%	$3,268,001,176
See Notes to Financial Statements.
60

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Value Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — 98.8%
	Airlines — 1.0%
329	Delta Air Lines, Inc.	$ 19,177
	Automobiles — 0.5%
1,018	Ford Motor Co.	10,638
	Banks — 12.2%
1,429	Bank of America Corp.	43,699
506	Citigroup, Inc.	35,774
1,039	Citizens Financial Group, Inc.	37,612
245	Comerica, Inc.	19,255
353	JPMorgan Chase & Co.	40,966
511	KeyCorp	8,968
630	SunTrust Banks, Inc.	41,252
359	Zions Bancorp N.A.	17,709
		245,235
	Biotechnology — 2.5%
66	Amgen, Inc.	11,835
581	Gilead Sciences, Inc.	37,788
		49,623
	Building Products — 1.0%
506	Masco Corp.	19,764
	Capital Markets — 3.3%
279	Ameriprise Financial, Inc.	40,949
484	E*TRADE Financial Corp.	24,519
		65,468
	Chemicals — 0.5%
94	Celanese Corp.	10,142
	Communications Equipment — 1.8%
354	Cisco Systems, Inc.	19,806
583	Juniper Networks, Inc.	16,190
		35,996
	Consumer Finance — 3.5%
997	Ally Financial, Inc.	29,621
1,196	Synchrony Financial	41,465
		71,086
	Containers & Packaging — 2.5%
825	International Paper Co.	38,618
312	WestRock Co.	11,975
		50,593
	Diversified Consumer Services — 1.0%
731	H&R Block, Inc.[1]	19,891
	Diversified Telecommunication Services — 2.7%
887	AT&T, Inc.	27,461
2,278	CenturyLink, Inc.	26,015
		53,476
	Electric Utilities — 2.2%
872	Exelon Corp.	44,428
	Electrical Equipment — 1.9%
470	Eaton Corp. PLC	38,925
See Notes to Financial Statements.
61

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Value Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Energy Equipment & Services — 0.8%
695	Baker Hughes a GE Co.	$ 16,694
	Equity Real Estate Investment Trusts — 3.2%
180	Apartment Investment & Management Co. - Class A	8,885
1,892	Host Hotels & Resorts, Inc.	36,402
235	Prologis, Inc.	18,017
		63,304
	Food & Staples Retailing — 1.8%
1,382	Kroger Co. (The)	35,628
	Food Products — 3.7%
339	Conagra Brands, Inc.	10,434
391	General Mills, Inc.	20,125
593	Tyson Foods, Inc. - Class A	44,481
		75,040
	Health Care Providers & Services — 8.0%
129	Anthem, Inc.	33,931
616	Cardinal Health, Inc.	30,005
178	Centene Corp.[2]	9,178
464	CVS Health Corp.	25,232
183	DaVita, Inc.[2]	10,109
318	Henry Schein, Inc.[2]	20,371
270	McKesson Corp.	32,198
		161,024
	Household Products — 2.0%
376	Procter & Gamble Co. (The)	40,037
	Independent Power & Renewable Electricity Producer — 1.3%
1,507	AES Corp.	25,800
	Insurance — 5.8%
320	Hartford Financial Services Group, Inc. (The)	16,739
400	Lincoln National Corp.	26,688
741	MetLife, Inc.	34,182
194	Prudential Financial, Inc.	20,508
503	Unum Group	18,571
		116,688
	IT Services — 1.1%
86	Amdocs, Ltd.	4,737
130	International Business Machines Corp.	18,235
		22,972
	Machinery — 4.2%
118	Cummins, Inc.	19,622
334	Ingersoll-Rand PLC	40,952
136	Parker-Hannifin Corp.	24,627
		85,201
	Media — 3.8%
702	Comcast Corp. - Class A	30,558
723	Discovery, Inc. - Class C2	20,794
312	Omnicom Group, Inc.	24,969
		76,321
	Metals & Mining — 2.4%
526	Nucor Corp.	30,019
See Notes to Financial Statements.
62

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Value Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Metals & Mining — (Continued)
583	Steel Dynamics, Inc.	$ 18,469
		48,488
	Multi-line Retail — 0.4%
125	Kohl’s Corp.	8,888
	Multi-Utilities — 2.8%
252	Ameren Corp.	18,338
1,241	CenterPoint Energy, Inc.	38,471
		56,809
	Oil, Gas & Consumable Fuels — 8.4%
293	Chevron Corp.	35,178
586	ConocoPhillips	36,988
818	Marathon Oil Corp.	13,939
574	Marathon Petroleum Corp.	34,939
88	Phillips 66	8,296
437	Valero Energy Corp.	39,618
		168,958
	Pharmaceuticals — 4.3%
224	Allergan PLC	32,928
864	Bristol-Myers Squibb Co.	40,116
96	Jazz Pharmaceuticals PLC[2]	12,458
		85,502
	Real Estate Management & Development — 2.0%
771	CBRE Group, Inc. - Class A2	40,146
	Semiconductors & Semiconductor Equipment — 3.7%
632	Intel Corp.	32,257
391	NXP Semiconductors N.V.	41,298
		73,555
	Specialty Retail — 0.5%
136	Best Buy Co., Inc.	10,120
	Technology Hardware, Storage & Peripherals — 1.6%
2,004	Hewlett Packard Enterprise Co.	31,683
	Textiles, Apparel & Luxury Goods — 0.4%
203	Capri Holdings, Ltd.	8,948
	TOTAL COMMON STOCKS (Cost $1,877,562)	1,986,248
TOTAL INVESTMENTS (Cost $1,877,562)	98.8%	$1,986,248
OTHER ASSETS IN EXCESS OF LIABILITIES	1.2	24,656
NET ASSETS	100.0%	$2,010,904

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 1.
[2]	Non income-producing security.
See Notes to Financial Statements.
63

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Value Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2019 - (Unaudited)
INDUSTRY DIVERSIFICATION
On April 30, 2019, industry diversification of the Portfolio was as follows:
	% of Net Assets	Value
INDUSTRIES:
Banks	12.2%	$ 245,235
Oil, Gas & Consumable Fuels	8.4	168,958
Health Care Providers & Services	8.0	161,024
Insurance	5.8	116,688
Pharmaceuticals	4.3	85,502
Machinery	4.2	85,201
Media	3.8	76,321
Food Products	3.7	75,040
Semiconductors & Semiconductor Equipment	3.7	73,555
Consumer Finance	3.5	71,086
Capital Markets	3.3	65,468
Equity Real Estate Investment Trusts	3.2	63,304
Multi-Utilities	2.8	56,809
Diversified Telecommunication Services	2.7	53,476
Containers & Packaging	2.5	50,593
Biotechnology	2.5	49,623
Metals & Mining	2.4	48,488
Electric Utilities	2.2	44,428
Real Estate Management & Development	2.0	40,146
Household Products	2.0	40,037
Electrical Equipment	1.9	38,925
Communications Equipment	1.8	35,996
Food & Staples Retailing	1.8	35,628
Technology Hardware, Storage & Peripherals	1.6	31,683
Independent Power & Renewable Electricity Producer	1.3	25,800
IT Services	1.1	22,972
Diversified Consumer Services	1.0	19,891
Building Products	1.0	19,764
Airlines	1.0	19,177
Energy Equipment & Services	0.8	16,694
Automobiles	0.5	10,638
Chemicals	0.5	10,142
Specialty Retail	0.5	10,120
Textiles, Apparel & Luxury Goods	0.4	8,948
Multi-line Retail	0.4	8,888
TOTAL COMMON STOCKS	98.8%	$1,986,248
TOTAL INVESTMENTS	98.8%	$1,986,248
See Notes to Financial Statements.
64

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.5%
	Auto Components — 0.8%
601	Dana, Inc.	$ 11,719
	Banks — 9.9%
256	BancorpSouth Bank	7,803
632	Cadence BanCorp	14,378
199	Cathay General Bancorp	7,321
178	Community Trust Bancorp, Inc.	7,521
181	Eagle Bancorp, Inc.[1]	10,002
300	Financial Institutions, Inc.	8,250
1,042	First BanCorp	11,775
149	Great Southern Bancorp, Inc.	8,635
324	Great Western Bancorp, Inc.	11,395
287	Hancock Whitney Corp.	12,553
978	Investors Bancorp, Inc.	11,491
238	NBT Bancorp, Inc.	9,049
237	Preferred Bank/Los Angeles CA	11,658
186	Renasant Corp.	6,744
		138,575
	Biotechnology — 5.8%
646	Acorda Therapeutics, Inc.[1]	6,751
1,704	Akebia Therapeutics, Inc.[1,2]	10,292
296	Anika Therapeutics, Inc.[1]	9,427
888	Flexion Therapeutics, Inc.[1,2]	9,413
168	Genomic Health, Inc.[1]	10,807
93	Ligand Pharmaceuticals, Inc.[1,2]	11,704
997	MacroGenics, Inc.[1]	16,720
120	REGENXBIO, Inc.[1,2]	6,048
		81,162
	Building Products — 1.5%
110	Continental Building Products, Inc.[1]	2,821
260	Gibraltar Industries, Inc.[1]	10,314
662	NCI Building Systems, Inc.[1]	3,787
291	PGT Innovations, Inc.[1]	4,266
		21,188
	Capital Markets — 1.0%
461	Federated Investors, Inc. - Class B	14,167
	Chemicals — 2.9%
165	AdvanSix, Inc.[1]	4,988
157	Innospec, Inc.	13,317
370	PolyOne Corp.	10,227
128	Stepan Co.	11,845
		40,377
	Commercial Services & Supplies — 1.1%
1,602	ACCO Brands Corp.	14,642
	Communications Equipment — 1.2%
313	Plantronics, Inc.	16,113
	Diversified Consumer Services — 2.7%
236	Adtalem Global Education, Inc.[1]	11,640
629	K12, Inc.[1]	18,945
164	Sotheby’s1,2	6,918
		37,503
See Notes to Financial Statements.
65

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Electric Utilities — 1.3%
124	ALLETE, Inc.	$ 10,100
169	Otter Tail Corp.	8,669
		18,769
	Electrical Equipment — 1.9%
570	Atkore International Group, Inc.[1]	14,113
207	Encore Wire Corp.	12,273
		26,386
	Electronic Equipment, Instruments & Components — 4.4%
266	Fabrinet[1]	16,098
202	Insight Enterprises, Inc.[1]	11,429
128	OSI Systems, Inc.[1]	11,537
352	Sanmina Corp.[1]	11,940
754	TTM Technologies, Inc.[1]	9,983
		60,987
	Energy Equipment & Services — 1.6%
517	Matrix Service Co.[1]	10,139
1,536	McDermott International, Inc.[1,2]	12,426
		22,565
	Equity Real Estate Investment Trusts — 6.9%
508	CareTrust REIT, Inc.	12,319
288	Chesapeake Lodging Trust	8,208
104	EastGroup Properties, Inc.	11,890
246	First Industrial Realty Trust, Inc.	8,676
300	GEO Group, Inc. (The)	6,006
100	LTC Properties, Inc.	4,506
420	National Storage Affiliates Trust	12,289
410	STAG Industrial, Inc.	11,800
550	Sunstone Hotel Investors, Inc.	7,920
278	Terreno Realty Corp.	12,413
		96,027
	Food & Staples Retailing — 0.9%
322	Performance Food Group Co.[1]	13,186
	Food Products — 0.5%
480	Hostess Brands, Inc.[1]	6,432
	Health Care Equipment & Supplies — 4.1%
1,388	Accuray, Inc.[1]	5,746
168	Avanos Medical, Inc.[1]	7,048
129	CONMED Corp.	10,324
1,645	Invacare Corp.	12,173
198	Orthofix Medical, Inc.[1]	10,848
662	Oxford Immunotec Global PLC[1]	10,744
		56,883
	Health Care Providers & Services — 2.3%
151	Addus HomeCare Corp.[1]	10,253
782	Select Medical Holdings Corp.[1]	11,237
504	Tenet Healthcare Corp.[1]	11,038
		32,528
	Hotels, Restaurants & Leisure — 1.6%
531	Bloomin’ Brands, Inc.	10,615
See Notes to Financial Statements.
66

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Hotels, Restaurants & Leisure — (Continued)
527	Penn National Gaming, Inc.[1]	$ 11,420
		22,035
	Household Products — 0.8%
466	Central Garden & Pet Co. - Class A1	11,408
	Independent Power & Renewable Electricity Producer — 0.7%
624	Clearway Energy, Inc. - Class C	9,903
	Insurance — 3.2%
381	American Equity Investment Life Holding Co.	11,205
190	AMERISAFE, Inc.	11,252
627	CNO Financial Group, Inc.	10,377
261	Employers Holdings, Inc.	11,202
		44,036
	Interactive Media & Service — 0.7%
1,871	Meet Group, Inc. (The)[1]	10,403
	IT Services — 4.0%
470	Cardtronics PLC - Class A1	16,807
163	ManTech International Corp. - Class A	10,104
887	NIC, Inc.	15,310
473	Perficient, Inc.[1]	13,925
		56,146
	Machinery — 6.8%
208	Barnes Group, Inc.	11,569
356	Columbus McKinnon Corp.	14,012
526	Harsco Corp.[1]	11,909
533	Meritor, Inc.[1]	12,930
445	Rexnord Corp.[1]	12,727
301	SPX FLOW, Inc.[1]	10,818
803	Wabash National Corp.	12,109
110	Watts Water Technologies, Inc. - Class A	9,415
		95,489
	Media — 1.6%
419	Gray Television, Inc.[1]	9,817
758	TEGNA, Inc.	12,068
		21,885
	Metals & Mining — 0.2%
28	Kaiser Aluminum Corp.	2,755
	Mortgage Real Estate Investment Trusts — 2.9%
802	Arbor Realty Trust, Inc.[2]	10,956
1,173	Dynex Capital, Inc.[2]	7,155
691	Invesco Mortgage Capital, Inc.	11,277
557	PennyMac Mortgage Investment Trust	11,697
		41,085
	Multi-Utilities — 0.9%
166	Black Hills Corp.	12,078
	Oil, Gas & Consumable Fuels — 2.4%
249	Delek US Holdings, Inc.	9,228
1,558	SRC Energy, Inc.[1]	9,581
461	World Fuel Services Corp.	14,222
		33,031
See Notes to Financial Statements.
67

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Paper & Forest Products — 2.5%
429	Boise Cascade Co.	$ 11,879
457	Louisiana-Pacific Corp.	11,448
792	Mercer International, Inc.	11,215
		34,542
	Pharmaceuticals — 1.7%
583	Horizon Pharma PLC[1]	14,884
586	Mallinckrodt PLC[1,2]	9,060
		23,944
	Professional Services — 2.4%
150	FTI Consulting, Inc.[1]	12,747
260	Korn Ferry	12,225
345	Navigant Consulting, Inc.	7,877
		32,849
	Real Estate Management & Development — 0.9%
294	Marcus & Millichap, Inc.[1]	12,671
	Road & Rail — 0.4%
199	ArcBest Corp.	6,081
	Semiconductors & Semiconductor Equipment — 2.9%
80	Cabot Microelectronics Corp.	10,100
646	Cohu, Inc.	9,580
256	Diodes, Inc.[1]	9,323
489	Xperi Corp.	12,152
		41,155
	Software — 1.9%
217	Verint Systems, Inc.[1]	13,105
1,729	Zix Corp.[1]	14,091
		27,196
	Specialty Retail — 3.2%
416	American Eagle Outfitters, Inc.	9,893
200	Boot Barn Holdings, Inc.[1]	5,758
568	MarineMax, Inc.[1]	9,821
1,363	Party City Holdco, Inc.[1,2]	9,132
296	Shoe Carnival, Inc.[2]	10,555
		45,159
	Textiles, Apparel & Luxury Goods — 1.5%
110	Deckers Outdoor Corp.[1]	17,403
90	Movado Group, Inc.	3,209
		20,612
	Thrifts & Mortgage Finance — 3.4%
725	Meridian Bancorp, Inc.	12,485
531	Northwest Bancshares, Inc.	9,255
469	Provident Financial Services, Inc.	12,438
569	Radian Group, Inc.	13,326
		47,504
	Trading Companies & Distributors — 1.2%
494	NOW, Inc.[1]	7,222
210	Rush Enterprises, Inc. - Class A	8,906
		16,128
See Notes to Financial Statements.
68

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Water Utilities — 0.5%
113	SJW Group	$ 7,013
	Wireless Telecommunication Services — 0.4%
141	Shenandoah Telecommunications Co.	5,828
	TOTAL COMMON STOCKS (Cost $1,264,756)	1,390,145
INVESTMENT OF SECURITY LENDING COLLATERAL* — 4.5%
62,577	State Street Navigator Securities Lending Government Money Market Portfolio	62,577
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $62,577)	62,577
TOTAL INVESTMENTS (Cost $1,327,333)	104.0%	$1,452,722
LIABILITIES IN EXCESS OF OTHER ASSETS	(4.0)	(56,507)
NET ASSETS	100.0%	$1,396,215

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
See Notes to Financial Statements.
69

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2019 - (Unaudited)
INDUSTRY DIVERSIFICATION
On April 30, 2019, industry diversification of the Portfolio was as follows:
	% of Net Assets	Value
INDUSTRIES:
Banks	9.9%	$ 138,575
Equity Real Estate Investment Trusts	6.9	96,027
Machinery	6.8	95,489
Biotechnology	5.8	81,162
Electronic Equipment, Instruments & Components	4.4	60,987
Health Care Equipment & Supplies	4.1	56,883
IT Services	4.0	56,146
Thrifts & Mortgage Finance	3.4	47,504
Specialty Retail	3.2	45,159
Insurance	3.2	44,036
Semiconductors & Semiconductor Equipment	2.9	41,155
Mortgage Real Estate Investment Trusts	2.9	41,085
Chemicals	2.9	40,377
Diversified Consumer Services	2.7	37,503
Paper & Forest Products	2.5	34,542
Oil, Gas & Consumable Fuels	2.4	33,031
Professional Services	2.4	32,849
Health Care Providers & Services	2.3	32,528
Software	1.9	27,196
Electrical Equipment	1.9	26,386
Pharmaceuticals	1.7	23,944
Energy Equipment & Services	1.6	22,565
Hotels, Restaurants & Leisure	1.6	22,035
Media	1.6	21,885
Building Products	1.5	21,188
Textiles, Apparel & Luxury Goods	1.5	20,612
Electric Utilities	1.3	18,769
Trading Companies & Distributors	1.2	16,128
Communications Equipment	1.2	16,113
Commercial Services & Supplies	1.1	14,642
Capital Markets	1.0	14,167
Food & Staples Retailing	0.9	13,186
Real Estate Management & Development	0.9	12,671
Multi-Utilities	0.9	12,078
Auto Components	0.8	11,719
Household Products	0.8	11,408
Interactive Media & Service	0.7	10,403
Independent Power & Renewable Electricity Producer	0.7	9,903
Water Utilities	0.5	7,013
Food Products	0.5	6,432
Road & Rail	0.4	6,081
Wireless Telecommunication Services	0.4	5,828
Metals & Mining	0.2	2,755
TOTAL COMMON STOCKS	99.5%	$1,390,145
INVESTMENT OF SECURITY LENDING COLLATERAL	4.5	62,577
TOTAL INVESTMENTS	104.0%	$1,452,722
See Notes to Financial Statements.
70

THE GLENMEDE FUND, INC.

Quantitative International Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.4%
	Japan — 23.6%
278,601	Astellas Pharma, Inc., Unsponsored ADR	$ 3,694,249
190,155	Daito Trust Construction Co., Ltd., Sponsored ADR[1]	6,357,832
133,125	Daiwa House Industry Co., Ltd., Unsponsored ADR[1]	3,736,153
101,696	FUJIFILM Holdings Corp., Unsponsored ADR[1]	4,754,796
93,908	Hitachi, Ltd., ADR	6,256,621
55,781	Honda Motor Co., Ltd., Sponsored ADR[1]	1,555,732
75,476	Hoya Corp., Sponsored ADR	5,328,606
205,652	ITOCHU Corp., Unsponsored ADR[1]	7,452,829
190,048	Japan Tobacco, Inc., Unsponsored ADR	2,174,149
77,716	Mitsubishi Corp., Sponsored ADR[1]	4,270,106
9,170	Mitsui & Co., Ltd., Sponsored ADR[1]	2,959,709
310,743	Nikon Corp., Unsponsored ADR[1]	4,342,633
99,117	Nippon Telegraph & Telephone Corp., ADR[1]	4,133,179
135,128	Shionogi & Co, Ltd., Unsponsored ADR[1]	1,975,571
95,693	Suntory Beverage & Food, Ltd., Unsponsored ADR	2,110,988
82,306	Tokyo Electron, Ltd., Unsponsored ADR[1]	3,207,876
35,863	Toyota Motor Corp., Sponsored ADR	4,432,667
		68,743,696
	United Kingdom — 15.9%
64,088	Ashtead Group PLC, Unsponsored ADR	7,155,425
32,847	BP PLC, Sponsored ADR	1,436,399
113,032	BT Group PLC, Sponsored ADR[1]	1,705,653
108,063	GlaxoSmithKline PLC, Sponsored ADR	4,444,631
146,353	Imperial Brands PLC, Sponsored ADR	4,683,296
207,105	J Sainsbury PLC, Sponsored ADR[1]	2,423,128
368,528	Legal & General Group PLC, Sponsored ADR	6,808,555
44,181	National Grid PLC, Sponsored ADR	2,417,584
199,665	Pearson PLC, Sponsored ADR[1]	2,164,369
111,537	Smith & Nephew PLC, Sponsored ADR	4,355,520
42,654	Unilever N.V.	2,580,994
50,858	Unilever PLC, Sponsored ADR	3,092,166
51,039	WPP PLC, Sponsored ADR[1]	3,179,730
		46,447,450
	France — 13.1%
70,367	Arkema SA, Sponsored ADR	7,266,800
98,597	Atos SE, Unsponsored ADR[1]	2,029,619
172,534	BNP Paribas SA, ADR	4,596,306
73,928	Cie Generale des Etablissements Michelin SCA, Unsponsored ADR	1,912,887
241,044	Danone SA, Sponsored ADR	3,909,734
299,348	Engie SA, Sponsored ADR	4,430,350
82,888	Peugeot SA, Unsponsored ADR	2,157,575
106,751	Renault SA, Unsponsored ADR	1,457,151
192,299	Sodexo SA, Sponsored ADR[1]	4,428,646
104,567	Total SA, Sponsored ADR	5,821,245
		38,010,313
	Germany — 9.9%
34,374	adidas AG, Sponsored ADR	4,418,434
243,995	Allianz SE, Sponsored ADR	5,885,160
284,021	Deutsche Lufthansa AG, Sponsored ADR	6,847,746
113,208	HeidelbergCement AG, Unsponsored ADR	1,832,272
223,752	Muenchener Rueckversicherungs-Gesellschaft AG, Unsponsored ADR[2]	5,526,674
73,440	Siemens AG, Sponsored ADR	4,406,400
		28,916,686
See Notes to Financial Statements.
71

THE GLENMEDE FUND, INC.

Quantitative International Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Australia — 6.9%
73,547	Macquarie Group, Ltd., ADR	$ 6,989,171
100,320	Newcrest Mining, Ltd., Sponsored ADR[1]	1,774,661
336,168	QBE Insurance Group, Ltd., Sponsored ADR[1]	3,089,384
460,112	South32, Ltd., ADR	5,392,513
153,048	Westpac Banking Corp., Sponsored ADR[1]	2,985,966
		20,231,695
	Switzerland — 5.8%
9,822	Alcon, Inc.[1,2]	571,641
178,789	LafargeHolcim, Ltd., Unsponsored ADR[1]	1,835,269
49,114	Novartis AG, Sponsored ADR	4,038,644
184,271	Roche Holding AG, Sponsored ADR	6,091,999
137,643	Zurich Insurance Group AG, ADR[1]	4,389,435
		16,926,988
	Netherlands — 5.6%
344,934	ING Groep N.V., Sponsored ADR	4,401,358
219,440	Koninklijke Ahold Delhaize N.V., Sponsored ADR[1]	5,286,309
86,000	Koninklijke DSM N.V., Sponsored ADR	2,456,590
26,911	Royal Dutch Shell PLC - Class B, Sponsored ADR[1]	1,746,255
32,750	Wolters Kluwer N.V., Sponsored ADR	2,289,225
		16,179,737
	Hong Kong — 3.3%
170,372	Sun Hung Kai Properties, Ltd., Sponsored ADR	2,951,695
285,459	WH Group, Ltd., Sponsored ADR	6,759,669
		9,711,364
	Italy — 3.1%
278,561	Intesa Sanpaolo SPA, Sponsored ADR	4,381,764
139,302	Mediobanca Banca di Credito Finanziario SPA, Unsponsored ADR	1,475,905
172,674	Terna Rete Elettrica Nazionale SPA, Unsponsored ADR	3,105,542
		8,963,211
	Spain — 3.0%
162,338	ACS Actividades de Construccion y Servicios SA, Unsponsored ADR[2]	1,488,640
137,361	Red Electrica Corp. SA, Unsponsored ADR	1,457,400
220,134	Repsol SA, Sponsored ADR[1]	3,744,479
243,548	Telefonica SA, Sponsored ADR[1]	2,021,449
		8,711,968
	Sweden — 3.0%
432,822	Skandinaviska Enskilda Banken AB, ADR	4,146,435
239,427	SKF AB, Sponsored ADR[1]	4,465,313
		8,611,748
	Singapore — 2.4%
55,108	DBS Group Holdings, Ltd., Sponsored ADR	4,597,661
28,422	Singapore Exchange, Ltd., Unsponsored ADR	2,318,951
		6,916,612
	Finland — 2.3%
233,889	UPM-Kymmene OYJ, Sponsored ADR	6,599,178
	Norway — 1.5%
195,331	Equinor ASA, Sponsored ADR	4,334,395
	TOTAL COMMON STOCKS (Cost $263,455,787)	289,305,041
See Notes to Financial Statements.
72

THE GLENMEDE FUND, INC.

Quantitative International Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2019 - (Unaudited)
Shares		Value
INVESTMENT OF SECURITY LENDING COLLATERAL* — 6.0%
17,672,110	State Street Navigator Securities Lending Government Money Market Portfolio	$ 17,672,110
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $17,672,110)	17,672,110
Face Amount
REPURCHASE AGREEMENT*—0.4%
$ 1,087,710	With Fixed Income Clearing Corp., dated 4/30/19, 0.50%, principal and interest in the amount of $1,087,725, due 5/1/19, (collateralized by a U.S. Treasury Note with a par value of $1,095,000, coupon rate of 2.750%, due 11/30/2020, market value of $1,114,455)	1,087,710
	TOTAL REPURCHASE AGREEMENT (Cost $1,087,710)	1,087,710
TOTAL INVESTMENTS (Cost $282,215,607)	105.8%	$308,064,861
LIABILITIES IN EXCESS OF OTHER ASSETS	(5.8)	(16,964,415)
NET ASSETS	100.0%	$291,100,446

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 1.
[2]	Non income-producing security.

Abbreviatons:
ADR — American Depositary Receipt
See Notes to Financial Statements.
73

THE GLENMEDE FUND, INC.

Quantitative International Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2019 - (Unaudited)
INDUSTRY DIVERSIFICATION
On April 30, 2019, industry diversification of the Portfolio was as follows:
	% of Net Assets	Value
INDUSTRIES:
Banks	9.1%	$ 26,585,395
Insurance	8.8	25,699,208
Trading Companies & Distributors	7.5	21,838,069
Pharmaceuticals	7.0	20,245,095
Oil, Gas & Consumable Fuels	5.9	17,082,773
Real Estate Management & Development	4.5	13,045,680
Food Products	3.7	10,669,403
Health Care Equipment & Supplies	3.5	10,255,766
Chemicals	3.3	9,723,390
Automobiles	3.3	9,603,125
Capital Markets	3.2	9,308,122
Diversified Telecommunication Services	2.7	7,860,280
Food & Staples Retailing	2.6	7,709,438
Metals & Mining	2.5	7,167,173
Tobacco	2.4	6,857,445
Multi-Utilities	2.4	6,847,935
Airlines	2.4	6,847,746
Paper & Forest Products	2.3	6,599,178
Electronic Equipment, Instruments & Components	2.1	6,256,621
Personal Products	1.9	5,673,160
Media	1.8	5,344,098
Technology Hardware, Storage & Peripherals	1.6	4,754,797
Electric Utilities	1.6	4,562,942
Machinery	1.5	4,465,314
Hotels, Restaurants & Leisure	1.5	4,428,646
Textiles, Apparel & Luxury Goods	1.5	4,418,434
Industrial Conglomerates	1.5	4,406,400
Household Durables	1.5	4,342,633
Construction Materials	1.3	3,667,541
Semiconductors & Semiconductor Equipment	1.1	3,207,876
Professional Services	0.8	2,289,225
Beverages	0.7	2,110,988
IT Services	0.7	2,029,619
Auto Components	0.7	1,912,887
Construction & Engineering	0.5	1,488,639
TOTAL COMMON STOCKS	99.4%	$289,305,041
REPURCHASE AGREEMENT	0.4	1,087,710
INVESTMENT OF SECURITY LENDING COLLATERAL	6.0	17,672,110
TOTAL INVESTMENTS	105.8%	$308,064,861
See Notes to Financial Statements.
74

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.8%
	Aerospace & Defense — 2.9%
923	Boeing Co. (The)	$ 348,608
1,955	Raytheon Co.	347,188
		695,796
	Air Freight & Logistics — 1.4%
4,070	Expeditors International of Washington, Inc.	323,239
	Banks — 6.6%
9,529	Bank of America Corp.	291,397
9,307	Citizens Financial Group, Inc.	336,913
3,689	Comerica, Inc.	289,919
5,294	Fifth Third Bancorp	152,573
2,014	JPMorgan Chase & Co.	233,725
5,552	Zions Bancorp N.A.[1]	273,880
		1,578,407
	Biotechnology — 3.4%
1,646	Amgen, Inc.	295,161
1,042	Biogen, Inc.[2]	238,868
4,168	Gilead Sciences, Inc.	271,087
		805,116
	Capital Markets — 2.4%
1,338	Ameriprise Financial, Inc.	196,378
1,603	LPL Financial Holdings, Inc.	118,766
2,393	T Rowe Price Group, Inc.	257,248
		572,392
	Chemicals — 2.4%
2,142	Air Products & Chemicals, Inc.	440,802
1,112	Celanese Corp.	119,974
		560,776
	Communications Equipment — 4.4%
7,356	Cisco Systems, Inc.	411,568
1,955	F5 Networks, Inc.[2]	306,740
11,690	Juniper Networks, Inc.	324,631
		1,042,939
	Construction & Engineering — 0.6%
3,396	Quanta Services, Inc.	137,878
	Consumer Finance — 3.2%
12,677	Ally Financial, Inc.	376,634
3,295	American Express Co.	386,273
		762,907
	Containers & Packaging — 1.0%
4,879	International Paper Co.	228,386
	Diversified Consumer Services — 1.2%
10,154	H&R Block, Inc.[1]	276,290
	Diversified Telecommunication Services — 0.5%
3,672	AT&T, Inc.	113,685
	Electric Utilities — 1.5%
7,009	Exelon Corp.	357,109
	Electrical Equipment — 0.5%
997	Hubbell, Inc.	127,217
See Notes to Financial Statements.
75

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Energy Equipment & Services — 1.0%
9,415	TechnipFMC PLC	$ 231,515
	Entertainment — 3.2%
8,250	Activision Blizzard, Inc.	397,732
3,760	Electronic Arts, Inc.[2]	355,884
		753,616
	Equity Real Estate Investment Trusts — 1.6%
1,220	Boston Properties, Inc.	167,896
11,232	Host Hotels & Resorts, Inc.	216,104
		384,000
	Food & Staples Retailing — 1.0%
6,706	US Foods Holding Corp.[2]	245,104
	Food Products — 3.6%
7,484	General Mills, Inc.	385,201
1,046	Hershey Co. (The)	130,593
5,033	Lamb Weston Holdings, Inc.	352,562
		868,356
	Health Care Providers & Services — 6.7%
975	Amedisys, Inc.[2]	124,625
2,413	AmerisourceBergen Corp.	180,396
898	Anthem, Inc.	236,201
4,802	Cardinal Health, Inc.	233,905
1,516	Centene Corp.[2]	78,165
778	HCA Healthcare, Inc.	98,985
4,903	Henry Schein, Inc.[1,2]	314,086
1,295	Humana, Inc.	330,756
		1,597,119
	Hotels, Restaurants & Leisure — 1.6%
4,810	Starbucks Corp.	373,641
	Household Products — 1.6%
3,341	Church & Dwight Co., Inc.	250,408
1,250	Procter & Gamble Co. (The)	133,100
		383,508
	Independent Power & Renewable Electricity Producer — 1.6%
21,660	AES Corp.	370,819
	Industrial Conglomerates — 1.3%
1,830	Honeywell International, Inc.	317,743
	Insurance — 3.8%
1,855	Lincoln National Corp.	123,766
6,937	Principal Financial Group, Inc.	396,519
3,720	Prudential Financial, Inc.	393,241
		913,526
	Interactive Media & Services — 2.1%
315	Alphabet, Inc. - Class A2	377,673
663	Facebook, Inc. - Class A2	128,224
		505,897
	IT Services — 7.1%
2,147	Accenture PLC - Class A	392,192
707	Automatic Data Processing, Inc.	116,224
4,879	Cognizant Technology Solutions Corp. - Class A	355,972
See Notes to Financial Statements.
76

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	IT Services — (Continued)
3,761	PayPal Holdings, Inc.[2]	$ 424,128
2,401	Visa, Inc. - Class A	394,796
		1,683,312
	Life Sciences Tools & Services — 1.3%
3,918	Agilent Technologies, Inc.	307,563
	Machinery — 2.8%
3,829	Allison Transmission Holdings, Inc.	179,427
3,098	Ingersoll-Rand PLC	379,846
670	Snap-on, Inc.	112,747
		672,020
	Media — 2.9%
11,136	Discovery, Inc. - Class C2	320,272
4,640	Omnicom Group, Inc.	371,339
		691,611
	Metals & Mining — 0.9%
3,928	Nucor Corp.	224,171
	Multi-line Retail — 1.7%
1,645	Kohl’s Corp.	116,960
3,848	Target Corp.	297,912
		414,872
	Oil, Gas & Consumable Fuels — 3.8%
5,295	ConocoPhillips	334,220
5,031	Marathon Petroleum Corp.	306,237
3,041	Valero Energy Corp.	275,697
		916,154
	Pharmaceuticals — 2.2%
6,297	Bristol-Myers Squibb Co.	292,370
1,200	Elanco Animal Health, Inc.[2]	37,800
1,687	Eli Lilly & Co.	197,446
		527,616
	Professional Services — 0.8%
2,901	Robert Half International, Inc.	180,123
	Real Estate Management & Development — 2.8%
6,816	CBRE Group, Inc. - Class A2	354,909
2,044	Jones Lang LaSalle, Inc.	315,941
		670,850
	Semiconductors & Semiconductor Equipment — 4.1%
5,842	Applied Materials, Inc.	257,457
6,815	Intel Corp.	347,838
1,792	Lam Research Corp.	371,714
		977,009
	Software — 3.3%
1,400	Citrix Systems, Inc.	141,344
4,269	Fortinet, Inc.[2]	398,810
10,592	Symantec Corp.	256,432
		796,586
	Specialty Retail — 3.9%
17,223	American Eagle Outfitters, Inc.	409,563
See Notes to Financial Statements.
77

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Specialty Retail — (Continued)
4,438	Best Buy Co., Inc.	$ 330,231
1,960	Ross Stores, Inc.	191,414
		931,208
	Technology Hardware, Storage & Peripherals — 1.1%
16,205	Hewlett Packard Enterprise Co.	256,201
	TOTAL COMMON STOCKS (Cost $20,624,667)	23,776,277
INVESTMENT OF SECURITY LENDING COLLATERAL* — 1.3%
318,695	State Street Navigator Securities Lending Government Money Market Portfolio	318,695
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $318,695)	318,695
TOTAL INVESTMENTS (Cost $20,943,362)	101.1%	$24,094,972
LIABILITIES IN EXCESS OF OTHER ASSETS	(1.1)	(268,865)
NET ASSETS	100.0%	$23,826,107

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 1.
[2]	Non income-producing security.
See Notes to Financial Statements.
78

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2019 - (Unaudited)
INDUSTRY DIVERSIFICATION
On April 30, 2019, industry diversification of the Portfolio was as follows:
	% of Net Assets	Value
INDUSTRIES:
IT Services	7.1%	$ 1,683,312
Health Care Providers & Services	6.7	1,597,119
Banks	6.6	1,578,407
Communications Equipment	4.4	1,042,939
Semiconductors & Semiconductor Equipment	4.1	977,009
Specialty Retail	3.9	931,208
Oil, Gas & Consumable Fuels	3.8	916,154
Insurance	3.8	913,526
Food Products	3.6	868,356
Biotechnology	3.4	805,116
Software	3.3	796,586
Consumer Finance	3.2	762,907
Entertainment	3.2	753,616
Aerospace & Defense	2.9	695,796
Media	2.9	691,611
Machinery	2.8	672,020
Real Estate Management & Development	2.8	670,850
Capital Markets	2.4	572,392
Chemicals	2.4	560,776
Pharmaceuticals	2.2	527,616
Interactive Media & Services	2.1	505,897
Multi-line Retail	1.7	414,872
Equity Real Estate Investment Trusts	1.6	384,000
Household Products	1.6	383,508
Hotels, Restaurants & Leisure	1.6	373,641
Independent Power & Renewable Electricity Producer	1.6	370,819
Electric Utilities	1.5	357,109
Air Freight & Logistics	1.4	323,239
Industrial Conglomerates	1.3	317,743
Life Sciences Tools & Services	1.3	307,563
Diversified Consumer Services	1.2	276,290
Technology Hardware, Storage & Peripherals	1.1	256,201
Food & Staples Retailing	1.0	245,104
Energy Equipment & Services	1.0	231,515
Containers & Packaging	1.0	228,386
Metals & Mining	0.9	224,171
Professional Services	0.8	180,123
Construction & Engineering	0.6	137,878
Electrical Equipment	0.5	127,217
Diversified Telecommunication Services	0.5	113,685
TOTAL COMMON STOCKS	99.8%	$23,776,277
INVESTMENT OF SECURITY LENDING COLLATERAL	1.3	318,695
TOTAL INVESTMENTS	101.1%	$24,094,972
See Notes to Financial Statements.
79

THE GLENMEDE FUND, INC.

Women in Leadership U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.7%
	Aerospace & Defense — 2.3%
1,258	Boeing Co. (The)	$ 475,134
	Airlines — 1.1%
4,214	Southwest Airlines Co.	228,525
	Banks — 6.4%
10,257	Bank of America Corp.	313,659
9,707	Citizens Financial Group, Inc.	351,393
2,264	Comerica, Inc.	177,928
10,569	Fifth Third Bancorp	304,598
1,473	JPMorgan Chase & Co.	170,942
		1,318,520
	Biotechnology — 4.9%
1,994	Amgen, Inc.	357,564
628	Biogen, Inc.[1]	143,963
5,283	Celgene Corp.[1]	500,089
		1,001,616
	Capital Markets — 3.0%
2,208	E*TRADE Financial Corp.	111,857
6,184	Intercontinental Exchange, Inc.	503,069
		614,926
	Commercial Services & Supplies — 0.5%
1,350	Republic Services, Inc.	111,807
	Communications Equipment — 4.3%
10,869	Cisco Systems, Inc.	608,121
1,758	F5 Networks, Inc.[1]	275,830
		883,951
	Consumer Finance — 2.2%
14,812	Ally Financial, Inc.	440,065
	Containers & Packaging — 3.0%
8,793	International Paper Co.	411,601
3,337	Sonoco Products Co.	210,431
		622,032
	Diversified Consumer Services — 0.5%
3,516	H&R Block, Inc.[2]	95,670
	Electrical Equipment — 3.6%
6,024	AMETEK, Inc.	531,136
2,600	Eaton Corp. PLC	215,332
		746,468
	Equity Real Estate Investment Trusts — 1.1%
1,234	Simon Property Group, Inc.	214,346
	Food & Staples Retailing — 1.6%
3,280	Kroger Co. (The)	84,558
6,707	US Foods Holding Corp.[1]	245,141
		329,699
	Food Products — 3.1%
6,027	General Mills, Inc.	310,210
4,381	Tyson Foods, Inc. - Class A	328,619
		638,829
See Notes to Financial Statements.
80

THE GLENMEDE FUND, INC.

Women in Leadership U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Gas Utilities — 0.8%
2,833	UGI Corp.	$ 154,427
	Health Care Equipment & Supplies — 1.2%
1,870	Varian Medical Systems, Inc.[1]	254,638
	Health Care Providers & Services — 5.0%
920	Anthem, Inc.	241,988
3,887	Henry Schein, Inc.[1,2]	249,001
907	Humana, Inc.	231,657
2,580	McKesson Corp.	307,665
		1,030,311
	Hotels, Restaurants & Leisure — 2.5%
6,543	Starbucks Corp.	508,260
	Household Products — 1.5%
2,951	Procter & Gamble Co. (The)	314,222
	Industrial Conglomerates — 0.6%
695	Honeywell International, Inc.	120,673
	Insurance — 4.6%
4,692	First American Financial Corp.	267,726
9,502	MetLife, Inc.	438,327
4,242	Principal Financial Group, Inc.	242,473
		948,526
	Interactive Media & Services — 4.9%
346	Alphabet, Inc. - Class A1	414,840
2,993	Facebook, Inc. - Class A1	578,846
		993,686
	IT Services — 6.9%
2,564	Accenture PLC - Class A	468,366
5,377	Akamai Technologies, Inc.[1]	430,483
4,517	PayPal Holdings, Inc.[1]	509,382
		1,408,231
	Machinery — 2.1%
3,574	Ingersoll-Rand PLC	438,208
	Media — 4.0%
13,076	Comcast Corp. - Class A	569,198
3,140	Omnicom Group, Inc.	251,294
		820,492
	Metals & Mining — 1.9%
6,759	Nucor Corp.	385,736
	Multi-line Retail — 4.0%
5,992	Kohl’s Corp.	426,031
4,983	Target Corp.	385,784
		811,815
	Multi-Utilities — 2.5%
16,402	CenterPoint Energy, Inc.	508,462
	Oil, Gas & Consumable Fuels — 5.0%
4,626	ConocoPhillips	291,993
7,373	EQT Corp.	150,778
2,277	Phillips 66	214,653
See Notes to Financial Statements.
81

THE GLENMEDE FUND, INC.

Women in Leadership U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Oil, Gas & Consumable Fuels — (Continued)
4,061	Valero Energy Corp.	$ 368,170
		1,025,594
	Pharmaceuticals — 1.5%
2,425	Jazz Pharmaceuticals PLC[1]	314,692
	Real Estate Management & Development — 3.1%
9,640	CBRE Group, Inc. - Class A1	501,955
816	Jones Lang LaSalle, Inc.	126,129
		628,084
	Semiconductors & Semiconductor Equipment — 3.4%
7,988	Intel Corp.	407,708
3,321	Teradyne, Inc.	162,729
998	Texas Instruments, Inc.	117,594
		688,031
	Software — 2.8%
847	Microsoft Corp.	110,618
3,770	Oracle Corp.	208,594
10,877	Symantec Corp.	263,332
		582,544
	Specialty Retail — 1.1%
2,215	Ross Stores, Inc.	216,317
	Technology Hardware, Storage & Peripherals — 2.2%
6,057	NetApp, Inc.	441,252
	Tobacco — 0.5%
1,900	Altria Group, Inc.	103,227
	TOTAL COMMON STOCKS (Cost $17,689,598)	20,419,016
INVESTMENT OF SECURITY LENDING COLLATERAL* — 1.3%
252,655	State Street Navigator Securities Lending Government Money Market Portfolio	252,655
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $252,655)	252,655
TOTAL INVESTMENTS (Cost $17,942,253)	101.0%	$20,671,671
LIABILITIES IN EXCESS OF OTHER ASSETS	(1.0)	(195,204)
NET ASSETS	100.0%	$20,476,467

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
See Notes to Financial Statements.
82

THE GLENMEDE FUND, INC.

Women in Leadership U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2019 - (Unaudited)
INDUSTRY DIVERSIFICATION
On April 30, 2019, industry diversification of the Portfolio was as follows:
	% of Net Assets	Value
INDUSTRIES:
IT Services	6.9%	$ 1,408,231
Banks	6.4	1,318,520
Health Care Providers & Services	5.0	1,030,311
Oil, Gas & Consumable Fuels	5.0	1,025,594
Biotechnology	4.9	1,001,616
Interactive Media & Services	4.9	993,686
Insurance	4.6	948,526
Communications Equipment	4.3	883,951
Media	4.0	820,492
Multi-line Retail	4.0	811,815
Electrical Equipment	3.6	746,468
Semiconductors & Semiconductor Equipment	3.4	688,031
Food Products	3.1	638,829
Real Estate Management & Development	3.1	628,084
Containers & Packaging	3.0	622,032
Capital Markets	3.0	614,926
Software	2.8	582,544
Multi-Utilities	2.5	508,462
Hotels, Restaurants & Leisure	2.5	508,260
Aerospace & Defense	2.3	475,134
Technology Hardware, Storage & Peripherals	2.2	441,252
Consumer Finance	2.2	440,065
Machinery	2.1	438,208
Metals & Mining	1.9	385,736
Food & Staples Retailing	1.6	329,699
Pharmaceuticals	1.5	314,692
Household Products	1.5	314,222
Health Care Equipment & Supplies	1.2	254,638
Airlines	1.1	228,525
Specialty Retail	1.1	216,317
Equity Real Estate Investment Trusts	1.1	214,346
Gas Utilities	0.8	154,427
Industrial Conglomerates	0.6	120,673
Commercial Services & Supplies	0.5	111,807
Tobacco	0.5	103,227
Diversified Consumer Services	0.5	95,670
TOTAL COMMON STOCKS	99.7%	$20,419,016
INVESTMENT OF SECURITY LENDING COLLATERAL	1.3	252,655
TOTAL INVESTMENTS	101.0%	$20,671,671
See Notes to Financial Statements.
83

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.5%
	Aerospace & Defense — 1.1%
148,260	Arconic, Inc.	$ 3,184,625
	Air Freight & Logistics — 1.3%
47,980	Expeditors International of Washington, Inc.	3,810,572
	Airlines — 0.9%
49,520	Southwest Airlines Co.	2,685,470
	Banks — 5.2%
165,000	Bank of America Corp.[1]	5,045,700
91,280	Citizens Financial Group, Inc.	3,304,336
26,900	East West Bancorp, Inc.	1,384,812
51,640	PacWest Bancorp	2,042,362
62,476	Zions Bancorp N.A.	3,081,941
		14,859,151
	Beverages — 1.3%
60,920	Monster Beverage Corp.[2]	3,630,832
	Biotechnology — 0.5%
142,120	Acorda Therapeutics, Inc.[2]	1,485,154
	Capital Markets — 2.0%
61,460	E*TRADE Financial Corp.[1]	3,113,564
130,700	Waddell & Reed Financial, Inc. - Class A3	2,448,011
		5,561,575
	Chemicals — 1.8%
160,700	Huntsman Corp.	3,573,968
57,152	PolyOne Corp.	1,579,681
		5,153,649
	Commercial Services & Supplies — 2.6%
81,500	Herman Miller, Inc.	3,163,830
64,540	Tetra Tech, Inc.	4,177,029
		7,340,859
	Construction & Engineering — 2.7%
49,460	EMCOR Group, Inc.[1]	4,161,564
158,860	KBR, Inc.	3,529,869
		7,691,433
	Consumer Finance — 2.7%
311,100	SLM Corp.	3,160,776
127,600	Synchrony Financial	4,423,892
		7,584,668
	Containers & Packaging — 2.3%
159,340	Owens-Illinois, Inc.	3,148,559
53,820	Sonoco Products Co.	3,393,889
		6,542,448
	Distributors — 1.2%
114,020	LKQ Corp.[2]	3,432,002
	Diversified Financial Services — 0.8%
41,080	Voya Financial, Inc.	2,254,881
	Electric Utilities — 2.1%
71,940	OGE Energy Corp.	3,045,940
See Notes to Financial Statements.
84

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Electric Utilities — (Continued)
94,100	PPL Corp.	$ 2,936,861
		5,982,801
	Electrical Equipment — 2.9%
44,940	AMETEK, Inc.	3,962,359
35,300	EnerSys	2,442,407
22,560	Regal Beloit Corp.	1,919,405
		8,324,171
	Electronic Equipment, Instruments & Components — 2.6%
69,180	Methode Electronics, Inc.	2,041,502
16,940	Tech Data Corp.[2]	1,805,973
183,120	Vishay Intertechnology, Inc.	3,627,607
		7,475,082
	Equity Real Estate Investment Trusts — 6.5%
200,000	Brixmor Property Group, Inc.[3]	3,576,000
39,760	EPR Properties[1]	3,135,473
47,380	Gaming and Leisure Properties, Inc.	1,913,204
119,980	Hospitality Properties Trust	3,119,480
100,220	Host Hotels & Resorts, Inc.	1,928,233
98,960	Park Hotels & Resorts, Inc.	3,174,637
47,490	STORE Capital Corp.	1,582,367
		18,429,394
	Food & Staples Retailing — 1.0%
38,480	Sysco Corp.	2,707,838
	Food Products — 2.0%
77,720	General Mills, Inc.	4,000,249
20,940	Tyson Foods, Inc. - Class A	1,570,709
		5,570,958
	Health Care Providers & Services — 5.5%
41,160	Amedisys, Inc.[1,2]	5,261,071
66,750	Cardinal Health, Inc.	3,251,392
47,920	Centene Corp.[1,2]	2,470,755
36,520	Molina Healthcare, Inc.[2]	4,734,088
		15,717,306
	Health Care Technology — 1.0%
92,700	HMS Holdings Corp.[1,2]	2,820,861
	Hotels, Restaurants & Leisure — 2.6%
58,580	Aramark	1,820,666
84,120	Bloomin’ Brands, Inc.[1]	1,681,559
44,720	Hilton Worldwide Holdings, Inc.	3,890,193
		7,392,418
	Household Products — 1.3%
48,020	Church & Dwight Co., Inc.	3,599,099
	Independent Power & Renewable Electricity Producer — 0.8%
130,000	AES Corp.[1]	2,225,600
	Insurance — 6.0%
36,500	Aflac, Inc.	1,838,870
43,700	CNA Financial Corp.	2,024,621
37,760	Hartford Financial Services Group, Inc. (The)	1,975,226
76,960	MetLife, Inc.	3,550,165
See Notes to Financial Statements.
85

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Insurance — (Continued)
142,040	Old Republic International Corp.	$ 3,176,014
24,900	Prudential Financial, Inc.	2,632,179
49,500	Unum Group[1]	1,827,540
		17,024,615
	IT Services — 5.8%
28,240	Akamai Technologies, Inc.[2]	2,260,894
23,580	Cognizant Technology Solutions Corp. - Class A	1,720,397
94,693	Conduent, Inc.[1,2]	1,214,911
18,700	Euronet Worldwide, Inc.[2,3]	2,802,943
19,460	FleetCor Technologies, Inc.[1,2]	5,078,087
118,900	Sykes Enterprises, Inc.[2]	3,299,475
		16,376,707
	Life Sciences Tools & Services — 1.3%
26,260	Agilent Technologies, Inc.	2,061,410
30,000	Medpace Holdings, Inc.[2]	1,685,100
		3,746,510
	Machinery — 3.8%
47,480	AGCO Corp.[1]	3,360,634
36,080	Ingersoll-Rand PLC[1]	4,423,769
17,340	Snap-on, Inc.	2,917,975
		10,702,378
	Media — 3.9%
76,280	Comcast Corp. - Class A	3,320,468
113,420	Interpublic Group of Cos., Inc. (The)	2,608,660
129,160	News Corp. - Class A	1,604,167
44,580	Omnicom Group, Inc.	3,567,738
		11,101,033
	Metals & Mining — 1.3%
13,960	Reliance Steel & Aluminum Co.	1,283,762
75,192	Steel Dynamics, Inc.	2,382,082
		3,665,844
	Mortgage Real Estate Investment Trust — 1.1%
417,240	MFA Financial, Inc.	3,133,472
	Multi-line Retail — 0.6%
22,800	Target Corp.	1,765,176
	Multi-Utilities — 0.6%
24,140	Ameren Corp.	1,756,668
	Oil, Gas & Consumable Fuels — 2.7%
48,620	Marathon Petroleum Corp.	2,959,499
293,900	Range Resources Corp.[3]	2,656,856
23,460	Valero Energy Corp.	2,126,884
		7,743,239
	Paper & Forest Products — 1.5%
85,680	Domtar Corp.[1]	4,189,752
	Pharmaceuticals — 1.8%
57,420	Bristol-Myers Squibb Co.	2,666,011
65,940	Supernus Pharmaceuticals, Inc.[2]	2,421,976
		5,087,987
See Notes to Financial Statements.
86

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Professional Services — 2.1%
56,300	Korn Ferry	$ 2,647,226
53,980	Robert Half International, Inc.	3,351,618
		5,998,844
	Semiconductors & Semiconductor Equipment — 4.2%
39,480	Applied Materials, Inc.	1,739,884
54,260	Intel Corp.	2,769,430
74,060	Micron Technology, Inc.[1,2]	3,114,964
180,140	ON Semiconductor Corp.[2]	4,154,028
		11,778,306
	Software — 4.2%
46,980	ACI Worldwide, Inc.[2]	1,668,729
86,049	Cadence Design Systems, Inc.[1,2]	5,970,080
32,080	Microsoft Corp.	4,189,648
		11,828,457
	Specialty Retail — 2.1%
59,980	Best Buy Co., Inc.[1]	4,463,112
28,200	TJX Cos., Inc. (The)	1,547,616
		6,010,728
	Technology Hardware, Storage & Peripherals — 0.6%
48,560	Xerox Corp.	1,619,962
	Textiles, Apparel & Luxury Goods — 1.2%
33,800	Capri Holdings, Ltd.	1,489,904
56,460	Skechers U.S.A., Inc. - Class A2	1,787,524
		3,277,428
	TOTAL COMMON STOCKS (Cost $239,909,381)	282,269,953
INVESTMENT OF SECURITY LENDING COLLATERAL* — 1.2%
3,412,118	State Street Navigator Securities Lending Government Money Market Portfolio	3,412,118
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $3,412,118)	3,412,118
TOTAL LONG INVESTMENTS (Cost $243,321,499)	100.7%	$ 285,682,071
COMMON STOCKS SOLD SHORT* — (69.7)%
	Aerospace & Defense — (0.6)%
(3,820)	TransDigm Group, Inc.[2]	(1,843,226)
	Air Freight & Logistics — (0.8)%
(11,500)	FedEx Corp.	(2,178,790)
	Airlines — (0.9)%
(39,980)	Alaska Air Group, Inc.	(2,474,762)
	Banks — (1.5)%
(71,500)	Ameris Bancorp	(2,606,890)
(92,000)	People’s United Financial, Inc.	(1,590,680)
		(4,197,570)
	Beverages — (2.6)%
(64,780)	Brown-Forman Corp. - Class B	(3,452,126)
(77,500)	Coca-Cola Co. (The)	(3,802,150)
		(7,254,276)
See Notes to Financial Statements.
87

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Capital Markets — (5.1)%
(15,840)	FactSet Research Systems, Inc.	$ (4,369,781)
(10,060)	Goldman Sachs Group, Inc. (The)	(2,071,555)
(21,240)	Moody’s Corp.	(4,176,209)
(18,040)	S&P Global, Inc.	(3,980,706)
		(14,598,251)
	Chemicals — (2.6)%
(1)	Dow, Inc.[2]	(57)
(56,280)	DowDuPont, Inc.	(2,163,966)
(11,340)	Ecolab, Inc.	(2,087,467)
(22,080)	International Flavors & Fragrances, Inc.	(3,042,403)
		(7,293,893)
	Commercial Services & Supplies — (4.0)%
(129,400)	Covanta Holding Corp.	(2,338,258)
(46,530)	Rollins, Inc.	(1,799,315)
(50,720)	Stericycle, Inc.[2]	(2,961,541)
(40,200)	Waste Management, Inc.	(4,315,068)
		(11,414,182)
	Communications Equipment — (0.8)%
(15,640)	Motorola Solutions, Inc.	(2,266,392)
	Construction Materials — (2.3)%
(12,920)	Martin Marietta Materials, Inc.	(2,866,948)
(29,600)	Vulcan Materials Co.	(3,732,856)
		(6,599,804)
	Distributors — (1.0)%
(15,300)	Pool Corp.	(2,811,222)
	Equity Real Estate Investment Trusts — (5.5)%
(75,260)	Acadia Realty Trust	(2,125,342)
(29,940)	Digital Realty Trust, Inc.	(3,524,237)
(3,915)	Equinix, Inc.	(1,780,151)
(48,040)	Kilroy Realty Corp.	(3,694,757)
(13,140)	Mid-America Apartment Communities, Inc.	(1,437,647)
(14,440)	SBA Communications Corp.[2]	(2,941,861)
		(15,503,995)
	Health Care Equipment & Supplies — (3.8)%
(12,560)	Align Technology, Inc.[2]	(4,077,981)
(14,960)	Becton Dickinson & Co.	(3,601,470)
(28,880)	ResMed, Inc.	(3,018,249)
		(10,697,700)
	Health Care Providers & Services — (0.5)%
(51,720)	MEDNAX, Inc.[2]	(1,446,608)
	Hotels, Restaurants & Leisure — (0.8)%
(28,400)	Jack in the Box, Inc.	(2,189,640)
	Household Durables — (1.7)%
(12,000)	Mohawk Industries, Inc.[2]	(1,635,000)
(21,980)	Whirlpool Corp.	(3,051,264)
		(4,686,264)
	Household Products — (1.2)%
(26,160)	Kimberly-Clark Corp.	(3,358,421)
See Notes to Financial Statements.
88

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Industrial Conglomerates — (2.4)%
(16,480)	3M Co.	$ (3,123,125)
(365,980)	General Electric Co.	(3,722,016)
		(6,845,141)
	Insurance — (3.4)%
(30,260)	Assurant, Inc.	(2,874,700)
(2,900)	Markel Corp.[2]	(3,107,379)
(70,780)	Mercury General Corp.	(3,806,549)
		(9,788,628)
	IT Services — (2.5)%
(42,710)	Fiserv, Inc.[2]	(3,726,020)
(21,600)	Gartner, Inc.[2]	(3,433,752)
		(7,159,772)
	Leisure Product — (1.9)%
(37,940)	Hasbro, Inc.	(3,864,568)
(16,460)	Polaris Industries, Inc.	(1,586,744)
		(5,451,312)
	Life Sciences Tools & Services — (1.0)%
(14,300)	Bio-Techne Corp.	(2,925,637)
	Machinery — (2.4)%
(21,360)	Deere & Co.	(3,537,857)
(22,580)	Stanley Black & Decker, Inc.	(3,310,228)
		(6,848,085)
	Media — (0.9)%
(52,660)	John Wiley & Sons, Inc. - Class A	(2,431,839)
	Multi-line Retail — (0.9)%
(23,700)	Dollar Tree, Inc.[2]	(2,637,336)
	Multi-Utilities — (1.3)%
(128,700)	NiSource, Inc.	(3,575,286)
	Oil, Gas & Consumable Fuels — (1.4)%
(194,180)	Kinder Morgan, Inc.	(3,858,357)
	Pharmaceuticals — (1.1)%
(56,440)	Mylan N.V.[2]	(1,523,316)
(31,100)	Perrigo Co. PLC	(1,490,312)
		(3,013,628)
	Professional Services — (1.4)%
(32,420)	Equifax, Inc.	(4,083,299)
	Road & Rail — (0.9)%
(28,420)	JB Hunt Transport Services, Inc.	(2,685,122)
	Semiconductors & Semiconductor Equipment — (4.0)%
(189,120)	Advanced Micro Devices, Inc.[2]	(5,225,386)
(7,660)	NVIDIA Corp.	(1,386,460)
(55,200)	QUALCOMM, Inc.	(4,754,376)
		(11,366,222)
	Software — (6.1)%
(27,360)	Autodesk, Inc.[2]	(4,875,826)
(16,800)	Fair Isaac Corp.[2]	(4,699,800)
(41,960)	PTC, Inc.[2]	(3,796,121)
See Notes to Financial Statements.
89

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Software — (Continued)
(17,400)	Tyler Technologies, Inc.[2]	$ (4,035,234)
		(17,406,981)
	Specialty Retail — (0.6)%
(16,200)	Tiffany & Co.	(1,746,684)
	Thrifts & Mortgage Finance — (0.5)%
(39,700)	Flagstar Bancorp, Inc.	(1,419,275)
	Water Utilities — (1.3)%
(23,480)	American States Water Co.	(1,671,071)
(40,020)	California Water Service Group	(2,016,608)
		(3,687,679)
	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(187,197,249))	(197,745,279)
TOTAL SHORT INVESTMENTS (Proceeds $(187,197,249))	(69.7)%	$(197,745,279)
TOTAL INVESTMENTS (Cost $56,124,250)	31.0%	$ 87,936,792
OTHER ASSETS IN EXCESS OF LIABILITIES	69.0	195,652,502
NET ASSETS	100.0%	$ 283,589,294

*	Percentages indicated are based on net assets.
[1]	All or portion of security pledged as collateral for securities sold short. The total market value of collateral is $44,775,290.
[2]	Non income-producing security.
[3]	Securities or partial securities on loan. See Note 1.
See Notes to Financial Statements.
90

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2019 - (Unaudited)
INDUSTRY DIVERSIFICATION
On April 30, 2019, industry diversification of the Portfolio was as follows:
	% of Net Assets	Value
INDUSTRIES:
Long Positions:
Equity Real Estate Investment Trusts	6.5%	$ 18,429,394
Insurance	6.0	17,024,615
IT Services	5.8	16,376,707
Health Care Providers & Services	5.5	15,717,306
Banks	5.2	14,859,151
Software	4.2	11,828,457
Semiconductors & Semiconductor Equipment	4.2	11,778,306
Media	3.9	11,101,033
Machinery	3.8	10,702,378
Electrical Equipment	2.9	8,324,171
Oil, Gas & Consumable Fuels	2.7	7,743,239
Construction & Engineering	2.7	7,691,433
Consumer Finance	2.7	7,584,668
Electronic Equipment, Instruments & Components	2.6	7,475,082
Hotels, Restaurants & Leisure	2.6	7,392,418
Commercial Services & Supplies	2.6	7,340,859
Containers & Packaging	2.3	6,542,448
Specialty Retail	2.1	6,010,728
Professional Services	2.1	5,998,844
Electric Utilities	2.1	5,982,801
Food Products	2.0	5,570,958
Capital Markets	2.0	5,561,575
Chemicals	1.8	5,153,649
Pharmaceuticals	1.8	5,087,987
Paper & Forest Products	1.5	4,189,752
Air Freight & Logistics	1.3	3,810,572
Life Sciences Tools & Services	1.3	3,746,510
Metals & Mining	1.3	3,665,844
Beverages	1.3	3,630,832
Household Products	1.3	3,599,099
Distributors	1.2	3,432,002
Textiles, Apparel & Luxury Goods	1.2	3,277,428
Aerospace & Defense	1.1	3,184,625
Mortgage Real Estate Investment Trust	1.1	3,133,472
Health Care Technology	1.0	2,820,861
Food & Staples Retailing	1.0	2,707,838
Airlines	0.9	2,685,470
Diversified Financial Services	0.8	2,254,881
Independent Power & Renewable Electricity Producer	0.8	2,225,600
Multi-line Retail	0.6	1,765,176
Multi-Utilities	0.6	1,756,668
Technology Hardware, Storage & Peripherals	0.6	1,619,962
Biotechnology	0.5	1,485,154
Short Positions:
Thrifts & Mortgage Finance	(0.5)	(1,419,275)
Health Care Providers & Services	(0.5)	(1,446,608)
Specialty Retail	(0.6)	(1,746,684)
Aerospace & Defense	(0.6)	(1,843,226)
Air Freight & Logistics	(0.8)	(2,178,790)
Hotels, Restaurants & Leisure	(0.8)	(2,189,640)
Communications Equipment	(0.8)	(2,266,392)
Media	(0.9)	(2,431,839)
Airlines	(0.9)	(2,474,762)
See Notes to Financial Statements.
91

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2019 - (Unaudited)
	% of Net Assets	Value
INDUSTRIES: — (Continued)
Short Positions: — (Continued)
Multi-line Retail	(0.9)%	$ (2,637,336)
Road & Rail	(0.9)	(2,685,122)
Distributors	(1.0)	(2,811,222)
Life Sciences Tools & Services	(1.0)	(2,925,637)
Pharmaceuticals	(1.1)	(3,013,628)
Household Products	(1.2)	(3,358,421)
Multi-Utilities	(1.3)	(3,575,286)
Water Utilities	(1.3)	(3,687,679)
Oil, Gas & Consumable Fuels	(1.4)	(3,858,357)
Professional Services	(1.4)	(4,083,299)
Banks	(1.5)	(4,197,570)
Household Durables	(1.7)	(4,686,264)
Leisure Product	(1.9)	(5,451,312)
Construction Materials	(2.3)	(6,599,804)
Industrial Conglomerates	(2.4)	(6,845,141)
Machinery	(2.4)	(6,848,085)
IT Services	(2.5)	(7,159,772)
Beverages	(2.6)	(7,254,276)
Chemicals	(2.6)	(7,293,893)
Insurance	(3.4)	(9,788,628)
Health Care Equipment & Supplies	(3.8)	(10,697,700)
Semiconductors & Semiconductor Equipment	(4.0)	(11,366,222)
Commercial Services & Supplies	(4.0)	(11,414,182)
Capital Markets	(5.1)	(14,598,251)
Equity Real Estate Investment Trusts	(5.5)	(15,503,995)
Software	(6.1)	(17,406,981)
TOTAL COMMON STOCKS	29.8%	$ 84,524,674
INVESTMENT OF SECURITY LENDING COLLATERAL	1.2	3,412,118
TOTAL INVESTMENTS	31.0%	$ 87,936,792
See Notes to Financial Statements.
92

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — 128.6%
	Air Freight & Logistics — 1.5%
15,340	Expeditors International of Washington, Inc.[1]	$ 1,218,303
	Airlines — 1.3%
10,380	SkyWest, Inc.	639,304
7,880	Southwest Airlines Co.	427,333
		1,066,637
	Banks — 9.0%
36,300	Bank of America Corp.	1,110,054
20,480	Citizens Financial Group, Inc.	741,376
4,780	Comerica, Inc.	375,660
5,960	East West Bancorp, Inc.	306,821
48,380	Fifth Third Bancorp[1]	1,394,312
75,400	FNB Corp.	914,602
24,280	Huntington Bancshares, Inc.	337,978
10,097	JPMorgan Chase & Co.	1,171,757
19,080	Zions Bancorp N.A.	941,216
		7,293,776
	Biotechnology — 2.0%
12,760	Acceleron Pharma, Inc.[2]	519,715
16,540	Gilead Sciences, Inc.	1,075,761
		1,595,476
	Building Products — 0.0%
1,226	Resideo Technologies, Inc.[2]	27,830
	Capital Markets — 1.3%
20,560	E*TRADE Financial Corp.	1,041,570
	Chemicals — 1.4%
51,980	Huntsman Corp.[1]	1,156,035
	Commercial Services & Supplies — 1.1%
21,760	Herman Miller, Inc.	844,723
	Communications Equipment — 1.8%
26,180	Cisco Systems, Inc.[1]	1,464,771
	Construction & Engineering — 2.1%
20,340	EMCOR Group, Inc.[1]	1,711,408
	Consumer Finance — 3.7%
30,440	Ally Financial, Inc.	904,372
53,800	SLM Corp.	546,608
44,940	Synchrony Financial[1]	1,558,070
		3,009,050
	Containers & Packaging — 1.0%
12,320	Sonoco Products Co.	776,899
	Diversified Financial Services — 1.2%
17,480	Voya Financial, Inc.	959,477
	Electric Utilities — 2.9%
29,220	Exelon Corp.[1]	1,488,759
10,640	Hawaiian Electric Industries, Inc.	441,347
12,720	PPL Corp.	396,991
		2,327,097
	Electrical Equipment — 1.8%
16,080	AMETEK, Inc.[1]	1,417,774
See Notes to Financial Statements.
93

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Electronic Equipment, Instruments & Components — 2.3%
17,520	Tech Data Corp.[1,2]	$ 1,867,807
	Entertainment — 1.2%
32,500	Viacom, Inc. - Class B	939,575
	Equity Real Estate Investment Trusts — 7.0%
6,680	EPR Properties	526,785
19,300	Gaming and Leisure Properties, Inc.	779,334
30,880	Hospitality Properties Trust	802,880
60,780	Host Hotels & Resorts, Inc.	1,169,407
6,200	National Health Investors, Inc. REIT	467,666
17,200	Omega Healthcare Investors, Inc.	608,708
8,760	Park Hotels & Resorts, Inc.	281,021
29,480	STORE Capital Corp.	982,273
		5,618,074
	Food & Staples Retailing — 2.0%
9,320	Sysco Corp.	655,848
9,620	Walmart, Inc.	989,321
		1,645,169
	Food Products — 3.8%
19,200	Flowers Foods, Inc.	417,408
28,920	General Mills, Inc.[1]	1,488,513
15,140	Tyson Foods, Inc. - Class A	1,135,651
		3,041,572
	Health Care Providers & Services — 7.7%
10,640	Amedisys, Inc.[1,2]	1,360,005
11,080	AmerisourceBergen Corp.	828,341
3,640	Anthem, Inc.	957,429
22,240	Cardinal Health, Inc.	1,083,310
5,280	Centene Corp.[2]	272,237
13,380	Molina Healthcare, Inc.[1,2]	1,734,449
		6,235,771
	Hotels, Restaurants & Leisure — 4.0%
19,860	Bloomin’ Brands, Inc.	397,001
16,550	Hilton Worldwide Holdings, Inc.[1]	1,439,685
17,620	Starbucks Corp.[1]	1,368,722
		3,205,408
	Household Products — 1.1%
12,320	Church & Dwight Co., Inc.	923,384
	Independent Power & Renewable Electricity Producer — 1.5%
72,300	AES Corp.[1]	1,237,776
	Insurance — 5.7%
26,960	Aflac, Inc.[1]	1,358,245
8,140	Allstate Corp. (The)	806,348
26,380	MetLife, Inc.	1,216,910
31,640	Old Republic International Corp.	707,470
14,780	Unum Group	545,678
		4,634,651
	IT Services — 9.1%
6,160	Akamai Technologies, Inc.[2]	493,170
16,920	Cognizant Technology Solutions Corp. - Class A1	1,234,483
43,500	Conduent, Inc.[2]	558,105
See Notes to Financial Statements.
94

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	IT Services — (Continued)
4,920	FleetCor Technologies, Inc.[1,2]	$ 1,283,874
49,500	Genpact, Ltd.[1]	1,796,850
8,080	ManTech International Corp. - Class A	500,879
13,880	MAXIMUS, Inc.	1,022,262
2,800	Visa, Inc. - Class A	460,404
		7,350,027
	Life Sciences Tools & Services — 2.4%
18,000	Medpace Holdings, Inc.[2]	1,011,060
24,320	QIAGEN N.V.[2]	947,507
		1,958,567
	Machinery — 5.8%
8,960	AGCO Corp.	634,189
6,520	Crane Co.	554,526
5,540	IDEX Corp.	867,896
11,660	Ingersoll-Rand PLC[1]	1,429,632
5,020	Snap-on, Inc.	844,766
11,300	Terex Corp.	376,629
		4,707,638
	Media — 7.4%
7,860	AMC Networks, Inc. - Class A2,3	459,103
35,320	Comcast Corp. - Class A1	1,537,479
36,720	Discovery, Inc. - Class A2	1,134,648
51,840	Interpublic Group of Cos., Inc. (The)	1,192,320
74,480	News Corp. - Class A	925,042
8,780	Omnicom Group, Inc.	702,663
		5,951,255
	Metals & Mining — 3.0%
11,320	Nucor Corp.	646,032
11,140	Reliance Steel & Aluminum Co.	1,024,434
24,520	Steel Dynamics, Inc.	776,794
		2,447,260
	Mortgage Real Estate Investment Trust — 0.7%
76,400	MFA Financial, Inc.	573,764
	Multi-line Retail — 2.3%
14,910	Kohl’s Corp.	1,060,101
9,840	Target Corp.	761,813
		1,821,914
	Multi-Utilities — 1.0%
30,080	MDU Resources Group, Inc.	786,592
	Oil, Gas & Consumable Fuels — 4.8%
5,480	ConocoPhillips	345,898
16,260	Delek US Holdings, Inc.	602,596
16,740	Marathon Petroleum Corp.	1,018,964
69,440	Range Resources Corp.[3]	627,737
14,300	Valero Energy Corp.[1]	1,296,438
		3,891,633
	Paper & Forest Products — 1.5%
24,800	Domtar Corp.	1,212,720
	Pharmaceuticals — 2.5%
22,460	Bristol-Myers Squibb Co.	1,042,818
See Notes to Financial Statements.
95

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Pharmaceuticals — (Continued)
25,540	Supernus Pharmaceuticals, Inc.[2]	$ 938,084
		1,980,902
	Professional Services — 1.5%
18,920	Robert Half International, Inc.	1,174,743
	Road & Rail — 1.1%
8,320	Landstar System, Inc.	906,547
	Semiconductors & Semiconductor Equipment — 4.1%
13,260	Applied Materials, Inc.	584,368
11,380	Entegris, Inc.	464,987
9,000	Intel Corp.	459,360
18,320	Micron Technology, Inc.[2]	770,539
44,400	ON Semiconductor Corp.[2]	1,023,864
		3,303,118
	Software — 1.7%
6,480	CommVault Systems, Inc.[2]	340,848
15,100	SS&C Technologies Holdings, Inc.	1,021,666
		1,362,514
	Specialty Retail — 4.4%
14,760	Best Buy Co., Inc.	1,098,292
9,300	Foot Locker, Inc.	532,053
12,220	Ross Stores, Inc.[1]	1,193,405
13,560	TJX Cos., Inc. (The)	744,173
		3,567,923
	Technology Hardware, Storage & Peripherals — 2.6%
53,680	Hewlett Packard Enterprise Co.	848,681
16,660	NetApp, Inc.[1]	1,213,681
		2,062,362
	Textiles, Apparel & Luxury Goods — 2.3%
17,800	Capri Holdings, Ltd.	784,624
11,920	NIKE, Inc. - Class B	1,046,934
		1,831,558
	Trading Companies & Distributors — 1.6%
22,180	WESCO International, Inc.[1,2]	1,269,582
	Wireless Telecommunication Services — 0.4%
10,620	Telephone & Data Systems, Inc.	338,566
	TOTAL COMMON STOCKS (Cost $86,795,774)	103,759,198
COMMON STOCKS SOLD SHORT* — (28.9)%
	Air Freight & Logistics — (0.8)%
(1,400)	FedEx Corp.	(265,244)
(3,420)	United Parcel Service, Inc. - Class B	(363,272)
		(628,516)
	Airlines — (0.4)%
(5,140)	Alaska Air Group, Inc.	(318,166)
	Banks — (2.0)%
(7,540)	Ameris Bancorp	(274,908)
(8,840)	Columbia Banking System, Inc.	(331,854)
(14,360)	CVB Financial Corp.	(311,612)
See Notes to Financial Statements.
96

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Banks — (Continued)
(18,980)	Old National Bancorp	$ (324,178)
(2,920)	Signature Bank	(385,645)
		(1,628,197)
	Beverages — (0.5)%
(7,480)	Brown-Forman Corp. - Class B	(398,609)
	Capital Markets — (2.4)%
(840)	BlackRock, Inc.	(407,602)
(1,560)	FactSet Research Systems, Inc.	(430,357)
(1,020)	Goldman Sachs Group, Inc. (The)	(210,038)
(2,400)	Moody’s Corp.	(471,888)
(1,780)	S&P Global, Inc.	(392,775)
		(1,912,660)
	Chemicals — (1.2)%
(2,060)	Dow, Inc.[2]	(116,864)
(6,180)	DowDuPont, Inc.	(237,621)
(4,080)	FMC Corp.	(322,565)
(2,000)	International Flavors & Fragrances, Inc.	(275,580)
(3,816)	Livent Corp.[2]	(41,136)
		(993,766)
	Commercial Services & Supplies — (1.6)%
(5,100)	Copart, Inc.[2]	(343,332)
(9,390)	Rollins, Inc.	(363,112)
(4,680)	Stericycle, Inc.[2]	(273,265)
(3,200)	Waste Management, Inc.	(343,488)
		(1,323,197)
	Construction Materials — (1.3)%
(3,420)	Eagle Materials, Inc.	(310,913)
(2,080)	Martin Marietta Materials, Inc.	(461,552)
(2,420)	Vulcan Materials Co.	(305,186)
		(1,077,651)
	Distributors — (0.5)%
(1,960)	Pool Corp.	(360,130)
	Electric Utilities — (0.8)%
(3,380)	Entergy Corp.	(327,522)
(3,160)	IDACORP, Inc.	(312,903)
		(640,425)
	Equity Real Estate Investment Trusts — (2.9)%
(8,120)	Acadia Realty Trust	(229,309)
(3,000)	Digital Realty Trust, Inc.	(353,130)
(11,460)	Healthcare Realty Trust, Inc.	(353,885)
(5,200)	Kilroy Realty Corp.	(399,932)
(1,220)	Public Storage	(269,840)
(1,620)	SBA Communications Corp.[2]	(330,042)
(3,500)	Ventas, Inc.	(213,885)
(2,900)	Vornado Realty Trust	(200,506)
		(2,350,529)
	Health Care Equipment & Supplies — (1.3)%
(1,520)	Becton Dickinson & Co.	(365,925)
(5,920)	DENTSPLY SIRONA, Inc.	(302,689)
See Notes to Financial Statements.
97

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Health Care Equipment & Supplies — (Continued)
(3,280)	ResMed, Inc.	$ (342,793)
		(1,011,407)
	Hotels, Restaurants & Leisure — (0.3)%
(2,940)	Jack in the Box, Inc.	(226,674)
	Household Durables — (1.8)%
(9,920)	Leggett & Platt, Inc.	(390,452)
(2,940)	Mohawk Industries, Inc.[2]	(400,575)
(20,540)	Newell Brands, Inc.	(295,365)
(2,300)	Whirlpool Corp.	(319,286)
		(1,405,678)
	Industrial Conglomerates — (0.6)%
(1,660)	3M Co.	(314,586)
(17,580)	General Electric Co.	(178,789)
		(493,375)
	Insurance — (0.9)%
(3,940)	American International Group, Inc.	(187,426)
(300)	Markel Corp.[2]	(321,453)
(4,120)	Mercury General Corp.	(221,574)
		(730,453)
	Leisure Product — (0.8)%
(2,940)	Hasbro, Inc.	(299,468)
(3,340)	Polaris Industries, Inc.	(321,976)
		(621,444)
	Machinery — (1.2)%
(1,800)	Deere & Co.	(298,134)
(2,580)	Illinois Tool Works, Inc.	(401,525)
(1,940)	Stanley Black & Decker, Inc.	(284,404)
(94)	Wabtec Corp.	(6,963)
		(991,026)
	Multi-line Retail — (0.8)%
(8,540)	Big Lots, Inc.	(317,346)
(3,000)	Dollar Tree, Inc.[2]	(333,840)
		(651,186)
	Multi-Utilities — (0.5)%
(14,240)	NiSource, Inc.	(395,587)
	Oil, Gas & Consumable Fuels — (0.4)%
(16,100)	Kinder Morgan, Inc.	(319,907)
(40)	Williams Cos., Inc. (The)	(1,133)
		(321,040)
	Professional Services — (0.3)%
(2,100)	Equifax, Inc.	(264,495)
	Road & Rail — (2.1)%
(880)	AMERCO	(328,390)
(4,240)	CSX Corp.	(337,631)
(3,180)	JB Hunt Transport Services, Inc.	(300,446)
(3,220)	Kansas City Southern	(396,511)
(10,200)	Knight-Swift Transportation Holdings, Inc.	(340,170)
		(1,703,148)
See Notes to Financial Statements.
98

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Semiconductors & Semiconductor Equipment — (1.4)%
(10,860)	Advanced Micro Devices, Inc.[2]	$ (300,062)
(3,280)	Microchip Technology, Inc.	(327,639)
(6,040)	QUALCOMM, Inc.	(520,225)
		(1,147,926)
	Software — (0.8)%
(1,820)	Autodesk, Inc.[2]	(324,342)
(3,320)	PTC, Inc.[2]	(300,361)
		(624,703)
	Specialty Retail — (0.4)%
(12,100)	L Brands, Inc.	(310,244)
	Water Utilities — (0.9)%
(4,760)	American States Water Co.	(338,768)
(8,060)	California Water Service Group	(406,144)
		(744,912)
	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(23,559,552))	(23,275,144)
TOTAL SHORT INVESTMENTS (Proceeds $(23,559,552))	(28.9)%	$ (23,275,144)
TOTAL INVESTMENTS (Cost $63,236,222)	99.7%	$ 80,484,054
OTHER ASSETS IN EXCESS OF LIABILITIES	0.3	216,309
NET ASSETS	100.0%	$ 80,700,363

*	Percentages indicated are based on net assets.
[1]	All or portion of security pledged as collateral for securities sold short. The total market value of collateral is $28,952,676.
[2]	Non income-producing security.
[3]	Securities or partial securities on loan. See Note 1.
See Notes to Financial Statements.
99

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2019 - (Unaudited)
INDUSTRY DIVERSIFICATION
On April 30, 2019, industry diversification of the Portfolio was as follows:
	% of Net Assets	Value
INDUSTRIES:
Long Positions:
IT Services	9.1%	$ 7,350,027
Banks	9.0	7,293,776
Health Care Providers & Services	7.7	6,235,771
Media	7.4	5,951,255
Equity Real Estate Investment Trusts	7.0	5,618,074
Machinery	5.8	4,707,638
Insurance	5.7	4,634,651
Oil, Gas & Consumable Fuels	4.8	3,891,633
Specialty Retail	4.4	3,567,923
Semiconductors & Semiconductor Equipment	4.1	3,303,118
Hotels, Restaurants & Leisure	4.0	3,205,408
Food Products	3.8	3,041,572
Consumer Finance	3.7	3,009,050
Metals & Mining	3.0	2,447,260
Electric Utilities	2.9	2,327,097
Technology Hardware, Storage & Peripherals	2.6	2,062,362
Pharmaceuticals	2.5	1,980,902
Life Sciences Tools & Services	2.4	1,958,567
Electronic Equipment, Instruments & Components	2.3	1,867,807
Textiles, Apparel & Luxury Goods	2.3	1,831,558
Multi-line Retail	2.3	1,821,914
Construction & Engineering	2.1	1,711,408
Food & Staples Retailing	2.0	1,645,169
Biotechnology	2.0	1,595,476
Communications Equipment	1.8	1,464,771
Electrical Equipment	1.8	1,417,774
Software	1.7	1,362,514
Trading Companies & Distributors	1.6	1,269,582
Independent Power & Renewable Electricity Producer	1.5	1,237,776
Air Freight & Logistics	1.5	1,218,303
Paper & Forest Products	1.5	1,212,720
Professional Services	1.5	1,174,743
Chemicals	1.4	1,156,035
Airlines	1.3	1,066,637
Capital Markets	1.3	1,041,570
Diversified Financial Services	1.2	959,477
Entertainment	1.2	939,575
Household Products	1.1	923,384
Road & Rail	1.1	906,547
Commercial Services & Supplies	1.1	844,723
Multi-Utilities	1.0	786,592
Containers & Packaging	1.0	776,899
Mortgage Real Estate Investment Trust	0.7	573,764
Wireless Telecommunication Services	0.4	338,566
Building Products	0.0	27,830
Short Positions:
Hotels, Restaurants & Leisure	(0.3)	(226,674)
Professional Services	(0.3)	(264,495)
Specialty Retail	(0.4)	(310,244)
Airlines	(0.4)	(318,166)
Oil, Gas & Consumable Fuels	(0.4)	(321,040)
Distributors	(0.5)	(360,130)
Multi-Utilities	(0.5)	(395,587)
See Notes to Financial Statements.
100

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2019 - (Unaudited)
	% of Net Assets	Value
INDUSTRIES: — (Continued)
Short Positions: — (Continued)
Beverages	(0.5)%	$ (398,609)
Industrial Conglomerates	(0.6)	(493,375)
Leisure Product	(0.8)	(621,444)
Software	(0.8)	(624,703)
Air Freight & Logistics	(0.8)	(628,516)
Electric Utilities	(0.8)	(640,425)
Multi-line Retail	(0.8)	(651,186)
Insurance	(0.9)	(730,453)
Water Utilities	(0.9)	(744,912)
Machinery	(1.2)	(991,026)
Chemicals	(1.2)	(993,766)
Health Care Equipment & Supplies	(1.3)	(1,011,407)
Construction Materials	(1.3)	(1,077,651)
Semiconductors & Semiconductor Equipment	(1.4)	(1,147,926)
Commercial Services & Supplies	(1.6)	(1,323,197)
Household Durables	(1.8)	(1,405,678)
Banks	(2.0)	(1,628,197)
Road & Rail	(2.1)	(1,703,148)
Capital Markets	(2.4)	(1,912,660)
Equity Real Estate Investment Trusts	(2.9)	(2,350,529)
TOTAL COMMON STOCKS	99.7%	$80,484,054
TOTAL INVESTMENTS	99.7%	$80,484,054
See Notes to Financial Statements.
101

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — 98.6%
	Aerospace & Defense — 8.3%
23,614	Boeing Co. (The)	$ 8,918,772
35,714	Raytheon Co.	6,342,449
39,370	United Technologies Corp.	5,614,556
		20,875,777
	Banks — 7.0%
54,161	JPMorgan Chase & Co.	6,285,384
39,485	PNC Financial Services Group, Inc. (The)	5,406,681
125,724	Wells Fargo & Co.	6,086,299
		17,778,364
	Beverages — 2.0%
39,903	PepsiCo, Inc.	5,109,579
	Biotechnology — 3.3%
18,102	Biogen, Inc.[1]	4,149,703
65,085	Gilead Sciences, Inc.	4,233,128
		8,382,831
	Capital Markets — 2.2%
55,633	Northern Trust Corp.	5,482,632
	Communications Equipment — 3.6%
163,271	Cisco Systems, Inc.	9,135,012
	Consumer Finance — 2.5%
78,309	Discover Financial Services	6,381,400
	Electrical Equipment — 3.4%
96,220	AMETEK, Inc.	8,483,717
	Electronic Equipment, Instruments & Components — 2.2%
56,289	Amphenol Corp. - Class A	5,604,133
	Energy Equipment & Services — 1.6%
139,827	Halliburton Co.	3,961,299
	Food & Staples Retailing — 2.0%
49,914	Walmart, Inc.	5,133,156
	Food Products — 1.3%
85,676	Campbell Soup Co.[2]	3,314,804
	Health Care Equipment & Supplies — 4.7%
64,162	Abbott Laboratories	5,104,729
170,727	Smith & Nephew PLC, Sponsored ADR	6,666,889
		11,771,618
	Health Care Providers & Services — 2.1%
33,431	Laboratory Corp. of America Holdings[1]	5,346,286
	Household Products — 2.4%
81,607	Colgate-Palmolive Co.	5,940,174
	Insurance — 2.0%
34,658	Chubb, Ltd.	5,032,342
	Interactive Media & Service — 3.6%
7,704	Alphabet, Inc. - Class C1	9,156,050
	Internet & Catalog Retail — 2.6%
3,595	Booking Holdings, Inc.[1]	6,668,689
See Notes to Financial Statements.
102

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	IT Services — 13.7%
31,508	Accenture PLC - Class A	$ 5,755,566
74,619	Cognizant Technology Solutions Corp. - Class A	5,444,202
24,225	Gartner, Inc.[1]	3,851,048
59,340	Global Payments, Inc.	8,667,794
43,114	Mastercard, Inc. - Class A	10,961,304
		34,679,914
	Life Sciences Tools & Services — 2.1%
25,013	Waters Corp.[1]	5,341,276
	Machinery — 2.1%
29,680	Parker-Hannifin Corp.	5,374,454
	Media — 2.0%
62,258	Omnicom Group, Inc.	4,982,508
	Multi-line Retail — 4.7%
57,829	Dollar General Corp.	7,291,659
40,589	Dollar Tree, Inc.[1]	4,516,744
		11,808,403
	Oil, Gas & Consumable Fuels — 2.1%
45,151	Chevron Corp.	5,420,829
	Pharmaceuticals — 3.3%
115,377	Elanco Animal Health, Inc.[1]	3,634,376
40,507	Eli Lilly & Co.	4,740,939
		8,375,315
	Software — 3.3%
149,877	Oracle Corp.	8,292,694
	Specialty Retail — 2.7%
33,343	Home Depot, Inc. (The)	6,791,969
	Technology Hardware, Storage & Peripherals — 3.9%
49,602	Apple, Inc.	9,953,633
	Textiles, Apparel & Luxury Goods — 1.9%
46,293	Carter’s, Inc.	4,902,892
	TOTAL COMMON STOCKS (Cost $143,357,163)	249,481,750
Face Amount
REPURCHASE AGREEMENT — 1.5%
$3,851,845	With Fixed Income Clearing Corp., dated 4/30/19, 0.50%, principal and interest in the amount of $3,851,898, due 5/1/19, (collateralized by a U.S. Treasury Note with a par value of $3,865,000, coupon rate of 2.750%, due 11/30/2020, market value of $3,933,669)	3,851,845
	TOTAL REPURCHASE AGREEMENT (Cost $3,851,845)	3,851,845
See Notes to Financial Statements.
103

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2019 - (Unaudited)
Shares		Value
INVESTMENT OF SECURITY LENDING COLLATERAL — 1.3%
3,362,783	State Street Navigator Securities Lending Government Money Market Portfolio	$ 3,362,783
TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $3,362,783)		3,362,783
TOTAL INVESTMENTS (Cost $150,571,791)	101.4%	$256,696,378
LIABILITIES IN EXCESS OF OTHER ASSETS	(1.4)	(3,508,797)
NET ASSETS	100.0%	$253,187,581

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.

Abbreviations:
ADR — American Depositary Receipt
See Notes to Financial Statements.
104

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2019 - (Unaudited)
INDUSTRY DIVERSIFICATION
On April 30, 2019, industry diversification of the Portfolio was as follows:
	% of Net Assets	Value
INDUSTRIES:
IT Services	13.7%	$ 34,679,914
Aerospace & Defense	8.3	20,875,777
Banks	7.0	17,778,364
Multi-line Retail	4.7	11,808,403
Health Care Equipment & Supplies	4.7	11,771,618
Technology Hardware, Storage & Peripherals	3.9	9,953,633
Interactive Media & Service	3.6	9,156,050
Communications Equipment	3.6	9,135,012
Electrical Equipment	3.4	8,483,717
Biotechnology	3.3	8,382,831
Pharmaceuticals	3.3	8,375,315
Software	3.3	8,292,694
Specialty Retail	2.7	6,791,969
Internet & Catalog Retail	2.6	6,668,689
Consumer Finance	2.5	6,381,400
Household Products	2.4	5,940,174
Electronic Equipment, Instruments & Components	2.2	5,604,133
Capital Markets	2.2	5,482,632
Oil, Gas & Consumable Fuels	2.1	5,420,829
Machinery	2.1	5,374,454
Health Care Providers & Services	2.1	5,346,286
Life Sciences Tools & Services	2.1	5,341,276
Food & Staples Retailing	2.0	5,133,156
Beverages	2.0	5,109,579
Insurance	2.0	5,032,342
Media	2.0	4,982,508
Textiles, Apparel & Luxury Goods	1.9	4,902,892
Energy Equipment & Services	1.6	3,961,299
Food Products	1.3	3,314,804
TOTAL COMMON STOCKS	98.6%	$249,481,750
REPURCHASE AGREEMENT	1.5	3,851,845
INVESTMENT OF SECURITY LENDING COLLATERAL	1.3	3,362,783
TOTAL INVESTMENTS	101.4%	$256,696,378
See Notes to Financial Statements.
105

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — 98.8%
	Advertising — 1.3%
1,572,519	Outfront Media, Inc.	$ 37,473,128
	Aerospace & Defense — 0.7%
639,313	AAR Corp.	21,589,600
	Airlines — 0.9%
562,189	Atlas Air Worldwide Holdings, Inc.[1]	27,148,107
	Automotive — 1.4%
1,240,274	American Axle & Manufacturing Holdings, Inc.[1]	18,294,041
261,820	LCI Industries	23,000,887
		41,294,928
	Banking — 11.2%
720,003	Chemical Financial Corp.	31,629,732
1,161,927	First Midwest Bancorp, Inc.	24,946,573
3,428,576	FNB Corp.	41,588,627
2,096,549	Home BancShares, Inc.	40,232,775
577,937	IBERIABANK Corp.	45,945,992
552,450	LegacyTexas Financial Group, Inc.	22,142,196
1,605,391	Umpqua Holdings Corp.	27,869,588
1,063,493	United Community Banks, Inc.	29,862,883
819,503	Western Alliance Bancorp[1]	39,155,853
434,117	Wintrust Financial Corp.	33,079,715
		336,453,934
	Beverages, Food & Tobacco — 1.0%
2,236,588	Hostess Brands, Inc.[1]	29,970,279
	Building Materials — 2.9%
2,240,649	Builders FirstSource, Inc.[1]	30,876,143
461,731	EMCOR Group, Inc.	38,850,046
364,519	US Concrete, Inc.[1,2]	17,179,781
		86,905,970
	Commercial Services — 8.8%
541,974	Aaron’s, Inc.	30,182,532
571,740	AMN Healthcare Services, Inc.[1]	29,764,784
343,000	ASGN, Inc.[1]	21,622,720
450,033	Etsy, Inc.[1]	30,395,229
1,621,188	Evolent Health, Inc. - Class A1	21,967,097
411,122	HealthEquity, Inc.[1]	27,853,516
1,107,983	NeoGenomics, Inc.[1,2]	23,079,286
2,627,315	R1 RCM, Inc.[1]	27,507,988
200,019	SPS Commerce, Inc.[1]	20,749,971
659,705	Syneos Health, Inc.[1]	30,959,956
		264,083,079
	Communications — 2.7%
602,316	Ciena Corp.[1]	23,104,842
975,707	NETGEAR, Inc.[1]	30,276,188
876,942	Vocera Communications, Inc.[1,2]	27,930,603
		81,311,633
	Computer Software & Processing — 4.1%
236,568	CACI International, Inc. - Class A1	46,116,566
570,980	CommVault Systems, Inc.[1]	30,033,548
789,813	Verint Systems, Inc.[1]	47,696,807
		123,846,921
See Notes to Financial Statements.
106

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Computers & Information — 1.2%
2,160,270	FireEye, Inc.[1]	$ 34,607,525
	Diversified Financial Services — 1.0%
888,997	Blucora, Inc.[1]	31,114,895
	Electric Utilities — 1.0%
510,284	Ormat Technologies, Inc.	29,780,174
	Electrical Equipment — 2.0%
478,976	Energizer Holdings, Inc.	22,938,161
533,989	EnerSys	36,946,699
		59,884,860
	Electronics — 6.1%
982,282	Diodes, Inc.[1]	35,774,710
890,980	Finisar Corp.[1]	21,481,528
1,177,093	MaxLinear, Inc.[1]	31,675,573
403,091	Mercury Systems, Inc.[1]	29,433,705
3,230,206	TTM Technologies, Inc.[1]	42,767,927
852,989	Xperi Corp.	21,196,777
		182,330,220
	Entertainment & Leisure — 1.2%
2,035,661	Callaway Golf Co.	35,746,207
	Financial Services — 5.2%
329,894	Evercore, Inc. - Class A	32,141,572
975,209	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	25,930,807
1,546,534	Hudson Pacific Properties, Inc.	53,912,175
1,316,067	Pebblebrook Hotel Trust	42,851,142
		154,835,696
	Forest Products & Paper — 3.9%
681,353	Beacon Roofing Supply, Inc.[1]	25,659,754
610,898	Boise Cascade Co.	16,915,766
3,320,383	Graphic Packaging Holding Co.[2]	46,086,916
550,011	Masonite International Corp.[1]	28,320,066
		116,982,502
	Health Care Providers — 1.2%
1,701,783	Tivity Health, Inc.[1,2]	36,792,548
	Heavy Construction — 3.7%
731,658	Granite Construction, Inc.	32,844,128
886,159	MasTec, Inc.[1,2]	44,883,953
2,569,619	TRI Pointe Group, Inc.[1]	33,533,528
		111,261,609
	Heavy Machinery — 5.0%
1,175,234	Brooks Automation, Inc.	44,083,027
464,777	Dycom Industries, Inc.[1]	23,048,292
927,005	Entegris, Inc.	37,877,424
1,578,324	Rexnord Corp.[1]	45,140,066
		150,148,809
	Home Construction, Furnishings & Appliances — 1.0%
210,965	Helen of Troy, Ltd.[1]	30,378,960
	Household Products — 1.7%
557,114	Apogee Enterprises, Inc.	22,451,694
See Notes to Financial Statements.
107

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Household Products — (Continued)
1,650,294	Ferro Corp.[1]	$ 29,490,754
		51,942,448
	Industrial - Diversified — 0.8%
527,685	Hillenbrand, Inc.	22,701,009
	Insurance — 1.7%
2,205,613	Radian Group, Inc.	51,655,456
	Lodging — 2.7%
1,468,281	Boyd Gaming Corp.	42,257,127
1,764,714	Penn National Gaming, Inc.[1]	38,241,353
		80,498,480
	Media - Broadcasting & Publishing — 1.8%
290,487	Nexstar Media Group, Inc. - Class A	34,001,503
438,511	Sinclair Broadcast Group, Inc. - Class A	20,079,419
		54,080,922
	Medical Supplies — 4.6%
144,789	ICU Medical, Inc.[1]	32,939,498
838,037	Luminex Corp.	19,115,624
490,918	Merit Medical Systems, Inc.[1]	27,579,773
480,232	NuVasive, Inc.[1]	29,102,059
945,999	Wright Medical Group N.V.[1]	27,973,190
		136,710,144
	Miscellaneous — 2.1%
1,029,111	B&G Foods, Inc.[2]	26,756,886
1,537,400	Columbia Property Trust, Inc.	34,914,354
		61,671,240
	Oil & Gas — 3.9%
3,463,780	Callon Petroleum Co.[1,2]	26,012,988
2,036,476	Carrizo Oil & Gas, Inc.[1,2]	26,107,622
461,145	Delek US Holdings, Inc.	17,090,034
1,112,481	Matador Resources Co.[1,2]	21,904,751
1,195,307	ProPetro Holding Corp.[1]	26,452,144
		117,567,539
	Pharmaceuticals — 5.0%
601,230	Cambrex Corp.[1]	25,864,915
195,529	Emergent BioSolutions, Inc.[1]	10,104,939
1,811,131	Horizon Pharma PLC[1]	46,238,174
1,084,747	Supernus Pharmaceuticals, Inc.[1]	39,842,757
1,679,931	Vanda Pharmaceuticals, Inc.[1]	27,366,076
		149,416,861
	Restaurants — 1.8%
1,326,864	Bloomin’ Brands, Inc.	26,524,011
489,197	Dave & Buster’s Entertainment, Inc.[2]	27,805,958
		54,329,969
	Retailers — 1.3%
166,075	Five Below, Inc.[1]	24,311,719
1,939,699	Party City Holdco, Inc.[1,2]	12,995,984
		37,307,703
	Technology — 1.5%
526,679	j2 Global, Inc.	46,147,614
See Notes to Financial Statements.
108

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Telecommunications — 1.5%
4,566,753	Vonage Holdings Corp.[1]	$ 44,388,839
	Textiles, Clothing & Fabrics — 0.9%
309,513	Oxford Industries, Inc.	25,708,150
	TOTAL COMMON STOCKS (Cost $2,687,660,731)	2,958,067,958
Face Amount
REPURCHASE AGREEMENT* — 1.3%
$ 37,689,913	With Fixed Income Clearing Corp., dated 4/30/19, 0.50%, principal and interest in the amount of $37,690,437, due 5/1/19, (collateralized by a U.S. Treasury Note with a par value of $37,775,000, coupon rate of 2.750%, due 11/30/2020, market value of $38,446,148)	37,689,913
	TOTAL REPURCHASE AGREEMENT (Cost $37,689,913)	37,689,913
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 3.5%
104,532,565	State Street Navigator Securities Lending Government Money Market Portfolio	104,532,565
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $104,532,565)	104,532,565
TOTAL INVESTMENTS (Cost $2,829,883,209)	103.6%	$3,100,290,436
LIABILITIES IN EXCESS OF OTHER ASSETS	(3.6)	(107,618,852)
NET ASSETS	100.0%	$2,992,671,584

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
See Notes to Financial Statements.
109

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2019 - (Unaudited)
INDUSTRY DIVERSIFICATION
On April 30, 2019, industry diversification of the Portfolio was as follows:
	% of Net Assets	Value
INDUSTRIES:
Banking	11.2%	$ 336,453,934
Commercial Services	8.8	264,083,079
Electronics	6.1	182,330,220
Financial Services	5.2	154,835,696
Heavy Machinery	5.0	150,148,809
Pharmaceuticals	5.0	149,416,861
Medical Supplies	4.6	136,710,144
Computer Software & Processing	4.1	123,846,921
Oil & Gas	3.9	117,567,539
Forest Products & Paper	3.9	116,982,502
Heavy Construction	3.7	111,261,609
Building Materials	2.9	86,905,970
Communications	2.7	81,311,633
Lodging	2.7	80,498,480
Miscellaneous	2.1	61,671,240
Electrical Equipment	2.0	59,884,860
Restaurants	1.8	54,329,969
Media - Broadcasting & Publishing	1.8	54,080,922
Household Products	1.7	51,942,448
Insurance	1.7	51,655,456
Technology	1.5	46,147,614
Telecommunications	1.5	44,388,839
Automotive	1.4	41,294,928
Advertising	1.3	37,473,128
Retailers	1.3	37,307,703
Health Care Providers	1.2	36,792,548
Entertainment & Leisure	1.2	35,746,207
Computers & Information	1.2	34,607,525
Diversified Financial Services	1.0	31,114,895
Home Construction, Furnishings & Appliances	1.0	30,378,960
Beverages, Food & Tobacco	1.0	29,970,279
Electric Utilities	1.0	29,780,174
Airlines	0.9	27,148,107
Textiles, Clothing & Fabrics	0.9	25,708,150
Industrial - Diversified	0.8	22,701,009
Aerospace & Defense	0.7	21,589,600
TOTAL COMMON STOCKS	98.8%	$2,958,067,958
REPURCHASE AGREEMENT	1.3	37,689,913
INVESTMENT OF SECURITY LENDING COLLATERAL	3.5	104,532,565
TOTAL INVESTMENTS	103.6%	$3,100,290,436
See Notes to Financial Statements.
110

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.6%
	Advertising — 1.5%
10,920	Omnicom Group, Inc.	$ 873,928
	Airlines — 2.3%
3,460	FedEx Corp.	655,532
12,385	Southwest Airlines Co.	671,638
		1,327,170
	Automotive — 0.9%
19,850	Honda Motor Co., Ltd., Sponsored ADR	553,616
	Banking — 11.3%
9,415	Capital One Financial Corp.	873,994
22,305	Citigroup, Inc.	1,576,963
22,465	Citizens Financial Group, Inc.	813,233
9,935	Comerica, Inc.	780,792
17,765	E*TRADE Financial Corp.	899,975
53,060	Regions Financial Corp.	824,022
3,510	SVB Financial Group[1]	883,537
		6,652,516
	Beverages, Food & Tobacco — 4.9%
13,865	Altria Group, Inc.	753,286
16,355	Archer-Daniels-Midland Co.	729,433
5,475	JM Smucker Co. (The)	671,399
9,915	Tyson Foods, Inc. - Class A	743,724
		2,897,842
	Chemicals — 1.3%
9,420	Eastman Chemical Co.	743,050
	Commercial Services — 2.8%
501	Booking Holdings, Inc.[1]	929,350
18,825	eBay, Inc.	729,469
		1,658,819
	Computer Software & Processing — 2.7%
8,565	DXC Technology Co.	563,063
18,350	Oracle Corp.	1,015,306
		1,578,369
	Computers & Information — 1.3%
5,465	International Business Machines Corp.	766,576
	Electric Utilities — 6.4%
10,910	American Electric Power Co., Inc.	933,350
8,920	Entergy Corp.	864,348
20,825	Exelon Corp.	1,061,034
15,365	Public Service Enterprise Group, Inc.	916,522
		3,775,254
	Electronics — 3.6%
29,775	Intel Corp.	1,519,716
6,445	TE Connectivity, Ltd.	616,464
		2,136,180
	Financial Services — 10.7%
8,921	Ameriprise Financial, Inc.	1,309,335
68,920	Bank of America Corp.	2,107,574
10,640	JPMorgan Chase & Co.	1,234,772
8,235	Mid-America Apartment Communities, Inc.	900,991
See Notes to Financial Statements.
111

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Financial Services — (Continued)
3,465	Public Storage	$ 766,389
		6,319,061
	Forest Products & Paper — 2.5%
16,835	International Paper Co.	788,047
17,985	WestRock Co.	690,264
		1,478,311
	Health Care Providers — 1.5%
5,475	Laboratory Corp. of America Holdings[1]	875,562
	Heavy Machinery — 4.8%
3,460	Caterpillar, Inc.	482,393
4,450	Cummins, Inc.	739,991
12,390	Eaton Corp. PLC	1,026,140
3,280	Parker-Hannifin Corp.	593,942
		2,842,466
	Insurance — 3.8%
14,985	Aflac, Inc.	754,944
8,425	Allstate Corp. (The)	834,581
8,155	Progressive Corp. (The)	637,313
		2,226,838
	Media - Broadcasting & Publishing — 2.9%
17,860	Comcast Corp. - Class A	777,446
30,255	Discovery, Inc. - Class A1,2	934,879
		1,712,325
	Medical Supplies — 1.6%
7,425	Ingersoll-Rand PLC	910,379
	Metals & Mining — 0.9%
17,355	Corning, Inc.	552,757
	Oil & Gas — 10.1%
14,860	Chevron Corp.	1,784,092
13,240	ConocoPhillips	835,709
27,280	Exxon Mobil Corp.	2,190,038
12,670	Valero Energy Corp.	1,148,662
		5,958,501
	Pharmaceuticals — 12.7%
14,870	Cardinal Health, Inc.	724,318
5,244	Cigna Corp.[1]	832,957
14,860	Johnson & Johnson	2,098,232
23,425	Merck & Co., Inc.	1,843,782
48,950	Pfizer, Inc.	1,987,859
		7,487,148
	Real Estate Investment Trusts — 2.3%
8,920	Lamar Advertising Co. - Class A	737,416
10,415	Ventas, Inc.	636,461
		1,373,877
	Retailers — 1.8%
1,005	AutoZone, Inc.[1]	1,033,451
	Technology — 2.7%
28,770	Cisco Systems, Inc.	1,609,681
See Notes to Financial Statements.
112

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Telecommunications — 2.3%
43,852	AT&T, Inc.	$ 1,357,659
	TOTAL COMMON STOCKS (Cost $51,421,139)	58,701,336
Face Amount
REPURCHASE AGREEMENT* — 0.6%
$365,572	With Fixed Income Clearing Corp., dated 4/30/19, 0.50%, principal and interest in the amount of $365,577, due 5/1/19, (collateralized by a U.S. Treasury Note with a par value of $370,000, coupon rate of 2.750%, due 11/30/2020, market value of $376,574)	365,572
	TOTAL REPURCHASE AGREEMENT (Cost $365,572)	365,572
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 1.7%
987,512	State Street Navigator Securities Lending Government Money Market Portfolio	987,512
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $987,512)	987,512
TOTAL INVESTMENTS (Cost $52,774,223)	101.9%	$60,054,420
LIABILITIES IN EXCESS OF OTHER ASSETS	(1.9)	(1,101,957)
NET ASSETS	100.0%	$58,952,463

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.

Abbreviations:
ADR — American Depositary Receipt
See Notes to Financial Statements.
113

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2019 - (Unaudited)
INDUSTRY DIVERSIFICATION
On April 30, 2019, industry diversification of the Portfolio was as follows:
	% of Net Assets	Value
INDUSTRIES:
Pharmaceuticals	12.7%	$ 7,487,148
Banking	11.3	6,652,516
Financial Services	10.7	6,319,061
Oil & Gas	10.1	5,958,501
Electric Utilities	6.4	3,775,254
Beverages, Food & Tobacco	4.9	2,897,842
Heavy Machinery	4.8	2,842,466
Insurance	3.8	2,226,838
Electronics	3.6	2,136,180
Media - Broadcasting & Publishing	2.9	1,712,325
Commercial Services	2.8	1,658,819
Technology	2.7	1,609,681
Computer Software & Processing	2.7	1,578,369
Forest Products & Paper	2.5	1,478,311
Real Estate Investment Trusts	2.3	1,373,877
Telecommunications	2.3	1,357,659
Airlines	2.3	1,327,170
Retailers	1.8	1,033,451
Medical Supplies	1.6	910,379
Health Care Providers	1.5	875,562
Advertising	1.5	873,928
Computers & Information	1.3	766,576
Chemicals	1.3	743,050
Automotive	0.9	553,616
Metals & Mining	0.9	552,757
TOTAL COMMON STOCKS	99.6%	$58,701,336
REPURCHASE AGREEMENT	0.6	365,572
INVESTMENT OF SECURITY LENDING COLLATERAL	1.7	987,512
TOTAL INVESTMENTS	101.9%	$60,054,420
See Notes to Financial Statements.
114

THE GLENMEDE FUND, INC.

Equity Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.1%
	Aerospace & Defense — 2.3%
1,610	Lockheed Martin Corp.	$ 536,661
	Air Freight & Logistics — 1.0%
2,145	United Parcel Service, Inc. - Class B	227,842
	Banks — 3.1%
8,635	BB&T Corp.	442,112
2,065	PNC Financial Services Group, Inc. (The)	282,760
		724,872
	Beverages — 1.6%
2,960	PepsiCo, Inc.	379,028
	Biotechnology — 4.1%
6,140	AbbVie, Inc.	487,454
2,630	Amgen, Inc.	471,612
		959,066
	Capital Markets — 5.5%
1,615	Ameriprise Financial, Inc.	237,034
750	BlackRock, Inc.	363,930
2,830	Northern Trust Corp.	278,896
3,670	T Rowe Price Group, Inc.	394,525
		1,274,385
	Chemicals — 3.1%
2,140	Air Products & Chemicals, Inc.	440,391
4,605	RPM International, Inc.	279,293
		719,684
	Communications Equipment — 3.9%
15,980	Cisco Systems, Inc.	894,081
	Distributors — 1.7%
3,910	Genuine Parts Co.	400,931
	Diversified Telecommunication Services — 3.4%
13,446	AT&T, Inc.	416,288
6,665	Verizon Communications, Inc.	381,172
		797,460
	Electric Utilities — 1.2%
6,795	OGE Energy Corp.	287,700
	Electrical Equipment — 1.4%
3,910	Eaton Corp. PLC	323,826
	Electronic Equipment, Instruments & Components — 3.6%
9,670	Corning, Inc.	307,990
5,370	TE Connectivity, Ltd.	513,640
		821,630
	Equity Real Estate Investment Trusts — 1.8%
5,115	Lamar Advertising Co. - Class A	422,857
	Food Products — 3.4%
2,895	Hershey Co. (The)	361,441
10,465	Hormel Foods Corp.[1]	417,972
		779,413
	Health Care Providers & Services — 2.6%
3,430	Cardinal Health, Inc.	167,075
See Notes to Financial Statements.
115

THE GLENMEDE FUND, INC.

Equity Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Health Care Providers & Services — (Continued)
4,515	Quest Diagnostics, Inc.	$ 435,156
		602,231
	Hotels, Restaurants & Leisure — 4.3%
3,350	McDonald’s Corp.	661,859
4,175	Starbucks Corp.	324,314
		986,173
	Household Products — 1.6%
2,955	Kimberly-Clark Corp.	379,363
	Industrial Conglomerates — 2.3%
2,825	3M Co.	535,366
	Insurance — 4.4%
6,840	Aflac, Inc.	344,599
3,040	Allstate Corp. (The)	301,142
6,610	Principal Financial Group, Inc.	377,828
		1,023,569
	IT Services — 5.6%
2,075	Accenture PLC - Class A	379,040
10,995	Paychex, Inc.	926,989
		1,306,029
	Leisure Product — 1.3%
2,830	Hasbro, Inc.	288,264
	Machinery — 1.2%
1,610	Snap-on, Inc.	270,931
	Media — 1.7%
4,815	Omnicom Group, Inc.	385,344
	Multi-Utilities — 3.4%
2,440	DTE Energy Co.	306,732
3,730	Public Service Enterprise Group, Inc.	222,495
3,360	WEC Energy Group, Inc.	263,525
		792,752
	Oil, Gas & Consumable Fuels — 6.0%
3,685	Chevron Corp.	442,421
6,475	Exxon Mobil Corp.	519,813
4,605	Valero Energy Corp.	417,489
		1,379,723
	Pharmaceuticals — 7.3%
5,445	Johnson & Johnson	768,834
5,370	Merck & Co., Inc.	422,673
12,495	Pfizer, Inc.	507,422
		1,698,929
	Road & Rail — 1.2%
1,545	Union Pacific Corp.	273,527
	Semiconductors & Semiconductor Equipment — 9.7%
8,355	Intel Corp.	426,439
2,300	Lam Research Corp.	477,089
11,975	Maxim Integrated Products, Inc.	718,500
5,195	Texas Instruments, Inc.	612,127
		2,234,155
See Notes to Financial Statements.
116

THE GLENMEDE FUND, INC.

Equity Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Software — 2.2%
3,830	Microsoft Corp.	$ 500,198
	Specialty Retail — 2.1%
2,400	Home Depot, Inc. (The)	488,880
	Tobacco — 1.1%
4,735	Altria Group, Inc.	257,253
	TOTAL COMMON STOCKS (Cost $19,903,405)	22,952,123
Face Amount
REPURCHASE AGREEMENT* — 0.8%
$196,733	With Fixed Income Clearing Corp., dated 4/30/19, 0.50%, principal and interest in the amount of $196,736, due 5/1/19, (collateralized by a U.S. Treasury Note with a par value of $200,000, coupon rate of 2.750%, due 11/30/2020, market value of $203,553)	196,733
	TOTAL REPURCHASE AGREEMENT (Cost $196,733)	196,733
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 1.0%
225,140	State Street Navigator Securities Lending Government Money Market Portfolio	225,140
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $225,140)	225,140
TOTAL INVESTMENTS (Cost $20,325,278)	100.9%	$23,373,996
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.9)	(211,343)
NET ASSETS	100.0%	$23,162,653

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 1.
See Notes to Financial Statements.
117

THE GLENMEDE FUND, INC.

Equity Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2019 - (Unaudited)
INDUSTRY DIVERSIFICATION
On April 30, 2019, industry diversification of the Portfolio was as follows:
	% of Net Assets	Value
INDUSTRIES:
Semiconductors & Semiconductor Equipment	9.7%	$ 2,234,155
Pharmaceuticals	7.3	1,698,929
Oil, Gas & Consumable Fuels	6.0	1,379,723
IT Services	5.6	1,306,029
Capital Markets	5.5	1,274,385
Insurance	4.4	1,023,569
Hotels, Restaurants & Leisure	4.3	986,173
Biotechnology	4.1	959,066
Communications Equipment	3.9	894,081
Electronic Equipment, Instruments & Components	3.6	821,630
Diversified Telecommunication Services	3.4	797,460
Multi-Utilities	3.4	792,752
Food Products	3.4	779,413
Banks	3.1	724,872
Chemicals	3.1	719,684
Health Care Providers & Services	2.6	602,231
Aerospace & Defense	2.3	536,661
Industrial Conglomerates	2.3	535,366
Software	2.2	500,198
Specialty Retail	2.1	488,880
Equity Real Estate Investment Trusts	1.8	422,857
Distributors	1.7	400,931
Media	1.7	385,344
Household Products	1.6	379,363
Beverages	1.6	379,028
Electrical Equipment	1.4	323,826
Leisure Product	1.3	288,264
Electric Utilities	1.2	287,700
Road & Rail	1.2	273,527
Machinery	1.2	270,931
Tobacco	1.1	257,253
Air Freight & Logistics	1.0	227,842
TOTAL COMMON STOCKS	99.1%	$22,952,123
REPURCHASE AGREEMENT	0.8	196,733
INVESTMENT OF SECURITY LENDING COLLATERAL	1.0	225,140
TOTAL INVESTMENTS	100.9%	$23,373,996
See Notes to Financial Statements.
118

THE GLENMEDE FUND, INC.

Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2019 - (Unaudited)
Shares		Value
EXCHANGE-TRADED FUNDS* — 2.2%
22,100	SPDR S&P 500 ETF Trust[1]	$ 6,497,842
30,000	Vanguard S&P 500 ETF[1]	8,100,300
	TOTAL EXCHANGE-TRADED FUNDS (Cost $6,430,609)	14,598,142
Face Amount
U.S. TREASURY BILL* — 19.9%
$135,000,000	U.S. Treasury Bills, 2.426% due 10/10/19[1]	133,557,188
	TOTAL U.S. TREASURY BILL (Cost $133,549,369)	133,557,188
REPURCHASE AGREEMENT* — 1.2%
8,123,575	With Fixed Income Clearing Corp., dated 4/30/19, 0.50%, principal and interest in the amount of $8,123,688, due 5/1/19, (collateralized by a U.S. Treasury Note with a par value of $8,145,000, coupon rate of 2.750%, due 11/30/2020, market value of $8,289,712)	8,123,575
	TOTAL REPURCHASE AGREEMENT (Cost $8,123,575)	8,123,575
TOTAL PURCHASED OPTIONS (Cost $523,965,710)	79.4%	532,349,125
TOTAL INVESTMENTS (Cost $672,069,263)	102.7%	$688,628,030
LIABILITIES IN EXCESS OF OTHER ASSETS	(2.7)	(17,858,470)
NET ASSETS[2]	100.0%	$670,769,560

*	Percentages indicated are based on net assets.
[1]	All or a portion of this security is held as collateral for written options.
[2]	Cash in the amount of $4,678,130 is held as collateral to secure the open written call and put options contracts.
See Notes to Financial Statements.
119

THE GLENMEDE FUND, INC.

Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2019 - (Unaudited)
Description	Counterparty	Exercise Price/ FX Rate	Expiration Date		Number of Contracts	Notional Amount	Market Value	Premiums Paid (Recieved by Fund)	Unrealized Appreciation/ (Depreciation)
PURCHASED OPTIONS
CALLS:
S&P 500 Index	OCC**	2,000.00	06/21/19	USD	5,225	$ 1,539,196,175	$493,971,500	$430,132,167	$ 63,839,333
PUTS:
S&P 500 Index	OCC**	3,000.00	06/21/19	USD	5,225	1,539,196,175	38,377,625	93,833,543	(55,455,918)
TOTAL PURCHASED OPTIONS						$ 3,078,392,350	$532,349,125	$523,965,710	$ 8,383,415
WRITTEN OPTIONS
CALL:
S&P 500 Index	OCC**	3,000.00	06/21/19	USD	5,225	(1,539,196,175)	(11,573,375)	(4,077,168)	(7,496,207)
PUTS:
S&P 500 Index	OCC**	2,750.00	05/17/19	USD	740	(217,991,420)	(214,600)	(2,281,128)	2,066,528
S&P 500 Index	OCC**	2,850.00	05/17/19	USD	580	(170,858,140)	(406,000)	(947,209)	541,209
S&P 500 Index	OCC**	2,900.00	05/17/19	USD	270	(79,537,410)	(342,900)	(799,764)	456,864
S&P 500 Index	OCC**	2,950.00	05/17/19	USD	360	(106,049,880)	(966,600)	(1,465,920)	499,320
S&P 500 Index	OCC**	2,000.00	06/21/19	USD	5,225	(1,539,196,175)	(274,312)	(993,918)	719,606
TOTAL PUTS						$(2,113,633,025)	$ (2,204,412)	$ (6,487,939)	$ 4,283,527
TOTAL WRITTEN OPTIONS						$(3,652,829,200)	$ (13,777,787)	$ (10,565,107)	$ (3,212,680)

**	The Options Clearing Corp
SECTOR DIVERSIFICATION
On April 30, 2019, sector diversification of the Portfolio was as follows:
	% of Net Assets	Value
SECTOR:
Purchased Options	79.4%	$ 532,349,125
U.S. Treasury Bill	19.9	133,557,188
Exchange-Traded Funds	2.2	14,598,142
TOTAL	101.5%	$680,504,455
REPURCHASE AGREEMENT	1.2	8,123,575
TOTAL INVESTMENTS	102.7%	$688,628,030
See Notes to Financial Statements.
120

THE GLENMEDE FUND, INC.

Global Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2019 - (Unaudited)
Shares		Value
EXCHANGE-TRADED FUND* — 4.4%
800	iShares MSCI EAFE ETF[1]	$ 53,408
	TOTAL EXCHANGE-TRADED FUND (Cost $47,682)	53,408
Face Amount
U.S. TREASURY BILLS* — 91.0%
$700,000	U.S. Treasury Bills, 2.392% due 07/11/19[1]	696,721
420,000	U.S. Treasury Bills, 2.426% due 10/10/19[1]	415,511
	TOTAL U.S. TREASURY BILLS (Cost $1,112,180)	1,112,232
TOTAL INVESTMENTS (Cost $1,159,862)	95.4%	$1,165,640
OTHER ASSETS IN EXCESS OF LIABILITIES	4.6	56,616
NET ASSETS[2]	100.0%	$1,222,256

*	Percentages indicated are based on net assets.
[1]	All or a portion of this security is held as collateral for written options.
[2]	Cash in the amount of $2,697 is held as collateral to secure the open written call and put options contracts.
See Notes to Financial Statements.
121

THE GLENMEDE FUND, INC.

Global Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2019 - (Unaudited)
Description	Counterparty	Exercise Price/ FX Rate	Expiration Date		Number of Contracts	Notional Amount	Market Value	Premiums Paid (Recieved by Fund)	Unrealized Appreciation/ (Depreciation)
WRITTEN OPTIONS
PUTS:
iShares MSCI Emerging Market ETF	OCC**	42.00	05/17/19	USD	25	$ (109,825)	$ (225)	$ (1,760)	$ 1,535
iShares MSCI EAFE ETF	OCC**	63.00	05/17/19	USD	50	(333,800)	(675)	(2,475)	1,800
Russell 2000 Index	OCC**	1,550.00	05/17/19	USD	1	(159,121)	(750)	(3,335)	2,585
S&P 500 Index	OCC**	2,850.00	05/17/19	USD	2	(589,166)	(1,400)	(12,285)	10,885
TOTAL PUTS						$(1,191,912)	$(3,050)	$(19,855)	$16,805
TOTAL WRITTEN OPTIONS						$(1,191,912)	$(3,050)	$(19,855)	$16,805

**	The Options Clearing Corp
SECTOR DIVERSIFICATION
On April 30, 2019, sector diversification of the Portfolio was as follows:
	% of Net Assets	Value
SECTOR:
U.S. Treasury Bills	91.0%	$ 1,112,232
Exchange-Traded Fund	4.4	53,408
TOTAL	95.4%	$1,165,640
TOTAL INVESTMENTS	95.4%	$1,165,640
See Notes to Financial Statements.
122

THE GLENMEDE FUND, INC.

Alternative Risk Premia Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — 50.0%
	Aerospace & Defense — 0.2%
221	Vectrus, Inc.[1,2]	$ 8,962
	Air Freight & Logistics — 0.5%
371	Expeditors International of Washington, Inc.[2]	29,465
	Automobiles — 0.6%
3,109	Ford Motor Co.[2]	32,489
	Banks — 6.3%
937	Bank of America Corp.[2]	28,653
838	Bank OZK[2]	27,361
571	Cadence BanCorp[2]	12,990
709	Cathay General Bancorp[2]	26,084
746	Citizens Financial Group, Inc.[2]	27,005
500	East West Bancorp, Inc.[2]	25,740
2,435	First BanCorp[2]	27,516
1,027	First Hawaiian, Inc.[2]	28,397
2,259	FNB Corp.[2]	27,402
742	Great Western Bancorp, Inc.[2]	26,096
355	IBERIABANK Corp.[2]	28,222
1,668	Regions Financial Corp.[2]	25,904
620	Umpqua Holdings Corp.[2]	10,763
542	Zions Bancorp N.A.[2]	26,737
		348,870
	Beverages — 0.5%
449	Monster Beverage Corp.[1,2]	26,760
	Building Products — 1.0%
369	Armstrong World Industries, Inc.[2]	31,981
1,054	Resideo Technologies, Inc.[1,2]	23,926
		55,907
	Capital Markets — 1.4%
562	E*TRADE Financial Corp.[2]	28,471
907	Federated Investors, Inc. - Class B2	27,872
216	SEI Investments Co.[2]	11,761
594	Waddell & Reed Financial, Inc. - Class A2	11,126
		79,230
	Chemicals — 0.9%
1,111	Huntsman Corp.[2]	24,709
164	Innospec, Inc.[2]	13,910
412	Olin Corp.[2]	8,936
		47,555
	Commercial Services & Supplies — 1.6%
316	ABM Industries, Inc.[2]	11,999
409	Brady Corp. - Class A2	19,955
1,591	Steelcase, Inc. - Class A2	27,508
464	Tetra Tech, Inc.[2]	30,030
		89,492
	Communications Equipment — 0.5%
705	EchoStar Corp. - Class A1,2	28,094
	Construction & Engineering — 1.7%
899	AECOM[1,2]	30,476
389	EMCOR Group, Inc.[2]	32,730
See Notes to Financial Statements.
123

THE GLENMEDE FUND, INC.

Alternative Risk Premia Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Construction & Engineering — (Continued)
771	Quanta Services, Inc.[2]	$ 31,303
		94,509
	Consumer Finance — 1.8%
1,031	Ally Financial, Inc.[2]	30,631
134	Capital One Financial Corp.[2]	12,439
2,485	SLM Corp.[2]	25,248
861	Synchrony Financial[2]	29,851
		98,169
	Containers & Packaging — 0.6%
527	Berry Global Group, Inc.[1,2]	30,988
	Diversified Consumer Services — 0.4%
207	Adtalem Global Education, Inc.[1,2]	10,209
240	Service Corp. International[2]	9,987
		20,196
	Diversified Financial Services — 0.5%
555	Voya Financial, Inc.[2]	30,464
	Electric Utilities — 0.7%
658	OGE Energy Corp.[2]	27,860
354	PPL Corp.[2]	11,048
		38,908
	Electrical Equipment — 1.0%
147	AMETEK, Inc.[2]	12,961
1,004	nVent Electric PLC[2]	28,062
144	Regal Beloit Corp.[2]	12,251
		53,274
	Electronic Equipment, Instruments & Components — 0.5%
463	Fabrinet[1,2]	28,021
	Energy Equipment & Services — 0.2%
475	Baker Hughes a GE Co.[2]	11,410
	Equity Real Estate Investment Trusts — 4.5%
638	American Assets Trust, Inc.[2]	29,469
902	CubeSmart[2]	28,783
378	EPR Properties[2]	29,809
755	Gaming and Leisure Properties, Inc.[2]	30,487
405	Hospitality Properties Trust[2]	10,530
581	Host Hotels & Resorts, Inc.[2]	11,178
610	LTC Properties, Inc.[2]	27,486
886	Park Hotels & Resorts, Inc.[2]	28,423
2,209	Retail Properties of America, Inc. - Class A2	27,149
859	STORE Capital Corp.[2]	28,622
		251,936
	Food & Staples Retailing — 0.2%
317	US Foods Holding Corp.[1,2]	11,586
	Food Products — 0.5%
259	General Mills, Inc.[2]	13,331
188	Tyson Foods, Inc. - Class A2	14,102
		27,433
	Gas Utilities — 0.2%
181	UGI Corp.[2]	9,866
See Notes to Financial Statements.
124

THE GLENMEDE FUND, INC.

Alternative Risk Premia Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Health Care Equipment & Supplies — 1.8%
623	Avanos Medical, Inc.[1,2]	$ 26,135
365	CONMED Corp.[2]	29,211
190	Orthofix Medical, Inc.[1,2]	10,410
2,166	SeaSpine Holdings Corp.[1,2]	31,905
		97,661
	Health Care Providers & Services — 0.5%
1,847	Select Medical Holdings Corp.[1,2]	26,541
	Hotels, Restaurants & Leisure — 1.4%
551	Bloomin’ Brands, Inc.[2]	11,014
144	Hilton Worldwide Holdings, Inc.[2]	12,527
505	Wyndham Hotels & Resorts, Inc.[2]	28,139
589	Yum China Holdings, Inc.[2]	28,001
		79,681
	Household Durables — 0.2%
388	PulteGroup, Inc.[2]	12,207
	Household Products — 0.1%
58	Procter & Gamble Co. (The)[2]	6,176
	Independent Power & Renewable Electricity Producer — 0.5%
1,607	AES Corp.[2]	27,512
	Insurance — 2.4%
866	American Equity Investment Life Holding Co.[2]	25,469
195	American National Insurance Co.[2]	22,092
316	Athene Holding, Ltd. - Class A1,2	14,271
134	Brighthouse Financial, Inc.[1,2]	5,600
255	MetLife, Inc.[2]	11,763
482	Old Republic International Corp.[2]	10,777
323	Torchmark Corp.[2]	28,314
347	Unum Group[2]	12,811
		131,097
	Internet & Direct Marketing Retail — 0.4%
1,243	Qurate Retail, Inc.[1,2]	21,193
	IT Services — 1.3%
396	Akamai Technologies, Inc.[1,2]	31,704
387	Cognizant Technology Solutions Corp. - Class A2	28,236
184	Leidos Holdings, Inc.[2]	13,520
		73,460
	Leisure Product — 0.2%
222	Brunswick Corp.[2]	11,369
	Life Sciences Tools & Services — 0.5%
498	Medpace Holdings, Inc.[1,2]	27,973
	Machinery — 2.6%
243	AGCO Corp.[2]	17,199
1,028	Colfax Corp.[1,2]	31,015
472	ITT, Inc.[2]	28,580
1,014	Rexnord Corp.[1,2]	29,000
70	Snap-on, Inc.[2]	11,780
786	Terex Corp.[2]	26,197
		143,771
See Notes to Financial Statements.
125

THE GLENMEDE FUND, INC.

Alternative Risk Premia Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Media — 0.5%
435	AMC Networks, Inc. - Class A1,2	$ 25,408
	Metals & Mining — 0.6%
805	Newmont Goldcorp Corp.[2]	25,003
186	Nucor Corp.[2]	10,615
		35,618
	Mortgage Real Estate Investment Trust — 0.5%
1,301	PennyMac Mortgage Investment Trust[2]	27,321
	Multi-Utilities — 1.0%
890	CenterPoint Energy, Inc.[2]	27,590
1,062	MDU Resources Group, Inc.[2]	27,771
		55,361
	Oil, Gas & Consumable Fuels — 1.2%
708	California Resources Corp.[1,2]	14,925
2,508	Range Resources Corp.[2]	22,672
6,300	Southwestern Energy Co.[1,2]	24,885
230	World Fuel Services Corp.[2]	7,096
		69,578
	Paper & Forest Products — 0.4%
426	Domtar Corp.[2]	20,831
	Professional Services — 0.5%
211	Navigant Consulting, Inc.[2]	4,817
409	Robert Half International, Inc.[2]	25,395
		30,212
	Real Estate Management & Development — 0.2%
247	CBRE Group, Inc. - Class A1,2	12,861
	Semiconductors & Semiconductor Equipment — 1.3%
517	Diodes, Inc.[1,2]	18,829
113	Intel Corp.[2]	5,767
1,193	ON Semiconductor Corp.[1,2]	27,511
381	Versum Materials, Inc.[2]	19,881
		71,988
	Software — 0.3%
586	Symantec Corp.[2]	14,187
	Specialty Retail — 2.1%
160	Aaron’s, Inc.[2]	8,910
1,370	American Eagle Outfitters, Inc.[2]	32,579
1,656	Bed Bath & Beyond, Inc.[2]	27,672
652	Dick’s Sporting Goods, Inc.[2]	24,124
571	Penske Automotive Group, Inc.[2]	26,220
		119,505
	Technology Hardware, Storage & Peripherals — 1.0%
1,647	Hewlett Packard Enterprise Co.[2]	26,039
878	Xerox Corp.[2]	29,290
		55,329
	Textiles, Apparel & Luxury Goods — 0.8%
606	Capri Holdings, Ltd.[2]	26,712
448	Skechers U.S.A., Inc. - Class A1,2	14,184
143	Tapestry, Inc.[2]	4,615
		45,511
See Notes to Financial Statements.
126

THE GLENMEDE FUND, INC.

Alternative Risk Premia Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Thrifts & Mortgage Finance — 1.1%
637	Essent Group, Ltd.[1,2]	$ 30,226
1,345	Radian Group, Inc.[2]	31,500
		61,726
	Trading Companies & Distributors — 0.2%
213	WESCO International, Inc.[1,2]	12,192
	Wireless Telecommunication Services — 0.1%
148	Telephone & Data Systems, Inc.[2]	4,718
	TOTAL COMMON STOCKS (Cost $2,571,914)	2,774,571
Face Amount
U.S. TREASURY BILL — 28.7%
$1,600,000	U.S. Treasury Bill, 2.310% due 05/23/19	1,597,681
	TOTAL U.S. TREASURY BILL (Cost $1,597,665)	1,597,681
TOTAL PURCHASED OPTIONS (Cost $2,506,540)	45.9%	2,547,125
TOTAL LONG INVESTMENTS (Cost $6,676,119)	124.6%	$ 6,919,377
Shares
COMMON STOCKS SOLD SHORT — (45.0)%
	Aerospace & Defense — (0.3)%
(101)	United Technologies Corp.	(14,404)
	Air Freight & Logistics — (0.5)%
(152)	FedEx Corp.	(28,798)
	Auto Components — (0.8)%
(509)	LCI Industries	(44,716)
	Banks — (5.4)%
(673)	Ameris Bancorp	(24,538)
(892)	Berkshire Hills Bancorp, Inc.	(26,751)
(1,056)	CenterState Bank Corp.	(26,062)
(540)	CIT Group, Inc.	(28,766)
(1,258)	CVB Financial Corp.	(27,299)
(266)	First Republic Bank	(28,095)
(2,339)	Old National Bancorp	(39,950)
(1,560)	People’s United Financial, Inc.	(26,972)
(956)	Seacoast Banking Corp. of Florida[1]	(27,112)
(45)	Signature Bank	(5,943)
(1,023)	Simmons First National Corp. - Class A	(25,974)
(330)	Southside Bancshares, Inc.	(11,593)
		(299,055)
	Beverages — (0.5)%
(484)	Brown-Forman Corp. - Class B	(25,792)
	Capital Markets — (3.3)%
(4,488)	BGC Partners, Inc. - Class A	(24,235)
(589)	Charles Schwab Corp. (The)	(26,964)
(78)	CME Group, Inc.	(13,954)
See Notes to Financial Statements.
127

THE GLENMEDE FUND, INC.

Alternative Risk Premia Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT — (Continued)
	Capital Markets — (Continued)
(61)	FactSet Research Systems, Inc.	$ (16,828)
(138)	Goldman Sachs Group, Inc. (The)	(28,417)
(172)	Intercontinental Exchange, Inc.	(13,992)
(73)	Moody’s Corp.	(14,353)
(153)	Nasdaq, Inc.	(14,107)
(137)	S&P Global, Inc.	(30,231)
		(183,081)
	Chemicals — (0.9)%
(505)	DowDuPont, Inc.	(19,417)
(220)	International Flavors & Fragrances, Inc.	(30,314)
		(49,731)
	Commercial Services & Supplies — (2.0)%
(789)	Casella Waste Systems, Inc. - Class A1	(29,445)
(1,632)	Covanta Holding Corp.	(29,490)
(612)	Stericycle, Inc.[1]	(35,735)
(131)	Waste Management, Inc.	(14,062)
		(108,732)
	Communications Equipment — (0.3)%
(175)	ViaSat, Inc.[1]	(15,894)
	Construction & Engineering — (1.0)%
(370)	Jacobs Engineering Group, Inc.	(28,838)
(205)	Valmont Industries, Inc.	(27,642)
		(56,480)
	Construction Materials — (0.7)%
(164)	Eagle Materials, Inc.	(14,909)
(107)	Martin Marietta Materials, Inc.	(23,744)
		(38,653)
	Consumer Finance — (0.2)%
(204)	Nelnet, Inc. - Class A	(11,842)
	Distributors — (1.1)%
(484)	LKQ Corp.[1]	(14,568)
(256)	Pool Corp.	(47,038)
		(61,606)
	Diversified Consumer Services — (0.2)%
(67)	Strategic Education, Inc.	(9,604)
	Diversified Telecommunication Services — (0.2)%
(221)	Cogent Communications Holdings, Inc.	(12,206)
	Electronic Equipment, Instruments & Components — (1.0)%
(513)	Cognex Corp.	(25,871)
(144)	Littelfuse, Inc.	(28,951)
		(54,822)
	Equity Real Estate Investment Trusts — (4.2)%
(240)	Digital Realty Trust, Inc.	(28,251)
(61)	Equinix, Inc.	(27,737)
(734)	Equity Commonwealth	(23,341)
(353)	HCP, Inc.	(10,512)
(797)	Healthcare Realty Trust, Inc.	(24,611)
(638)	Macerich Co. (The)	(25,609)
(153)	SBA Communications Corp.[1]	(31,171)
See Notes to Financial Statements.
128

THE GLENMEDE FUND, INC.

Alternative Risk Premia Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT — (Continued)
	Equity Real Estate Investment Trusts — (Continued)
(306)	SL Green Realty Corp.	$ (27,032)
(520)	Taubman Centers, Inc. REIT	(25,636)
(409)	Washington Real Estate Investment Trust	(11,550)
		(235,450)
	Food Products — (0.2)%
(598)	Hain Celestial Group, Inc. (The)[1]	(13,048)
	Gas Utilities — (0.4)%
(491)	New Jersey Resources Corp.	(24,589)
	Health Care Equipment & Supplies — (1.3)%
(133)	Baxter International, Inc.	(10,148)
(109)	Becton Dickinson & Co.	(26,240)
(82)	Edwards Lifesciences Corp.[1]	(14,438)
(202)	LivaNova PLC[1]	(13,916)
(91)	ResMed, Inc.	(9,510)
		(74,252)
	Health Care Providers & Services — (0.4)%
(813)	MEDNAX, Inc.[1]	(22,740)
	Hotels, Restaurants & Leisure — (0.8)%
(291)	Cheesecake Factory, Inc. (The)	(14,439)
(349)	Jack in the Box, Inc.	(26,908)
		(41,347)
	Household Durables — (0.6)%
(592)	Leggett & Platt, Inc.	(23,301)
(63)	Mohawk Industries, Inc.[1]	(8,584)
		(31,885)
	Household Products — (0.2)%
(65)	Clorox Co. (The)	(10,382)
	Industrial Conglomerates — (0.7)%
(132)	3M Co.	(25,015)
(1,305)	General Electric Co.	(13,272)
		(38,287)
	Insurance — (1.5)%
(204)	American International Group, Inc.	(9,704)
(171)	Arthur J Gallagher & Co.	(14,299)
(27)	Markel Corp.[1]	(28,931)
(521)	Mercury General Corp.	(28,019)
		(80,953)
	Internet & Direct Marketing Retail — (0.2)%
(7)	Amazon.com, Inc.[1]	(13,486)
	Leisure Product — (1.1)%
(324)	Hasbro, Inc.	(33,003)
(316)	Polaris Industries, Inc.	(30,462)
		(63,465)
	Life Sciences Tools & Services — (0.5)%
(144)	Bio-Techne Corp.	(29,461)
	Machinery — (2.1)%
(254)	Deere & Co.	(42,070)
(100)	Illinois Tool Works, Inc.	(15,563)
See Notes to Financial Statements.
129

THE GLENMEDE FUND, INC.

Alternative Risk Premia Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT — (Continued)
	Machinery — (Continued)
(203)	Nordson Corp.	$ (29,628)
(204)	Stanley Black & Decker, Inc.	(29,906)
(7)	Wabtec Corp.	(519)
		(117,686)
	Mortgage Real Estate Investment Trust — (0.5)%
(803)	Blackstone Mortgage Trust, Inc. - Class A	(28,579)
	Multi-line Retail — (0.6)%
(287)	Dollar Tree, Inc.[1]	(31,937)
	Multi-Utilities — (0.6)%
(196)	CMS Energy Corp.	(10,888)
(125)	Consolidated Edison, Inc.	(10,770)
(379)	NiSource, Inc.	(10,528)
		(32,186)
	Oil, Gas & Consumable Fuels — (1.4)%
(97)	Chevron Corp.	(11,646)
(74)	Exxon Mobil Corp.	(5,941)
(1,317)	Kinder Morgan, Inc.	(26,169)
(1,260)	Noble Energy, Inc.	(34,095)
		(77,851)
	Professional Services — (0.6)%
(250)	Equifax, Inc.	(31,488)
	Road & Rail — (0.4)%
(256)	JB Hunt Transport Services, Inc.	(24,187)
	Semiconductors & Semiconductor Equipment — (1.4)%
(836)	Advanced Micro Devices, Inc.[1]	(23,099)
(241)	Qorvo, Inc.[1]	(18,222)
(262)	QUALCOMM, Inc.	(22,566)
(108)	Texas Instruments, Inc.	(12,725)
		(76,612)
	Software — (2.1)%
(170)	Autodesk, Inc.[1]	(30,296)
(112)	Fair Isaac Corp.[1]	(31,332)
(215)	Pegasystems, Inc.	(16,127)
(297)	PTC, Inc.[1]	(26,870)
(55)	Tyler Technologies, Inc.[1]	(12,755)
		(117,380)
	Specialty Retail — (0.6)%
(512)	Guess?, Inc.	(10,430)
(145)	Monro, Inc.	(12,155)
(105)	Tiffany & Co.	(11,321)
		(33,906)
	Textiles, Apparel & Luxury Goods — (0.5)%
(346)	Oxford Industries, Inc.	(28,739)
	Thrifts & Mortgage Finance — (1.0)%
(2,093)	Capitol Federal Financial, Inc.	(28,883)
(2,061)	Kearny Financial Corp.	(28,854)
		(57,737)
	Trading Companies & Distributors — (1.2)%
(353)	GATX Corp.	(27,227)
See Notes to Financial Statements.
130

THE GLENMEDE FUND, INC.

Alternative Risk Premia Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT — (Continued)
	Trading Companies & Distributors — (Continued)
(417)	Kaman Corp.	$ (25,817)
(71)	Watsco, Inc.	(11,251)
		(64,295)
	Water Utilities — (1.5)%
(354)	American States Water Co.	(25,194)
(770)	Aqua America, Inc.	(30,076)
(536)	California Water Service Group	(27,009)
		(82,279)
	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(2,322,030))	(2,499,623)
TOTAL SHORT INVESTMENTS (Proceeds $(2,322,030))	(45.0)%	$(2,499,623)
TOTAL INVESTMENTS (Cost $4,354,089)	79.6%	$ 4,419,754
OTHER ASSETS IN EXCESS OF LIABILITIES	20.4	1,130,885
NET ASSETS	100.0%	$ 5,550,639

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	All or portion of security pledged as collateral for securities sold short. The total market value of collateral is $2,704,553.
See Notes to Financial Statements.
131

THE GLENMEDE FUND, INC.

Alternative Risk Premia Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2019 - (Unaudited)
Description	Counterparty	Exercise Price/ FX Rate	Expiration Date		Number of Contracts	Notional Amount	Market Value	Premiums Paid (Recieved by Fund)	Unrealized Appreciation/ (Depreciation)
PURCHASED OPTIONS
CALLS:
S&P 500 Index	OCC**	2,000.00	06/21/19	USD	2,500	$ 7,364,575	$2,363,500	$2,053,832	$ 309,668
PUTS:
S&P 500 Index	OCC**	3,000.00	06/21/19	USD	25	7,364,575	183,625	452,708	(269,083)
TOTAL PURCHASED OPTIONS						$ 14,729,150	$2,547,125	$2,506,540	$ 40,585
WRITTEN OPTIONS
CALL:
S&P 500 Index	OCC**	3,000.00	06/21/19	USD	25	(7,364,575)	(55,375)	(19,083)	(36,292)
PUTS:
S&P 500 Index	OCC**	2,855.00	05/17/19	USD	4	(1,178,332)	(2,940)	(8,385)	5,445
iShares MSCI Emerging Markets ETF	OCC**	40.00	06/21/19	USD	64	(281,152)	(1,024)	(3,744)	2,720
iShares MSCI EAFE ETF	OCC**	61.00	06/21/19	USD	170	(1,134,920)	(3,060)	(11,006)	7,946
iShares 20 Year Treasury Bond	OCC**	118.00	06/21/19	USD	140	(1,731,100)	(2,870)	(12,610)	9,740
iShares 20 Year Treasury Bond	OCC**	122.00	06/21/19	USD	50	(618,250)	(4,675)	(7,825)	3,150
Russell 2000 Index	OCC**	1,475.00	06/21/19	USD	2	(318,242)	(1,830)	(5,145)	3,315
S&P 500 Index	OCC**	2,000.00	06/21/19	USD	25	(7,364,575)	(1,312)	(4,832)	3,520
TOTAL PUTS						$(12,626,571)	$ (17,711)	$ (53,547)	$ 35,836
TOTAL WRITTEN OPTIONS						$(19,991,146)	$ (73,086)	$ (72,630)	$ (456)

**	The Options Clearing Corp
SECTOR DIVERSIFICATION
On April 30, 2019, sector diversification of the Portfolio was as follows:
	% of Net Assets	Value
SECTOR:
Common Stocks	50.0%	$ 2,774,571
Purchased Options	45.9	2,547,125
U.S. Treasury Bill	28.7	1,597,681
TOTAL	124.6%	$ 6,919,377
Common Stocks Sold Short	(45.0)	(2,499,623)
TOTAL INVESTMENTS	79.6%	$ 4,419,754
See Notes to Financial Statements.
132

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2019 - (Unaudited)
Face Amount		Value
AGENCY NOTES* — 18.6%
	Federal Home Loan Bank — 8.6%
$10,000,000	3.250% due 11/8/21	$ 10,001,545
10,500,000	3.030% due 3/14/24	10,503,876
8,244,000	2.900% due 5/9/24[1]	8,244,033
15,000,000	2.750% due 12/13/24	15,260,451
		44,009,905
	Federal Home Loan Mortgage Corporation — 1.9%
10,000,000	2.375% due 1/13/22	10,020,840
	Federal National Mortgage Association — 8.1%
10,000,000	2.000% due 10/5/22[2]	9,905,066
10,000,000	2.625% due 9/6/24[2]	10,133,856
7,960,000	2.125% due 4/24/26	7,754,066
10,000,000	6.625% due 11/15/30	13,723,404
		41,516,392
	TOTAL AGENCY NOTES (Cost $96,092,757)	95,547,137
MORTGAGE-BACKED SECURITIES*,3 — 31.0%
	Federal Home Loan Mortgage Corporation — 7.8%
44,448	# G12342, 5.500% due 8/1/21	45,194
17,473	# J03604, 5.500% due 10/1/21	17,754
10,794	# J03649, 5.500% due 10/1/21	10,942
23,948	# G12442, 6.000% due 11/1/21	24,569
38,698	# J03536, 5.500% due 11/1/21	38,844
22,217	# G18163, 5.500% due 1/1/22	22,716
90,366	# G13396, 5.500% due 12/1/23	93,284
44,783	# D78677, 8.000% due 3/1/27	45,664
117,851	# C00742, 6.500% due 4/1/29	131,922
4,098,134	# J38111, 3.000% due 12/1/32	4,125,853
5,309	# A57845, 7.000% due 2/1/37	5,308
40,719	# A68937, 6.000% due 11/1/37	45,199
269,775	# A69653, 5.500% due 12/1/37	295,013
345,598	# A73370, 5.000% due 2/1/38	370,966
330,575	# A90421, 4.500% due 12/1/39	351,551
439,087	# A92890, 4.500% due 7/1/40	466,979
1,554,384	# A97620, 4.500% due 3/1/41	1,653,126
2,723,718	# C03770, 3.500% due 2/1/42	2,772,147
1,226,010	# Q07651, 3.500% due 4/1/42	1,246,536
3,493,235	# Q41208, 3.500% due 6/1/46	3,539,138
12,767,673	# Q46279, 3.500% due 2/1/47	12,925,582
11,852,994	# Q47596, 4.000% due 4/1/47	12,210,365
		40,438,652
	Federal National Mortgage Association — 22.9%
903	# 125275, 7.000% due 3/1/24	944
619,115	# AH6827, 4.000% due 3/1/26	637,612
637,917	# AI1657, 4.000% due 4/1/26	657,006
898,427	# AB3900, 3.000% due 11/1/26	906,536
19,467	# 373328, 8.000% due 3/1/27	19,484
1,166,916	# AK4751, 3.000% due 4/1/27	1,177,458
14,329	# 390895, 8.000% due 6/1/27	14,445
2,419,886	# AO0533, 3.000% due 6/1/27	2,441,749
76,897	# 397602, 8.000% due 8/1/27	82,863
741	# 499335, 6.500% due 8/1/29	816
4,757	# 252806, 7.500% due 10/1/29	5,536
332	# 523497, 7.500% due 11/1/29	365
6,881,589	# BC2462, 3.000% due 2/1/31	6,920,622
See Notes to Financial Statements.
133

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2019 - (Unaudited)
Face Amount		Value
MORTGAGE-BACKED SECURITIES*,3 — (Continued)
	Federal National Mortgage Association — (Continued)
$ 1,921	# 588945, 7.000% due 6/1/31	$ 2,068
9,944,701	# AS7429, 2.500% due 6/1/31	9,852,905
54,323	# 607862, 7.000% due 9/1/31	58,419
3,675	# 656872, 6.500% due 8/1/32	4,047
9,771,529	# MA3391, 3.000% due 6/1/33	9,822,765
217,066	# 789856, 6.000% due 8/1/34	242,694
59,292	# 829202, 5.000% due 7/1/35	63,589
122,703	# 826586, 5.000% due 8/1/35	131,714
28,816	# 256216, 7.000% due 4/1/36	34,069
136,833	# 898412, 5.000% due 10/1/36	146,507
15,874	# 910894, 5.000% due 2/1/37	16,919
19,520	# 912456, 6.500% due 3/1/37	21,492
363,599	# 973241, 5.000% due 3/1/38	389,654
116,474	# 975593, 5.000% due 6/1/38	124,977
118,018	# 257573, 5.500% due 2/1/39	127,001
487,988	# AD7128, 4.500% due 7/1/40	517,101
4,508,554	# AH1568, 4.500% due 12/1/40	4,778,133
2,116,592	# AH6991, 4.000% due 1/1/41	2,190,669
1,126,175	# AH4004, 4.500% due 3/1/41	1,182,735
1,201,321	# AH8351, 4.000% due 3/1/41	1,243,365
886,557	# AJ1315, 4.000% due 9/1/41	920,666
1,335,553	# AI8779, 4.000% due 11/1/41	1,382,321
2,272,378	# AJ5958, 4.000% due 12/1/41	2,351,959
961,563	# AK5070, 3.500% due 3/1/42	976,578
3,632,904	# AK5426, 3.500% due 3/1/42	3,694,521
6,057,480	# AT7682, 3.500% due 6/1/43	6,169,580
5,874,731	# AS6326, 3.500% due 12/1/45	5,945,299
6,459,613	# AS6881, 3.500% due 3/1/46	6,541,685
6,052,922	# BC0960, 4.000% due 6/1/46	6,244,011
7,754,801	# AS8966, 4.000% due 3/1/47	7,997,208
8,047,931	# AS9988, 4.500% due 7/1/47	8,425,840
7,688,005	# MA3210, 3.500% due 12/1/47	7,766,137
9,539,211	# BJ9251, 3.500% due 6/1/48	9,636,042
5,874,680	# BK4718, 4.000% due 9/1/48	6,039,827
		117,907,933
	Government National Mortgage Association — 0.3%
11,080	# 460389, 7.000% due 5/15/28	11,094
6,002	# 464049, 7.000% due 7/15/28	6,304
12,118	# 476259, 7.000% due 8/15/28	12,133
8,403	# 485264, 7.500% due 2/15/31	8,486
17,983	# 559304, 7.000% due 9/15/31	19,644
246,627	# 651859, 5.000% due 6/15/36	264,275
174,720	# 782150, 5.500% due 4/15/37	192,991
30,074	# 662521, 6.000% due 8/15/37	33,337
55,751	# 677545, 6.000% due 11/15/37	60,447
113,451	# 676291, 6.000% due 12/15/37	125,243
68,578	# 685836, 5.500% due 4/15/38	74,751
393,188	# 698235, 5.000% due 6/15/39	421,378
123,540	# 716655, 5.000% due 8/15/39	128,855
		1,358,938
	TOTAL MORTGAGE-BACKED SECURITIES (Cost $160,752,632)	159,705,523
See Notes to Financial Statements.
134

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2019 - (Unaudited)
Face Amount		Value
CORPORATE NOTES* — 32.4%
	Automotive — 0.8%
$ 2,000,000	American Honda Finance Corp., 2.650% due 2/12/21	$ 2,000,325
2,000,000	American Honda Finance Corp., 3.450% due 7/14/23[2]	2,054,687
		4,055,012
	Banking — 8.7%
10,000,000	Bank of America Corp., 7.625% due 6/1/19	10,038,697
7,000,000	Branch Banking & Trust Co., 3.625% due 9/16/25	7,138,144
11,000,000	Citibank NA, 3.650% due 1/23/24	11,322,243
10,000,000	PNC Bank NA, 2.625% due 2/17/22[2]	9,999,113
6,500,000	PNC Bank NA, 3.250% due 6/1/25	6,584,371
		45,082,568
	Beverages, Food & Tobacco — 3.9%
5,000,000	Coca-Cola Co. (The), 2.875% due 10/27/25	5,053,185
6,000,000	Coca-Cola Co. (The), 2.250% due 9/1/26	5,721,502
9,000,000	PepsiCo, Inc., 3.000% due 8/25/21	9,099,757
		19,874,444
	Communications — 3.1%
14,000,000	Amazon.com, Inc., 4.800% due 12/5/34	16,156,356
	Computer Software & Processing — 6.0%
11,250,000	Apple, Inc., 4.500% due 2/23/36	12,485,606
8,000,000	Microsoft Corp., 3.450% due 8/8/36	7,952,114
10,750,000	Oracle Corp., 2.400% due 9/15/23	10,586,297
		31,024,017
	Financial — 3.4%
10,533,000	JPMorgan Chase & Co., 4.950% due 3/25/20	10,743,502
5,000,000	JPMorgan Chase & Co., 6.400% due 5/15/38	6,552,481
		17,295,983
	Heavy Machinery — 1.1%
5,700,000	John Deere Capital Corp., 2.800% due 3/4/21[2]	5,713,693
	Insurance — 3.0%
5,100,000	Aflac, Inc., 2.875% due 10/15/26	4,996,553
10,000,000	Berkshire Hathaway Finance Corp., 4.250% due 1/15/21[2]	10,287,280
		15,283,833
See Notes to Financial Statements.
135

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2019 - (Unaudited)
Face Amount		Value
CORPORATE NOTES* — (Continued)
	Pharmaceuticals — 1.0%
$ 5,000,000	Merck & Co., Inc., 2.750% due 2/10/25	$ 4,986,146
	Retailers — 1.4%
5,325,000	Target Corp., 7.000% due 1/15/38	7,413,794
	TOTAL CORPORATE NOTES (Cost $165,259,427)	166,885,846
U.S. TREASURY NOTES/BONDS* — 16.3%
15,000,000	U.S. Treasury Bonds, 6.250% due 8/15/23	17,415,234
5,000,000	U.S. Treasury Bonds, 6.625% due 2/15/27	6,476,172
5,000,000	U.S. Treasury Bonds, 3.125% due 11/15/41	5,216,016
9,000,000	U.S. Treasury Bonds, 3.750% due 11/15/43	10,335,586
5,000,000	U.S. Treasury Bonds, 3.000% due 5/15/47	5,064,648
5,000,000	U.S. Treasury Bonds, 2.750% due 8/15/47	4,815,039
13,000,000	U.S. Treasury Notes, 1.500% due 11/30/19	12,927,891
10,000,000	U.S. Treasury Notes, 2.875% due 5/31/25	10,289,844
6,000,000	U.S. Treasury Notes, 2.250% due 8/15/27	5,904,609
5,000,000	U.S. Treasury Notes, 3.125% due 11/15/28	5,262,108
	TOTAL U.S. TREASURY NOTES/BONDS (Cost $83,733,309)	83,707,147
REPURCHASE AGREEMENT* — 2.0%
10,451,711	With Fixed Income Clearing Corp., dated 4/30/19, 0.50%, principal and interest in the amount of $10,451,856, due 5/1/19, (collateralized by a U.S. Treasury Note with a par value of $10,475,000, coupon rate of 2.750%, due 11/30/2020, market value of $10,661,109)	10,451,711
	TOTAL REPURCHASE AGREEMENT (Cost $10,451,711)	10,451,711
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 3.7%
18,804,590	State Street Navigator Securities Lending Government Money Market Portfolio	18,804,590
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $18,804,590)	18,804,590
TOTAL INVESTMENTS (Cost $535,094,426)	104.0%	$535,101,954
LIABILITIES IN EXCESS OF OTHER ASSETS	(4.0)	(20,351,607)
NET ASSETS	100.0%	$514,750,347

*	Percentages indicated are based on net assets.
[1]	When-issued security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Represents current face amount at April 30, 2019.
See Notes to Financial Statements.
136

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2019 - (Unaudited)
SECTOR DIVERSIFICATION
On April 30, 2019, sector diversification of the Portfolio was as follows:
	% of Net Assets	Value
Sector:
Corporate	32.4%	$ 166,885,846
Federal National Mortgage Association	31.0	159,424,325
U.S. Treasury Notes/Bonds	16.3	83,707,147
Federal Home Loan Mortgage Corporation	9.7	50,459,492
Federal Home Loan Bank	8.6	44,009,905
Government National Mortgage Association	0.3	1,358,938
TOTAL	98.3%	$505,845,653
REPURCHASE AGREEMENT	2.0	10,451,711
INVESTMENT OF SECURITY LENDING COLLATERAL	3.7	18,804,590
TOTAL INVESTMENTS	104.0%	$535,101,954
See Notes to Financial Statements.
137

THE GLENMEDE FUND, INC.

Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2019 - (Unaudited)
Face Amount		Value
CORPORATE NOTES* — 0.9%
	Financial — 0.9%
$359,000	JPMorgan Chase & Co., (3M USD LIBOR + 3.47%), 6.053% due 12/29/49[1]	$ 360,641
	TOTAL CORPORATE NOTES (Cost $359,000)	360,641
MUNICIPAL BONDS* — 89.8%
	Alabama — 1.4%
250,000	Alabama Federal Aid Highway Finance Authority, Revenue Bonds, 5.000% due 9/1/20	260,702
250,000	Black Belt Energy Gas District, AL, Gas Supply Revenue, Revenue Bonds, Series A, 4.000% due 7/1/46	260,373
		521,075
	Alaska — 2.4%
300,000	Alaska State, General Obligation Unlimited, Series B, 5.000% due 8/1/20	312,234
400,000	North Slope Boro, AK, General Obligation Unlimited, Series B, 5.000% due 6/30/20	415,432
200,000	Valdez, AK, Marine Terminal Revenue, Revenue Bonds, Refunding, Series B, (SPA : British Petroleum PLC), 5.000% due 1/1/21	209,968
		937,634
	Arizona — 1.1%
400,000	Yuma, AZ, Municipal Property Corp., Excise Tax Revenue, Revenue Bonds, Refunding, 5.000% due 7/1/22	439,916
	California — 1.3%
210,000	La Quinta, CA, Financing Authority, Local Agency Revenue, Tax Allocation, Series A, Prerefunded 9/1/20 @ 100, 7.900% due 9/1/31	225,053
250,000	San Diego, CA, Redevelopment Agency Tax Allocation Revenue, Series A, Prerefunded 9/1/20 @ 100, 7.750% due 9/1/40	267,090
		492,143
	Colorado — 0.4%
150,000	Weld County, CO, Reorganized School District No. RE-8, General Obligation Unlimited, (State Aid Withholding), 4.000% due 12/1/20	155,619
	Connecticut — 0.8%
270,000	Connecticut, CT, General Obligation Unlimited, Refunding, Series C, 5.000% due 6/1/24	293,801
	Florida — 2.9%
575,000	Citizens Property Insurance Corp., FL, Revenue Bonds, Series A-1, 5.000% due 6/1/19	576,530
255,000	Orlando & Orange County, FL, Expressway Authority, Revenue Bonds, Refunding, 5.000% due 7/1/23	280,446
250,000	Orlando & Orange County, FL, Expressway Authority, Revenue Bonds, Refunding, Series B (AGMC Insured), 5.000% due 7/1/21	259,510
		1,116,486
	Georgia — 1.5%
200,000	Atlanta, GA, Airport General Revenue, Revenue Bonds, Series C, 5.000% due 1/1/23	216,248
350,000	Georgia State, Road & Tollway Authority, Federal Highway Reimbursement, Revenue Bonds, Series A, 5.000% due 6/1/20	362,618
		578,866
See Notes to Financial Statements.
138

THE GLENMEDE FUND, INC.

Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2019 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Idaho — 0.5%
$200,000	Idaho, Housing & Finance Association, Revenue Bonds, 5.000% due 7/15/20	$ 207,770
	Illinois — 12.9%
150,000	Chicago, IL, O’Hare International Airport Revenue Bonds, Refunding, Series B, 5.000% due 1/1/21	158,058
300,000	Cook County, IL, School District No. 100 South Berwyn, General Obligation Unlimited, Refunding, (BAM), 4.000% due 12/1/23	320,040
500,000	DeKalb County, IL, Community Unit School District No. 428 DeKalb, General Obligation Unlimited, Refunding, 5.000% due 1/1/24[2]	566,610
400,000	Du Page & Will Counties, IL, Community School District No. 204 Indian Prairie, General Obligation Unlimited, Refunding, Series A, 5.000% due 12/30/20	420,980
400,000	Illinois State Finance Authority, Revenue Bonds, 5.000% due 1/1/20	408,828
500,000	Illinois State Finance Authority, Revenue Bonds, Series L, 4.000% due 12/1/20	518,015
	Illinois State, General Obligation Unlimited:
100,000	4.000% due 9/1/20	102,054
130,000	5.000% due 1/1/21	135,217
150,000	Illinois State, General Obligation Unlimited, Series A, 4.000% due 1/1/24	152,339
300,000	Illinois State, Health Facilities Authority Revenue, Revenue Bonds, (SPA : JP Morgan Chase Bank N.A.), 2.260% due 10/1/22[1]	300,000
300,000	Illinois State, IL, Sales Tax Revenue, Revenue Bonds, Series B, 5.250% due 6/15/34	301,290
100,000	Lake County, IL, Community College District No. 532, General Obligation Unlimited, Series A, 4.000% due 6/1/19	100,186
255,000	McHenry County, IL, Conservation District, General Obligation Unlimited, Refunding, 5.000% due 2/1/24	290,664
300,000	Regional Transportation Authority, IL, Revenue Bonds, Series A, 5.000% due 6/1/21	318,474
450,000	Regional Transportation Authority, IL, Revenue Bonds, Series A (NPFG Insured), 5.500% due 7/1/20	468,706
350,000	Will County, IL, Forest Preservation District, General Obligation Unlimited, Refunding, 5.000% due 12/15/23	396,925
		4,958,386
	Kentucky — 2.9%
300,000	Kentucky State, Property & Building Commission Revenue, Project No. 84, Revenue Bonds, Refunding, (NPFG Insured), 5.000% due 8/1/20	311,817
200,000	Kentucky State, Property and Building Commission Revenues, Revenue Bonds, Refunding, Series B, 5.000% due 8/1/20	207,878
300,000	Louisville & Jefferson County, KY, Metropolitan Government Health System Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 10/1/23	337,779
250,000	Louisville & Jefferson County, KY, Metropolitan Government Health System Revenue, Revenue Bonds, Series A, 5.000% due 10/1/19	253,215
		1,110,689
	Louisiana — 2.9%
300,000	Louisiana State, General Obligation Unlimited, Series A, 4.000% due 9/1/21	315,582
250,000	Louisiana State, University & Agricultural and Mechanical College, Auxiliary, Revenue Bonds, Refunding, 5.000% due 7/1/19	251,307
See Notes to Financial Statements.
139

THE GLENMEDE FUND, INC.

Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2019 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Louisiana — (Continued)
$500,000	New Orleans, LA, Sewage Service Revenue, Revenue Bonds, Refunding, 5.000% due 6/1/22	$ 544,075
		1,110,964
	Maryland — 0.3%
125,000	Baltimore, MD, Water Utility Project Revenue, Revenue Bonds, Series A, 5.000% due 7/1/19	125,670
	Massachusetts — 0.7%
250,000	Massachusetts State, MA, General Obligation Limited, Refunding, Series B, 5.000% due 1/1/21[2]	263,915
	Michigan — 7.0%
	Dansville, MI, Schools, General Obligation Unlimited, (QSBLF Insured):
125,000	4.000% due 5/1/19	125,000
140,000	4.000% due 5/1/20	143,087
250,000	Detroit, MI, City School District, General Obligation Unlimited, Series A, (QSBLF Insured), 6.000% due 5/1/21	270,045
260,000	L’Anse Creuse, MI, Public Schools, General Obligation Unlimited, Refunding, (QSBLF Insured), 5.000% due 5/1/20	268,421
360,000	Michigan Finance Authority, Revenue Bonds, Refunding, Series A, 5.000% due 12/1/20	378,562
400,000	Michigan State Finance Authority Revenue, Revenue Bonds, Refunding, 5.000% due 11/15/19	406,688
200,000	Michigan State Finance Authority Revenue, Revenue Bonds, Refunding, Series MI-1, 5.000% due 12/1/23	228,024
250,000	Pinconning, MI, Area Schools, General Obligation Unlimited, Refunding, (QSBLF Insured), 3.000% due 5/1/19	250,000
200,000	Ypsilanti, MI, School District, General Obligation Unlimited, Refunding, Series A, (QSBLF Insured), 5.000% due 5/1/21	211,650
400,000	Ypsilanti, MI, School District, General Obligation Unlimited, Refunding, Series B, (QSBLF Insured), 2.250% due 5/1/21	401,556
		2,683,033
	Minnesota — 2.3%
100,000	Minneapolis, MN, St. Paul, Housing & Redevelopment Authority Health Care, Revenue Bonds, Refunding, Series A, 5.000% due 11/15/20	105,091
250,000	St. Paul, MN, Housing & Redevelopment Authority Health Care, Revenue Bonds, Refunding, Series A, 5.000% due 7/1/21	267,202
500,000	St. Paul, MN, Housing & Redevelopment Authority Health Care, Revenue Bonds, Refunding, Series B, 2.353% due 7/1/19	499,665
		871,958
	Mississippi — 1.4%
500,000	Mississippi State, Development Bank, Special Obligation, Jackson Public School District Project, Revenue Bonds, Refunding, Series A, 5.000% due 4/1/21	530,250
	New Jersey — 3.5%
350,000	Camden County, NJ, Improvement Authority, Revenue Bonds, (County Guaranteed), 4.000% due 1/15/20	355,593
455,000	New Jersey State Economic Development Authority Revenue, Revenue Bonds, Refunding, Series NN, 5.000% due 3/1/22	488,588
500,000	New Jersey State Turnpike Authority, Revenue Bonds, Refunding, Series C-1, (1M USD LIBOR * 0.7+ 0.34%), 2.091% due 1/1/21[1]	500,180
		1,344,361
See Notes to Financial Statements.
140

THE GLENMEDE FUND, INC.

Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2019 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	New York — 1.5%
$200,000	New York State, Dormitory Authority, State Personal Income Tax Revenue, Refunding, Series A, 5.000% due 12/15/19	$ 204,284
350,000	New York, Metropolitan Transportation Authority Revenue, Dedicated Tax Fund, Series A, 5.255% due 11/15/22	381,087
		585,371
	North Carolina — 0.3%
100,000	New Hanover County, NC, Hospital Revenue Bonds, Refunding, 5.000% due 10/1/21	107,360
	Ohio — 3.9%
500,000	Lake, OH, Local School District Wood County, General Obligation Unlimited, Refunding, (School District Credit Program), 2.000% due 12/1/20	503,265
265,000	Ohio State University, General Receipts Athens, Revenue Bonds, Refunding, Series A, 5.000% due 12/1/20	278,491
255,000	Ohio State, Higher Educational Facility Commission, Revenue Bonds, 4.000% due 12/1/19	258,402
425,000	Ohio State, Hospital Facilities Revenue, Revenue Bonds, Series A, 5.000% due 1/15/23	458,843
		1,499,001
	Oklahoma — 0.3%
125,000	Grand River, OK, Dam Authority, Revenue Bonds, Series A, 4.000% due 6/1/19	125,231
	Pennsylvania — 15.1%
400,000	Allegheny County, PA, General Obligation Unlimited, Refunding, Series C-75, 4.000% due 11/1/21	421,920
235,000	Allegheny County, PA, Hospital Development Authority, Revenue Bonds, University of Pittsburgh Medical Center, Series A, 5.000% due 5/15/19	235,277
400,000	Bucks County, CA, Centennial School District, General Obligation Limited, Refunding, Series B, (State Aid Withholding), 5.000% due 12/15/21	433,900
390,000	Danville, PA, Area School District, General Obligation Limited, Refunding, Series B, (State Aid Withholding), 4.000% due 11/1/20	403,556
350,000	East Penn, PA, School District, General Obligation Limited, (State Aid Withholding), 2.000% due 11/15/21	350,042
300,000	East Stroudsburg, PA, Area School District, General Obligation Limited, Refunding, Series A, (State Aid Withholding), 5.000% due 9/1/20	312,882
140,000	Monroeville, PA, Finance Authority UPMC Revenue, Revenue Bonds, 5.000% due 2/15/20	143,622
250,000	Pennsylvania State Turnpike Authority, Revenue Bonds, Refunding, 5.000% due 12/1/22[2]	273,455
190,000	Pennsylvania State, General Obligation Unlimited, Refunding, 5.000% due 7/1/20	197,304
200,000	Pennsylvania State, General Obligation Unlimited, Refunding, First Series, 5.000% due 8/15/20	208,460
300,000	Pittsburgh, PA, Public Parking Authority, Revenue Bonds, Refunding, Series A, 5.000% due 12/1/23	339,075
	Pittsburgh, PA, School District, General Obligation Unlimited, Refunding, Series A, (State Aid Withholding):
225,000	4.000% due 9/1/19	226,814
200,000	5.000% due 9/1/22	214,650
300,000	Red Lion, PA, Area School District, General Obligation Limited, Refunding, Series A, (State Aid Withholding), 4.000% due 4/15/20	306,606
350,000	Schuylkill Haven, PA, Area School District, General Obligation Limited, (AGMC State Aid Withholding), 2.000% due 9/1/19	350,101
See Notes to Financial Statements.
141

THE GLENMEDE FUND, INC.

Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2019 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Pennsylvania — (Continued)
$100,000	Scranton, PA, School District, General Obligation Limited, Refunding, Series A, (State Aid Withholding), 5.000% due 6/1/19	$ 100,211
305,000	Springfield Township, PA, School District, Montgomery County, General Obligation Limited, Refunding, (State Aid Withholding), 4.000% due 11/15/20	315,544
310,000	State Public School Building Authority, Community College of Philadelphia, Revenue Bonds, Refunding, Series A, 5.000% due 6/15/22	337,950
350,000	Susquehanna Township, PA, School District, General Obligation Unlimited, Series A, (State Aid Withholding), 2.300% due 5/15/22	350,129
240,000	Westmoreland County, PA, General Obligation Unlimited, Series A, 4.000% due 8/15/24	264,223
		5,785,721
	Rhode Island — 1.1%
400,000	Rhode Island State, RI, Health and Educational Building Corporation, Public School Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 5/15/22	433,180
	Tennessee — 1.0%
370,000	Tennessee, TN, Housing Development Agency Residential Finance Program Revenue, Revenue Bonds, 1.800% due 7/1/21	370,507
	Texas — 13.0%
575,000	Arlington, TX, Higher Education Finance Corp., Revenue Bonds, Refunding, Brown Fellowship Leadership Academy, Series A, (PSF Guaranteed), 4.000% due 8/15/19	578,709
200,000	Arlington, TX, Higher Education Finance Corp., Revenue Bonds, Refunding, Series A, (PSF Guaranteed), 4.000% due 2/15/21	207,660
100,000	Brushy Creek, TX, Regional Utility Authority, Inc., Contract Revenue, Refunding, 3.000% due 8/1/20	101,633
290,000	Dallas, TX, Independent School District, General Obligation Unlimited, Series B-5, (PSF-GTD), 5.000% due 2/15/36	306,127
200,000	Denton, TX, Independent School District, General Obligation Unlimited, (PSF Guaranteed), 2.000% due 8/1/43	200,390
200,000	Georgetown, TX, Independent School District, General Obligation Unlimited, Series B, (PSF Guaranteed), 2.000% due 8/1/41	203,858
500,000	Harris County, TX, Senior Lien, Revenue Bonds, Refunding, Series A, 5.000% due 8/15/21	536,995
225,000	Houston, TX, Community College, General Obligation Limited, 5.000% due 2/15/23	252,198
400,000	Houston, TX, Independent School District, General Obligation Limited, Refunding, (PSF Guaranteed), 1.450% due 6/1/29	398,336
390,000	Lower Colorado River Texas Authority, Transmission Contract Revenue, Revenue Bonds, Refunding, 5.000% due 5/15/22	403,236
200,000	North East, TX, Independent School District, General Obligation Unlimited, Series B, (PSF Guaranteed), 1.420% due 8/1/40	197,090
400,000	North Texas, Tollway Authority Revenue, Revenue Bonds, Refunding, Series B, 5.000% due 1/1/23	446,104
210,000	Taft, TX, Independent School District, General Obligation Unlimited, Refunding, (PSF Guaranteed), 3.000% due 8/15/20	213,698
300,000	Texas State, TX, A&M University Revenue, Revenue Bonds, Series B, 5.000% due 5/15/32	338,832
565,000	Texas, TX, College Student Loan, General Obligation Unlimited, 5.500% due 8/1/21	610,618
		4,995,484
See Notes to Financial Statements.
142

THE GLENMEDE FUND, INC.

Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2019 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Washington — 3.1%
$500,000	Energy Northwest, WA, Taxable Columbia Generating Electicity Reveune, Revenue Bonds, Series E, 2.803% due 7/1/21	$ 503,140
300,000	Grant County, WA, Public Utility District No. 2, Revenue Bonds, Refunding, 2.000% due 1/1/44[1,3]	300,075
125,000	Lewis County, WA, Public Utility District No 1, Cowlitz Falls Hydroelectric Project, Revenue Bonds, Refunding, 5.000% due 10/1/22	138,905
225,000	Whatcom County,WA, School District No. 502 Ferndale, General Obligation Unlimited, Refunding, 3.000% due 12/1/21	232,477
		1,174,597
	Wisconsin — 3.3%
250,000	Wisconsin State, Health & Educational Facilities Authority Revenue, Revenue Bonds, Refunding, 5.000% due 11/15/23	283,902
450,000	Wisconsin State, Health & Educational Facilities Authority Revenue, Revenue Bonds, Series 2013B-1, 1.375% due 11/15/38	448,704
500,000	Wisconsin State, WI, Transportation Revenue, Revenue Bonds, Series 2, 5.000% due 7/1/23	551,525
		1,284,131
	Wyoming — 1.0%
400,000	Wyoming State, Community Development Authority, Revenue Bonds, Series 1, 1.950% due 12/1/22[2]	400,996
	TOTAL MUNICIPAL BONDS (Cost $34,446,979)	34,504,115
Shares
REGISTERED INVESTMENT COMPANIES* — 3.5%
41,460	BlackRock Municipal 2020 Term Trust	623,144
3,932	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund[4]	395,992
3,850	Vanguard Short-Term Corporate Bond ETF	306,960
	TOTAL REGISTERED INVESTMENT COMPANIES (Cost $1,327,341)	1,326,096
Face Amount
U.S. TREASURY NOTES/BONDS* — 8.2%
900,000	U.S. Treasury Bill, 2.285% due 5/16/19	899,102
500,000	U.S. Treasury Notes, 1.250% due 5/31/19[4]	499,518
400,000	U.S. Treasury Notes, 1.750% due 9/30/19[4]	398,812
350,000	U.S. Treasury Notes, 3.375% due 11/15/19	351,682
400,000	U.S. Treasury Notes, 1.375% due 1/15/20	397,031
400,000	U.S. Treasury Notes, 2.500% due 1/31/21	401,156
220,000	U.S. Treasury Notes, 2.500% due 1/15/22	221,409
	TOTAL U.S. TREASURY NOTES/BONDS (Cost $3,163,925)	3,168,710
See Notes to Financial Statements.
143

THE GLENMEDE FUND, INC.

Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2019 - (Unaudited)
Face Amount		Value
REPURCHASE AGREEMENT* — 0.5%
$179,304
With Fixed Income Clearing Corp., dated 4/30/19, 0.50%, principal and interest in the amount of $179,306, due 5/1/19, (collateralized by a U.S. Treasury Note with a par value of $180,000, coupon rate of 2.750%, due 11/30/2020, market value of $183,198)
		$ 179,304
TOTAL REPURCHASE AGREEMENT (Cost $179,304)		179,304
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 0.2%
82,200	State Street Navigator Securities Lending Government Money Market Portfolio	82,200
TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $82,200)		82,200
TOTAL INVESTMENTS (Cost $39,558,749)	103.1%	$39,621,066
LIABILITIES IN EXCESS OF OTHER ASSETS	(3.1)	(1,175,743)
NET ASSETS	100.0%	$38,445,323

*	Percentages indicated are based on net assets.
[1]	Floating Rate Bond. Rate shown is as of April 30, 2019.
[2]	When-issued security.
[3]	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
[4]	Securities or partial securities on loan. See Note 1.

Abbreviations:
AGMC — Assured Guaranty Municipal Corporation
BAM — Build America Mutual
NPFG — National Public Finance Guarantee Corporation
PSF — Permanent School Fund
QSBLF — Michigan Qualified School Bond Loan Fund
SPA — Stand-By Purchase Agreement
See Notes to Financial Statements.
144

THE GLENMEDE FUND, INC.

Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2019 - (Unaudited)
SECTOR DIVERSIFICATION
On April 30, 2019, sector diversification of the Portfolio was as follows:
	% of Net Assets	Value
SECTOR:
Municipal Bonds	89.8%	$ 34,504,115
U.S. Treasury Notes/Bonds	8.2	3,168,710
Registered Investment Companies	3.5	1,326,096
Corporate Notes	0.9	360,641
TOTAL	102.4%	$39,359,562
REPURCHASE AGREEMENT	0.5	179,304
INVESTMENT OF SECURITY LENDING COLLATERAL	0.2	82,200
TOTAL INVESTMENTS	103.1%	$39,621,066
See Notes to Financial Statements.
145

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2019 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — 98.2%
	Alabama — 1.2%
$ 500,000	Jefferson County, AL, Sewer Revenue Warrants, Series E, 0.000% due 10/1/34[1]	$ 194,045
500,000	Jefferson County, AL, Sewer Revenue, Series B, (AGMC Insured), 0.000% due 10/1/25[1]	416,970
1,070,000	Jefferson County, AL, Sewer Revenue, Series D, Warrants, 6.000% due 10/1/42	1,245,630
500,000	Montgomery, AL, Medical Clinic, Board Health Care Facility Revenue, Refunding, 5.000% due 3/1/30	561,605
		2,418,250
	Alaska — 0.7%
1,350,000	Alaska State, Housing Finance Corp., Revenue Bonds, Series A, 4.000% due 12/1/48	1,438,506
	Arizona — 2.9%
300,000	Arizona State, Industrial Development Authority, Education Revenue, Basis Schools Projects, Revenue Bonds, Refunding, Series A, 5.250% due 7/1/47[2]	317,964
500,000	Arizona State, Industrial Development Authority, Education Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 7/1/32[2]	512,055
125,000	Arizona State, Industrial Development Authority, Education Revenue, Revenue Bonds, Series A, 5.000% due 7/15/49[2]	132,138
300,000	Arizona State, Industrial Development Authority, Education Revenue, Revenue Bonds, Series B, 5.500% due 7/1/38[2]	319,245
500,000	Arizona State, Industrial Development Authority, Education Revenue, Traditional Schools Project, Revenue Bonds, 5.250% due 7/1/22[2]	497,965
100,000	Florence Town, Inc., AZ, Industrial Development Authority, Legacy Traditional School Project, Revenue Bonds, 5.000% due 7/1/23	103,718
750,000	Maricopa County, AZ, Industrial Development Authority, Educational Revenue, Revenue Bonds, Refunding, 5.000% due 7/1/36[2]	800,130
375,000	Maricopa County, AZ, Industrial Development Authority, Revenue Bonds, Series A, 6.000% due 7/1/52[2]	414,757
250,000	Phoenix, AZ, Industrial Development Authority, Education Revenue, Basis Schools, Inc., Revenue Bonds, 5.000% due 7/1/45[2]	260,060
500,000	Phoenix, AZ, Industrial Development Authority, Education Revenue, Basis Schools, Inc., Revenue Bonds, Refunding, 5.000% due 7/1/35[2]	528,730
405,000	Phoenix, AZ, Industrial Development Authority, Education Revenue, Basis Schools, Inc., Revenue Bonds, Refunding, Series A, 3.000% due 7/1/20[2]	404,668
	Phoenix, AZ, Industrial Development Authority, Education Revenue, Legacy Traditional Schools Project, Revenue Bonds, Series A:
300,000	5.750% due 7/1/24[2]	322,044
500,000	6.750% due 7/1/44[2]	566,535
500,000	Phoenix, AZ, Industrial Development Authority, Education Revenue, Revenue Bonds, Series A, 5.000% due 7/1/46[2]	521,670
250,000	Phoenix, AZ, Industrial Development Authority, Education Revenue, Revenue Bonds, Series B, 4.000% due 7/1/22[2]	247,435
		5,949,114
	California — 3.9%
410,000	Alhambra City, CA, Atherton Baptist Homes, Revenue Bonds, Series A, Prerefunded 1/1/20 @ 100, 7.500% due 1/1/30	426,179
See Notes to Financial Statements.
146

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2019 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	California — (Continued)
$ 250,000	California Public Finance Authority, Revenue Bonds, Refunding, 5.000% due 10/15/47	$ 275,388
400,000	California State, Infrastructure and Economic Development Bank, Revenue Bonds, Refunding, Series E, 1.750% due 11/1/26	378,000
	California State, Municipal Finance Authority, Educational Revenue, Refunding, Series A:
360,000	5.000% due 6/1/36	398,581
500,000	5.000% due 6/1/46	545,350
300,000	California State, Municipal Finance Authority, Revenue Bonds, Series A, 5.000% due 11/1/46[2]	332,160
335,000	California State, School Financing Authority, Rocketship Education Obligated Group, Revenue Bonds, Series A, 5.250% due 6/1/52[2]	350,078
250,000	California State, Statewide Communities Development Authority, CHF Irvine LLC, Revenue Bonds, 5.000% due 5/15/29	290,140
945,000	California State, Statewide Communities Development Authority, Student Housing Revenue, Revenue Bonds, 4.305% due 7/1/32	1,012,917
255,000	Corona-Norco, CA, Unified School District, Refunding, 5.000% due 9/1/24	289,366
749,282	Federal Home Loan Mortgage Corporation Multifamily ML Certificates, Revenue Bonds, 3.400% due 1/25/36	777,883
500,000	Northern, CA, Gas Authority No. 1, Gas Project Revenue, Revenue Bonds, Series B, (3M USD LIBOR * 0.67 + 0.72%), 2.457% due 7/1/27[3]	489,365
500,000	Oroville, CA, Revenue Bonds, 5.250% due 4/1/54	563,915
500,000	River Islands, CA, Public Financing Authority, Special Tax, Series A, 5.000% due 9/1/48	538,870
1,000,000	Riverside County, Redevelopment Successor Agency, Revenue Bonds, Series B, 0.000% due 10/1/39[1]	475,160
500,000	Saugus/Hart, CA, School Facilities Financing Authority, Special Tax, Refunding, 5.000% due 9/1/24	562,270
200,000	Seal Beach, CA, Community Facilities District No. 2005-1, Special Tax, Refunding, 3.000% due 9/1/29	195,464
100,000	University of California, Medical Center Pooled Revenue, Revenue Bonds, Series C2, 2.468% due 5/15/37[4]	95,192
		7,996,278
	Colorado — 10.2%
500,000	Amber Creek, Metropolitan District, General Obligation Limited, Refunding, Series A, 5.125% due 12/1/47	506,805
1,000,000	Arista, CO, Metropolitan District, General Obligation Limited, Series A, 4.375% due 12/1/28	1,020,350
1,000,000	Arkansas River Power Authority, CO, Power Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 10/1/33	1,135,710
500,000	Base Village Metropolitan District No. 2, General Obligation Limited, Refunding, Series A, 5.750% due 12/1/46	520,015
500,000	Belleview Station, CO, Metropolitan District No. 2, General Obligation Limited, Refunding, 5.000% due 12/1/36	514,435
500,000	Big Dry Creek, Metropolitan District, General Obligation Limited, Series A, 5.750% due 12/1/47	519,935
520,000	Bradburn, CO, Metropolitan District No. 2, General Obligation Limited, Refunding, Series A, 4.000% due 12/1/28	515,902
750,000	Buffalo Ridge, CO, Metropolitan District, General Obligation Limited, Series B, 7.375% due 12/15/47[5]	760,943
500,000	Clear Creek Station, Metropolitan District No. 2, General Obligation Limited, Refunding, Series A, 5.000% due 12/1/47	510,940
See Notes to Financial Statements.
147

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2019 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Colorado — (Continued)
$ 625,000	Colorado International Center, CO, Metropolitan District No. 14, General Obligation Limited, 5.875% due 12/1/46	$ 674,669
500,000	Colorado State, Health Facilities Authority, Hospital Revenue, Christian Living Neighborhoods Project, Revenue Bonds, Refunding, 5.000% due 1/1/31	543,435
400,000	Colorado State, Health Facilities Authority, Hospital Revenue, Refunding, 5.000% due 1/1/37	427,920
700,000	Colorado State, Health Facilities Authority, Hospital Revenue, Refunding, Series A, 5.250% due 5/15/37	777,903
700,000	Colorado State, Health Facilities Authority, Hospital Revenue, Revenue Bonds, Refunding, 5.000% due 6/1/37	787,633
650,000	Colorado State, Health Facilities Authority, Refunding, Series A, 5.000% due 6/1/45	709,111
165,000	Colorado State, Health Facilities Authority, Revenue Bonds, 5.625% due 6/1/43	181,795
495,000	Colorado State, Housing and Finance Authority, Non Amount Non ACE SF Mortgage, Revenue Bonds, Series C, (GNMA Insured), 4.250% due 11/1/48	532,387
250,000	Denver, CO, Urban Renewal Authority, Tax Increment Revenue, Series A, 5.250% due 12/1/39[2]	258,353
150,000	E-470, CO, Public Highway Authority, Revenue Bonds, Refunding, Series B, (1M USD LIBOR * 0.67 + 1.05%), 2.709% due 9/1/39[3]	151,157
750,000	Forest Trace, CO, Metropolitan District No. 3, Limited Tax, General Obligation Unlimited, Series A, 5.000% due 12/1/46	763,853
1,000,000	Gardens on Havana, CO, Metropolitan District No. 3, Revenue Bonds, Series A, 4.625% due 12/1/27	1,041,440
945,000	Harmony Technology Park, Metropolitan District No. 2, General Obligation Limited, 4.500% due 12/1/32	950,859
500,000	Independence Metropolitan District No 3, General Obligation Limited, Series A, 6.250% due 12/1/49	508,520
500,000	Leyden Ranch, Metropolitan District, General Obligation Unlimited, Series A, 5.125% due 12/1/47	518,185
750,000	Leyden Rock, Metropolitan District No. 10, General Obligation Limited, Series A, 5.000% due 12/1/45	763,853
500,000	Midcities Metropolitan District No. 2, CO, Special Revenue, Revenue Bonds, Refunding, Series B, 7.750% due 12/15/46[5]	501,435
271,000	Mountain Shadows, CO, Metropolitan District, General Obligation Limited, 3.250% due 12/1/20	272,409
500,000	Parkside, CO, Centre Business Improvement District, Company Special Revenue, Revenue Bonds, Series A, 6.250% due 12/1/48	501,540
500,000	Serenity Ridge, CO, Metropolitan District No. 2, General Obligation Limited, Refunding, Series A, 5.125% due 12/1/43	513,720
750,000	Solaris, CO, Metropolitan District No. 3, General Obligation Limited, Refunding, Series A, 5.000% due 12/1/36	772,777
	Southglenn, CO, Metropolitan District, Special Revenue, General Obligation Limited, Refunding:
500,000	3.000% due 12/1/21	496,675
750,000	5.000% due 12/1/30	788,302
	Southlands, CO, Metropolitan District No. 1, General Obligation Unlimited, Series A-2:
215,000	3.500% due 12/1/27	215,501
325,000	5.000% due 12/1/47	345,244
500,000	Tallyns Reach, CO, Metropolitan District No. 3, General Obligation Limited, Series A, 6.750% due 11/1/38[5]	503,095
500,000	Westcreek Metropolitan District No 2, General Obligation Limited, Series A, 5.375% due 12/1/48	501,600
		21,008,406
See Notes to Financial Statements.
148

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2019 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Connecticut — 1.1%
$ 425,000	Connecticut State Health & Educational Facilities Authority, Church Home of Hartford, Inc. Project, Revenue Bonds, Series A, 5.000% due 9/1/53[2]	$ 440,806
750,000	Hamden, CT, Facilities Revenue Bonds, Series A, 7.750% due 1/1/43	764,760
250,000	Harbor Point, CT, Infrastructure Improvement District, Special Obligation Revenue, Tax Allocation, Refunding, 5.000% due 4/1/30[2]	278,830
800,000	Mohegan Tribe of Indians, CT, Gaming Authority, Revenue Bonds, Series A, 5.500% due 8/1/26[2]	846,664
		2,331,060
	District Of Columbia — 1.0%
225,000	District of Columbia, KIPP DC Obligated Group, Revenue Bonds, Series A, 5.000% due 7/1/27	262,766
5,415,000	District of Columbia, Tobacco Settlement Financing Corp., Revenue Bonds, Series A, 0.000% due 6/15/46[1]	831,419
2,000,000	Metropolitan Washington, DC, Airports Authority Dulles Toll Road Revenue, Revenue Bonds, Series B, (AGMC Insured), 0.000% due 10/1/40[1]	901,500
		1,995,685
	Florida — 5.2%
	Atlantic, FL, Beach Floating Healthcare Facilities, Revenue Bonds, Series A:
505,000	5.000% due 11/15/33	566,342
250,000	5.000% due 11/15/53	274,298
160,000	Capital Trust Agency, FL, Educational Facilities Revenue, Viera Charter School, Inc. Project, Revenue Bonds, Series A, 5.000% due 10/15/37[2]	167,171
150,000	Collier County, FL, Health Facilities Authority, Residential Care Facility Revenue, Refunding, Series A, 3.000% due 5/1/20	151,251
200,000	Florida Development Finance Corp., Healthcare Facilities Revenue, University of Florida Health Project, Series A, 6.000% due 2/1/33	220,094
200,000	Florida State Higher Educational Facilities Financial Authority, Jacksonville University Project, Revenue Bonds, Series A-1, 5.000% due 6/1/48[2]	213,214
1,375,000	Florida State Housing Finance Corp., Revenue Bonds, Series 1 (GNMA/FNMA/FHLMC Insured), 4.000% due 7/1/49	1,463,275
250,000	Jacksonville, FL, Educational Facilities Revenue, Jacksonville University Project, Revenue Bonds, Series B, 5.000% due 6/1/53[2]	264,188
300,000	Lakewood Ranch, FL, Stewardship District, Special Assessment Revenue, 5.375% due 5/1/47	315,000
500,000	Miami, FL, World Center Community Development District, Special Assessment, 5.125% due 11/1/39	519,715
1,250,000	North Broward, FL, Hospital District, Revenue Bonds, Refunding, Series B, 5.000% due 1/1/48	1,371,762
	Orange County, FL, Health Facilities Authority Revenue:
150,000	4.000% due 8/1/19	150,708
750,000	5.000% due 8/1/40	816,877
1,000,000	Orange County, FL, Health Facilities Authority, Revenue Bonds, Refunding, 5.000% due 8/1/41	1,087,760
	Palm Beach County, FL, Health Facilities Authority, Lifespace Communities, Revenue Bonds, Refunding, Series C:
295,000	5.000% due 5/15/20	302,154
55,000	5.000% due 5/15/25	60,300
200,000	Pompano Beach, FL, John Knox Project, Revenue Bonds, 4.000% due 9/1/19	201,392
See Notes to Financial Statements.
149

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2019 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Florida — (Continued)
$ 550,000	Sarasota County, FL, Health Facilities Authority, Retirement Facilities Revenue, Revenue Bonds, Series A, 5.000% due 1/1/37	$ 587,087
	Southeast Overtown Park West Community Redevelopment Agency, FL, Series A-1:
325,000	5.000% due 3/1/20[2]	333,362
500,000	5.000% due 3/1/30[2]	554,570
185,000	Town Center at Palm Coast, FL, Community Development District, Special Assessment, 6.000% due 5/1/36[5]	185,723
	Winter Garden Village at Fowler Groves, FL, Community Development District, Special Assessment, Refunding:
500,000	3.750% due 5/1/31	495,705
500,000	4.125% due 5/1/37	495,295
		10,797,243
	Georgia — 0.4%
500,000	DeKalb County, GA, Hospital Authority, DeKalb Medical Center, Inc. Project, Revenue Bonds, Prerefunded 9/1/20 @ 100, 6.000% due 9/1/30	527,065
340,000	Macon-Bibb County, GA, Urban Development Authority, Revenue Bonds, 5.750% due 6/15/37[2]	348,163
		875,228
	Idaho — 0.6%
500,000	Idaho Health Facilities Authority, Revenue Bonds, Series A, 4.750% due 7/1/44[2]	526,470
250,000	Idaho State, Health Facilities Authority Revenue, Kootenai Health Project, Revenue Bonds, Series A, 4.375% due 7/1/34[2]	262,313
365,000	Idaho State, Housing and Finance Association, Nonprofit Facilities Revenue, Compass Charter School Project, Revenue Bonds, Series A, 6.000% due 7/1/39[2]	407,460
		1,196,243
	Illinois — 15.2%
250,000	Bolingbrook, IL, Special Service Area No 1, Special Tax, Refunding, 5.250% due 3/1/41	254,223
	Chicago, IL, Board of Education, General Obligation Unlimited, Series A:
750,000	5.000% due 12/1/41	764,520
400,000	7.000% due 12/1/46[2]	484,276
400,000	Chicago, IL, Board of Education, General Obligation Unlimited, Series A, (NPFG Insured), 0.000% due 12/1/25[1]	317,764
600,000	Chicago, IL, Board of Education, General Obligation Unlimited, Series B, 7.000% due 12/1/42[2]	728,610
	Chicago, IL, Board of Education, General Obligation Unlimited, Series B-1 (NPFG Insured):
350,000	0.000% due 12/1/19[1]	344,298
150,000	0.000% due 12/1/20[1]	143,096
1,030,000	Chicago, IL, Board of Education, General Obligation Unlimited, Series B1, (NPFG Insured), 0.000% due 12/1/31[1]	617,948
640,000	Chicago, IL, Board of Education, General Obligation Unlimited, Series C, 5.250% due 12/1/39	673,293
500,000	Chicago, IL, Board of Education, General Obligation Unlimited, Series H, 5.000% due 12/1/46	525,340
600,000	Chicago, IL, General Obligation Unlimited, (NPFG Insured), 0.000% due 1/1/31[1]	387,474
	Chicago, IL, General Obligation Unlimited, Refunding, Series A:
250,000	5.750% due 1/1/33	285,275
1,000,000	6.000% due 1/1/38	1,139,540
250,000	Chicago, IL, General Obligation Unlimited, Refunding, Series C, 5.000% due 1/1/24	270,345
See Notes to Financial Statements.
150

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2019 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Illinois — (Continued)
	Chicago, IL, General Obligation Unlimited, Series C:
$ 410,000	0.000% due 1/1/31[1]	$ 259,969
105,000	5.000% due 1/1/34	105,217
250,000	Chicago, IL, Transitional Authority, Sales Tax Receipts Revenue Bonds, 5.000% due 12/1/51	273,665
305,000	Chicago, IL, Wastewater Transmission Revenue, Revenue Bonds, Refunding, 5.500% due 1/1/30	360,278
200,000	Chicago, IL, Waterworks Revenue, Revenue Bonds, 5.000% due 11/1/24	217,590
500,000	Cook County, IL, Community College District No. 508, General Obligation Unlimited, 5.250% due 12/1/43	520,805
400,000	Illinois State Finance Authority, Christian Homes, Inc., Revenue Bonds, 5.000% due 5/15/36	420,804
150,000	Illinois State Finance Authority, Presbyterian Homes, Revenue Bonds, Series B, (1M USD LIBOR * 0.70 + 1.35%), 3.101% due 5/1/36[3]	150,446
350,000	Illinois State Finance Authority, Revenue Bonds, 4.000% due 7/1/35	375,186
255,000	Illinois State Finance Authority, Revenue Bonds, Refunding, 3.000% due 5/15/20	255,490
150,000	Illinois State Finance Authority, Revenue Bonds, Refunding, Lifespace Communities Project, Series A, 5.000% due 5/15/22	158,676
	Illinois State Finance Authority, Revenue Bonds, Refunding, Series A:
300,000	5.000% due 7/1/35	339,693
250,000	5.000% due 8/15/37	277,060
	Illinois State Finance Authority, Revenue Bonds, Refunding, Series C:
1,000,000	5.000% due 2/15/31	1,180,860
1,000,000	4.125% due 8/15/37	1,021,070
135,000	Illinois State Finance Authority, Revenue Bonds, Series B, Prerefunded 8/15/19 @ 100, 5.750% due 8/15/30	136,581
500,000	Illinois State Finance Authority, Silver Cross Hospital & Medical Center, Revenue Bonds, Series C, 5.000% due 8/15/44	547,930
	Illinois State Finance Authority, Student Housing Revenue, Dekalb II Northern Illinois, Revenue Bonds:
395,000	5.750% due 10/1/21	414,734
250,000	6.875% due 10/1/43	265,775
500,000	Illinois State Finance Authority, Student Housing Revenue, Northern Illinois University Project, Revenue Bonds, 6.000% due 10/1/24	527,845
	Illinois State Finance Authority, Student Housing Revenue, Northern Illinois University Project, Revenue Bonds, Series A:
250,000	5.000% due 7/1/35	250,508
500,000	5.000% due 7/1/47	488,880
500,000	Illinois State Finance Authority, Swedish Covenant Hospital, Revenue Bonds, Refunding, Series A, 5.000% due 8/15/34	558,985
500,000	Illinois State Housing Development Authority, Revenue Bonds, Refunding, Series A, 4.250% due 10/1/49	541,070
755,000	Illinois State Housing Development Authority, Revenue Bonds, Refunding, Series C, 3.500% due 8/1/46	783,101
475,000	Illinois State Sports Facilities Authority, Revenue Bonds, Refunding, 5.000% due 6/15/24	509,385
	Illinois State Sports Facilities Authority, State Tax Supported, Capital Apprec, Revenue Bonds, (AMBAC Insured):
500,000	0.000% due 6/15/23[1]	434,185
415,000	0.000% due 6/15/26[1]	319,201
500,000	Illinois State University, Revenue Bonds, (AGMC Insured), 5.000% due 4/1/24	557,235
See Notes to Financial Statements.
151

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2019 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Illinois — (Continued)
$ 320,000	Illinois State, Finance Authority, Charter School Revenue, Refunding and Improvement, Chicago International Charter School Project, Revenue Bonds, 5.000% due 12/1/47	$ 342,678
	Illinois State, General Obligation Unlimited:
500,000	5.000% due 1/1/30	538,485
1,000,000	5.000% due 2/1/39	1,038,120
200,000	5.000% due 1/1/41	210,022
500,000	Illinois State, General Obligation Unlimited, Series A, 5.000% due 5/1/20	513,085
850,000	Illinois State, General Obligation Unlimited, Series B, 5.000% due 11/1/19	862,427
1,250,000	Illinois State, General Obligation Unlimited, Series C, 5.000% due 11/1/29	1,370,387
1,000,000	Illinois State, General Obligation Unlimited, Series D, 5.000% due 11/1/28	1,104,650
250,000	Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue, Revenue Bonds, Refunding (BAM, NPFG Insured), 0.000% due 6/15/28[1]	187,990
1,000,000	Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue, Revenue Bonds, Series A, (NPFG Insured), 0.000% due 6/15/36[1]	516,160
500,000	Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue, Revenue Bonds, Series B, (AGMC Insured), 0.000% due 6/15/27[1]	393,780
2,000,000	Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax, Revenue Bonds, Series A, (AGMC Insured MBIA), 0.000% due 12/15/29[1]	1,413,980
500,000	Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project, Revenue Bonds, Series B, 5.000% due 12/15/40	533,630
250,000	Southern Illinois State University, Housing & Auxiliary Facilities System, Revenue Bonds, Series A, (NPFG Insured), 0.000% due 4/1/22[1]	230,470
500,000	Southern Illinois State University, Housing & Auxiliary Facilities System, Revenue Bonds, Series B1, 5.000% due 4/1/22	526,260
1,000,000	University of Illinois, Auxiliary Facilities, Revenue Bonds, Series A, (AGMC Insured), 4.000% due 4/1/36	1,054,280
500,000	Volo Village, IL, Special Service Area No. 3 & 6, Special Tax, Symphony Meadows/Lancaster Falls Project, (AGMC Insured), 2.875% due 3/1/25	505,115
497,000	Yorkville, IL, United City Special Service, Special Tax, (AGMC Insured), 3.000% due 3/1/25	505,683
250,000	Yorkville, IL, United City Special Service, Special Tax, Refunding, (AGMC Insured), 4.000% due 3/1/36	256,195
		31,291,623
	Indiana — 1.3%
	Indiana Finance Authority, Midwestern Disaster Relief Revenue, Revenue Bonds, Ohio Valley Electric Corp. Project, Series A:
750,000	5.000% due 6/1/32	757,852
300,000	5.000% due 6/1/39	301,440
	Indiana State Finance Authority, Greencroft Obligated Group, Revenue Bonds, Series A:
95,000	5.750% due 11/15/28	102,241
195,000	6.500% due 11/15/33	213,767
600,000	Indiana State Finance Authority, Revenue Bonds, 5.000% due 11/15/38	663,180
See Notes to Financial Statements.
152

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2019 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Indiana — (Continued)
	Knox County, IN, Economic Development Authority, Revenue Bonds, Refunding, Series A:
$ 300,000	5.000% due 4/1/23	$ 317,034
350,000	5.000% due 4/1/28	367,630
		2,723,144
	Iowa — 1.6%
150,000	Iowa State, Finance Authority, Midwestern Disaster Area Revenue, Iowa Fertilizer Co. LLC Project, Revenue Bonds, 5.250% due 12/1/25	161,609
250,000	Iowa State, Finance Authority, Midwestern Disaster Area Revenue, Lowa Fertilizer Co. LLC Project, Revenue Bonds, Refunding, 5.000% due 12/1/19	253,328
525,000	Iowa State, Finance Authority, Midwestern Disaster Relief Revenue, Iowa Fertilizer Co. LLC Project, Revenue Bonds, Refunding, Series A, 5.250% due 12/1/50[6]	553,917
750,000	Iowa State, Finance Authority, Midwestern Disaster Relief Revenue, Iowa Fertilizer Co. LLC Project, Revenue Bonds, Refunding, Series B, 5.250% due 12/1/50[6]	803,752
250,000	Iowa State, Finance Authority, Senior Housing Revenue, Revenue Bonds, Series A, 5.000% due 3/1/33	267,692
	Tobacco Settlement Authority, IA, Revenue Bonds, Series C:
690,000	5.375% due 6/1/38	681,561
500,000	5.625% due 6/1/46	493,445
		3,215,304
	Kansas — 0.2%
140,000	Wichita, KS, Sales Tax, Special Obligation Revenue, Revenue Bonds, Refunding, 3.000% due 9/1/23	141,058
150,000	Wyandotte County, Kansas City Unified Government, Revenue Bonds, 5.000% due 12/1/34	152,844
80,000	Wyandotte County, KS, Kansas City Unified Government, Wyandotte Plaza Project, Revenue Bonds, 4.000% due 12/1/28	81,158
		375,060
	Kentucky — 0.8%
305,000	Ashland, KY, Medical Center Revenue, Revenue Bonds, Refunding, Series A, 4.000% due 2/1/32	305,863
785,000	Kentucky Public Transportation Infrastructure Authority, Toll Revenue, Downtown Crossing Project, Revenue Bonds, Series B, 0.000% due 7/1/21[1]	734,917
100,000	Kentucky Public Transportation Infrastructure Authority, Toll Revenue, Downtown Crossing Project, Series A, 6.000% due 7/1/53	109,603
250,000	Kentucky, KY, Economic Development Finance Authority, Healthcare Revenue, Revenue Bonds, Refunding, 5.750% due 11/15/45	262,613
170,000	Louisville & Jefferson County, KY, Metropolitan Government Healthcare System, Revenue Bonds, Refunding, Series A, 5.000% due 10/1/31	196,180
		1,609,176
	Louisiana — 0.4%
895,000	Juban Crossing Economic Development District, LA, Revenue Bonds, Refunding, Series C, 7.000% due 9/15/44[2]	911,844
	Maine — 0.2%
440,000	Maine Health & Higher Educational Facilities Authority, Revenue Bonds, 5.000% due 7/1/43	466,422
See Notes to Financial Statements.
153

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2019 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Maryland — 1.7%
$1,125,000	Baltimore, MD, Special Obligation, Revenue Bonds, Refunding, Series A, 5.000% due 9/1/38	$ 1,203,975
250,000	Howard County, MD, Special Obligation, Revenue Bonds, Series A, 4.125% due 2/15/34[2]	252,867
435,000	Maryland State, Community Development Administration, Department Housing & Community Development, Revenue Bonds, Refunding, Series A, 4.500% due 9/1/48	473,785
250,000	Maryland State, Economic Development Corp., Special Obligation, Tax Allocation, 4.500% due 7/1/44	255,187
750,000	Maryland State, Health & Higher Educational Facilities Authority, Revenue Bonds, Series A, 5.000% due 1/1/21	785,160
500,000	Prince George’s County, MD, Revenue Authority, Suitland-Naylor Road Project, 5.000% due 7/1/46[2]	513,070
		3,484,044
	Michigan — 2.4%
385,000	Dearborn, MI, Economic Development Corp., Revenue Bonds, 7.500% due 11/15/44[2]	370,220
250,000	Detroit, MI, General Obligation Unlimited, 5.000% due 4/1/34	269,985
280,000	Flint, MI, Hospital Building Authority Rental, Revenue Bonds, Series A, 5.250% due 7/1/39	292,191
600,000	Grand Rapids, MI, Economic Development Corp., Beacon Hill Eastgate Project, Revenue Bonds, Refunding, Series A, 5.000% due 11/1/37	630,942
	Kentwood, MI, Economic Development Corp., Revenue Bonds, Refunding:
50,000	4.500% due 11/15/21	52,242
25,000	4.750% due 11/15/22	26,432
250,000	5.000% due 11/15/37	268,310
250,000	5.625% due 11/15/41	264,507
2,430,000	Michigan State Housing Development Authority, Safe Mortgage Revenue, Revenue Bonds, Series C, 4.250% due 6/1/49	2,611,885
200,000	Michigan State Strategic Fund, Limited Obligation Revenue, Revenue Bonds, Refunding, Series CC, 1.450% due 9/1/30	194,890
		4,981,604
	Minnesota — 0.1%
240,000	St. Paul, MN, Housing & Redevelopment Authority, Charter School Lease Revenue, Revenue Bonds, Series A, 5.500% due 7/1/38[2]	253,543
	Missouri — 1.4%
450,000	Cape Girardeau County, MO, Industrial Development Authority, Southeast Health, Revenue Bonds, Series A, 6.000% due 3/1/33	512,667
195,000	Lees Summit, MO, Special Obligation Tax Increment, Tax Allocation, Refunding, 3.500% due 11/1/23[2]	194,158
500,000	Maryland Heights, MO, Industrial Development Authority, State Louis Community ICE Center Project, Revenue Bonds, Series A, 4.375% due 3/15/30	510,860
100,000	Missouri State Health & Educational Facilities Authority, Lutheran Senior Services, Revenue Bonds, 5.000% due 2/1/25	109,518
125,000	Missouri State Health & Educational Facilities Authority, Revenue Bonds, 5.000% due 2/1/26	136,651
	Missouri State Health & Educational Facilities Authority, Revenue Bonds, Series A:
100,000	5.000% due 2/1/28	112,087
250,000	5.000% due 2/1/42	272,500
See Notes to Financial Statements.
154

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2019 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Missouri — (Continued)
$ 355,000	St. Louis County, MO, Industrial Development Authority, Senior Living Facilities, Revenue Bonds, Refunding, 5.000% due 9/1/32	$ 387,277
500,000	St. Louis County, MO, Industrial Development Authority, Senior Living Facilities, Revenue Bonds, Series A, 5.250% due 9/1/53	541,590
150,000	St. Louis County, MO, Industrial Development Authority, Senior Living Revenue, Revenue Bonds, Refunding, 5.000% due 9/1/48	158,353
		2,935,661
	Nebraska — 0.2%
300,000	Nebraska State, Investment Finance Authority, Safe Housing Revenue, Revenue Bonds, Series C, 4.000% due 9/1/48	319,473
	Nevada — 1.0%
750,000	Clark County, NV, Pollution Control Revenue, Revenue Bonds, Refunding, Series A, 1.875% due 6/1/31[4]	745,470
335,000	Department of Business & Industry, NV, Revenue Bonds, Series A, 5.000% due 7/15/27[2]	365,515
	Las Vegas, NV, Sales Tax Increment Revenue:
100,000	2.750% due 6/15/21[2]	99,346
385,000	3.500% due 6/15/25[2]	374,224
500,000	Nevada State, Department of Business and Industry, Revenue Bonds, Series A, 5.000% due 12/15/48[2]	519,660
		2,104,215
	New Jersey — 8.8%
250,000	Casino Reinvestment Development Authority, NJ, Luxury Tax Revenue, Refunding, (AGMC Insured), 5.000% due 11/1/24	280,347
500,000	New Jersey Economic Development Authority, Revenue Bonds, Refunding, Series K, (AMBAC Insured), 5.500% due 12/15/19	511,175
1,085,000	New Jersey State Economic Development Authority Revenue, Refunding, School Facilities Construction, Revenue Bonds, Series NN, 5.000% due 3/1/24	1,180,296
1,000,000	New Jersey State Economic Development Authority Revenue, Revenue Bonds, Refunding, (AGMC Insured), 5.000% due 6/1/29	1,177,750
345,000	New Jersey State Economic Development Authority School Revenue, Foundation Academy Charter School Project, Revenue Bonds, Series A, 5.000% due 7/1/38	372,131
500,000	New Jersey State Economic Development Authority, Revenue Bonds, Refunding, Series I, (SIFMA MUNI SWAP INDEX + 1.60%), 3.900% due 3/1/28[3]	498,220
2,500,000	New Jersey State Economic Development Authority, Revenue Bonds, Refunding, Series XX, 5.000% due 6/15/25	2,817,350
	New Jersey State Economic Development Authority, Revenue Bonds, Series A:
250,000	5.000% due 1/1/24	274,110
600,000	5.000% due 7/1/32	657,900
1,000,000	New Jersey State Housing and Mortgage Finance Agency, Revenue Bonds, Refunding, Series C, 4.750% due 10/1/50	1,101,740
250,000	New Jersey State Transportation Trust Fund Authority, Refunding, FED Highway Reimbursement, Revenue Bonds, Series A, 5.000% due 6/15/23	277,152
	New Jersey State Transportation Trust Fund Authority, Revenue Bonds, Series A:
875,000	5.000% due 12/15/19	891,879
1,000,000	0.000% due 12/15/35[1]	529,900
1,300,000	0.000% due 12/15/39[1]	565,825
1,000,000	New Jersey State Transportation Trust Fund Authority, Revenue Bonds, Series A, (BAM Insured), 0.000% due 12/15/27[1]	773,640
See Notes to Financial Statements.
155

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2019 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	New Jersey — (Continued)
$ 330,000	New Jersey State Transportation Trust Fund Authority, Revenue Bonds, Series AA, 5.000% due 6/15/19	$ 331,261
1,000,000	New Jersey State Transportation Trust Fund Authority, Revenue Bonds, Series B, (NPFG Insured), 5.500% due 12/15/21	1,087,830
1,195,000	New Jersey State Transportation Trust Fund Authority, Revenue Bonds, Series B-4, 5.250% due 12/15/19	1,219,880
1,000,000	New Jersey State Transportation Trust Fund Authority, Revenue Bonds, Series C, (AGMC Insured), 0.000% due 12/15/34[1]	570,480
500,000	New Jersey State Transportation Trust Fund Authority, Revenue Bonds, Series C, (AMBAC Insured), 0.000% due 12/15/35[1]	264,950
1,000,000	New Jersey State Transportation Trust Fund Authority, Revenue Bonds, Series C, (NPFG Insured), 0.000% due 12/15/31[1]	639,470
95,000	New Jersey State, Economic Development Authority, Revenue Bonds, Series A, Prerefunded 6/1/20 @ 100, 5.000% due 6/1/21	98,486
	South Jersey, NJ, Transportation Authority LLC, Revenue Bonds, Refunding, Series A:
200,000	5.000% due 11/1/26	226,032
750,000	5.000% due 11/1/32	830,505
250,000	5.000% due 11/1/33	276,245
500,000	Tobacco Settlement Financing Corp., NJ, Revenue Bonds, Refunding, Series A, 5.000% due 6/1/29	592,890
		18,047,444
	New Mexico — 0.3%
650,000	New Mexico Mortgage Finance Authority, Revenue Bonds, Series A, (GNMA/FNMA/FHLMC Insured), 4.250% due 1/1/50	703,202
	New York — 1.5%
500,000	Glen Cove, NY, Local Economic Assistance Corp., Revenue Bonds, Series C, 0.000% due 1/1/55[1]	442,770
500,000	New York City, NY, Housing Development Corp., Multi-Family Mortgage Revenue, Series E, 3.500% due 2/15/48	510,495
500,000	New York City, NY, Housing Development Corp., Multi-Family Mortgage Revenue, Series F, 4.500% due 2/15/48	523,060
700,000	New York State, Dormitory Authority Revenue, Non State Supported Debt, Refunding, 5.000% due 12/1/32[2]	804,188
760,000	New York State, Mortgage Agency, Homeowner Mortgage, Revenue Bonds, Refunding, Series 195, 4.000% due 10/1/46	795,302
		3,075,815
	North Carolina — 0.5%
500,000	North Carolina State Medical Care Commission, Revenue Bonds, 5.000% due 10/1/20	518,025
500,000	North Carolina State, Medical Care Commission, Retirement Facilities Revenue, Revenue Bonds, Series B, 5.000% due 4/1/47	523,590
		1,041,615
	Ohio — 5.3%
450,000	American Municipal Power, Inc., OH, Combination Hydroelectric Project, Revenue Bonds, Series A, 2.250% due 2/15/48[4]	451,652
2,000,000	American Municipal Power, Inc., OH, Revenue Bonds, Refunding, Series A, 2.300% due 2/15/38[4]	2,020,020
	Buckeye Tobacco Settlement Financing Authority, OH, Revenue Bonds, Series A-2:
1,000,000	6.500% due 6/1/47	995,070
545,000	5.875% due 6/1/47	516,387
600,000	Centerville, OH, Healthcare Revenue, Refunding, 5.250% due 11/1/50	630,618
See Notes to Financial Statements.
156

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2019 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Ohio — (Continued)
$1,045,000	Cuyahoga County, OH, Hospital Revenue, Refunding, 5.500% due 2/15/52	$ 1,174,371
700,000	Hamilton County, OH, Healthcare Revenue, Refunding and Improvement, Life Enriching Communities Project, Revenue Bonds, Refunding, 5.000% due 1/1/51	729,736
815,000	Licking County, OH, Health Care Facilities Authority Revenue, Refunding, Series A, 6.000% due 7/1/50	859,475
1,000,000	Lucas County, OH, Hospital Revenue, Promedica Healthcare Obligated Group, Revenue Bonds, Refunding, Series A, 5.250% due 11/15/48	1,122,880
500,000	Ohio State, Air Quality Development Authority, Pollution Control, Revenue Bonds, Refunding, Series C, 5.625% due 6/1/49[7]	500,000
380,000	Ohio State, Air Quality Development Authority, Revenue Bonds, Ohio Valley Electric Corp. Project, Series E, 5.625% due 10/1/19	384,993
	Southeastern Ohio Port Authority Hospital Facilities, Revenue Bonds:
690,000	5.000% due 12/1/19	697,866
300,000	5.750% due 12/1/32	323,583
500,000	6.000% due 12/1/42	532,120
		10,938,771
	Oklahoma — 0.1%
105,000	Fort Sill Apache Tribe, OK, Economic Development Authority, Gaming Enterprise Revenue, Series A, 8.500% due 8/25/26[2,5]	118,060
	Pennsylvania — 5.6%
500,000	Allentown , PA, Commercial & Industrial Development Authority, Revenue Bonds, Series A, 6.250% due 7/1/47[2]	501,040
125,000	Chester County, PA, Industrial Development Authority, Revenue Bonds, Refunding, Series A, 5.000% due 12/15/51	130,144
500,000	Chester County, PA, Industrial Development Authority, Special Obligation Revenue, Woodlands at Greystone Project, Revenue Bonds, 5.000% due 3/1/38[2]	516,915
	Crawford County, PA, Hospital Authority, Revenue Bonds, Refunding, Series A:
400,000	6.000% due 6/1/36	453,676
250,000	6.000% due 6/1/46	281,158
1,000,000	Doylestown, PA, Hospital Authority, Revenue Bonds, Refunding, Series A, 5.000% due 7/1/41	1,077,750
175,000	East Hempfield Township, PA, Industrial Development Authority, Revenue Bonds, Refunding, 5.000% due 12/1/26	202,312
200,000	Franklin County, PA, Industrial Development Authority, Menno-Haven, Inc. Project, Revenue Bonds, Refunding, 5.000% due 12/1/43	213,482
445,000	Montgomery County, PA, Higher Education & Health Authority, Revenue Bonds, Refunding, 5.000% due 12/1/47	472,550
	Montgomery County, PA, Industrial Development Authority, Health System Revenue, Revenue Bonds, Refunding, Series A:
420,000	5.250% due 1/15/27	475,343
250,000	5.250% due 1/15/46	273,378
	Montgomery County, PA, Industrial Development Authority, Revenue Bonds, Refunding:
105,000	5.000% due 11/15/23	113,756
500,000	5.000% due 11/15/36	560,500
100,000	5.000% due 12/1/46	106,550
530,000	Pennsylvania State, Higher Educational Facilities Authority Revenue, Revenue Bonds, Prerefunded 10/1/21 @ 100, 6.000% due 10/1/31	584,198
See Notes to Financial Statements.
157

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2019 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Pennsylvania — (Continued)
	Pennsylvania State, Higher Educational Facilities Authority, Revenue Bonds, Prerefunded 7/1/20 @ 100:
$1,080,000	5.800% due 7/1/30	$ 1,130,663
650,000	6.000% due 7/1/43	681,980
500,000	Pennsylvania State, Higher Educational Facilities Authority, Student Housing Revenue, 5.000% due 7/1/31	510,010
545,000	Pennsylvania State, Higher Educational Facilities Authority, Student Housing Revenue, Refunding, Series A, 5.000% due 7/1/25	606,225
2,225,000	Pennsylvania State, Housing Finance Agency, Revenue Bonds, (GNMA/FNMA/FHLMC Insured), 2.450% due 7/1/22[3]	2,238,305
	Philadelphia, PA, Authority for Industrial Development, Senior Living Revenue, Revenue Bonds, Refunding, Series A:
200,000	5.000% due 7/1/31	212,942
100,000	5.000% due 7/1/32	106,043
150,000	Washington County, PA, Redevelopment Authority Revenue, Tax Allocation, Refunding, 5.000% due 7/1/28	156,555
		11,605,475
	Puerto Rico — 5.8%
	Cofina Class 2 Trust, Revenue Bonds:
1,254,292	0.000% due 8/1/47[1]	335,724
2,277,953	0.000% due 8/1/54[1]	437,276
	Cofina, PR, Series 2007A Senior, National Custodian Trust, Taxable Trust Unit, Revenue Bonds:
76,023	Cofina, PR, Series 2007A Senior, National Custodian Trust, Taxable Trust Unit, Revenue Bonds, 0.000% due 8/1/43[1]	264,446
69,899	Cofina, PR, Series 2007A Senior, National Custodian Trust, Taxable Trust Unit, Revenue Bonds, 0.000% due 8/1/44[1]	243,137
13,849	Cofina, PR, Series 2007A Senior, National Custodian Trust, Taxable Trust Unit, Revenue Bonds, 0.000% due 8/1/46[1]	46,713
35,000	Commonwealth of Puerto Rico, General Obligation Unlimited, Refunding, (AGMC Insured), 4.500% due 7/1/23	35,059
260,000	Commonwealth of Puerto Rico, General Obligation Unlimited, Refunding, Series A, (NPFG Insured), 5.500% due 7/1/20	266,287
1,335,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Series A, 5.250% due 7/1/42	1,326,656
350,000	Puerto Rico Commonwealth, General Obligation Unlimited, Refunding, Series A, (AGC-ICC Insured), 5.500% due 7/1/29	388,216
200,000	Puerto Rico Commonwealth, General Obligation Unlimited, Refunding, Series A, (AGMC Insured), 5.000% due 7/1/35	206,418
315,000	Puerto Rico Commonwealth, General Obligation Unlimited, Refunding, Series A, (AMBAC Insured), 4.600% due 7/1/19	315,762
25,000	Puerto Rico Electric Power Authority, Revenue Bonds, (AGMC Insured), 5.000% due 7/1/27	25,505
610,000	Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Series DDD, (AGMC Insured), 3.625% due 7/1/23	609,860
60,000	Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Series SS, (AGMC Insured), 5.000% due 7/1/30	60,907
230,000	Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Series UU, 5.000% due 7/1/20	232,530
500,000	Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Series UU, (AGMC Insured), (3M USD LIBOR * 0.67 + 0.52%), 2.257% due 7/1/29[3]	493,750
	Puerto Rico Electric Power Authority, Revenue Bonds, Series NN, (NPFG Insured):
500,000	5.250% due 7/1/19	501,615
300,000	4.750% due 7/1/33	299,370
505,000	Puerto Rico Electric Power Authority, Revenue Bonds, Series RR, 5.000% due 7/1/28	514,342
See Notes to Financial Statements.
158

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2019 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Puerto Rico — (Continued)
$ 750,000	Puerto Rico Highway and Transportation Authority, Revenue Bonds, Refunding, Series N, (AMBAC Insured), 2.671% due 7/1/28[4]	$ 681,525
800,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Auxilio Muto, Revenue Bonds, Series A, 6.000% due 7/1/33	837,472
250,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, International American University Project, Revenue Bonds, 5.000% due 10/1/31	259,155
430,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, International American University Project, Revenue Bonds, (NPFG Insured), 4.500% due 10/1/29	430,396
100,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Refunding, ANA G Mendez University Project, Revenue Bonds, 5.500% due 12/1/31	99,784
500,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Revenue Bonds, 5.000% due 3/1/36	494,225
500,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Revenue Bonds, Refunding, 5.000% due 10/1/20	511,285
540,000	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue,Revenue Bonds, Series A, 0.000% due 7/1/37[1]	201,571
700,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Revenue Bonds, Series A-1, 5.000% due 7/1/58	689,892
	University of Puerto Rico, Revenue Bonds, Refunding, Series P:
495,000	5.000% due 6/1/19	493,762
50,000	5.000% due 6/1/20	49,875
185,000	University of Puerto Rico, Revenue Bonds, Refunding, Series P, (NPFG Insured), 5.000% due 6/1/25	187,044
	University of Puerto Rico, Revenue Bonds, Series Q:
145,000	5.000% due 6/1/19	144,638
100,000	5.000% due 6/1/25	99,125
150,000	5.000% due 6/1/36	146,625
		11,929,947
	Rhode Island — 1.4%
	Rhode Island Health & Educational Building Corp., Revenue Bonds, Refunding, Series B:
900,000	5.000% due 9/1/31	1,003,833
750,000	5.000% due 9/1/36	825,150
625,000	Rhode Island State, Housing and Mortgage Finance Corp., Revenue Bonds, Series 69-B, (GNMA/FNMA/FHLMC Insured), 4.000% due 10/1/48	666,250
4,000,000	Tobacco Settlement Financing Corp., RI, Revenue Bonds, Series A, 0.000% due 6/1/52[1]	408,760
		2,903,993
	South Carolina — 1.8%
1,786,324	Connector 2000 Association, Inc., Revenue Bonds, Series A-1, 0.000% due 1/1/42[1]	352,049
500,000	Connector 2000 Association, Inc., SC, Toll Road Revenue, Series A-1, 0.000% due 1/1/32[1]	207,750
420,000	South Carolina State, Housing Finance & Development Authority, Revenue Bonds, (GNMA / FNMA / FHLMC / FHA Insured), 4.000% due 7/1/36	441,395
See Notes to Financial Statements.
159

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2019 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	South Carolina — (Continued)
	South Carolina State, Jobs-Economic Development Authority, Health Facilities Revenue, Revenue Bonds, Refunding:
$ 410,000	5.000% due 10/1/36[2]	$ 422,788
1,090,000	5.000% due 10/1/41[2]	1,119,146
800,000	South Carolina State, Jobs-Economic Development Authority, Residential Facilities Revenue, Revenue Bonds, Refunding, 5.000% due 4/1/47	833,384
200,000	South Carolina State, Public Service Authority, Revenue Bonds, Refunding, Series A, 5.000% due 12/1/33	229,282
		3,605,794
	Texas — 5.6%
645,000	Arlington, TX, Higher Education Finance Corp., Revenue Bonds, Refunding, Series A, 5.000% due 12/1/51	699,522
455,000	Arlington, TX, Higher Education Finance Corp., Revenue Bonds, Refunding, Uplift Education, Series A, 2.750% due 12/1/26	455,892
250,000	Brazoria County, TX, Health Facilities Development Corp., Revenue Bonds, Prerefunded 7/1/20 @ 100, 5.250% due 7/1/32	276,080
360,000	Fort Bend County, TX, Industrial Development Corp., NRG Energy, Inc., Revenue Bonds, Series A, 4.750% due 5/1/38	370,033
250,000	Gregg County, TX, Health Facilities Development Corp., Revenue Bonds, Series C, Prerefunded 7/1/22 @ 100, 5.000% due 7/1/32	274,978
1,510,000	Harris County, TX, Cultural Education Facilities Finance Corp., Brazos Presbyterian Homes Project, Revenue Bonds, Refunding, 5.000% due 1/1/48	1,610,792
150,000	Harris County, TX, Cultural Education Facilities Finance Corp., Revenue Bonds, Series A, 5.000% due 1/1/43	155,420
505,000	Harrison County, TX, Health Facilities Development Corp., Good Shepard Health System, Revenue Bonds, Prerefunded 7/1/20 @ 100, 5.250% due 7/1/28	525,503
1,000,000	Mission, TX, Economic Development Corp., Solid Waste Disposal Revenue, Revenue Bonds, Series A, 1.750% due 1/1/20[4]	999,880
250,000	New Hope Cultural Education Facilities Corp., TX, Housing Revenue, Tarleton State University Project, Revenue Bonds, Series A, 5.000% due 4/1/47	263,445
	New Hope Cultural Education Facilities Corp., TX, Revenue Bonds, Series A:
500,000	5.000% due 4/1/29	539,665
600,000	5.000% due 4/1/30	653,370
950,000	New Hope Cultural Education Facilities Finance Corp., TX, Retirement Facilities Revenue, Revenue Bonds, Refunding, 5.000% due 11/15/36	1,005,565
200,000	New Hope Cultural Education Facilities Finance Corp., TX, Retirement Facilities Revenue, Revenue Bonds, Series A, 5.500% due 11/15/46	203,448
500,000	New Hope Cultural Education Facilities Finance Corp., TX, Student Housing Revenue Bonds, Series A, 5.000% due 4/1/42	504,365
	Newark Higher Education Finance Corp., TX, Education Revenue, Revenue Bonds:
300,000	5.000% due 6/15/33	308,526
500,000	5.000% due 6/15/38	510,385
230,000	Newark Higher Education Finance Corp., TX, Education Revenue, Revenue Bonds, Series A, 5.000% due 6/15/37	235,115
	Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facilities, Revenue Bonds, Refunding:
150,000	5.000% due 11/15/35	145,725
750,000	5.000% due 5/15/45	782,032
500,000	5.250% due 11/15/47	457,310
See Notes to Financial Statements.
160

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2019 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Texas — (Continued)
$ 200,000	Texas State, Department of Housing and Community Affairs, Revenue Bonds, Series A, (GNMA Insured), 4.750% due 3/1/49	$ 219,078
350,000	Wood County, TX, Central Hospital District, East Texas Medical Center, Revenue Bonds, Prerefunded 11/1/21 @ 100, 6.000% due 11/1/41	384,297
		11,580,426
	Utah — 0.3%
500,000	Hideout Local District No. 1, UT, Special Assessment, 6.750% due 8/1/37[2,5]	503,425
	Virginia — 2.5%
750,000	Farmville, VA, Industrial Development Authority Facilities, Revenue Bonds, Refunding, Series A, 5.000% due 1/1/38	825,375
500,000	Hanover County, VA, Economic Development Authority, Care Facilities Revenue, Refunding, Covenant Woods, Revenue Bonds, 5.000% due 7/1/38	537,760
295,000	Henrico County, VA, Economic Development Authority Health Care Facilities Revenue, Revenue Bonds, Refunding, Series C, 5.000% due 12/1/37	320,479
500,000	Henrico County, VA, Economic Development Authority, Residencial Care Facility Revenue, Revenue Bonds, Series A, 5.000% due 6/1/39	532,645
500,000	Newport News, VA, Industrial Development Authority, Health System Revenue, Revenue Bonds, Series A, 5.000% due 7/1/46[2]	537,585
1,000,000	Newport News, VA, Industrial Development Authority, System Revenue, Revenue Bonds, 5.330% due 7/1/45[2]	1,071,660
750,000	Norfolk, VA, Redevelopment and Housing Authority, Revenue Bonds, Series A, 5.250% due 1/1/54	793,252
500,000	Virginia State, Small Business Financing Authority, Residential Care Facility Revenue, Revenue Bonds, Refunding, Series C, 5.000% due 6/1/42	526,455
		5,145,211
	Washington — 1.2%
200,000	Kalispel Tribe of Indians Priority District, WA, Revenue Bonds, Series B, 5.250% due 1/1/38[2]	217,074
100,000	Skagit County, WA, Public Hospital District No.1, Refunding, Series A, 5.000% due 12/1/19	101,605
1,000,000	Washington State, Health Care Facilities Authority, Revenue Bonds, 5.000% due 12/1/36	1,093,280
235,000	Washington State, Housing Finance Commission, Refunding, Hearthstone Project, Revenue Bonds, Series B, 3.125% due 7/1/23[2]	235,024
325,000	Washington State, Housing Finance Commission, Refunding, Judson Park Project, Revenue Bonds, 5.000% due 7/1/38[2]	341,877
500,000	Washington State, Housing Finance Commission, Revenue Bonds, Series A, 7.000% due 7/1/45[2]	541,965
		2,530,825
	West Virginia — 0.1%
250,000	West Virginia State, Hospital Finance Authority, Revenue Bonds, Refunding, Series A, 5.000% due 1/1/43	283,715
	Wisconsin — 3.7%
500,000	Public Finance Authority, WI, Charter School Revenue, Revenue Bonds, Series A, 5.375% due 7/15/47[2]	535,005
1,000,000	Public Finance Authority, WI, Revenue Bonds, 5.750% due 4/1/42	1,048,770
See Notes to Financial Statements.
161

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2019 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Wisconsin — (Continued)
$ 260,000	Public Finance Authority, WI, Revenue Bonds, Refunding, 5.875% due 4/1/45	$ 284,866
350,000	Public Finance Authority, WI, Senior Living Revenue, Mary’s Woods at Marylhurst Project, Revenue Bonds, Refunding, Series A, 5.250% due 5/15/37[2]	373,121
90,000	Public Finance Authority, WI, Senior Living Revenue, Rose Village Project, Revenue Bonds, Series A, 5.000% due 11/15/24[2]	96,272
500,000	Public Finance Authority, WI, Student Housing, Revenue Bonds, 5.000% due 7/1/53	556,950
1,060,000	Public Finance Authority, WI, Student Housing, Revenue Bonds, Series A, 5.000% due 7/1/25	1,167,548
2,350,000	Public Finance Authority, WI, Tax Allocation, Increment Finance Grant Revenue, 0.000% due 9/1/28[1]	1,570,270
955,000	Wisconsin State, Health & Educational Facilities Authority Revenue, Revenue Bonds, Refunding, 5.000% due 6/1/41	996,753
1,000,000	Wisconsin State, Housing and Economic Development Authority, Home Ownership Revenue, Revenue Bonds, Series D, 4.000% due 3/1/47	1,064,920
		7,694,475
	TOTAL MUNICIPAL BONDS (Cost $197,436,085)	202,385,319
TOTAL INVESTMENTS (Cost $197,436,085)	98.2%	$202,385,319
OTHER ASSETS IN EXCESS OF LIABILITIES	1.8	3,668,507
NET ASSETS	100.0%	$206,053,826

*	Percentages indicated are based on net assets.
[1]	Zero Coupon Bond.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified buyers. At April 30, 2019, these securities, which are not illiquid, amounted to $24,431,676 or 11.9% of net assets for the Portfolio.
[3]	Floating Rate Bond. Rate shown is as of April 30, 2019.
[4]	Variable/Floating interest rate security. Certain variable/floating interest rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. Rate presented is as of April 30, 2019.
[5]	Illiquid security.
[6]	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
[7]	This security is in default. See Note 1.

Abbreviations:
AGC-ICC — Assured Guaranty Corporation Insured Custody Certificates
AGMC — Assured Guaranty Municipal Corporation
AMBAC — American Municipal Bond Assurance Corporation
BAM — Build America Mutual
FHA — Federal Housing Administration
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
MBIA — Municipal Bond Investors Assurance
NPFG — National Public Finance Guarantee Corporation
SIFMA — Securities Industry and Financial Markets Association
See Notes to Financial Statements.
162

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2019 - (Unaudited)
STATE DIVERSIFICATION
On April 30, 2019, State Diversification of the Portfolio was as follows:
	% of Net Assets	Value
STATE:
Illinois	15.2%	$ 31,291,623
Colorado	10.2	21,008,406
New Jersey	8.8	18,047,444
Puerto Rico	5.8	11,929,947
Pennsylvania	5.6	11,605,475
Texas	5.6	11,580,426
Ohio	5.3	10,938,771
Florida	5.2	10,797,243
California	3.9	7,996,278
Wisconsin	3.7	7,694,475
Arizona	2.9	5,949,114
Virginia	2.5	5,145,211
Michigan	2.4	4,981,604
South Carolina	1.8	3,605,794
Maryland	1.7	3,484,044
Iowa	1.6	3,215,304
New York	1.5	3,075,815
Missouri	1.4	2,935,661
Rhode Island	1.4	2,903,993
Indiana	1.3	2,723,144
Washington	1.2	2,530,825
Alabama	1.2	2,418,250
Connecticut	1.1	2,331,060
Nevada	1.0	2,104,215
District of Columbia	1.0	1,995,685
Kentucky	0.8	1,609,176
Alaska	0.7	1,438,506
Idaho	0.6	1,196,243
North Carolina	0.5	1,041,615
Louisiana	0.4	911,844
Georgia	0.4	875,228
New Mexico	0.3	703,202
Utah	0.3	503,425
Maine	0.2	466,422
Kansas	0.2	375,060
Nebraska	0.2	319,473
West Virginia	0.1	283,715
Minnesota	0.1	253,543
Oklahoma	0.1	118,060
TOTAL MUNICIPAL BONDS	98.2%	$202,385,319
TOTAL INVESTMENTS	98.2%	$202,385,319
See Notes to Financial Statements.
163

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited)
1.  Organization and Significant Accounting Policies
As of April 30, 2019, The Glenmede Fund, Inc. (the “Fund”) consists of nineteen portfolios: the Quantitative U.S. Large Cap Core Equity Portfolio, the Quantitative U.S. Large Cap Growth Equity Portfolio, the Quantitative U.S. Large Cap Value Equity Portfolio, the Quantitative U.S. Small Cap Equity Portfolio, the Quantitative International Equity Portfolio, the Responsible ESG U.S. Equity Portfolio, the Women in Leadership U.S. Equity Portfolio, the Quantitative U.S. Long/Short Equity Portfolio, the Quantitative U.S. Total Market Equity Portfolio, the Strategic Equity Portfolio, the Small Cap Equity Portfolio, the Large Cap Value Portfolio, the Equity Income Portfolio, the Secured Options Portfolio, the Global Secured Options Portfolio, the Alternative Risk Premia Portfolio, the Core Fixed Income Portfolio, the Short Term Tax Aware Fixed Income Portfolio and the High Yield Municipal Portfolio (each, a “Portfolio” and collectively, the “Portfolios”). The Fund was incorporated in the State of Maryland on June 30, 1988, and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Since January 2, 1998, the Small Cap Equity Portfolio has consisted of two classes of shares: the Advisor Class and the Institutional Class. Since June 30, 2015, the Quantitative U.S. Large Cap Core Equity Portfolio and the Quantitative U.S. Large Cap Growth Equity Portfolio have offered two classes of shares: the Advisor Class and the Institutional Class. The Institutional Classes commenced operations on December 30, 2015 and November 5, 2015, respectively. Since July 14, 2016, the Secured Options Portfolio has offered two classes of shares: the Advisor Class and the Institutional Class. The Institutional Class shares of the Secured Options Portfolio commenced operations on November 9, 2016. Since February 14, 2019, the Quantitative U.S. Long/Short Equity Portfolio has offered two classes of shares: the Advisor Class and the Institutional Class. As of April 30, 2019 the Institutional Class shares of the Quantitative U.S. Long/Short Equity Portfolio have not been issued.
The High Yield Municipal Portfolio, the Responsible ESG U.S. Equity Portfolio and the Women in Leadership U.S. Equity Portfolio commenced operations on December 22, 2015.
The Short Term Tax Aware Fixed Income Portfolio commenced operations on June 29, 2016.
The Equity Income Portfolio commenced operations on December 21, 2016.
The Quantitative U.S. Large Cap Value Equity Portfolio and Quantitative U.S. Small Cap Equity Portfolio commenced operations on November 13, 2017.
The Alternative Risk Premia Portfolio commenced operations on December 21, 2018.
The Fund is an investment company and follows accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification ("ASC") Topic 946 (“ASC 946”). The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S.”), including but not limited to ASC 946, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates, and the differences could be material. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.
Valuation of Securities:  Equity securities and options listed on a U.S. securities exchange, including exchange-traded funds (“ETFs”), for which market quotations are readily available are valued at the last quoted sale price as of the close of the exchange’s regular trading hours on the day the valuation is made. These securities are typically categorized as Level 1 in the fair value hierarchy. Price information on listed securities is taken from the exchange where the securities are primarily traded. Securities traded on the NASDAQ System are valued at the NASDAQ Official Closing Price (“NOCP”) and are typically categorized as Level 1 in the fair value hierarchy. Unlisted equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at an amount that does not exceed the asked price and is not less than the bid price and are typically categorized as Level 2. If no sales are reported, exchange traded options are valued at the mean of the bid and ask price and are typically categorized as Level 2. Options traded over-the-counter are valued using prices supplied by dealers and are typically categorized as Level 2. Securities and options listed on a foreign exchange and unlisted foreign securities that are traded on the valuation date are valued at the last quoted sales price available before the time when assets are valued and are typically categorized as Level 1. Investments in open-end registered investment companies are valued at their respective net asset values as reported by such companies, and are typically categorized as Level 1.
Bonds and other fixed-income securities are valued at the most recent quoted bid price or, when exchange valuations are used, at the latest quoted sale price on the day of valuation. Such securities are typically categorized as Level 2 in the fair value hierarchy. In addition, bond and other fixed-income securities may be valued on the basis of prices provided by a pricing service or by using a matrix or formula. In such instances, when the Portfolio’s investment advisor believes such prices reflect the fair market value of such securities and are based on observable inputs, these securities are typically categorized as Level 2. Debt securities purchased with maturities of 60 days or less at the time of purchase are valued at amortized cost and are typically categorized as Level 2. Amortized cost valuation involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument.
When market quotations are not readily available or events occur that make established valuation methods unreliable, securities and other assets are valued in a manner that is intended to reflect their fair value as determined in
164

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)
accordance with procedures approved by the Board of Directors of the Fund (the “Board”) and are typically categorized as Level 3 in the fair value hierarchy. The fair value of securities is generally determined as the amount that a Portfolio could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.
FASB ASC Topic 820 ("ASC 820") “Fair Value Measurements" defines fair value, establishes a three-level hierarchy for measuring fair value and expands disclosure about fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each Portfolio’s investments. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. These inputs are summarized in the three levels listed below:
Level 1 — quoted prices in active markets for identical investments;
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, adjusted quoted prices on foreign equity securities and others) or valuations based on quoted prices in markets that are not active; and
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
Changes in valuation techniques may result in changing an investment’s assigned level within the hierarchy.
The Quantitative U.S. Large Cap Core Equity Portfolio, Quantitative U.S. Large Cap Growth Equity Portfolio, Quantitative U.S. Large Cap Value Equity Portfolio, Quantitative U.S. Small Cap Equity Portfolio, Quantitative International Equity Portfolio, Responsible ESG U.S. Equity Portfolio, Women in Leadership U.S. Equity Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Quantitative U.S. Total Market Equity Portfolio, Strategic Equity Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio and Equity Income Portfolio had all investments with corresponding industries at Level 1 except repurchase agreements which were at Level 2, at April 30, 2019. The High Yield Municipal Portfolio had all investments with corresponding states at Level 2 at April 30, 2019.
The Portfolios did not recognize any level transfers as of the six months ended April 30, 2019. Transfers into and out of a level are typically recognized at the end of the reporting period.
The following is a summary of the inputs used as of April 30, 2019 in valuing the assets and liabilities of the Secured Options Portfolio, Global Secured Options Portfolio, Alternative Risk Premia Portfolio, Core Fixed Income Portfolio and Short Term Tax Aware Fixed Income Portfolio:
Secured Options Portfolio
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Exchange-Traded Funds	$ 14,598,142	$ —	$—	$ 14,598,142
U.S. Treasury Bill	—	133,557,188	—	133,557,188
Repurchase Agreement	—	8,123,575	—	8,123,575
Purchased Options
Calls	493,971,500	—	—	493,971,500
Puts	38,377,625	—	—	38,377,625
Total Purchased Options	532,349,125	—	—	532,349,125
Total Investments	546,947,267	141,680,763	—	688,628,030
Total	$546,947,267	$141,680,763	$—	$688,628,030
165

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)
LIABILITIES VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Written Options
Call	$(11,573,375)	$—	$—	$(11,573,375)
Puts	(2,204,412)	—	—	(2,204,412)
Total Written Options	(13,777,787)	—	—	(13,777,787)
Total	$(13,777,787)	$—	$—	$(13,777,787)
Global Secured Options Portfolio
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Exchange-Traded Fund	$53,408	$ —	$—	$ 53,408
U.S. Treasury Bills	—	1,112,232	—	1,112,232
Total Investments	53,408	1,112,232	—	1,165,640
Total	$53,408	$1,112,232	$—	$1,165,640
LIABILITIES VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Written Options
Puts	$(3,050)	$—	$—	$(3,050)
Total	$(3,050)	$—	$—	$(3,050)
Alternative Risk Premia Portfolio
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Aerospace & Defense	$ 8,962	$ —	$—	$ 8,962
Air Freight & Logistics	29,465	—	—	29,465
Automobiles	32,489	—	—	32,489
Banks	348,870	—	—	348,870
Beverages	26,760	—	—	26,760
Building Products	55,907	—	—	55,907
166

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Capital Markets	$ 79,230	$ —	$—	$ 79,230
Chemicals	47,555	—	—	47,555
Commercial Services & Supplies	89,492	—	—	89,492
Communications Equipment	28,094	—	—	28,094
Construction & Engineering	94,509	—	—	94,509
Consumer Finance	98,169	—	—	98,169
Containers & Packaging	30,988	—	—	30,988
Diversified Consumer Services	20,196	—	—	20,196
Diversified Financial Services	30,464	—	—	30,464
Electric Utilities	38,908	—	—	38,908
Electrical Equipment	53,274	—	—	53,274
Electronic Equipment, Instruments & Components	28,021	—	—	28,021
Energy Equipment & Services	11,410	—	—	11,410
Equity Real Estate Investment Trusts	251,936	—	—	251,936
Food & Staples Retailing	11,586	—	—	11,586
Food Products	27,433	—	—	27,433
Gas Utilities	9,866	—	—	9,866
Health Care Equipment & Supplies	97,661	—	—	97,661
Health Care Providers & Services	26,541	—	—	26,541
Hotels, Restaurants & Leisure	79,681	—	—	79,681
Household Durables	12,207	—	—	12,207
Household Products	6,176	—	—	6,176
Independent Power & Renewable Electricity Producer	27,512	—	—	27,512
Insurance	131,097	—	—	131,097
Internet & Direct Marketing Retail	21,193	—	—	21,193
IT Services	73,460	—	—	73,460
Leisure Product	11,369	—	—	11,369
Life Sciences Tools & Services	27,973	—	—	27,973
Machinery	143,771	—	—	143,771
Media	25,408	—	—	25,408
Metals & Mining	35,618	—	—	35,618
Mortgage Real Estate Investment Trust	27,321	—	—	27,321
Multi-Utilities	55,361	—	—	55,361
Oil, Gas & Consumable Fuels	69,578	—	—	69,578
Paper & Forest Products	20,831	—	—	20,831
Professional Services	30,212	—	—	30,212
Real Estate Management & Development	12,861	—	—	12,861
Semiconductors & Semiconductor Equipment	71,988	—	—	71,988
Software	14,187	—	—	14,187
Specialty Retail	119,505	—	—	119,505
Technology Hardware, Storage & Peripherals	55,329	—	—	55,329
Textiles, Apparel & Luxury Goods	45,511	—	—	45,511
Thrifts & Mortgage Finance	61,726	—	—	61,726
Trading Companies & Distributors	12,192	—	—	12,192
Wireless Telecommunication Services	4,718	—	—	4,718
Total Common Stocks	2,774,571	—	—	2,774,571
U.S. Treasury Bill	—	1,597,681	—	1,597,681
Purchased Options
Calls	2,363,500	—	—	2,363,500
Puts	183,625	—	—	183,625
Total Purchased Options	2,547,125	—	—	2,547,125
Total Investments	5,321,696	1,597,681	—	6,919,377
Total	$5,321,696	$1,597,681	$—	$6,919,377
167

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)
LIABILITIES VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Written Options
Call	$ (55,375)	$—	$—	$ (55,375)
Puts	(17,711)	—	—	(17,711)
Total Written Options	(73,086)	—	—	(73,086)
Common Stocks Sold Short
Aerospace & Defense	(14,404)	—	—	(14,404)
Air Freight & Logistics	(28,798)	—	—	(28,798)
Auto Components	(44,716)	—	—	(44,716)
Banks	(299,055)	—	—	(299,055)
Beverages	(25,792)	—	—	(25,792)
Capital Markets	(183,081)	—	—	(183,081)
Chemicals	(49,731)	—	—	(49,731)
Commercial Services & Supplies	(108,732)	—	—	(108,732)
Communications Equipment	(15,894)	—	—	(15,894)
Construction & Engineering	(56,480)	—	—	(56,480)
Construction Materials	(38,653)	—	—	(38,653)
Consumer Finance	(11,842)	—	—	(11,842)
Distributors	(61,606)	—	—	(61,606)
Diversified Consumer Services	(9,604)	—	—	(9,604)
Diversified Telecommunication Services	(12,206)	—	—	(12,206)
Electronic Equipment, Instruments & Components	(54,822)	—	—	(54,822)
Equity Real Estate Investment Trusts	(235,450)	—	—	(235,450)
Food Products	(13,048)	—	—	(13,048)
Gas Utilities	(24,589)	—	—	(24,589)
Health Care Equipment & Supplies	(74,252)	—	—	(74,252)
Health Care Providers & Services	(22,740)	—	—	(22,740)
Hotels, Restaurants & Leisure	(41,347)	—	—	(41,347)
Household Durables	(31,885)	—	—	(31,885)
Household Products	(10,382)	—	—	(10,382)
Industrial Conglomerates	(38,287)	—	—	(38,287)
Insurance	(80,953)	—	—	(80,953)
Internet & Direct Marketing Retail	(13,486)	—	—	(13,486)
Leisure Product	(63,465)	—	—	(63,465)
Life Sciences Tools & Services	(29,461)	—	—	(29,461)
Machinery	(117,686)	—	—	(117,686)
Mortgage Real Estate Investment Trust	(28,579)	—	—	(28,579)
Multi-line Retail	(31,937)	—	—	(31,937)
Multi-Utilities	(32,186)	—	—	(32,186)
Oil, Gas & Consumable Fuels	(77,851)	—	—	(77,851)
Professional Services	(31,488)	—	—	(31,488)
Road & Rail	(24,187)	—	—	(24,187)
Semiconductors & Semiconductor Equipment	(76,612)	—	—	(76,612)
Software	(117,380)	—	—	(117,380)
Specialty Retail	(33,906)	—	—	(33,906)
Textiles, Apparel & Luxury Goods	(28,739)	—	—	(28,739)
Thrifts & Mortgage Finance	(57,737)	—	—	(57,737)
Trading Companies & Distributors	(64,295)	—	—	(64,295)
Water Utilities	(82,279)	—	—	(82,279)
Total Common Stocks Sold Short	(2,499,623)	—	—	(2,499,623)
Total	$(2,572,709)	$—	$—	$(2,572,709)
168

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)
Core Fixed Income Portfolio
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Agency Notes
Federal Home Loan Bank	$ —	$ 44,009,905	$—	$ 44,009,905
Federal Home Loan Mortgage Corporation	—	10,020,840	—	10,020,840
Federal National Mortgage Association	—	41,516,392	—	41,516,392
Total Agency Notes	—	95,547,137	—	95,547,137
Mortgage-Backed Securities
Federal Home Loan Mortgage Corporation	—	40,438,652	—	40,438,652
Federal National Mortgage Association	—	117,907,933	—	117,907,933
Government National Mortgage Association	—	1,358,938	—	1,358,938
Total Mortgage-Backed Securities	—	159,705,523	—	159,705,523
Corporate Notes
Automotive	—	4,055,012	—	4,055,012
Banking	—	45,082,568	—	45,082,568
Beverages, Food & Tobacco	—	19,874,444	—	19,874,444
Communications	—	16,156,356	—	16,156,356
Computer Software & Processing	—	31,024,017	—	31,024,017
Financial	—	17,295,983	—	17,295,983
Heavy Machinery	—	5,713,693	—	5,713,693
Insurance	—	15,283,833	—	15,283,833
Pharmaceuticals	—	4,986,146	—	4,986,146
Retailers	—	7,413,794	—	7,413,794
Total Corporate Notes	—	166,885,846	—	166,885,846
U.S. Treasury Notes/Bonds	—	83,707,147	—	83,707,147
Repurchase Agreement	—	10,451,711	—	10,451,711
Investment of Security Lending Collateral	18,804,590	—	—	18,804,590
Total Investments	18,804,590	516,297,364	—	535,101,954
Total	$18,804,590	$516,297,364	$—	$535,101,954
Short Term Tax Aware Fixed Income Portfolio
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Corporate Notes
Financial	$ —	$ 360,641	$—	$ 360,641
Municipal Bonds
Alabama	—	521,075	—	521,075
Alaska	—	937,634	—	937,634
Arizona	—	439,916	—	439,916
California	—	492,143	—	492,143
Colorado	—	155,619	—	155,619
Connecticut	—	293,801	—	293,801
Florida	—	1,116,486	—	1,116,486
Georgia	—	578,866	—	578,866
169

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Idaho	$ —	$ 207,770	$—	$ 207,770
Illinois	—	4,958,386	—	4,958,386
Kentucky	—	1,110,689	—	1,110,689
Louisiana	—	1,110,964	—	1,110,964
Maryland	—	125,670	—	125,670
Massachusetts	—	263,915	—	263,915
Michigan	—	2,683,033	—	2,683,033
Minnesota	—	871,958	—	871,958
Mississippi	—	530,250	—	530,250
New Jersey	—	1,344,361	—	1,344,361
New York	—	585,371	—	585,371
North Carolina	—	107,360	—	107,360
Ohio	—	1,499,001	—	1,499,001
Oklahoma	—	125,231	—	125,231
Pennsylvania	—	5,785,721	—	5,785,721
Rhode Island	—	433,180	—	433,180
Tennessee	—	370,507	—	370,507
Texas	—	4,995,484	—	4,995,484
Washington	—	1,174,597	—	1,174,597
Wisconsin	—	1,284,131	—	1,284,131
Wyoming	—	400,996	—	400,996
Total Municipal Bonds	—	34,504,115	—	34,504,115
U.S. Treasury Notes/Bonds	—	3,168,710	—	3,168,710
Repurchase Agreement	—	179,304	—	179,304
Investment of Security Lending Collateral	82,200	—	—	82,200
Registered Investment Companies	1,326,096	—	—	1,326,096
Total Investments	1,408,296	38,212,770	—	39,621,066
Total	$1,408,296	$38,212,770	$—	$39,621,066
Repurchase Agreements:  Each Portfolio may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the applicable Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the applicable Portfolio to resell the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio’s holding period. The seller’s obligation is secured by collateral (underlying securities) segregated on behalf of the Portfolio. The value of the collateral at the time of execution must be at least equal to 102% of the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Portfolio has the right to sell the collateral to offset losses incurred. There is a potential for loss to a Portfolio in the event the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights. Each Portfolio’s investment advisor, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which each Portfolio enters into repurchase agreements to evaluate potential risks.
Master Repurchase Agreements (“MRA”) permit a Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the applicable Portfolio receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Portfolio upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Portfolio would recognize a liability with respect to such excess collateral to reflect the Portfolio’s obligation under bankruptcy law to return the excess to the counterparty. The gross value and related collateral received for each Portfolio’s investments in repurchase agreements as of April 30, 2019 are presented in each Portfolio’s Schedule of Portfolio Investments and the value of these investments are also presented in the Statements of Assets and Liabilities.
170

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)
Foreign Currency Translation:  The books and records of each Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at exchange rates prevailing on the dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized gains and losses on foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of each Portfolio and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment transactions. The Portfolios do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations in the market prices of securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations in the market prices of portfolio securities sold during the period.
Foreign Securities:  The Strategic Equity Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio, Equity Income Portfolio, Quantitative U.S. Large Cap Value Equity Portfolio, Quantitative U.S. Small Cap Equity Portfolio, Quantitative U.S. Large Cap Core Equity Portfolio, Quantitative U.S. Large Cap Growth Equity Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Quantitative U.S. Total Market Equity Portfolio, Responsible ESG U.S. Equity Portfolio, Women in Leadership U.S. Equity Portfolio, Secured Options Portfolio, Global Secured Options Portfolio, Alternative Risk Premia Portfolio and Quantitative International Equity Portfolio may invest in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. government. These risks include valuation of currencies and future adverse political and economic developments. Moreover, securities of some foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government. This is particularly true with respect to emerging markets in developing countries.
Options Transactions:  The Strategic Equity Portfolio, Large Cap Value Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Secured Options Portfolio, Global Secured Options Portfolio and Alternative Risk Premia Portfolio are subject to equity price risk and may purchase or write covered call options or secured put options to hedge against changes in the value of securities each Portfolio owns or expects to own. The Secured Options Portfolio, Global Secured Options Portfolio and Alternative Risk Premia Portfolio use option strategies also in an effort to earn options premiums and to provide more stable returns. These options may relate to particular securities or securities indices and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. A call option gives the option holder the right to purchase the underlying security at a specified price until a specified date. A put option gives the option holder the right to sell the underlying security at a specified price until a specified date. The risk in writing a call option is that the Portfolio may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform. Portfolio assets covering written options cannot be sold while the option is outstanding, unless replaced by similar assets. A Portfolio also risks losing all or part of the cash paid for purchasing call and put options. The Portfolios may also write over-the-counter options where completing the obligation depends upon the credit standing of the other party. The Strategic Equity Portfolio, Large Cap Value Portfolio and Quantitative U.S. Long/Short Equity Portfolio did not enter into any options transactions during the six months ended April 30, 2019. During the six months ended April 30, 2019, the Secured Options Portfolio and the Alternative Risk Premia Portfolio wrote put and call options and purchased put and call options and the Global Secured Options Portfolio wrote put options in an attempt to achieve their respective investment objective and strategies.
Lending of Portfolio Securities:  Each Portfolio, using State Street Bank and Trust Company (“State Street”) as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lenders’ fees. These fees are disclosed as “Income from security lending” in the Statements of Operations, net of expenses retained by State Street as compensation for its services as lending agent. Each applicable Portfolio receives cash collateral (which may be invested by the lending agent in short-term instruments) and/or non-cash collateral (which may include U.S. Treasuries and/or U.S. Government Agency securities), in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the applicable Portfolio on the next business day. On behalf of the Quantitative U.S. Long/Short Equity Portfolio, the Quantitative U.S. Total Market Equity Portfolio and the Alternative Risk Premia Portfolio, some or all of the cash collateral may be used to finance short sales. The cash collateral received for the Quantitative U.S. Long/Short Equity Portfolio was not used to finance short sales during the six months ended April 30, 2019. During the six months ended April 30, 2019, the cash collateral received by the Quantitative U.S. Large Cap Core Equity Portfolio, Quantitative U.S. Large Cap Growth Equity Portfolio, Quantitative U.S. Large Cap Value Equity Portfolio, Quantitative U.S. Small Cap Equity Portfolio, Quantitative International Equity Portfolio, Responsible ESG U.S. Equity Portfolio, Women in Leadership U.S. Equity Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Strategic Equity Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio, Equity Income Portfolio, Short Term Tax Aware Fixed Income Portfolio and Core Fixed Income Portfolio was invested in the State Street Navigator Securities Lending Government Money Market Portfolio, which is a 1940 Act money market fund. To the extent that advisory or other fees paid by the State Street Navigator
171

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)
Securities Lending Government Money Market Portfolio are for the same or similar services as fees paid by the applicable Portfolio, there will be a layering of fees, which would increase expenses and decrease returns. Information regarding the value of the securities loaned and the value of the cash collateral at period end is included at the end of each applicable Portfolio’s Statement of Assets and Liabilities, Schedule of Portfolio Investments and Note 7. Non-cash collateral is not disclosed as it is held by the lending agent on behalf of the Portfolio, and the Portfolio does not have the ability to re-hypothecate those securities. A Portfolio could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities when due. A Portfolio may also record realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. Such loans would involve risks of delay in receiving additional collateral in the event that the collateral decreased below the value of the securities loaned or risks of the loss of rights in the collateral should the borrower of the securities fail financially.
Real Estate Investment Trusts:  The Portfolios may invest in real estate investment trusts (“REITs”), which pool investors’ funds for investment, primarily in income producing real estate or real estate-related loans or interests. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement to distribute to its shareholders or unitholders at least 90% of its taxable income for each taxable year.
A shareholder in a Portfolio, by investing in REITs through the Portfolio, will bear not only the shareholder’s proportionate share of the expenses of the Portfolio, but also, indirectly, the management expenses of the underlying REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income, or the REIT’s failure to maintain exemption from registration under the 1940 Act. Dividends representing a return of capital are reflected as a reduction of cost and/or as a realized gain when the amount of the return of capital is conclusively determined. See each Portfolio’s Schedule of Portfolio Investments for REIT securities held as of April 30, 2019.
Securities Sold Short:  The Quantitative U.S. Long/Short Equity Portfolio, Quantitative U.S. Total Market Equity Portfolio and Alternative Risk Premia Portfolio may engage in short sales, which are sales by the applicable Portfolio of securities which have been borrowed from a third party on the expectation that the market price will decline. If the price of the securities declines, the Portfolio will make a profit by purchasing the securities in the open market at a lower price than the one at which it sold the securities. If the price of the securities increases, the Portfolio may have to cover its short positions at a higher price than the short sale price, resulting in a loss. Gains are limited to the price at which the Portfolios sold the security short, while losses are potentially unlimited in size. Each Portfolio pledges securities and/or other assets, which may include cash collateral from securities lending activities, to the lender as collateral. Proceeds received from short sales may be maintained by the lender as collateral or may be released to the Portfolio and used to purchase additional securities or for any other purpose. Each Portfolio is required to segregate an amount of cash, cash equivalents or other appropriate liquid marketable securities with the custodian in an amount at least equal to the current market value of the securities sold short (less any additional collateral held by the lender) and the amount of any securities lending cash collateral used to finance short sales until the Portfolio replaces a borrowed security. Depending on arrangements made with the lender or custodian, the Portfolio may not receive any payments (including interest) on the deposits made with the lender or custodian. The Portfolio is liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are recorded as an expense of the Portfolio. As of April 30, 2019, the Quantitative U.S. Long/Short Equity Portfolio and Alternative Risk Premia Portfolio pledged cash in the amount of $200,696,684 and $1,134,653, respectively, to State Street, as collateral for short sales. This amount is included in the “Cash collateral on deposit at broker” on the Statement of Assets and Liabilities. The Quantitative U.S. Long/Short Equity Portfolio, Quantitative U.S. Total Market Equity Portfolio and Alternative Risk Premia Portfolio also pledged securities in the amount of $44,775,290, $28,952,676 and $2,704,553, respectively, to State Street, as collateral for short sales. In addition, State Street has a perfected security interest in a portion of each such Portfolio’s assets.
Investment Company Securities and Exchange-Traded Funds:  Subject to applicable regulatory requirements, each Portfolio may invest in shares of other registered investment companies, including ETFs. Pursuant to orders issued by the SEC to certain ETFs and procedures approved by the Board, each Portfolio may seek to invest in certain ETFs beyond the statutory limitations, provided the Portfolio complies with certain conditions of the SEC orders and any applicable investment limitations. Some ETFs seek to track the performance of a particular market index. These indices include both broad-market indices and more narrowly-based indices, including those relating to particular sectors, markets, regions, or industries. However, some ETFs have an actively managed investment objective. ETF shares and closed-end fund shares are traded like traditional equity securities on a national securities exchange or NASDAQ.
Fixed Income and Municipal Securities:  The Alternative Risk Premia Portfolio, Core Fixed Income Portfolio, High Yield Municipal Portfolio and Short Term Tax Aware Fixed Income Portfolio invest in fixed income securities. The value of fixed income securities tends to fluctuate with changes in interest rates. Generally, their value will decrease when interest rates rise and increase when interest rates fall. Fixed income securities are also subject to the risk that an issuer will be unable to make principal and interest payments when due which could adversely impact a Portfolio’s return and net asset value. Changes in the credit rating of a debt security held by a Portfolio could have a similar effect. Fixed
172

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)
income securities with longer maturities are more susceptible to interest rate fluctuations than those with shorter maturities. Although governmental financial regulators, including the Federal Reserve, have taken steps to maintain historically low interest rates; the Federal Reserve has been gradually raising interest rates.
The High Yield Municipal Portfolio invests primarily in municipal securities. The value of, payment of interest on, repayment of principal for, and the ability to sell a municipal security may be affected by constitutional amendments, legislation, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located. A credit rating downgrade, bond default, or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of some or all of the municipal obligations of that state or territory. In addition, since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Portfolio’s investments in municipal securities. There is some risk that a portion or all of the interest received from certain tax-exempt municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
Securities Transactions and Investment Income:  Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividend income for foreign securities is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded “net of withholding tax” as soon thereafter as a Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis and includes, when appropriate, amortization of premiums and accretion of discounts using the effective interest method.
Securities purchased or sold on a when-issued or delayed-delivery basis may be settled after a period longer than the regular settlement time of trade date plus three business days. Interest income is accrued based on the terms of the security on settlement date. Each Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.
Dividends and Distributions to Shareholders:  Dividends from net investment income, if any, of the Core Fixed Income Portfolio, Short Term Tax Aware Fixed Income Portfolio and High Yield Municipal Portfolio are declared and paid monthly. Dividends from net investment income, if any, of the Quantitative U.S. Large Cap Core Equity Portfolio, Quantitative U.S. Large Cap Growth Equity Portfolio, Quantitative U.S. Large Cap Value Equity Portfolio, Quantitative U.S. Small Cap Equity Portfolio, Quantitative International Equity Portfolio, Responsible ESG U.S. Equity Portfolio, Women in Leadership U.S. Equity Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Quantitative U.S. Total Market Equity Portfolio, Strategic Equity Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio, Equity Income Portfolio, Secured Options Portfolio, Global Secured Options Portfolio and Alternative Risk Premia Portfolio are declared and paid quarterly. Each Portfolio distributes any net realized capital gains on an annual basis. Additional distributions of net investment income and capital gains for each Portfolio may be made at the discretion of the Board in order to avoid a nondeductible excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended (the “Code”).
Income and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the U.S. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Portfolio, timing differences and differing characterization of distributions made by each Portfolio.
Income and Expense Allocation:  Expenses which are not readily identifiable to a specific Portfolio are allocated among Portfolios taking into consideration, among other things, the nature and type of expenses and the relative size of each Portfolio. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class, such as shareholder servicing fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class.
Federal Income Taxes:  Each Portfolio intends to continue to qualify as a regulated investment company by complying with the requirements of the Code applicable to regulated investment companies, and by distributing substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the U.S.
“ Accounting for Uncertainty in Income Taxes — an interpretation of FASB ASC 740” (“ASC 740”) clarifies the accounting for uncertainty in income taxes recognized in accordance with ASC 740, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. Each Portfolio’s federal tax returns filed in the 3-year period ended October 31, 2018 remain subject to examination by the Internal Revenue Service.
173

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)
On October 31, 2018, the tax year end of the Fund, the following Portfolios had available capital loss carryforwards to be utilized in future periods to offset future capital gains as follows:
Portfolio	Unlimited (Short Term)	Unlimited (Long Term)
Quantitative U.S. Large Cap Value Equity Portfolio	$ 24,532	$ —
Quantitative U.S. Small Cap Equity Portfolio	2,798	—
Quantitative International Equity Portfolio	2,136,441	—
Quantitative U.S. Long/Short Equity Portfolio	19,680,918	—
Global Secured Options Portfolio*	5,059,957	1,642,909
Core Fixed Income Portfolio	188,259	1,793,311
Short Term Tax Aware Fixed Income Portfolio	104,157	27,826
High Yield Municipal Portfolio	430,216	298,379
During the fiscal year ended October 31, 2018, the following Portfolios utilized capital loss carryforwards:
Quantitative International Equity Portfolio	$12,291,805
Quantitative U.S. Long/Short Equity Portfolio	1,573,567
Global Secured Options Portfolio	260,887
On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernized several of the federal income and excise tax provisions related to regulated investment companies, and, with certain exceptions, was effective for taxable years beginning after December 22, 2010. Among the changes made were changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. Rules in effect prior to the effective date of the Act limited the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after the effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if any, may expire unused.
*Utilization of the capital loss carryforwards of the Global Secured Options Portfolio is limited currently and in future years pursuant to Internal Revenue Code Section 382.
As of October 31, 2018, the tax year end of the Fund, the components of distributable earnings on a tax basis were as follows:
Portfolio	Undistributed Tax-exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Appreciation/ (Depreciation)	Other Temporary Differences	Loss Carryforwards	Total Distributable Earnings
Quantitative U.S. Large Cap Core Equity Portfolio	$ —	$ 3,602,100	$214,187,260	$495,678,312	$ —	$ —	$ 713,467,672
Quantitative U.S. Large Cap Growth Equity Portfolio	—	3	438,972,348	750,860,230	—	—	1,189,832,581
Quantitative U.S. Large Cap Value Equity Portfolio	—	6,286	—	(4,093)	—	(24,532)	(22,339)
Quantitative U.S. Small Cap Equity Portfolio	—	5,038	—	26,928	—	(2,798)	29,168
Quantitative International Equity Portfolio	—	204,147	—	6,817,485	—	(2,136,441)	4,885,191
Responsible ESG U.S. Equity Portfolio	—	25,300	782,741	1,925,420	—	—	2,733,461
Women in Leadership U.S. Equity Portfolio	—	18,444	614,530	1,360,160	—	—	1,993,134
174

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)
Portfolio	Undistributed Tax-exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Appreciation/ (Depreciation)	Other Temporary Differences	Loss Carryforwards	Total Distributable Earnings
Quantitative U.S. Long/Short Equity Portfolio	$ —	$ —	$ —	$ 57,574,273	$ (20,798)	$(19,680,918)	$ 37,872,557
Quantitative U.S. Total Market Equity Portfolio	—	57,048	6,593,129	22,116,014	(11,206)	—	28,754,985
Strategic Equity Portfolio	—	229,232	2,691,438	86,159,587	—	—	89,080,257
Small Cap Equity Portfolio	—	58,747,688	389,455,454	52,810,237	—	—	501,013,379
Large Cap Value Portfolio	—	39,870	6,239,316	6,004,832	—	—	12,284,018
Equity Income Portfolio	—	163,305	300,464	331,494	—	—	795,263
Secured Options Portfolio	—	5,534,681	13,316,289	7,013,832	(18,386)	—	25,846,416
Global Secured Options Portfolio	—	179,322	844,921	(121,703)	472,081**	(6,702,866)	(5,328,245)
Core Fixed Income Portfolio	—	915,960	—	(19,658,912)	—	(1,981,570)	(20,724,522)
Short Term Tax Aware Fixed Income Portfolio	22,719	—	—	(258,407)	—	(131,983)	(367,671)
High Yield Municipal Portfolio	489,648	—	—	(1,664,458)	—	(728,595)	(1,903,405)
**Refer to footnote 2 for additional information on the nature of the temporary difference.
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, nontaxable dividends received from investments and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.
The tax character of distributions paid during the fiscal year ended October 31, 2018, was as follows:
Portfolio	Tax Exempt	Ordinary Income	Long-Term Gains
Quantitative U.S. Large Cap Core Equity Portfolio	$ —	$29,331,979	$111,721,370
Quantitative U.S. Large Cap Growth Equity Portfolio	—	21,319,668	73,196,841
Quantitative U.S. Large Cap Value Equity Portfolio	—	12,152	—
Quantitative U.S. Small Cap Equity Portfolio	—	3,800	—
Quantitative International Equity Portfolio	—	8,716,752	—
Responsible ESG U.S. Equity Portfolio	—	140,449	62,301
Women in Leadership U.S. Equity Portfolio	—	138,167	84,949
Quantitative U.S. Total Market Equity Portfolio	—	272,471	2,233,678
Strategic Equity Portfolio	—	1,954,304	13,725,891
Small Cap Equity Portfolio	—	8,032,428	334,339,639
Large Cap Value Portfolio	—	2,424,660	3,556,789
Equity Income Portfolio	—	342,890	79
Secured Options Portfolio	—	17,251,876	32,671,135
Global Secured Options Portfolio	—	90,635	—
Core Fixed Income Portfolio	—	11,591,006	1,755,129
Short Term Tax Aware Fixed Income Portfolio	214,377	58,601	—
High Yield Municipal Portfolio	5,272,841	126,090	—
For the fiscal year ended October 31, 2018, permanent differences between financial and tax reporting related primarily to REITs, foreign currency gain/(loss), distribution reallocations, non-deductible blue sky expenses and excise taxes paid, dividend expense reclass for short positions, net operating losses, liquidating distributions, nontaxable dividends received from investments and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies were identified and reclassified among the components of each Portfolio’s net assets as identified below. These reclassifications had no effect on net assets.
175

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)
Portfolio	Total distributable earnings	Paid-in capital
Quantitative U.S. Large Cap Core Equity Portfolio	$2,123	$(2,123)
Quantitative U.S. Large Cap Value Equity Portfolio	4,814	(4,814)
Quantitative U.S. Small Cap Equity Portfolio	4,814	(4,814)
Responsible ESG U.S. Equity Portfolio	191	(191)
Quantitative U.S. Long/Short Equity Portfolio	6,693	(6,693)
As of April 30, 2019, aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value were as follows:
Portfolio	Cost	Appreciation	(Depreciation)	Net
Quantitative U.S. Large Cap Core Equity Portfolio	$2,202,728,634	$587,468,170	$ 27,558,407	$559,909,763
Quantitative U.S. Large Cap Growth Equity Portfolio	2,400,449,316	893,853,441	26,301,581	867,551,860
Quantitative U.S. Large Cap Value Equity Portfolio	1,877,101	157,500	48,353	109,147
Quantitative U.S. Small Cap Equity Portfolio	1,327,478	179,750	54,506	125,244
Quantitative International Equity Portfolio	282,247,977	31,536,292	5,719,408	25,816,884
Responsible ESG U.S. Equity Portfolio	20,970,764	3,330,414	206,206	3,124,208
Women in Leadership U.S. Equity Portfolio	17,950,334	2,820,657	99,320	2,721,337
Quantitative U.S. Long/Short Equity Portfolio	57,042,365	60,143,919	29,249,492	30,894,427
Quantitative U.S. Total Market Equity Portfolio	63,431,694	20,170,800	3,118,440	17,052,360
Strategic Equity Portfolio	150,620,462	108,925,883	2,849,967	106,075,916
Small Cap Equity Portfolio	2,863,475,891	439,092,917	202,278,372	236,814,545
Large Cap Value Portfolio	52,913,257	8,208,364	1,067,201	7,141,163
Equity Income Portfolio	20,610,907	2,929,268	166,179	2,763,089
Secured Options Portfolio	666,674,891	8,175,351	—	8,175,351
Global Secured Options Portfolio	1,153,477	9,113	—	9,113
Alternative Risk Premia Portfolio	4,298,032	293,933	245,297	48,636
Core Fixed Income Portfolio	535,094,426	4,051,887	4,044,359	7,528
Short Term Tax Aware Fixed Income Portfolio	39,558,860	136,645	74,439	62,206
High Yield Municipal Portfolio	197,448,635	5,696,674	759,990	4,936,684
Other:  In the normal course of business, the Fund enters into contracts that may include agreements to indemnify another party under given circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the Fund. However, based on experience, the risk of material loss from such claims is considered to be remote.
2.  Revision to Previously Issued Financial Statements
Subsequent to the issuance of the October 31, 2017 financial statements, management identified that the Global Secured Options Portfolio (the “Portfolio”) had an ownership change on January 26, 2017, which limits the Portfolio’s ability to utilize capital loss carryforwards to offset capital gains for purposes of calculating distributable income. As a result, the Portfolio should have reflected undistributed long term gains in the amount of $472,081 related to 2017. Accordingly, the undistributed long-term gain and capital loss carry forward amounts that were disclosed in the Federal Income Taxes footnote of the October 31, 2017 financial statements for this Portfolio were understated and overstated, respectively, by this amount. There was no impact to the statement of assets and liabilities, statement of operations, statement of changes in net assets, the financial highlights or any other disclosures for the year ended October 31, 2017. To correct for the error, the table below reflects the revisions to the components of distributable earnings on a tax basis as of October 31, 2017 for the Global Secured Options Portfolio:
	As of October 31, 2017
	As Reported	Adjustment	As Revised
Undistributed Long Term Gain	$—	$472,081	$472,081
Capital Loss Carryforwards	(6,491,672)	(472,081)	(6,963,753)
Undistributed Ordinary Income	79,478	—	79,478
Unrealized Appreciation/(Depreciation)	874,005	—	874,005
Total Distributable Earnings	(5,538,189)	—	(5,538,189)
On October 31, 2017, after correction for the error described above, the Global Secured Options Portfolio had the following capital loss carryforwards, utilization of which is limited pursuant to Internal Revenue Code Section 382 in future years:
Short Term ($5,107,951)
176

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)
Long Term ($1,855,802)
During the fiscal year ended October 31, 2017, after correction for the error described above, the Global Secured Options Portfolio utilized capital loss carryforwards in the amount of $637,419.
3.  Financial Instruments and Hedging Activities
Disclosures about Derivative Instruments and Hedging Activities:  Each Portfolio follows FASB ASC Topic 815 “Disclosures about Derivative Instruments and Hedging Activities” (“ASC 815”). ASC 815 requires enhanced disclosures about each Portfolio’s use of, and accounting for, derivative instruments and the effect on the results of each Portfolio’s operations and financial position. At April 30, 2019 and during the period then ended, the Secured Options Portfolio, the Global Secured Options Portfolio and the Alternative Risk Premia Portfolio had the following derivatives and transactions in derivatives, grouped into appropriate risk categories, none of which have been designated as hedging instruments:
Secured Options Portfolio
Asset Derivatives
	Equity Contracts Risk	Total
Options Purchased[1]	$532,349,125	$532,349,125
Total Value	$532,349,125	$532,349,125
Liability Derivatives
	Equity Contracts Risk	Total
Options Written[2]	$(13,777,787)	$(13,777,787)
Total Value	$(13,777,787)	$(13,777,787)
Realized Gain (Loss)
	Equity Contracts Risk	Total
Options Purchased[3]	$(105,500,250)	$(105,500,250)
Options Written[4]	93,519,166	93,519,166
Total Realized Gain (Loss)	$ (11,981,084)	$ (11,981,084)
Change in Appreciation (Depreciation)
	Equity Contracts Risk	Total
Options Purchased[5]	$ 148,547,170	$ 148,547,170
Options Written[6]	(128,475,522)	(128,475,522)
Total Change in Appreciation (Depreciation)	$ 20,071,648	$ 20,071,648
Number of Contracts, Notional Amounts or Shares/Units7
	Equity Contracts Risk	Total
Options Purchased	5,595	5,595
Options Written	(6,846)	(6,846)
177

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)
Global Secured Options Portfolio
Liability Derivatives
	Equity Contracts Risk	Total
Options Written[2]	$(3,050)	$(3,050)
Total Value	$(3,050)	$(3,050)
Realized Gain (Loss)
	Equity Contracts Risk	Total
Options Purchased[3]	$(406,525)	$(406,525)
Options Written[4]	358,153	358,153
Total Realized Gain (Loss)	$ (48,372)	$ (48,372)
Change in Appreciation (Depreciation)
	Equity Contracts Risk	Total
Options Purchased[5]	$ 206,455	$ 206,455
Options Written[6]	(132,697)	(132,697)
Total Change in Appreciation (Depreciation)	$ 73,758	$ 73,758
Number of Contracts, Notional Amounts or Shares/Units7
	Equity Contracts Risk	Total
Options Purchased	1	1
Options Written	(53)	(53)
Alternative Risk Premia Portfolio
Asset Derivatives
	Equity Contracts Risk	Total
Options Purchased[1]	$2,547,125	$2,547,125
Total Value	$2,547,125	$2,547,125
Liability Derivatives
	Equity Contracts Risk	Total
Options Written[2]	$(73,086)	$(73,086)
Total Value	$(73,086)	$(73,086)
178

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)
Realized Gain (Loss)
	Equity Contracts Risk	Total
Options Purchased[3]	$139,005	$139,005
Options Written[4]	(45,749)	(45,749)
Total Realized Gain (Loss)	$ 93,256	$ 93,256
Change in Appreciation (Depreciation)
	Equity Contracts Risk	Total
Options Purchased[5]	$40,585	$40,585
Options Written[6]	(457)	(457)
Total Change in Appreciation (Depreciation)	$40,128	$40,128
Number of Contracts, Notional Amounts or Shares/Units7
	Equity Contracts Risk	Total
Options Purchased	13	13
Options Written	(141)	(141)

[1]	Statement of Assets and Liabilities location: Investments at value.
[2]	Statement of Assets and Liabilities location: Options written, at value.
[3]	Statement of Operations location: Amount is included in Net realized gain (loss) on Investments.
[4]	Statement of Operations location: Amount is included in Net realized gain (loss) on Options written.
[5]	Statement of Operations location: Amount is included in Net change in unrealized gain (loss) of Investments.
[6]	Statement of Operations location: Amount is included in Net change in unrealized gain (loss) of Options written.
[7]	Amounts disclosed represents average number of contracts, notional amounts, or shares/units outstanding during the period ended April 30, 2019.
4.  Investment Advisory Fee, Administration Fee and Other Related Party Transactions
Glenmede Investment Management LP (the “Advisor”), a wholly-owned subsidiary of The Glenmede Trust Company, N.A. (“Glenmede Trust”), serves as investment advisor to the Quantitative U.S. Large Cap Core Equity Portfolio, Quantitative U.S. Large Cap Growth Equity Portfolio, Quantitative U.S. Large Cap Value Equity Portfolio, Quantitative U.S. Small Cap Equity Portfolio, Quantitative International Equity Portfolio, Responsible ESG U.S. Equity Portfolio, Women in Leadership U.S. Equity Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Quantitative U.S. Total Market Equity Portfolio, Strategic Equity Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio, Equity Income Portfolio, Secured Options Portfolio, Global Secured Options Portfolio, Alternative Risk Premia Portfolio, Core Fixed Income Portfolio, Short Term Tax Aware Fixed Income Portfolio and High Yield Municipal Portfolio pursuant to investment management agreements with the Fund. Under these agreements, the Advisor manages the Portfolios, subject to the general supervision of the Board.
Capital Guardian Trust Company (“CGTC”) serves as sub-advisor to the High Yield Municipal Portfolio. CGTC is a wholly-owned subsidiary of Capital Group International, Inc., which is owned by Capital Research and Management Company, a wholly-owned subsidiary of The Capital Group Companies, Inc. The Advisor has agreed to pay CGTC a fee for its sub-investment advisory services to the High Yield Municipal Portfolio, calculated daily and payable monthly, at the annual rate of the High Yield Municipal Portfolio’s average daily net assets as follows: 0.38% of the first $300,000,000 of the net assets; 0.34% of the net assets between $300,000,000 and $1 billion; and 0.30% of the net assets in excess of $1 billion.
179

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)
Under the investment management agreements, the Portfolios pay the Advisor a management fee on a monthly basis in an amount equal to the following annual rates of the average daily net assets of each Portfolio:
Fund Name	Management Fee on Net Assets
Quantitative U.S. Large Cap Core Equity Portfolio	0.55%
Quantitative U.S. Large Cap Growth Equity Portfolio	0.55%
Quantitative U.S. Large Cap Value Equity Portfolio	0.55%*
Quantitative U.S. Small Cap Equity Portfolio	0.55%*
Quantitative International Equity Portfolio	0.75%**
Responsible ESG U.S. Equity Portfolio	0.55%*
Women in Leadership U.S. Equity Portfolio	0.55%*
Quantitative U.S. Long/Short Equity Portfolio	1.20%***
Quantitative U.S. Total Market Equity Portfolio	1.20%***
Strategic Equity Portfolio	0.55%
Small Cap Equity Portfolio	0.55%
Large Cap Value Portfolio	0.55%
Equity Income Portfolio	0.55%*
Secured Options Portfolio	0.55%
Global Secured Options Portfolio	0.55%**
Alternative Risk Premia Portfolio	0.55%**
Core Fixed Income Portfolio	0.35%
Short Term Tax Aware Fixed Income Portfolio	0.35%****
High Yield Municipal Portfolio	0.65%**
* The Advisor has contractually agreed to waive its management fees and/or reimburse expenses to the extent that the Quantitative U.S. Large Cap Value Equity Portfolio’s, Quantitative U.S. Small Cap Equity Portfolio’s, Responsible ESG U.S. Equity Portfolio’s, Women in Leadership U.S. Equity Portfolio’s and Equity Income Portfolio’s total annual operating expenses exceed 0.85% of such Portfolio’s average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2020 which are included, if any, under the caption “Less expenses waived/reimbursed” in the Statement of Operations. Shareholders of the Portfolios will be notified if these waivers/reimbursements are discontinued after that date.
** The Advisor has contractually agreed to waive its management fees and/or reimburse expenses to the extent that the High Yield Municipal Portfolio’s, Alternative Risk Premia Portfolio’s, since February 26, 2016 the Quantitative International Equity Portfolio’s and since February 28, 2019 the Global Secured Options Portfolio’s total annual operating expenses exceed 1.00% of such Portfolio’s average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2020 which are included, if any, under the caption “Less expenses waived/reimbursed” in the Statement of Operations. Shareholders of the Portfolios will be notified if these waivers/reimbursements are discontinued after that date.
*** The Advisor has contractually agreed to waive a portion of its management fees so that, after giving effect to such contractual waiver, the management fee for the Quantitative U.S. Long/Short Equity and Quantitative U.S. Total Market Equity Portfolios is 0.85% of such Portfolio’s average daily net assets. The Advisor has also contractually agreed to waive an additional portion of its management fees and/or reimburse the Portfolios to the extent that total annual Portfolio operating expenses, as a percentage of the Portfolio’s average daily net assets, exceed 1.25% of the average daily net assets of the Quantitative U.S. Long/Short Equity Portfolio’s Advisor Class shares, 1.05% of the average daily net assets of the Quantitative U.S. Long/Short Equity Portfolio’s Institutional Class shares and 1.25% of the average daily net assets of the Quantitative U.S. Total Market Equity Portfolio (excluding Acquired Fund fees and expenses, short-sale dividends, prime broker interest, brokerage commissions, taxes, interest, and extraordinary expenses). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2020, which are included under the caption “Less expenses waived/ reimbursed” in the Statement of Operations. Shareholders of the Portfolios will be notified if the waivers/reimbursements are discontinued after that date.
**** The Advisor has contractually agreed to waive its management fees and/or reimburse expenses to the extent that the Short Term Tax Aware Fixed Income Portfolio’s total annual operating expenses exceed 0.55% of the Portfolio’s average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2020, which are included, if any, under the caption “Less expenses waived/reimbursed” in the Statement of Operations. Shareholders of the Portfolio will be notified if these waivers and/or reimbursements are discontinued after that date.
180

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)
Under a Shareholder Servicing Agreement, the following Portfolios pay Glenmede Trust shareholder servicing fees for providing or arranging to provide shareholder support services to the beneficial owner of the Portfolios and share classes listed below:
Shareholder Servicing Fee on Net Assets
Quantitative U.S. Large Cap Core Equity Portfolio (Advisor Class)	0.20%
Quantitative U.S. Large Cap Growth Equity Portfolio (Advisor Class)	0.20%
Quantitative U.S. Large Cap Value Equity Portfolio	0.20%
Quantitative U.S. Small Cap Equity Portfolio	0.20%
Quantitative International Equity Portfolio	0.25%
Responsible ESG U.S. Equity Portfolio	0.20%
Women in Leadership U.S. Equity Portfolio	0.20%
Quantitative U.S. Long/Short Equity Portfolio (Advisor Class)	0.20%
Quantitative U.S. Total Market Equity Portfolio	0.20%
Strategic Equity Portfolio	0.20%
Small Cap Equity Portfolio (Advisor Class)	0.25%
Small Cap Equity Portfolio (Institutional Class)	0.05%
Large Cap Value Portfolio	0.20%
Equity Income Portfolio	0.20%
Secured Options Portfolio (Advisor Class)	0.20%
Global Secured Options Portfolio	0.20%
Alternative Risk Premia Portfolio	0.20%
Core Fixed Income Portfolio	0.10%
Short Term Tax Aware Fixed Income Portfolio	0.10%
High Yield Municipal Portfolio	0.25%
State Street serves as administrator, transfer agent, dividend-paying agent and custodian with respect to the Fund. The Fund pays State Street a fee based on the combined aggregate average daily net assets of the Portfolios and The Glenmede Portfolios, an affiliated registered investment company, plus transaction charges for certain transactions and out-of-pocket expenses. The fee is computed daily and paid monthly. These fees can be found under the caption “Administration, transfer agent and custody fees” in the Statement of Operations.
Foreside Fund Officer Services, LLC (formerly known as Foreside Compliance Services, LLC) is paid an annual fee plus out-of-pocket expenses for the provision of personnel and services related to the Fund’s compliance program. The Fund’s Chief Compliance Officer is a Director of Foreside Financial Group, LLC.
Quasar Distributors, LLC (“Quasar”) serves as distributor of each Portfolio’s shares. The distributor receives no fees from the Fund in connection with distribution services provided to the Fund. The Advisor pays Quasar’s fees and out-of-pocket expenses for the distribution services it provides to the Fund.
The Fund pays each Board member an annual fee of $74,000 plus $5,000 for each Board meeting attended and out-of-pocket expenses incurred in attending Board meetings, and the Audit Committee Chairman receives an annual fee of $10,000 for his services as Chairman of the Audit Committee. These fees can be found under the caption “Directors’ fees and expenses” in the Statement of Operations.
Expenses for the six months ended April 30, 2019 include legal fees paid to Drinker Biddle & Reath LLP as legal counsel to the Fund and the independent Directors. A partner of the law firm is Secretary of the Fund. These fees are included in the amount shown under the caption “Professional fees” in the Statement of Operations.
5.  Purchases and Sales of Securities
For the six months ended April 30, 2019, the cost of purchases and proceeds from sales of investment securities other than U.S. government securities and short-term securities were:
Portfolio	Purchases	Sales
Quantitative U.S. Large Cap Core Equity Portfolio	$1,152,595,728	$1,409,479,854
Quantitative U.S. Large Cap Growth Equity Portfolio	1,150,605,961	1,659,621,075
Quantitative U.S. Large Cap Value Equity Portfolio	1,367,463	537,873
Quantitative U.S. Small Cap Equity Portfolio	1,041,918	765,547
Quantitative International Equity Portfolio	146,666,602	253,560,455
Responsible ESG U.S. Equity Portfolio	12,791,253	11,937,946
Women in Leadership U.S. Equity Portfolio	9,871,843	9,589,585
Quantitative U.S. Long/Short Equity Portfolio	275,908,478	285,990,509
Quantitative U.S. Total Market Equity Portfolio	60,723,660	73,085,775
181

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)
Portfolio	Purchases	Sales
Strategic Equity Portfolio	$ 20,123,117	$ 16,526,368
Small Cap Equity Portfolio	787,357,755	1,305,306,764
Large Cap Value Portfolio	18,357,812	33,136,473
Equity Income Portfolio	5,735,707	3,383,058
Secured Options Portfolio	—	—
Global Secured Options Portfolio	55,825	969,401
Alternative Risk Premia Portfolio	3,596,525	3,260,887
Core Fixed Income Portfolio	15,977,481	64,635,170
Short Term Tax Aware Fixed Income Portfolio	15,835,183	2,400,037
High Yield Municipal Portfolio	39,787,522	35,831,363
For the six months ended April 30, 2019, the cost of purchases and proceeds from sales of long-term U.S. government securities were:
Portfolio	Purchases	Sales
Core Fixed Income Portfolio	$95,831,740	$40,187,327
6.  Common Stock
Changes in the capital shares outstanding were as follows:
	Period Ended 04/30/19		Year Ended 10/31/18
	Shares	Amount	Shares	Amount
Quantitative U.S. Large Cap Core Equity Portfolio — Advisor
Sold	5,798,384	$ 148,313,498	11,436,924	$ 328,633,948
Issued as reinvestment of dividends	6,399,147	156,438,512	3,462,603	97,124,284
Redeemed	(13,564,772)	(348,772,754)	(16,137,755)	(464,126,218)
Net Decrease	(1,367,241)	$ (44,020,744)	(1,238,228)	$ (38,367,986)
Quantitative U.S. Large Cap Core Equity Portfolio — Institutional
Sold	4,810,482	$ 123,373,105	9,524,939	$ 275,611,925
Issued as reinvestment of dividends	2,280,041	55,809,405	1,037,112	29,172,255
Redeemed	(6,950,093)	(179,710,847)	(2,618,343)	(75,387,364)
Net Increase (Decrease)	140,430	$ (528,337)	7,943,708	$ 229,396,816
Quantitative U.S. Large Cap Growth Equity Portfolio — Advisor
Sold	4,214,027	$ 122,812,728	13,654,036	$ 456,555,937
Issued as reinvestment of dividends	11,620,638	314,943,552	2,076,091	66,958,982
Redeemed	(23,688,049)	(698,285,972)	(31,460,232)	(1,054,413,273)
Net Decrease	(7,853,384)	$(260,529,692)	(15,730,105)	$ (530,898,354)
Quantitative U.S. Large Cap Growth Equity Portfolio — Institutional
Sold	10,063,553	$ 302,438,642	8,907,593	$ 298,176,710
Issued as reinvestment of dividends	3,701,238	100,380,396	637,383	20,607,718
Redeemed	(7,506,398)	(217,444,294)	(13,887,458)	(475,942,233)
Net Increase (Decrease)	6,258,393	$ 185,374,744	(4,342,482)	$ (157,157,805)
Quantitative U.S. Large Cap Value Equity Portfolio[1]
Sold	84,484	$ 818,192	110,464	$ 1,111,439
Issued as reinvestment of dividends	1,448	13,669	718	7,488
Net Increase	85,932	$ 831,861	111,182	$ 1,118,927
182

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)
	Period Ended 04/30/19		Year Ended 10/31/18
	Shares	Amount	Shares	Amount
Quantitative U.S. Small Cap Equity Portfolio[1]
Sold	38,054	$ 374,999	104,551	$ 1,047,000
Issued as reinvestment of dividends	564	5,414	199	2,200
Redeemed	(11,325)	(113,303)	—	—
Net Increase	27,293	$ 267,110	104,750	$ 1,049,200
Quantitative International Equity Portfolio
Sold	1,473,502	$ 19,550,482	2,986,388	$ 45,382,680
Issued as reinvestment of dividends	4,224	55,327	9,425	138,826
Redeemed	(9,808,492)	(127,375,196)	(4,252,311)	(63,344,194)
Net Decrease	(8,330,766)	$(107,769,387)	(1,256,498)	$ (17,822,688)
Responsible ESG U.S. Equity Portfolio
Sold	213,107	$ 2,874,844	594,885	$ 8,663,609
Issued as reinvestment of dividends	59,223	770,141	4,781	67,264
Redeemed	(168,129)	(2,294,990)	(57,712)	(831,159)
Net Increase	104,201	$ 1,349,995	541,954	$ 7,899,714
Women in Leadership U.S. Equity Portfolio
Sold	175,619	$ 2,175,498	563,130	$ 7,760,641
Issued as reinvestment of dividends	50,229	617,532	7,076	95,546
Redeemed	(158,374)	(2,097,857)	(53,235)	(730,267)
Net Increase	67,474	$ 695,173	516,971	$ 7,125,920
Quantitative U.S. Long/Short Equity Portfolio — Advisor[2]
Sold	1,585,539	$ 19,415,374	—	$ —
Issued as reinvestment of dividends	12,553	153,769	—	—
Redeemed	(4,982,173)	(61,467,036)	—	—
Net Decrease	(3,384,081)	$ (41,897,893)	—	$ —
Quantitative U.S. Total Market Equity Portfolio
Sold	213,315	$ 3,647,602	1,723,936	$ 33,819,877
Issued as reinvestment of dividends	384,376	6,191,830	120,421	2,304,688
Redeemed	(932,016)	(16,230,653)	(970,888)	(19,031,024)
Net Increase (Decrease)	(334,325)	$ (6,391,221)	873,469	$ 17,093,541
Strategic Equity Portfolio
Sold	1,058,022	$ 25,327,059	1,145,929	$ 28,701,105
Issued as reinvestment of dividends	114,524	2,622,270	574,373	13,884,433
Redeemed	(803,877)	(19,174,736)	(824,116)	(20,709,125)
Net Increase	368,669	$ 8,774,593	896,186	$ 21,876,413
Small Cap Equity Portfolio — Advisor
Sold	4,145,895	$ 98,721,353	3,287,497	$ 101,730,528
Issued as reinvestment of dividends	6,924,340	155,278,815	4,554,760	135,920,304
Redeemed	(20,311,454)	(491,956,638)	(8,626,027)	(268,783,662)
Net Decrease	(9,241,219)	$(237,956,470)	(783,770)	$ (31,132,830)
Small Cap Equity Portfolio — Institutional
Sold	21,715,808	$ 534,016,331	27,435,565	$ 900,043,906
Issued as reinvestment of dividends	4,246,296	100,830,012	2,364,451	74,045,002
Redeemed	(20,845,449)	(539,852,181)	(15,368,773)	(495,386,462)
Net Increase	5,116,655	$ 94,994,162	14,431,243	$ 478,702,446
Large Cap Value Portfolio
Sold	781,137	$ 7,173,787	998,661	$ 11,022,329
Issued as reinvestment of dividends	693,631	6,231,939	449,330	4,939,648
Redeemed	(2,343,744)	(22,627,027)	(1,359,618)	(14,931,958)
Net Increase (Decrease)	(868,976)	$ (9,221,301)	88,373	$ 1,030,019
183

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)
	Period Ended 04/30/19		Year Ended 10/31/18
	Shares	Amount	Shares	Amount
Equity Income Portfolio
Sold	468,435	$ 4,985,771	719,858	$ 8,280,206
Issued as reinvestment of dividends	41,016	438,870	442	5,065
Redeemed	(237,757)	(2,535,569)	(230,561)	(2,631,038)
Net Increase	271,694	$ 2,889,072	489,739	$ 5,654,233
Secured Options Portfolio — Advisor
Sold	5,083,791	$ 60,294,856	9,995,489	$ 124,211,619
Issued as reinvestment of dividends	780,736	9,103,403	2,170,190	26,085,680
Redeemed	(16,527,668)	(195,719,017)	(10,947,356)	(135,365,729)
Net Increase (Decrease)	(10,663,141)	$(126,320,758)	1,218,323	$ 14,931,570
Secured Options Portfolio — Institutional
Sold	10,170,618	$ 118,263,161	11,550,437	$ 145,823,677
Issued as reinvestment of dividends	599,104	7,015,540	1,552,885	18,712,267
Redeemed	(13,814,617)	(160,121,142)	(9,602,946)	(119,072,547)
Net Increase (Decrease)	(3,044,895)	$ (34,842,441)	3,500,376	$ 45,463,397
Global Secured Options Portfolio
Sold	25,330	$ 249,999	5,989	$ 63,788
Issued as reinvestment of dividends	2,491,580	1,497,340	3	32
Redeemed	(153,225)	(1,579,292)	(770,906)	(8,405,463)
Net Increase (Decrease)	2,363,685	$ 168,047	(764,914)	$ (8,341,643)
Alternative Risk Premia Portfolio[3]
Sold	533,604	$ 5,474,310	—	$ —
Redeemed	(29)	(301)	—	—
Net Increase	533,575	$ 5,474,009	—	$ —
Core Fixed Income Portfolio
Sold	5,212,744	$ 55,861,785	8,648,799	$ 92,745,217
Issued as reinvestment of dividends	23,891	254,415	226,667	2,473,400
Redeemed	(4,221,288)	(45,000,236)	(6,870,199)	(73,991,276)
Net Increase	1,015,347	$ 11,115,964	2,005,267	$ 21,227,341
Short Term Tax Aware Fixed Income Portfolio
Sold	1,663,959	$ 16,566,026	506,071	$ 5,018,252
Redeemed	(476,753)	(4,748,767)	(1,244,972)	(12,352,546)
Net Increase (Decrease)	1,187,206	$ 11,817,259	(738,901)	$ (7,334,294)
High Yield Municipal Portfolio
Sold	1,585,325	$ 16,345,058	3,870,050	$ 39,914,227
Redeemed	(924,625)	(9,539,367)	(1,408,224)	(14,456,842)
Net Increase	660,700	$ 6,805,691	2,461,826	$ 25,457,385

[1]	Portfolio commenced operations on November 13, 2017.
[2]	Class was re-named Advisor Class on February 14, 2019.
[3]	Portfolio commenced operations on December 21, 2018.
As of April 30, 2019, with the exception of the Small Cap Equity Portfolio, Large Cap Value Portfolio, Quantitative U.S. Large Cap Core Equity Portfolio, Quantitative U.S. Large Cap Growth Equity Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Quantitative U.S. Total Market Equity Portfolio and Secured Options Portfolio, Glenmede Trust, on behalf of its clients, holds of record and has voting and/or investment authority over a significant portion of each Portfolio’s outstanding shares. The following Portfolios have shareholders which, to the Fund’s knowledge, own beneficially 5% or
184

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)
more of the shares outstanding of a Portfolio as of April 30, 2019. The total percentage of the shares of a Portfolio held by such shareholders is as follows:
	5% or Greater Shareholders
Portfolio	# of Shareholders	% of Shares Held
Quantitative U.S Large Cap Core Equity Portfolio (Advisor Class)	2	53
Quantitative U.S. Large Cap Core Equity Portfolio (Institutional Class)	3	87
Quantitative U.S. Large Cap Growth Equity Portfolio (Advisor Class)	2	69
Quantitative U.S. Large Cap Growth Equity Portfolio (Institutional Class)	3	83
Quantitative U.S. Large Cap Value Equity Portfolio	5	93
Quantitative U.S. Small Cap Equity Portfolio	2	93
Responsible ESG U.S. Equity Portfolio	4	30
Women in Leadership U.S. Equity Portfolio	5	40
Quantitative U.S. Long/Short Equity Portfolio (Advisor Class)	2	13
Quantitative U.S. Total Market Equity Portfolio	3	40
Small Cap Equity Portfolio (Advisor Class)	2	51
Small Cap Equity Portfolio (Institutional Class)	2	80
Large Cap Value Portfolio	2	16
Equity Income Portfolio	4	30
Secured Options Portfolio (Advisor Class)	2	32
Secured Options Portfolio (Institutional Class)	5	95
Global Secured Options Portfolio	2	95
Alternative Risk Premia Portfolio	4	56
Short Term Tax Aware Fixed Income Portfolio	4	40
7.  Lending of Portfolio Securities
As of April 30, 2019, the following Portfolios had outstanding loans of securities to certain approved brokers for which such Portfolios received collateral:
Portfolio	Market Value of Loaned Securities	Market Value of Cash Collateral	Market Value of Non-Cash Collateral	% of Total Assets on Loan
Quantitative U.S. Large Cap Core Equity Portfolio	$ 72,399,137	$ 72,192,981	1,332,630	2.60
Quantitative U.S. Large Cap Value Equity Portfolio	19,891	—	20,285	0.99
Quantitative U.S. Small Cap Equity Portfolio	103,658	62,577	49,000	7.10
Quantitative International Equity Portfolio	18,071,350	17,672,110	816,058	5.82
Responsible ESG U.S. Equity Portfolio	605,176	318,695	296,924	2.49
Women in Leadership U.S. Equity Portfolio	344,672	252,655	97,569	1.66
Quantitative U.S. Long/Short Equity Portfolio	5,193,564	3,412,118	1,946,461	1.06
Quantitative U.S. Total Market Equity Portfolio	849,142	—	906,028	0.82
Strategic Equity Portfolio	3,314,804	3,362,783	—	1.29
Small Cap Equity Portfolio	171,451,778	104,532,565	72,833,953	5.52
Large Cap Value Portfolio	938,897	987,512	—	1.55
Equity Income Portfolio	417,972	225,140	198,693	1.79
Core Fixed Income Portfolio	18,435,097	18,804,590	—	3.36
Short Term Tax Aware Fixed Income Portfolio	1,032,496	82,200	971,375	2.57
The Funds have adopted the disclosure provisions of FASB Accounting Standards Update ("ASU") No. 2014-11 (“ASU No. 2014-11”), Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. ASU No. 2014-11 is intended to provide increased transparency about the types of collateral pledged in securities lending and other similar transactions that are accounted for as secured borrowings.
For the Quantitative U.S. Large Cap Core Equity Portfolio, the Quantitative U.S. Small Cap Equity Portfolio, the Quantitative International Equity Portfolio, the Responsible ESG U.S. Equity Portfolio, the Quantitative U.S. Long/Short Equity Portfolio, the Small Cap Equity Portfolio, the Equity Income Portfolio, the Core Fixed Income Portfolio and the Short Term Tax Aware Fixed Income Portfolio, all of the securities on loan collateralized by cash are classified as Common Stocks in each Portfolio’s Schedule of Portfolio Investments (except for Core Fixed Income Portfolio (Agency Notes and Corporate Notes) and Short Term Tax Aware Fixed Income Portfolio (Registered Investment Companies)) at April 30, 2019, with a contractual maturity of overnight and continuous.
185

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Concluded)
8.  Recently Issued Accounting Pronouncements
In March 2017, the FASB issued ASU 2017-08 (“ASU 2017-08”), Receivables --Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities, which amends the amortization period for certain purchased callable debt securities. Under ASU 2017-08, the premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. ASU 2017-08 will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Funds.
9.  Subsequent Events
Management has evaluated events and transactions subsequent to April 30, 2019 through the date the financial statements were available to be issued, for disclosure in the Fund’s financial statements and has determined that there were no material events that would require additional disclosure, except for the following: As of July 1, 2019, Capital Guardian Trust Company (“CGTC”), the sub-adviser to the High Yield Municipal Portfolio, and Capital International, Inc. (“CII”) are merging and CII will undertake all rights, obligations and responsibilities of CGTC under the High Yield Municipal Portfolio’s Sub-Investment Advisory Agreement. Upon the completion of the merger the same personnel currently responsible for the sub-investment advice provided to High Yield Municipal Portfolio will continue to provide such services to the Portfolio; the level and nature of the sub-advisory services provided with respect to the Portfolio will remain the same and the rate of the fees paid by Glenmede Investment Management LP for those services will be no higher, Therefore, management of the High Yield Municipal Portfolio will not be affected by this change.
186

The Glenmede Portfolios

Statements Of Assets And Liabilities April 30, 2019 — (Unaudited)
Muni Intermediate Portfolio
Assets:
Investments at value[1]	$ 309,827,625
Cash	947,270
Receivable for fund shares sold	225,128
Interest receivable	3,792,564
Prepaid expenses	3,083
Total assets	314,795,670
Liabilities:
Payable for when-issued securities purchased	3,836,390
Payable for fund shares redeemed	78,582
Payable for Trustees’ fees	8,865
Payable for Shareholder Servicing fees	38,173
Accrued expenses	27,733
Total liabilities	3,989,743
Net Assets	$310,805,927
Net Assets consist of:
Par value ($0.001 of shares outstanding)	$ 28,062
Paid-in capital in excess of par value	304,732,782
Total distributable earnings	6,045,083
Total Net Assets	$310,805,927
Shares Outstanding	28,062,015
Net Asset Value Per Share	$ 11.08
[1] Investments at cost	$303,749,317
See Notes to Financial Statements.
187

THE GLENMEDE PORTFOLIOS

Statements Of Operations
For the Six Months Ended April 30, 2019 — (Unaudited)
Muni Intermediate Portfolio
Investment income:
Interest	$ 3,316,871
Total investment income	3,316,871
Expenses:
Administration, transfer agent and custody fees	85,928
Professional fees	11,611
Shareholder report expenses	9,135
Shareholder servicing fees	220,339
Trustees’ fees and expenses	17,936
Registration and filing fees	5,907
Other expenses	3,780
Total expenses	354,636
Net investment income	2,962,235
Realized and unrealized gain (loss):
Net realized loss on:
Investment transactions	(98,199)
Net change in unrealized gain of:
Investments	9,321,787
Net realized and unrealized gain	9,223,588
Net increase in net assets resulting from operations	$12,185,823
See Notes to Financial Statements.
188

The Glenmede Portfolios

Statements Of Changes In Net Assets
For the Six Months Ended April 30, 2019 — (Unaudited)
Muni Intermediate Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$ 2,962,235
Net realized loss on:
Investment transactions	(98,199)
Net change in unrealized gain of:
Investments	9,321,787
Net increase in net assets resulting from operations	12,185,823
Distributions from earnings	(2,971,907)
Net increase in net assets from capital share transactions (See note 4)	12,190,828
Net increase in net assets	21,404,744
NET ASSETS:
Beginning of period	289,401,183
End of period	$310,805,927

For the Year Ended October 31, 2018
Muni Intermediate Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$ 5,611,226
Net realized loss on:
Investment transactions	(102,884)
Net change in unrealized loss of:
Investments	(7,566,031)
Net increase (decrease) in net assets resulting from operations	(2,057,689)
Distributions from earnings*	(5,577,383)
Net increase (decrease) in net assets from capital share transactions (See note 4)	(6,945,937)
Net increase (decrease) in net assets	(14,581,009)
NET ASSETS:
Beginning of year	303,982,192
End of year**	$289,401,183

*	The SEC eliminated the requirement to disclose distributions to shareholders from net investment income and from net realized gains in 2018.
**	The SEC eliminated the requirement to disclose undistributed net investment income in 2018.
See Notes to Financial Statements.
189

The Glenmede Portfolios

Financial Highlights
For a share outstanding throughout each year
	Muni Intermediate Portfolio
	For the Period Ended April 30, 2019[1,2]	For the Years Ended October 31,
		2018	2017	2016	2015	2014
Net asset value, beginning of period	$ 10.73	$ 11.01	$ 11.08	$ 10.98	$ 11.04	$ 10.94
Income from investment operations:
Net investment income	0.11	0.20	0.19	0.17	0.16	0.18
Net realized and unrealized gain (loss) on investments	0.35	(0.28)	(0.04)	0.10	—	0.15
Total from investment operations	0.46	(0.08)	0.15	0.27	0.16	0.33
Distributions to shareholders from:
Net investment income	(0.11)	(0.20)	(0.18)	(0.17)	(0.16)	(0.18)
Net realized capital gains	—	—	(0.04)	—	(0.06)	(0.05)
Total distributions	(0.11)	(0.20)	(0.22)	(0.17)	(0.22)	(0.23)
Net asset value, end of period	$ 11.08	$ 10.73	$ 11.01	$ 11.08	$ 10.98	$ 11.04
Total return	4.31% [3]	(0.73)%	1.38%	2.45%	1.45%	3.09%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$310,806	$289,401	$303,982	$331,243	$299,121	$263,867
Ratio of operating expenses to average net assets	0.24% [4]	0.23%	0.23%	0.25%	0.23%	0.25%
Ratio of net investment income to average net assets	2.02% [4]	1.86%	1.70%	1.53%	1.44%	1.67%
Portfolio turnover rate	7%	31%	19%	34%	71%	46%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Total return calculation is not annualized.
[4]	Annualized.
See Notes to Financial Statements.
190

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2019 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — 99.7%
	Alabama — 1.0%
$3,000,000	Black Belt Energy Gas District, AL, Gas Supply Revenue, Revenue Bonds, Series A, 4.000% due 7/1/46	$ 3,124,470
	Alaska — 3.4%
1,630,000	Alaska State, General Obligation Unlimited, Refunding, Series B, 5.000% due 8/1/22	1,799,503
1,000,000	Alaska State, General Obligation Unlimited, Series B, 5.000% due 8/1/20	1,040,780
2,745,000	Anchorage, AK, Electric Utility, Revenue Bonds, Refunding, Series A, 4.000% due 12/1/21	2,893,834
4,645,000	Valdez, AK, Marine Terminal Revenue, Revenue Bonds, Refunding, Series B, (SPA : British Petroleum PLC), 5.000% due 1/1/21	4,876,507
		10,610,624
	Arizona — 1.5%
4,015,000	Yuma, AZ, Municipal Property Corp., Road & Excise Tax, Revenue Bonds, Refunding, 5.000% due 7/1/26	4,727,141
	California — 3.2%
3,935,000	California State, CA, General Obligation Unlimited, Refunding, 5.000% due 11/1/30	4,842,883
4,300,000	Los Angeles, CA, Unified School District, General Obligation Unlimited, Series B-1, 5.000% due 7/1/38	5,086,083
		9,928,966
	Colorado — 1.1%
2,750,000	Colorado State, Certificate of Participation, Series A, 5.000% due 12/15/29	3,413,712
	Connecticut — 0.4%
1,000,000	University of Connecticut, Revenue Bonds, Series A, 5.000% due 11/1/25[1]	1,173,160
	Delaware — 1.0%
2,640,000	Delaware State, DE, General Obligation Unlimited, Refunding, Series B, 5.000% due 7/1/24	3,078,002
	District Of Columbia — 1.0%
2,700,000	District of Columbia, General Obligation Unlimited, Series D, 5.000% due 6/1/25	3,212,379
	Florida — 11.9%
1,025,000	Broward County, FL, School Broward Corporation, Certificate of Participation, Refunding, Series A, 5.000% due 7/1/27	1,228,104
2,820,000	Central, FL, Expressway Authority, Revenue Bonds, Refunding, Series B, 5.000% due 7/1/28	3,379,037
3,180,000	Citizens Property Insurance Corp., FL, Revenue Bonds, Series A-1, 5.000% due 6/1/20	4,817,672
5,000,000	Florida State, Board of Education Capital Outlay, Public Education, General Obligation Unlimited, Refunding, Series E, 5.000% due 6/1/26	5,936,150
2,765,000	Florida State, Department of Environmental Protection, Preservation Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 7/1/22	3,048,108
491,000	Florida State, Water Pollution Control Financing Corp., Revenue Bonds, Water Pollution Control, Series A, 5.000% due 1/15/20	492,404
2,630,000	Hillsborough County, FL, Industrial Development Authority, Revenue Bonds, Prerefunded 8/15/19 @ 101, 8.000% due 8/15/32	2,703,377
See Notes to Financial Statements.
191

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2019 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Florida — (Continued)
	Lakeland, FL, Energy System Revenue Bonds, Refunding:
$3,750,000	5.000% due 10/1/24	$ 4,374,187
2,750,000	5.000% due 10/1/25	3,278,440
3,000,000	Lee County, FL, School Board, Certificate of Participation, Refunding, Series A, 5.000% due 8/1/27	3,436,740
2,025,000	Orlando & Orange County, FL, Expressway Authority, Revenue Bonds, Refunding, 5.000% due 7/1/23	2,227,075
1,875,000	Orlando & Orange County, FL, Expressway Authority, Revenue Bonds, Refunding, Series B (AGMC Insured), 5.000% due 7/1/21	1,946,325
		36,867,619
	Hawaii — 0.9%
2,700,000	Hawaii State, HI, General Obligation Unlimited, Refunding, Series EA, 5.000% due 12/1/22	2,927,664
	Illinois — 4.6%
	Chicago, IL, O’Hare International Airport Revenue Bonds, Refunding, Series B:
2,545,000	5.000% due 1/1/30	2,922,551
2,000,000	5.000% due 1/1/32	2,277,260
4,000,000	McHenry County, IL, Conservation District, General Obligation Unlimited, Refunding, 5.000% due 2/1/25	4,669,200
4,000,000	Regional Transportation Authority, IL, Revenue Bonds, Refunding, Series A, 5.000% due 7/1/23	4,479,280
		14,348,291
	Indiana — 0.8%
2,500,000	Indiana State, Health & Educational Facilities Financing Authority, Revenue Bonds, Series 2006B-3, 1.750% due 11/15/31	2,502,575
	Kansas — 1.4%
	Kansas State, KS, Department of Transportation Highway Revenue, Revenue Bonds, Series C:
1,190,000	5.000% due 9/1/23	1,316,806
2,750,000	5.000% due 9/1/24	3,039,273
		4,356,079
	Kentucky — 0.7%
2,000,000	Kentucky State, Property & Building Commission, Revenue Bonds, Refunding, 4.000% due 8/1/21	2,050,580
	Louisiana — 1.7%
3,000,000	Louisiana State, General Obligation Unlimited, Series A, 5.000% due 4/1/28	3,646,980
1,550,000	New Orleans, LA, Sewage Service Revenue, Revenue Bonds, Refunding, 5.000% due 6/1/22	1,686,632
		5,333,612
	Maine — 1.1%
	Maine State Municipal Bond Bank, Infrastructure Revenue, Refunding, Series A:
1,175,000	5.000% due 9/1/21	1,263,313
1,985,000	5.000% due 9/1/22	2,195,827
		3,459,140
	Maryland — 3.7%
4,000,000	Maryland State, General Obligation Unlimited, 5.000% due 8/1/24	4,669,040
4,500,000	Maryland, MD, Economic Development Corporation, Economic Development Revenue, Revenue Bonds, Series B, 5.375% due 6/1/25	4,680,720
See Notes to Financial Statements.
192

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2019 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Maryland — (Continued)
$2,000,000	Washington, MD, Suburban Sanitary Commission, General Obligation Unlimited, Public Improvement, 4.000% due 6/1/21	$ 2,097,220
		11,446,980
	Massachusetts — 2.1%
2,000,000	Massachusetts State, General Obligation Limited, Series A, 5.000% due 3/1/23	2,250,040
3,850,000	Massachusetts State, General Obligation Limited, Series C, 5.000% due 5/1/30	4,327,554
		6,577,594
	Michigan — 4.6%
4,000,000	Detroit, MI, City School District, General Obligation Unlimited, Series A, (QSBLF Insured), 5.000% due 5/1/26	4,341,120
1,500,000	Grand Valley, MI, State University, Revenue Bonds, Refunding, Series A, 5.000% due 12/1/26	1,781,550
5,000,000	Michigan Finance Authority, Revenue Bonds, (1M USD LIBOR * 0.67+ 0.54%), 2.199% due 12/1/39[2]	5,010,050
3,100,000	Michigan Finance Authority, Revenue Bonds, Refunding Detroit School District, Series A, (QSBLF Insured), 5.000% due 5/1/21	3,288,077
		14,420,797
	Minnesota — 3.6%
1,190,000	Lake Superior, MN, Independent School District No. 381, General Obligation Unlimited, Refunding, Series A, (School District Credit Program), 5.000% due 10/1/20	1,247,346
2,900,000	Minneapolis, MN, Saint Paul Housing and Redevelopment Authority, Revenue Bonds, Series B-1, (SPA : JP Morgan Chase Bank N.A.), 2.300% due 11/15/35	2,900,000
2,010,000	Sartell, MN, Independent School District No. 748, General Obligation Unlimited, Series B, (School District Credit Program), 0.000% due 2/1/28[3]	1,608,101
4,800,000	St. Paul, MN, Housing & Redevelopment Authority Health Care Facilities Revenue, Refunding, HealthPartners Obligated Group, Series A, 5.000% due 7/1/28	5,563,392
		11,318,839
	Mississippi — 1.4%
1,000,000	Mississippi Development Bank, Special Obligation, Revenue Bonds, Refunding, Series A, 5.000% due 4/1/20	1,029,600
3,160,000	Mississippi State, Development Bank, Special Obligation, Jackson Public School District Project, Revenue Bonds, Refunding, Series A, 5.000% due 4/1/21	3,351,180
		4,380,780
	Missouri — 0.8%
2,000,000	City of Kansas, MO, Sanitary Sewer System Revenue Bonds, Refunding, Series A, 5.000% due 1/1/27	2,345,540
	Nevada — 1.2%
3,500,000	Clark County, NV, Water Reclamation District, General Obligation Limited, Refunding, 5.000% due 7/1/20	3,637,445
	New Mexico — 2.0%
6,300,000	New Mexico State, Municipal Energy Acquisition Authority, Revenue Bonds, Subseries B, (1M USD LIBOR * 0.67+ 0.75%), 2.426% due 11/1/39[2]	6,301,512
See Notes to Financial Statements.
193

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2019 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	New York — 4.5%
$1,000,000	New York City, NY, Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series DD-2, 5.000% due 6/15/25	$ 1,151,750
1,650,000	New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series C, 5.000% due 11/1/26	2,024,665
2,275,000	New York City, NY, Transitional Finance Authority, Future Tax Secured, Revenue Bonds, Subseries E-1, 5.000% due 2/1/30	2,696,808
1,150,000	New York State, Thruway Authority Personal Income Tax, Revenue Bonds, Series A, 5.000% due 3/15/23	1,203,395
3,500,000	New York State, Urban Development Corp., Revenue Bonds, Series A, 5.000% due 3/15/36	4,240,145
2,470,000	New York, Metropolitan Transportation Authority Revenue, Dedicated Tax Fund, Series B-1, 5.000% due 11/15/21	2,687,681
		14,004,444
	North Carolina — 4.3%
1,220,000	Duplin County, NC, Limited Obligation, Revenue Bonds, 5.000% due 4/1/23	1,361,447
	Mooresville, NC, Limited Obligation, Revenue Bonds, Refunding:
3,375,000	5.000% due 11/1/22	3,737,441
3,550,000	5.000% due 11/1/23	4,032,623
2,000,000	New Hanover County, NC, Hospital Revenue Bonds, 5.000% due 10/1/19	2,027,480
2,000,000	Raleigh City, North Carolina, Combined Enterprise System Revenue, Refunding, Series B, 5.000% due 12/1/24	2,357,280
		13,516,271
	Ohio — 4.2%
2,060,000	Ohio State, Adult Correctional Capital Facilities, Lease Revenue, Series A, 5.000% due 4/1/21	2,190,254
3,250,000	Ohio State, General Obligation Unlimited, Series A, 5.000% due 6/15/28	3,633,012
1,400,000	Ohio State, Hospital Facilities Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 1/1/25	1,642,690
2,670,000	Ohio State, Hospital Revenue Bonds, Series A, 5.000% due 1/15/24	2,960,576
1,000,000	Ohio State, Revenue Bonds, Refunding, Series B, 5.000% due 10/1/21	1,079,760
1,360,000	Ohio State, Special Obligation, Revenue Bonds, 5.000% due 10/1/21	1,467,794
		12,974,086
	Oklahoma — 0.7%
2,000,000	Grand River, OK, Dam Authority, Revenue Bonds, Refunding, Series A, 5.000% due 6/1/24	2,311,100
	Oregon — 1.5%
1,970,000	Oregon State, General Obligation Unlimited, Refunding, Series N, 5.000% due 12/1/23	2,136,110
2,000,000	Washington County, OR, Beaverton School District No. 48J, Series D, 5.000% due 6/15/26	2,428,720
		4,564,830
	Pennsylvania — 2.9%
2,500,000	Allegheny County, PA, General Obligation Unlimited, Refunding, Series C-73, 5.000% due 12/1/20	2,631,700
500,000	Conneaut, PA, School District, Refunding, Series B, (AGMC Insured State Aid Withholding), 5.000% due 11/1/20	522,085
See Notes to Financial Statements.
194

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2019 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Pennsylvania — (Continued)
$2,500,000	Pennsylvania State Turnpike Authority, Revenue Bonds, Refunding, 5.000% due 12/1/22[1]	$ 2,734,550
2,500,000	Pennsylvania State, General Obligation Unlimited, Series 2, 5.000% due 9/15/25	2,967,550
		8,855,885
	Rhode Island — 0.4%
1,020,000	Rhode Island State, RI, Health and Educational Building Corporation, Public School Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 5/15/22	1,104,609
	South Carolina — 0.4%
1,010,000	Beaufort County, SC, General Obligation Unlimited, Series B, (State Aid Withholding), 5.000% due 5/1/22	1,109,738
	Texas — 12.8%
1,420,000	Alamo, TX, Community College District, General Obligation Limited, 5.000% due 2/15/23	1,504,419
1,065,000	Alamo, TX, Community College District, General Obligation Limited, Refunding, 5.000% due 2/15/24	1,225,059
3,000,000	Dallas, TX, Area Rapid Transit, Sales Tax Revenue, Revenue Bonds, Refunding, 5.000% due 12/1/25	3,601,770
2,500,000	Dallas, TX, Independent School District, General Obligation Unlimited, Refunding, (PSF Guaranteed), 5.000% due 2/15/22	2,646,350
	Harris County, Texas, Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding, Children’s Hospital Project:
2,850,000	5.000% due 10/1/26	3,367,360
2,000,000	5.000% due 10/1/27	2,355,160
3,000,000	Harris County, Texas, Flood Control District, Revenue Bonds, Refunding, Series A, 5.000% due 10/1/28	3,697,680
	Harris County, Texas, Revenue Bonds, Refunding, Series A:
1,300,000	5.000% due 8/15/24	1,511,744
3,000,000	5.000% due 8/15/25	3,568,410
3,000,000	Plano, TX, Independent School District, General Obligation Unlimited, Refunding, Series B, (PSF Guaranteed), 5.000% due 2/15/21	3,177,180
2,550,000	Texas State, General Obligation Unlimited, Series A, 5.000% due 10/1/26	3,108,169
1,000,000	Texas State, Transportation Commission Highway Fund Revenue, Revenue Bonds, Refunding, 5.000% due 10/1/22	1,110,880
1,165,000	Texas State, TX, A&M University Permanent University Fund, Revenue Bonds, 5.000% due 7/1/22	1,285,811
3,500,000	University of Texas, Revenue Bonds, Series D , 5.000% due 8/15/25	4,176,900
3,090,000	Waco, TX, Independent School District, General Obligation Unlimited, Refunding, (PSF Guaranteed), 5.000% due 8/15/23	3,509,653
		39,846,545
	Utah — 0.9%
2,440,000	Nebo, UT, School District, General Obligation Unlimited, Series C, 4.000% due 7/1/23	2,672,166
	Virginia — 4.2%
1,500,000	Fairfax County, VA, General Obligation Unlimited, Refunding, Series C, (State Aid Withholding), 5.000% due 10/1/24	1,760,685
2,800,000	Richmond, VA, Convention Center Authority, Hotel Tax Revenue Bonds, Refunding, 5.000% due 6/15/27	3,270,484
2,450,000	Virginia State, Commonwealth University Health System Authority Revenue, Revenue Bonds, Series B, 5.000% due 7/1/29	2,982,630
See Notes to Financial Statements.
195

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2019 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Virginia — (Continued)
$4,555,000	Virginia State, Public Building Authority, Public Facilities Revenue, Revenue Bonds, Series A, 4.000% due 8/1/35	$ 5,098,503
		13,112,302
	Washington — 6.5%
4,150,000	Central Puget Sound, WA, Regional Transit Authority, Revenue Bonds, Refunding, Series P-1, 5.000% due 2/1/28	4,507,813
1,205,000	Grays Harbor County, WA, Public Utility District No. 1, Revenue Bonds, Refunding, Series A, 5.000% due 1/1/27	1,390,305
3,600,000	King County, WA, Bellevue School District No. 405, General Obligation Unlimited, 5.000% due 12/1/25	4,111,236
2,240,000	Washington State, Certificate of Participation, Refunding, Series C, (State Aid Intercept), 5.000% due 1/1/20	2,290,198
4,000,000	Washington State, General Obligation Unlimited, Refunding, Series R-2013A, 4.000% due 7/1/28	4,261,240
3,000,000	Washington State, General Obligation Unlimited, Series D, 5.000% due 2/1/26	3,617,010
		20,177,802
	Wisconsin — 1.3%
2,100,000	Wisconsin State, Department of Transportation Revenue, Revenue Bonds, Refunding, Series 2, 5.000% due 7/1/29	2,579,535
15,000	Wisconsin State, General Obligation Unlimited, Series B, Prerefunded 5/1/20 @ 100, 5.000% due 5/1/26	15,495
1,350,000	Wisconsin State, General Obligation Unlimited, Unrefunded, Series 1, 5.000% due 5/1/21	1,439,316
		4,034,346
	TOTAL MUNICIPAL BONDS (Cost $303,749,317)	309,827,625
TOTAL INVESTMENTS (Cost $303,749,317)	99.7%	$309,827,625
OTHER ASSETS IN EXCESS OF LIABILITIES	0.3	978,302
NET ASSETS	100.0%	$310,805,927

*	Percentages indicated are based on net assets.
[1]	When-issued security.
[2]	Floating Rate Bond. Rate shown is as of April 30, 2019.
[3]	Zero Coupon Bond.

Abbreviations:
AGMC — Assured Guaranty Municipal Corporation
PSF — Permanent School Fund
QSBLF — Michigan Qualified School Bond Loan Fund
SPA — Stand-By Purchase Agreement
See Notes to Financial Statements.
196

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2019 - (Unaudited)
STATE DIVERSIFICATION
On April 30, 2019, State Diversification of the Portfolio was as follows:
	% of Net Assets	Value
STATE:
Texas	12.8%	$ 39,846,545
Florida	11.9	36,867,619
Washington	6.5	20,177,802
Michigan	4.6	14,420,797
Illinois	4.6	14,348,291
New York	4.5	14,004,444
North Carolina	4.3	13,516,271
Virginia	4.2	13,112,302
Ohio	4.2	12,974,086
Maryland	3.7	11,446,980
Minnesota	3.6	11,318,839
Alaska	3.4	10,610,624
California	3.2	9,928,966
Pennsylvania	2.9	8,855,885
Massachusetts	2.1	6,577,594
New Mexico	2.0	6,301,512
Louisiana	1.7	5,333,612
Arizona	1.5	4,727,141
Oregon	1.5	4,564,830
Mississippi	1.4	4,380,780
Kansas	1.4	4,356,079
Wisconsin	1.3	4,034,346
Nevada	1.2	3,637,445
Maine	1.1	3,459,140
Colorado	1.1	3,413,712
District of Columbia	1.0	3,212,379
Alabama	1.0	3,124,470
Delaware	1.0	3,078,002
Hawaii	0.9	2,927,664
Utah	0.9	2,672,166
Indiana	0.8	2,502,575
Missouri	0.8	2,345,540
Oklahoma	0.7	2,311,100
Kentucky	0.7	2,050,580
Connecticut	0.4	1,173,160
South Carolina	0.4	1,109,738
Rhode Island	0.4	1,104,609
TOTAL MUNICIPAL BONDS	99.7%	$309,827,625
TOTAL INVESTMENTS	99.7%	$309,827,625
See Notes to Financial Statements.
197

The Glenmede Portfolios

Notes to Financial Statements (Unaudited)
1.  Organization and Significant Accounting Policies
The Glenmede Portfolios (the “Fund”) is an investment company that was organized as a Massachusetts business trust on March 3, 1992, and is registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of April 30, 2019, the Fund offered shares of one sub-trust, the Muni Intermediate Portfolio (the “Portfolio”). The Portfolio is classified as diversified.
The Fund is an investment company and follows accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification ("ASC") Topic 946 (“ASC 946”). The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S.”) including, but not limited to ASC 946, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates, and the differences could be material. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.
Valuation of Securities:  Municipal obligations for which market quotations are readily available are valued at the most recent quoted bid price provided by investment dealers, provided that municipal obligations may be valued on the basis of prices provided by a pricing service when such prices are determined by the investment advisor to reflect the fair market value of such municipal obligations. These valuations are typically categorized as Level 2 in the fair value hierarchy described below. When market quotations are not readily available or events occur that make established valuation methods unreliable, municipal obligations are valued in a manner which is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Trustees of the Fund (the “Board”) and are typically categorized as Level 3 in the fair value hierarchy. The fair value of securities is generally determined as the amount that a Portfolio could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount. Debt obligations with maturities of 60 days or less at the time of purchase are valued on the basis of amortized cost and are typically categorized as Level 2 in the fair value hierarchy.
FASB ASC Topic 820, “Fair Value Measurements” defines fair value, establishes a three-level hierarchy for measuring fair value and expands disclosure about fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the Portfolio’s investments. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. These inputs are summarized in the three levels listed below:
Level 1 — quoted prices in active markets for identical investments;
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk and others) or valuations based on quoted prices in markets that are not active; and
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
Changes in valuation techniques may result in changing an investment’s assigned level within the hierarchy.
The Muni Intermediate Portfolio had all long-term investments, with corresponding states at Level 2 at April 30, 2019. For the period ended April 30, 2019, there were no transfers between Level 1 and 2.
Municipal Securities:  The value of, payment of interest on, repayment of principal for, and the ability to sell a municipal security may be affected by constitutional amendments, legislation, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located. A credit rating downgrade, bond default, or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of some or all of the municipal obligations of that state or territory.
Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Portfolio’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
Securities Transactions and Investment Income:  Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Interest income is recorded on the accrual basis and includes, when appropriate, amortization of premiums and accretion of discounts.
198

The Glenmede Portfolios

Notes to Financial Statements (Unaudited) — (Continued)
Securities purchased or sold on a when-issued or delayed-delivery basis may be settled after a period longer than the regular settlement time of trade date plus three business days. Interest income is accrued based on the terms of the security on settlement date. The Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.
Dividends and Distributions to Shareholders:  Dividends from net investment income, if any, are declared and paid monthly. The Portfolio distributes any net realized capital gains on an annual basis. Additional distributions of net investment income and capital gains for the Portfolio may be made at the discretion of the Board in order to avoid a nondeductible excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended (the “Code”).
Income and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the U.S. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Portfolio, timing differences and differing characterization of distributions made by the Portfolio.
On October 31, 2018, the tax year end of the Fund, the Portfolio had available capital loss carryforwards to be utilized in future periods to offset future capital gains as follows:
Portfolio	Unlimited (Short Term)	Unlimited (Long Term)
Muni Intermediate Portfolio	$288,263	$117,564
On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to regulated investment companies and, with certain exceptions, was effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely.
As of October 31, 2018, the tax year end of the Fund, the components of distributable earnings on a tax basis were as follows:
Portfolio	Undistributed Tax-exempt Income	Unrealized Appreciation/ (Depreciation)	Loss Carryforwards	Total Distributable Earnings
Muni Intermediate Portfolio	$480,473	$(3,243,479)	$(405,827)	$(3,168,833)
For the fiscal year ended October 31, 2018, the Portfolio’s components of distributable earnings on a tax basis were equal to the components of distributable earnings on a book basis. Such reclasses had no effect on net assets.
As of October 31, 2018, the tax characterization of distributions paid during the year was equal to the book characterization of distributions paid for the Portfolio and was as follows:
Portfolio	Tax Exempt	Ordinary Income
Muni Intermediate Portfolio	$5,430,555	$146,828
As of April 30, 2019, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:
Portfolio	Cost	Appreciation	(Depreciation)	Net
Muni Intermediate Portfolio	$303,749,317	$6,266,238	$187,930	$6,078,308
Other:  In the normal course of business, the Portfolio enters into contracts that may include agreements to indemnify another party under given circumstances. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the Portfolio. However, based on experience, the risk of material loss from such claims is considered to be remote.
2.  Investment Advisory Fee, Administration Fee and Other Related Party Transactions
Glenmede Investment Management LP (the “Advisor”), a wholly-owned subsidiary of The Glenmede Trust Company, N.A. (“Glenmede Trust”), serves as investment advisor to the Portfolio, pursuant to an investment management agreement with the Portfolio. Under this agreement, the Advisor manages the Portfolio, subject to the general supervision of the Board.
The Portfolio does not pay a management fee for advisory services. The investors in the Portfolio are the clients of Glenmede Trust or its affiliated companies (“Affiliates”). Glenmede Trust or its Affiliates charge a fee directly to their clients for fiduciary, trust and/or advisory services. The actual annual fees charged vary dependent on a number of
199

The Glenmede Portfolios

Notes to Financial Statements (Unaudited) — (Concluded)
factors, including the particular services provided to the client, and are generally 1.25% or less of the clients’ assets under management.
The Portfolio pays Glenmede Trust shareholder servicing fees at the annual rate of 0.15% of the Portfolio’s average daily net assets.
State Street Bank and Trust Company (“State Street”) serves as administrator, transfer agent, dividend-paying agent and custodian with respect to the Portfolio. The Portfolio pays State Street a fee based on the combined aggregate average daily net assets of the Portfolio and The Glenmede Fund, Inc., an affiliated registered investment company, plus transaction charges for certain transactions and out-of-pocket expenses. The fee is computed daily and paid monthly.
Foreside Fund Officer Services, LLC (formerly known as Foreside Compliance Services, LLC) is paid an annual fee plus out-of-pocket expenses for the provision of personnel and services related to the Fund’s compliance program. The Fund’s Chief Compliance Officer is a Director of Foreside Financial Group, LLC.
Quasar Distributors, LLC (“Quasar”) serves as distributor of the Portfolio’s shares. The distributor receives no fees from the Fund in connection with distribution services provided to the Fund. The Advisor pays Quasar’s fees and out-of-pocket expenses for the distribution services it provides to the Portfolio.
The Portfolio pays each Board member an annual fee of $6,000 and out-of-pocket expenses incurred in attending Board meetings.
Expenses for the six months ended April 30, 2019 include legal fees paid to Drinker Biddle & Reath LLP as legal counsel to the Fund and the independent Trustees. A partner of the law firm is Secretary of the Fund.
3.  Purchases and Sales of Securities
For the six months ended April 30, 2019, the cost of purchases and proceeds from sales of investment securities other than U.S. government securities and short-term securities were:
Portfolio	Purchases	Sales
Muni Intermediate Portfolio	$57,625,819	$18,564,489
4.  Shares of Beneficial Interest
The Portfolio may issue an unlimited number of shares of beneficial interest with a $.001 par value. Changes in shares of beneficial interest outstanding were as follows:
	Period Ended 04/30/19		Year Ended 10/31/18
	Shares	Amount	Shares	Amount
Muni Intermediate Portfolio
Sold	4,581,129	$ 50,156,392	5,096,672	$ 55,280,588
Redeemed	(3,482,223)	(37,965,564)	(5,741,062)	(62,226,525)
Net Increase (Decrease)	1,098,906	$ 12,190,828	(644,390)	$ (6,945,937)
As of April 30, 2019, Glenmede Trust, on behalf of its clients, holds of record and has voting and/or investment authority over substantially all of the Portfolio’s outstanding shares. The Portfolio had no shareholders that beneficially owned 5% of the shares outstanding of the Portfolio as of April 30, 2019.
5.  Recently Issued Accounting Pronouncements
In March 2017, the FASB issued Accounting Standards Update (“ASU”) 2017-08 (“ASU 2017-08”), Receivables --Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities, which amends the amortization period for certain purchased callable debt securities. Under ASU 2017-08, the premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. ASU 2017-08 will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Funds.
6.  Subsequent Event
Management has evaluated events and transactions subsequent to April 30, 2019 through the date the financial statements were available to be issued, for disclosure in the Fund’s financial statements and has determined that there were no material events that would require additional disclosure.
200

The Glenmede Fund, Inc.
The Glenmede Portfolios

(Unaudited)
Proxy Voting
A description of the policies and procedures that the Funds’ investment advisor and sub-advisor use to vote proxies relating to the Funds’ portfolio securities is available, without charge, upon request, by calling 1-800-442-8299, and on the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, by calling 1-800-442-8299, and on the SEC’s website at http://www.sec.gov.
Quarterly Portfolio Holdings
The Funds file their complete schedule of portfolio holdings of each Portfolio with the SEC for the first and third quarter of each fiscal year as an attachment to Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at http://www.sec.gov. You may also visit the Funds’ website at www.glenmedeim.com or by calling 1-800-442-8299 for this and other information about the Funds.
Board of Directors — Considerations Regarding Investment Advisory Agreement (Alternative Risk Premia Portfolio)
At a meeting held on December 13, 2018, the Board of Directors of the Glenmede Fund (the “Board”) approved the Investment Advisory Agreement with respect to the Alternative Risk Premia Portfolio, a new series of the Glenmede Fund (the “New Portfolio”).
In determining whether to approve the Investment Advisory Agreement for the New Portfolio (the “Agreement”), the Board, including all of the Directors who are not interested persons under the Investment Company Act of 1940, as amended (the “Independent Directors”), reviewed and considered, among other items: (1) a memorandum from independent counsel setting forth the Board’s fiduciary duties, responsibilities and the factors the Board should consider in its evaluation of the Agreement; (2) a Broadridge Financial Solutions, Inc. (“Broadridge”) report comparing the New Portfolio’s proposed advisory fee and estimated expenses to those of its peer group; and (3) a report and presentation by a representative of the Advisor that described: (i) the nature, extent and quality of the Advisor’s services to be provided to the New Portfolio; (ii) the experience and qualifications of the personnel to provide those services; (iii) its organizational structure, financial information, insurance coverage and Form ADV; (iv) its investment philosophy and process; (v) its assets under management and client descriptions; (vi) the Advisor’s soft dollar commission policy, including information on the types of research and services to be obtained in connection with soft dollar commissions and the Advisor’s trade allocation policies; (vii) the proposed advisory fee arrangement for the New Portfolio; (viii) the proposed contractual fee waiver arrangement for the New Portfolio; (ix) the advisory fee arrangements with the Advisor’s other clients; (x) its compliance processes and conflicts of interest assessments; (xi) the extent to which economies of scale are relevant to the New Portfolio; and (xii) the benefits of adding the New Portfolio to the Glenmede Fund complex. The Directors considered the written materials, the Advisor’s presentation, the Fund’s Chief Compliance Officer’s quarterly reports, and deliberated on the Agreement in light of this information together with information provided to the Directors over the course of the year. In their deliberations, the Directors did not identify any single piece of information that was all-important or controlling.
The Board including all of the Independent Directors, reached the following conclusions, among others, regarding the Advisor and the Agreement: the Advisor has the capabilities, resources and personnel necessary to manage the New Portfolio; the Board is satisfied with the quality of services provided by the Advisor in advising its existing Portfolios; and the proposed advisory fee for the New Portfolio is reasonable as compared to the fees paid by comparable mutual funds in the Broadridge peer group. The Glenmede Fund Board also concluded that the advisory fees to be charged by the Advisor are based on services that are in addition to, rather than duplicative of, the services provided under the advisory contracts of exchange traded funds in which the New Portfolio may invest.
The Board also concluded that based on the Broadridge information and the proposed fee and expense waiver that the Advisor is assuming in launching the New Portfolio, that the estimated operating expense ratio of the New Portfolio is reasonable.
The Board also concluded that the Advisor’s profitability for providing services to the New Portfolio was not a material factor in determining whether or not to approve the Agreement; and the benefits to be derived by the Advisor from managing the New Portfolio, including how the Advisor expects to use soft dollars and select brokers, and the ways in which it will conduct portfolio transactions, seem reasonable. The Board noted that since the investment advisory fee does not have breakpoints, there would be no economies of scale for that fee as the New Portfolio’s assets increase.
Based upon the Board’s deliberations and evaluation of the information described above, the Directors, including all of the Independent Directors, determined that the terms of the Agreement were reasonable and fair to the New Portfolio and its shareholders.
201

The Glenmede Fund, Inc. and The Glenmede Portfolios
Investment Advisor
Glenmede Investment Management LP
One Liberty Place
1650 Market Street, Suite 1200
Philadelphia, Pennsylvania 19103
Administrator
State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111
Custodian
State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111
Legal Counsel
Drinker Biddle & Reath LLP
One Logan Square
Suite 2000
Philadelphia, Pennsylvania 19103-6996
Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
Independent Auditors
PricewaterhouseCoopers LLP
101 Seaport Boulevard
Boston, MA 02210
Investment Sub-Advisor
(for High Yield Municipal Portfolio)
Capital Guardian Trust Company
333 South Hope Street
Los Angeles, California 90071

The report is submitted for the general information of the shareholders of The Glenmede Fund, Inc. and The Glenmede Portfolios. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the Funds, which contain information concerning the Fund’s investment policies and expenses as well as other pertinent information.

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a) Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Investment Management Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Directors.

Item 11.	Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective based on the evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))), that occurred during the Registrant’s most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable.

(b) Not applicable.

Item 13.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant, as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350), are attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) THE GLENMEDE FUND, INC.

By (Signature and Title)	/s/ Mary Ann B. Wirts
Mary Ann B. Wirts President (Principal Executive Officer)
Date June 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Mary Ann B. Wirts
Mary Ann B. Wirts President (Principal Executive Officer)
Date June 25, 2019

/s/ Kent E. Weaver
Kent E. Weaver Treasurer (Principal Financial Officer)
Date June 25, 2019